UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:   811-4681

Name of Registrant:    Vanguard Bond Index Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:    December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments

Vanguard Short-Term Bond Index Fund

Schedule of Investments
As of March 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.7%)
U.S. Government Securities (55.2%)
United States Treasury Note/Bond	5.750%	8/15/10	5,920	6,042
United States Treasury Note/Bond	1.250%	11/30/10	13,298	13,379
United States Treasury Note/Bond	4.375%	12/15/10	191,530	196,977
United States Treasury Note/Bond	0.875%	12/31/10	237,160	238,049
United States Treasury Note/Bond	4.250%	1/15/11	29,780	30,687
United States Treasury Note/Bond	5.000%	2/15/11	146,375	152,253
United States Treasury Note/Bond	0.875%	2/28/11	313,775	315,049
United States Treasury Note/Bond	4.500%	2/28/11	112,620	116,790
United States Treasury Note/Bond	0.875%	3/31/11	103,445	103,865
United States Treasury Note/Bond	0.875%	4/30/11	124,205	124,709
United States Treasury Note/Bond	0.875%	5/31/11	595	598
United States Treasury Note/Bond	4.875%	5/31/11	25,470	26,763
United States Treasury Note/Bond	1.125%	6/30/11	138,750	139,748
United States Treasury Note/Bond	5.125%	6/30/11	111,480	117,821
United States Treasury Note/Bond	1.000%	7/31/11	49,390	49,645
United States Treasury Note/Bond	4.875%	7/31/11	39,025	41,232
United States Treasury Note/Bond	1.000%	8/31/11	51,169	51,401
United States Treasury Note/Bond	4.625%	8/31/11	45,700	48,242
United States Treasury Note/Bond	1.000%	9/30/11	74,050	74,351
United States Treasury Note/Bond	4.500%	9/30/11	148,990	157,347
United States Treasury Note/Bond	1.000%	10/31/11	85,180	85,473
United States Treasury Note/Bond	4.625%	10/31/11	42,595	45,184
United States Treasury Note/Bond	1.750%	11/15/11	64,900	65,874
United States Treasury Note/Bond	0.750%	11/30/11	72,200	72,098
United States Treasury Note/Bond	4.500%	11/30/11	29,275	31,063
United States Treasury Note/Bond	1.125%	12/15/11	62,355	62,628
United States Treasury Note/Bond	1.000%	12/31/11	156,280	156,597
United States Treasury Note/Bond	4.625%	12/31/11	25,610	27,279
United States Treasury Note/Bond	1.125%	1/15/12	236,005	236,890
United States Treasury Note/Bond	0.875%	1/31/12	41,475	41,430
United States Treasury Note/Bond	4.750%	1/31/12	54,915	58,759
United States Treasury Note/Bond	1.375%	2/15/12	64,335	64,837
United States Treasury Note/Bond	0.875%	2/29/12	15,500	15,469
United States Treasury Note/Bond	4.625%	2/29/12	68,505	73,289
United States Treasury Note/Bond	1.375%	3/15/12	9,600	9,674
United States Treasury Note/Bond	1.000%	3/31/12	30,750	30,736
United States Treasury Note/Bond	4.500%	3/31/12	143,375	153,299
United States Treasury Note/Bond	1.375%	4/15/12	20,525	20,669
United States Treasury Note/Bond	4.500%	4/30/12	82,335	88,201
United States Treasury Note/Bond	1.375%	5/15/12	209,750	211,061
United States Treasury Note/Bond	4.750%	5/31/12	102,840	110,842
United States Treasury Note/Bond	1.875%	6/15/12	149,925	152,361
United States Treasury Note/Bond	4.875%	6/30/12	226,385	245,098
United States Treasury Note/Bond	1.500%	7/15/12	8,300	8,365
United States Treasury Note/Bond	4.625%	7/31/12	163,615	176,577
United States Treasury Note/Bond	1.750%	8/15/12	315,645	319,493
United States Treasury Note/Bond	4.375%	8/15/12	14,675	15,769
United States Treasury Note/Bond	4.125%	8/31/12	31,625	33,799
United States Treasury Note/Bond	1.375%	9/15/12	122,225	122,493

United States Treasury Note/Bond	1.375%	10/15/12	49,800	49,862
United States Treasury Note/Bond	3.875%	10/31/12	82,080	87,351
United States Treasury Note/Bond	1.375%	11/15/12	305,967	305,823
United States Treasury Note/Bond	4.000%	11/15/12	15,180	16,219
United States Treasury Note/Bond	3.375%	11/30/12	26,490	27,876
United States Treasury Note/Bond	1.125%	12/15/12	228,185	226,152
United States Treasury Note/Bond	1.375%	1/15/13	279,700	278,738
United States Treasury Note/Bond	1.375%	2/15/13	87,678	87,254
United States Treasury Note/Bond	3.875%	2/15/13	101,215	107,984
United States Treasury Note/Bond	2.750%	2/28/13	61,849	64,004
United States Treasury Note/Bond	1.375%	3/15/13	200	199
United States Treasury Note/Bond	3.500%	5/31/13	153,210	161,876
United States Treasury Note/Bond	3.375%	6/30/13	26,575	27,962
United States Treasury Note/Bond	3.375%	7/31/13	600	631
United States Treasury Note/Bond	4.250%	8/15/13	51,525	55,752
United States Treasury Note/Bond	3.125%	8/31/13	105,330	109,889
United States Treasury Note/Bond	3.125%	9/30/13	216,375	225,606
United States Treasury Note/Bond	2.750%	10/31/13	221,900	228,315
United States Treasury Note/Bond	2.000%	11/30/13	89,165	89,318
United States Treasury Note/Bond	1.500%	12/31/13	70,950	69,631
United States Treasury Note/Bond	1.750%	1/31/14	128,645	127,177
United States Treasury Note/Bond	4.000%	2/15/14	1,700	1,827
United States Treasury Note/Bond	1.875%	2/28/14	278,485	276,093
United States Treasury Note/Bond	1.750%	3/31/14	303,515	298,914
United States Treasury Note/Bond	1.875%	4/30/14	243,800	240,828
United States Treasury Note/Bond	2.250%	5/31/14	188,835	189,041
United States Treasury Note/Bond	2.625%	6/30/14	239,880	243,365
United States Treasury Note/Bond	2.625%	7/31/14	314,210	318,480
United States Treasury Note/Bond	2.375%	8/31/14	45,025	45,116
United States Treasury Note/Bond	2.375%	9/30/14	6,100	6,101
United States Treasury Note/Bond	2.375%	10/31/14	145,485	145,280
United States Treasury Note/Bond	2.125%	11/30/14	215,050	212,194
United States Treasury Note/Bond	2.625%	12/31/14	47,465	47,806
United States Treasury Note/Bond	2.250%	1/31/15	125,810	124,434
United States Treasury Note/Bond	2.375%	2/28/15	234,552	232,903
United States Treasury Note/Bond	2.500%	3/31/15	405,218	404,015
				9,874,271
Agency Bonds and Notes (16.5%)
1 American Express Bank FSB	3.150%	12/9/11	15,675	16,259
1 Bank of America Corp.	2.100%	4/30/12	27,175	27,661
1 Bank of America Corp.	3.125%	6/15/12	37,125	38,591
1 Bank of America Corp.	2.375%	6/22/12	7,675	7,864
1 Bank of America NA	1.700%	12/23/10	7,500	7,568
1 Bank of the West	2.150%	3/27/12	4,050	4,130
1 Citibank NA	1.625%	3/30/11	3,550	3,588
1 Citibank NA	1.500%	7/12/11	4,400	4,444
1 Citibank NA	1.375%	8/10/11	6,000	6,051
1 Citibank NA	1.250%	9/22/11	1,875	1,887
1 Citibank NA	1.875%	5/7/12	7,050	7,153
1 Citibank NA	1.750%	12/28/12	13,700	13,743
1 Citigroup Funding Inc.	1.375%	5/5/11	10,500	10,587
1 Citigroup Funding Inc.	2.000%	3/30/12	3,550	3,597
1 Citigroup Funding Inc.	2.125%	7/12/12	21,425	21,803
1 Citigroup Funding Inc.	1.875%	10/22/12	8,912	8,981
1 Citigroup Funding Inc.	2.250%	12/10/12	3,000	3,050
1 Citigroup Inc.	2.875%	12/9/11	22,820	23,536
1 Citigroup Inc.	2.125%	4/30/12	58,275	59,382

2	Federal Farm Credit Bank	2.625%	4/21/11	6,750	6,899
2	Federal Farm Credit Bank	5.375%	7/18/11	2,100	2,223
2	Federal Farm Credit Bank	3.875%	8/25/11	6,300	6,565
2	Federal Farm Credit Bank	2.000%	1/17/12	5,000	5,079
2	Federal Farm Credit Bank	2.250%	4/24/12	3,800	3,876
2	Federal Farm Credit Bank	2.125%	6/18/12	8,700	8,842
2	Federal Farm Credit Bank	4.500%	10/17/12	24,200	25,955
2	Federal Farm Credit Bank	1.875%	12/7/12	6,200	6,226
2	Federal Farm Credit Bank	1.750%	2/21/13	5,700	5,693
2	Federal Farm Credit Bank	3.875%	10/7/13	17,500	18,522
2	Federal Farm Credit Bank	2.625%	4/17/14	5,500	5,562
2	Federal Farm Credit Bank	3.000%	9/22/14	3,500	3,558
2	Federal Home Loan Banks	1.375%	5/16/11	24,025	24,219
2	Federal Home Loan Banks	3.125%	6/10/11	900	927
2	Federal Home Loan Banks	3.375%	6/24/11	25,000	25,826
2	Federal Home Loan Banks	3.625%	7/1/11	10,300	10,659
2	Federal Home Loan Banks	1.625%	7/27/11	80,675	81,641
2	Federal Home Loan Banks	5.375%	8/19/11	37,350	39,726
2	Federal Home Loan Banks	3.750%	9/9/11	52,800	54,959
2	Federal Home Loan Banks	3.625%	9/16/11	20,575	21,421
2	Federal Home Loan Banks	4.875%	11/18/11	46,750	49,748
2	Federal Home Loan Banks	1.000%	12/28/11	48,475	48,480
2	Federal Home Loan Banks	1.125%	5/18/12	12,000	11,975
2	Federal Home Loan Banks	1.875%	6/20/12	17,500	17,729
2	Federal Home Loan Banks	1.750%	8/22/12	14,425	14,549
2	Federal Home Loan Banks	1.625%	9/26/12	21,000	21,098
[2,3] Federal Home Loan Banks		2.000%	10/5/12	42,720	42,999
2	Federal Home Loan Banks	4.500%	11/15/12	30,000	32,256
2	Federal Home Loan Banks	1.750%	12/14/12	10,600	10,611
2	Federal Home Loan Banks	1.500%	1/16/13	8,825	8,793
2	Federal Home Loan Banks	1.625%	3/20/13	40,900	40,774
2	Federal Home Loan Banks	5.125%	8/14/13	24,575	27,106
2	Federal Home Loan Banks	4.000%	9/6/13	20,000	21,325
2	Federal Home Loan Banks	5.250%	9/13/13	5,425	5,992
2	Federal Home Loan Banks	4.500%	9/16/13	4,850	5,253
2	Federal Home Loan Banks	3.625%	10/18/13	30,600	32,250
2	Federal Home Loan Banks	4.875%	11/27/13	2,950	3,227
2	Federal Home Loan Banks	3.125%	12/13/13	16,425	16,949
2	Federal Home Loan Banks	5.500%	8/13/14	17,350	19,503
2	Federal Home Loan Banks	2.750%	12/12/14	2,650	2,645
2	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	26,000	27,248
2	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	9,700	9,814
2	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	12,500	13,298
2	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	4,475	4,652
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	22,500	23,821
[2,3] Federal Home Loan Mortgage Corp.		4.500%	11/15/11	9,000	9,506
2	Federal Home Loan Mortgage Corp.	1.125%	12/15/11	45,000	45,092
2	Federal Home Loan Mortgage Corp.	4.750%	3/5/12	13,000	13,907
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	36,375	37,071
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	42,000	42,424
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	30,000	32,910
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	87,160	88,639
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	36,300	39,154
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	22,850	24,386
2	Federal Home Loan Mortgage Corp.	1.625%	4/15/13	16,000	15,917
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	77,700	84,158
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	14,075	15,073
2	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	30,000	30,343

2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	15,000	16,246
2	Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	9,885
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	19,000	19,114
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	9,500	10,475
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	41,950	42,849
2	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	49,950	50,222
2	Federal National Mortgage Assn.	2.750%	4/11/11	8,950	9,154
2	Federal National Mortgage Assn.	5.125%	4/15/11	25,250	26,452
2	Federal National Mortgage Assn.	1.375%	4/28/11	55,800	56,308
2	Federal National Mortgage Assn.	6.000%	5/15/11	94,275	99,900
2	Federal National Mortgage Assn.	3.375%	5/19/11	31,250	32,208
2	Federal National Mortgage Assn.	3.625%	8/15/11	40,000	41,570
2	Federal National Mortgage Assn.	5.000%	10/15/11	25,000	26,573
2	Federal National Mortgage Assn.	1.000%	11/23/11	42,875	42,921
2	Federal National Mortgage Assn.	1.000%	4/4/12	29,800	29,715
2	Federal National Mortgage Assn.	1.875%	4/20/12	19,975	20,258
2	Federal National Mortgage Assn.	4.875%	5/18/12	42,200	45,449
2	Federal National Mortgage Assn.	5.250%	8/1/12	4,300	4,627
2	Federal National Mortgage Assn.	1.750%	8/10/12	36,000	36,322
[2,3] Federal National Mortgage Assn.		1.600%	10/1/12	8,950	8,941
2	Federal National Mortgage Assn.	4.750%	11/19/12	15,000	16,237
2	Federal National Mortgage Assn.	3.625%	2/12/13	39,825	41,980
2	Federal National Mortgage Assn.	4.750%	2/21/13	14,925	16,167
2	Federal National Mortgage Assn.	4.625%	5/1/13	10,550	11,243
2	Federal National Mortgage Assn.	1.750%	5/7/13	45,600	45,489
2	Federal National Mortgage Assn.	4.625%	10/15/13	15,000	16,316
2	Federal National Mortgage Assn.	5.125%	1/2/14	9,550	10,363
2	Federal National Mortgage Assn.	2.750%	3/13/14	48,375	49,245
2	Federal National Mortgage Assn.	4.125%	4/15/14	22,000	23,511
2	Federal National Mortgage Assn.	2.500%	5/15/14	32,550	32,710
2	Federal National Mortgage Assn.	3.000%	9/16/14	37,375	38,074
2	Federal National Mortgage Assn.	4.625%	10/15/14	25,000	27,161
2	Federal National Mortgage Assn.	2.625%	11/20/14	5,125	5,119
1	General Electric Capital Corp.	1.800%	3/11/11	14,700	14,874
1	General Electric Capital Corp.	3.000%	12/9/11	10,850	11,218
1	General Electric Capital Corp.	2.250%	3/12/12	8,450	8,629
1	General Electric Capital Corp.	2.200%	6/8/12	21,925	22,355
1	General Electric Capital Corp.	2.000%	9/28/12	28,000	28,352
1	General Electric Capital Corp.	2.125%	12/21/12	3,200	3,242
1	General Electric Capital Corp.	2.625%	12/28/12	28,500	29,260
1	GMAC Inc.	1.750%	10/30/12	7,300	7,336
1	GMAC Inc.	2.200%	12/19/12	10,150	10,310
1	Goldman Sachs Group Inc.	1.700%	3/15/11	6,950	7,029
1	Goldman Sachs Group Inc.	1.625%	7/15/11	9,125	9,231
1	Goldman Sachs Group Inc.	2.150%	3/15/12	10,000	10,189
1	Goldman Sachs Group Inc.	3.250%	6/15/12	11,750	12,259
1	HSBC USA Inc.	3.125%	12/16/11	8,225	8,530
1	John Deere Capital Corp.	2.875%	6/19/12	4,000	4,135
1	JPMorgan Chase & Co.	1.650%	2/23/11	14,000	14,152
1	JPMorgan Chase & Co.	3.125%	12/1/11	27,175	28,154
1	JPMorgan Chase & Co.	2.200%	6/15/12	22,900	23,378
1	JPMorgan Chase & Co.	2.125%	12/26/12	6,250	6,335
1	Morgan Stanley	2.900%	12/1/10	11,500	11,685
1	Morgan Stanley	3.250%	12/1/11	11,850	12,305
1	Morgan Stanley	2.250%	3/13/12	7,400	7,562
1	Morgan Stanley	1.950%	6/20/12	12,475	12,658
1	PNC Funding Corp.	2.300%	6/22/12	8,025	8,204
	Private Export Funding Corp.	3.050%	10/15/14	900	902

1 Regions Bank	2.750%	12/10/10	8,900	9,041
1 Regions Bank	3.250%	12/9/11	10,000	10,383
1 Sovereign Bank	2.750%	1/17/12	2,950	3,040
1 State Street Corp.	2.150%	4/30/12	5,150	5,248
1 US Bancorp	2.250%	3/13/12	4,500	4,587
1 US Central Federal Credit Union	1.900%	10/19/12	6,375	6,425
1 Wells Fargo & Co.	3.000%	12/9/11	15,975	16,523
1 Wells Fargo & Co.	2.125%	6/15/12	9,475	9,643
1 Western Corporate Federal Credit Union	1.750%	11/2/12	3,100	3,106
				2,962,012
Total U.S. Government and Agency Obligations (Cost $12,719,201)				12,836,283
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
4 BA Covered Bond Issuer	5.500%	6/14/12	6,800	7,235
3 Countrywide Home Loan Mortgage Pass
Through Trust	4.051%	5/25/33	262	226
4 Nationwide Building Society	5.500%	7/18/12	2,700	2,884
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,778)				10,345
Corporate Bonds (21.0%)
Finance (9.2%)
Banking (6.4%)
American Express Bank FSB	5.550%	10/17/12	13,150	14,117
American Express Bank FSB	5.500%	4/16/13	2,000	2,142
American Express Centurion Bank	5.550%	10/17/12	550	590
American Express Credit Corp.	5.875%	5/2/13	7,750	8,399
American Express Credit Corp.	7.300%	8/20/13	5,475	6,168
American Express Credit Corp.	5.125%	8/25/14	14,500	15,364
4 American Express Travel Related Services
Co. Inc.	5.250%	11/21/11	2,325	2,429
Amsouth Bank/Birmingham AL	4.850%	4/1/13	1,500	1,465
Banco Bradesco SA/Cayman Islands	8.750%	10/24/13	1,500	1,766
Banco Santander Chile	2.875%	11/13/12	850	846
Bank of America Corp.	4.250%	10/1/10	10,500	10,692
Bank of America Corp.	5.375%	8/15/11	3,875	4,073
Bank of America Corp.	5.375%	9/11/12	6,175	6,564
Bank of America Corp.	4.875%	9/15/12	6,550	6,876
Bank of America Corp.	4.875%	1/15/13	1,500	1,569
Bank of America Corp.	4.900%	5/1/13	5,300	5,547
Bank of America Corp.	7.375%	5/15/14	11,300	12,705
Bank of America Corp.	5.375%	6/15/14	3,425	3,594
Bank of America Corp.	5.125%	11/15/14	5,900	6,117
Bank of America Corp.	4.500%	4/1/15	3,500	3,527
Bank of New York Mellon Corp.	4.950%	1/14/11	2,825	2,921
Bank of New York Mellon Corp.	6.375%	4/1/12	1,000	1,093
Bank of New York Mellon Corp.	4.950%	11/1/12	12,400	13,451
Bank of New York Mellon Corp.	4.500%	4/1/13	2,200	2,353
Bank of New York Mellon Corp.	5.125%	8/27/13	2,830	3,091
Bank of New York Mellon Corp.	4.300%	5/15/14	4,625	4,874
Bank of New York Mellon Corp.	4.950%	3/15/15	1,700	1,815
Bank of Nova Scotia	2.250%	1/22/13	7,475	7,529
Bank of Nova Scotia	3.400%	1/22/15	5,000	5,025
Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	3,825	4,079
Bank One Corp.	5.900%	11/15/11	1,500	1,595
Banque Paribas	6.950%	7/22/13	775	872
Barclays Bank PLC	5.450%	9/12/12	5,375	5,800
Barclays Bank PLC	2.500%	1/23/13	7,550	7,560
Barclays Bank PLC	5.200%	7/10/14	8,825	9,412

BB&T Corp.	6.500%	8/1/11	4,050	4,285
BB&T Corp.	3.850%	7/27/12	2,825	2,945
BB&T Corp.	4.750%	10/1/12	1,500	1,580
BB&T Corp.	3.375%	9/25/13	3,275	3,345
BB&T Corp.	5.700%	4/30/14	1,700	1,852
Bear Stearns Cos. LLC	4.500%	10/28/10	4,500	4,594
Bear Stearns Cos. LLC	5.350%	2/1/12	5,375	5,742
Bear Stearns Cos. LLC	6.950%	8/10/12	1,500	1,672
Bear Stearns Cos. LLC	5.700%	11/15/14	2,825	3,078
BNP Paribas	3.250%	3/11/15	2,600	2,588
BNP Paribas US Medium-Term Note Program
LLC	2.125%	12/21/12	6,175	6,261
BNY Mellon NA	4.750%	12/15/14	1,300	1,382
4 Canadian Imperial Bank of Commerce	2.000%	2/4/13	3,900	3,883
Capital One Financial Corp.	5.700%	9/15/11	5,750	6,044
Capital One Financial Corp.	4.800%	2/21/12	50	52
Capital One Financial Corp.	7.375%	5/23/14	13,325	15,240
Charter One Bank NA	5.500%	4/26/11	3,550	3,673
Citigroup Inc.	5.100%	9/29/11	10,925	11,379
Citigroup Inc.	6.000%	2/21/12	2,225	2,361
Citigroup Inc.	5.250%	2/27/12	8,800	9,230
Citigroup Inc.	5.625%	8/27/12	8,500	8,914
Citigroup Inc.	5.300%	10/17/12	8,725	9,160
Citigroup Inc.	5.500%	4/11/13	28,000	29,399
Citigroup Inc.	6.500%	8/19/13	7,700	8,305
Citigroup Inc.	5.125%	5/5/14	2,525	2,595
Citigroup Inc.	6.375%	8/12/14	10,550	11,268
Citigroup Inc.	5.000%	9/15/14	14,275	14,231
Citigroup Inc.	5.500%	10/15/14	8,375	8,680
Citigroup Inc.	6.010%	1/15/15	6,700	7,031
Citigroup Inc.	4.700%	5/29/15	2,600	2,586
Countrywide Financial Corp.	5.800%	6/7/12	3,850	4,094
Credit Suisse	3.450%	7/2/12	13,900	14,394
Credit Suisse	5.000%	5/15/13	10,300	11,055
Credit Suisse	5.500%	5/1/14	16,450	17,904
Credit Suisse	3.500%	3/23/15	2,100	2,095
Credit Suisse USA Inc.	6.125%	11/15/11	8,400	9,017
Credit Suisse USA Inc.	6.500%	1/15/12	14,575	15,830
Credit Suisse USA Inc.	5.500%	8/15/13	975	1,069
Credit Suisse USA Inc.	4.875%	1/15/15	5,755	6,106
Deutsche Bank AG	5.375%	10/12/12	19,650	21,380
Deutsche Bank AG	2.375%	1/11/13	6,600	6,619
Deutsche Bank AG	4.875%	5/20/13	5,175	5,542
Deutsche Bank AG	3.450%	3/30/15	6,350	6,299
Deutsche Bank AG/London	3.875%	8/18/14	800	819
FIA Card Services NA	6.625%	6/15/12	1,000	1,076
Fifth Third Bancorp	6.250%	5/1/13	4,375	4,725
Fifth Third Bank	4.750%	2/1/15	2,800	2,835
First Tennessee Bank NA	5.050%	1/15/15	1,850	1,736
Golden West Financial Corp.	4.750%	10/1/12	4,425	4,652
3 Goldman Sachs Capital II	5.793%	12/29/49	6,250	5,269
Goldman Sachs Group Inc.	6.600%	1/15/12	24,000	26,099
Goldman Sachs Group Inc.	5.300%	2/14/12	3,725	3,970
Goldman Sachs Group Inc.	3.625%	8/1/12	1,700	1,765
Goldman Sachs Group Inc.	5.700%	9/1/12	3,250	3,524
Goldman Sachs Group Inc.	5.450%	11/1/12	3,050	3,298
Goldman Sachs Group Inc.	5.250%	4/1/13	1,850	1,978
Goldman Sachs Group Inc.	4.750%	7/15/13	10,750	11,373

Goldman Sachs Group Inc.	5.250%	10/15/13	5,125	5,511
Goldman Sachs Group Inc.	6.000%	5/1/14	40,000	43,828
Goldman Sachs Group Inc.	5.125%	1/15/15	4,400	4,647
HSBC Bank USA NA	4.625%	4/1/14	1,125	1,173
HSBC Holdings PLC	5.250%	12/12/12	6,500	6,953
4 ICICI Bank Ltd.	6.625%	10/3/12	6,275	6,683
JPMorgan Chase & Co.	5.600%	6/1/11	9,300	9,786
JPMorgan Chase & Co.	4.850%	6/16/11	2,925	3,054
JPMorgan Chase & Co.	6.625%	3/15/12	3,725	4,059
JPMorgan Chase & Co.	5.375%	10/1/12	48,375	52,398
JPMorgan Chase & Co.	5.750%	1/2/13	1,900	2,058
JPMorgan Chase & Co.	4.750%	5/1/13	5,325	5,683
JPMorgan Chase & Co.	4.650%	6/1/14	6,300	6,655
JPMorgan Chase & Co.	5.125%	9/15/14	5,275	5,587
JPMorgan Chase & Co.	3.700%	1/20/15	4,325	4,350
JPMorgan Chase & Co.	4.750%	3/1/15	1,050	1,101
JPMorgan Chase & Co.	5.250%	5/1/15	2,000	2,111
KeyBank NA	5.500%	9/17/12	1,025	1,075
KeyBank NA	5.800%	7/1/14	3,000	3,069
KeyCorp	6.500%	5/14/13	2,975	3,174
M&I Marshall & Ilsley Bank	6.375%	9/1/11	1,500	1,511
M&I Marshall & Ilsley Bank	5.250%	9/4/12	1,850	1,847
M&T Bank Corp.	5.375%	5/24/12	300	316
MBNA Corp.	7.500%	3/15/12	2,400	2,617
MBNA Corp.	6.125%	3/1/13	675	724
3 Mellon Capital IV	6.244%	6/29/49	1,750	1,628
Mellon Funding Corp.	5.000%	12/1/14	4,600	4,933
Merrill Lynch & Co. Inc.	5.770%	7/25/11	850	896
Merrill Lynch & Co. Inc.	6.050%	8/15/12	21,275	22,760
Merrill Lynch & Co. Inc.	5.450%	2/5/13	9,725	10,269
Merrill Lynch & Co. Inc.	6.150%	4/25/13	6,050	6,515
Merrill Lynch & Co. Inc.	5.450%	7/15/14	3,950	4,141
Merrill Lynch & Co. Inc.	5.000%	1/15/15	10,400	10,630
Morgan Stanley	6.750%	4/15/11	12,855	13,577
Morgan Stanley	5.625%	1/9/12	12,125	12,893
Morgan Stanley	6.600%	4/1/12	6,415	6,965
Morgan Stanley	5.750%	8/31/12	5,800	6,231
Morgan Stanley	5.250%	11/2/12	14,175	15,092
Morgan Stanley	5.300%	3/1/13	7,100	7,544
Morgan Stanley	4.750%	4/1/14	7,650	7,823
Morgan Stanley	6.000%	5/13/14	11,975	12,916
Morgan Stanley	4.200%	11/20/14	15,050	15,095
Morgan Stanley	4.100%	1/26/15	2,000	1,989
National City Bank	4.625%	5/1/13	2,275	2,368
3 National City Preferred Capital Trust I	12.000%	12/31/49	2,825	3,291
North Fork Bancorporation Inc.	5.875%	8/15/12	600	629
Northern Trust Corp.	5.500%	8/15/13	1,875	2,069
Northern Trust Corp.	4.625%	5/1/14	2,200	2,351
PNC Funding Corp.	5.125%	12/14/10	2,950	3,039
PNC Funding Corp.	3.625%	2/8/15	5,300	5,334
Regions Financial Corp.	7.750%	11/10/14	2,700	2,843
Royal Bank of Scotland Group PLC	5.050%	1/8/15	7,425	6,971
4 Royal Bank of Scotland PLC	4.875%	8/25/14	4,000	4,024
Royal Bank of Scotland PLC	4.875%	3/16/15	6,100	6,083
SouthTrust Corp.	5.800%	6/15/14	1,350	1,433
Sovereign Bank	5.125%	3/15/13	1,600	1,619
3 State Street Capital Trust III	8.250%	3/15/42	2,500	2,575
State Street Corp.	4.300%	5/30/14	1,000	1,053

	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	3,300	3,632
	SunTrust Bank	6.375%	4/1/11	1,125	1,175
	SunTrust Banks Inc.	5.250%	11/5/12	2,750	2,893
	UBS AG	3.875%	1/15/15	5,200	5,166
	UFJ Finance Aruba AEC	6.750%	7/15/13	5,550	6,222
[3,4] Unicredit Luxembourg Finance SA		5.584%	1/13/17	500	499
	US Bancorp	4.200%	5/15/14	8,600	9,003
	US Bancorp	3.150%	3/4/15	800	798
	US Bank NA	6.375%	8/1/11	8,700	9,284
	US Bank NA	6.300%	2/4/14	1,850	2,064
	US Bank NA	4.950%	10/30/14	1,350	1,445
3	USB Capital IX	6.189%	4/15/49	5,550	4,718
	Wachovia Bank NA	7.800%	8/18/10	2,000	2,054
	Wachovia Bank NA	4.800%	11/1/14	4,425	4,566
	Wachovia Corp.	5.300%	10/15/11	6,975	7,380
	Wachovia Corp.	5.500%	5/1/13	9,330	10,134
	Wachovia Corp.	5.250%	8/1/14	4,150	4,374
	Wells Fargo & Co.	4.875%	1/12/11	3,800	3,923
	Wells Fargo & Co.	6.375%	8/1/11	1,700	1,802
	Wells Fargo & Co.	5.300%	8/26/11	7,450	7,853
	Wells Fargo & Co.	5.250%	10/23/12	20,225	21,780
	Wells Fargo & Co.	4.375%	1/31/13	16,000	16,844
	Wells Fargo & Co.	4.950%	10/16/13	4,975	5,256
	Wells Fargo & Co.	3.750%	10/1/14	6,600	6,688
	Wells Fargo & Co.	3.625%	4/15/15	2,900	2,897
	Wells Fargo Bank NA	4.750%	2/9/15	8,150	8,461
3	Wells Fargo Capital XIII	7.700%	12/29/49	9,825	10,120
3	Wells Fargo Capital XV	9.750%	12/29/49	10,344	11,585
	Westpac Banking Corp.	2.250%	11/19/12	12,025	12,109
	Westpac Banking Corp.	4.200%	2/27/15	2,750	2,828

	Brokerage (0.1%)
	BlackRock Inc.	2.250%	12/10/12	1,500	1,515
	BlackRock Inc.	3.500%	12/10/14	3,300	3,337
	Charles Schwab Corp.	4.950%	6/1/14	5,684	6,084
	Invesco Ltd.	5.375%	2/27/13	975	1,003
	Nomura Holdings Inc.	5.000%	3/4/15	5,350	5,449
	TD Ameritrade Holding Corp.	2.950%	12/1/12	1,050	1,064
	TD Ameritrade Holding Corp.	4.150%	12/1/14	1,775	1,785

	Finance Companies (1.2%)
	Block Financial LLC	7.875%	1/15/13	800	902
	Block Financial LLC	5.125%	10/30/14	3,000	3,115
	GATX Corp.	4.750%	10/1/12	800	835
	GATX Corp.	8.750%	5/15/14	1,000	1,147
	General Electric Capital Corp.	4.250%	9/13/10	4,125	4,193
	General Electric Capital Corp.	6.125%	2/22/11	12,325	12,898
	General Electric Capital Corp.	5.500%	4/28/11	775	815
	General Electric Capital Corp.	5.000%	11/15/11	6,250	6,593
	General Electric Capital Corp.	4.375%	11/21/11	2,750	2,877
	General Electric Capital Corp.	5.875%	2/15/12	6,060	6,511
	General Electric Capital Corp.	4.375%	3/3/12	4,325	4,533
	General Electric Capital Corp.	6.000%	6/15/12	15,575	16,869
	General Electric Capital Corp.	3.500%	8/13/12	24,475	25,296
	General Electric Capital Corp.	5.250%	10/19/12	18,750	20,104
	General Electric Capital Corp.	2.800%	1/8/13	200	203
	General Electric Capital Corp.	5.450%	1/15/13	6,975	7,542
	General Electric Capital Corp.	4.800%	5/1/13	16,925	18,016

General Electric Capital Corp.	5.900%	5/13/14	4,625	5,092
General Electric Capital Corp.	5.500%	6/4/14	4,525	4,883
General Electric Capital Corp.	5.650%	6/9/14	4,500	4,838
General Electric Capital Corp.	3.750%	11/14/14	2,050	2,072
HSBC Finance Corp.	5.700%	6/1/11	22,150	23,108
HSBC Finance Corp.	6.375%	10/15/11	800	851
HSBC Finance Corp.	7.000%	5/15/12	5,050	5,519
HSBC Finance Corp.	5.900%	6/19/12	10,975	11,806
HSBC Finance Corp.	6.375%	11/27/12	3,000	3,287
HSBC Finance Corp.	4.750%	7/15/13	4,675	4,910
SLM Corp.	5.400%	10/25/11	5,200	5,256
SLM Corp.	5.125%	8/27/12	2,500	2,487
SLM Corp.	5.375%	1/15/13	2,400	2,388
SLM Corp.	5.000%	10/1/13	4,350	4,185
SLM Corp.	5.375%	5/15/14	1,850	1,759
SLM Corp.	5.050%	11/14/14	1,400	1,295

Insurance (1.1%)
ACE INA Holdings Inc.	5.875%	6/15/14	2,754	3,032
Aegon NV	4.750%	6/1/13	2,500	2,627
Aetna Inc.	5.750%	6/15/11	1,575	1,653
Allstate Corp.	6.125%	2/15/12	1,450	1,566
Allstate Life Global Funding Trusts	5.375%	4/30/13	11,075	12,057
American International Group Inc.	5.375%	10/18/11	800	823
American International Group Inc.	4.950%	3/20/12	1,475	1,501
American International Group Inc.	4.250%	5/15/13	7,250	7,069
Assurant Inc.	5.625%	2/15/14	925	960
Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,873
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	17,350	18,258
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	4,850	5,190
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	4,875	5,314
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,075	3,313
Berkshire Hathaway Inc.	1.400%	2/10/12	8,275	8,322
Berkshire Hathaway Inc.	2.125%	2/11/13	4,675	4,710
Berkshire Hathaway Inc.	3.200%	2/11/15	4,675	4,719
Chubb Corp.	5.200%	4/1/13	3,000	3,232
CNA Financial Corp.	6.000%	8/15/11	3,450	3,599
CNA Financial Corp.	5.850%	12/15/14	1,575	1,595
Commerce Group Inc.	5.950%	12/9/13	900	906
Coventry Health Care Inc.	6.300%	8/15/14	4,500	4,555
Genworth Financial Inc.	5.650%	6/15/12	2,500	2,594
Genworth Financial Inc.	5.750%	6/15/14	3,325	3,383
Hartford Financial Services Group Inc.	5.250%	10/15/11	4,200	4,376
Jefferson-Pilot Corp.	4.750%	1/30/14	2,400	2,447
Lincoln National Corp.	6.200%	12/15/11	1,550	1,644
Lincoln National Corp.	5.650%	8/27/12	225	239
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	50	51
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	2,175	2,314
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1,500	1,551
MetLife Inc.	5.375%	12/15/12	2,850	3,077
MetLife Inc.	5.000%	11/24/13	2,050	2,175
4 Metropolitan Life Global Funding I	2.875%	9/17/12	2,575	2,608
OneBeacon US Holdings Inc.	5.875%	5/15/13	1,625	1,677
Principal Financial Group Inc.	7.875%	5/15/14	4,600	5,233
Principal Life Income Funding Trusts	5.300%	12/14/12	1,900	2,050
Principal Life Income Funding Trusts	5.300%	4/24/13	2,350	2,517
Progressive Corp.	6.375%	1/15/12	850	917
Protective Life Secured Trusts	4.850%	8/16/10	2,075	2,104

Protective Life Secured Trusts	5.450%	9/28/12	1,290	1,382
Prudential Financial Inc.	5.100%	12/14/11	1,200	1,263
Prudential Financial Inc.	5.800%	6/15/12	1,700	1,828
Prudential Financial Inc.	3.625%	9/17/12	300	309
Prudential Financial Inc.	5.150%	1/15/13	10,050	10,649
Prudential Financial Inc.	4.500%	7/15/13	450	472
Prudential Financial Inc.	4.750%	4/1/14	1,475	1,521
Prudential Financial Inc.	5.100%	9/20/14	1,325	1,401
Prudential Financial Inc.	3.875%	1/14/15	2,750	2,754
Prudential Financial Inc.	6.200%	1/15/15	4,675	5,120
Prudential Financial Inc.	4.750%	9/17/15	575	592
Travelers Cos. Inc.	5.375%	6/15/12	700	754
Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,698
UnitedHealth Group Inc.	5.500%	11/15/12	5,000	5,412
UnitedHealth Group Inc.	4.875%	2/15/13	1,625	1,732
UnitedHealth Group Inc.	4.875%	4/1/13	1,625	1,736
UnitedHealth Group Inc.	5.000%	8/15/14	1,000	1,063
WellPoint Health Networks Inc.	6.375%	1/15/12	1,650	1,783
WellPoint Inc.	5.000%	1/15/11	1,950	2,010
WellPoint Inc.	6.800%	8/1/12	1,150	1,273
WellPoint Inc.	6.000%	2/15/14	1,700	1,865
WellPoint Inc.	5.000%	12/15/14	1,475	1,574
XL Capital Finance Europe PLC	6.500%	1/15/12	2,575	2,733
XL Capital Ltd.	5.250%	9/15/14	1,400	1,455

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	4,400	4,804
CME Group Inc.	5.750%	2/15/14	2,000	2,195
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,750	1,743
NYSE Euronext	4.800%	6/28/13	2,700	2,893
ORIX Corp.	5.480%	11/22/11	4,425	4,567

Real Estate Investment Trusts (0.3%)
Arden Realty LP	5.250%	3/1/15	1,250	1,307
AvalonBay Communities Inc.	5.500%	1/15/12	1,054	1,106
Boston Properties LP	6.250%	1/15/13	5,600	6,084
Brandywine Operating Partnership LP	5.750%	4/1/12	765	794
Brandywine Operating Partnership LP	5.400%	11/1/14	1,650	1,665
Duke Realty LP	6.250%	5/15/13	1,500	1,590
Duke Realty LP	7.375%	2/15/15	2,650	2,885
ERP Operating LP	6.625%	3/15/12	1,350	1,462
ERP Operating LP	5.500%	10/1/12	2,000	2,127
ERP Operating LP	5.200%	4/1/13	1,000	1,040
ERP Operating LP	5.250%	9/15/14	1,350	1,409
HCP Inc.	5.950%	9/15/11	625	653
HCP Inc.	6.450%	6/25/12	750	798
HCP Inc.	5.650%	12/15/13	2,250	2,345
Health Care REIT Inc.	6.000%	11/15/13	2,775	2,967
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,400	1,376
Hospitality Properties Trust	7.875%	8/15/14	1,775	1,921
Liberty Property LP	5.125%	3/2/15	4,500	4,465
Nationwide Health Properties Inc.	6.250%	2/1/13	1,850	1,970
ProLogis	7.625%	8/15/14	1,400	1,531
Regency Centers LP	6.750%	1/15/12	2,300	2,438
Simon Property Group LP	4.875%	8/15/10	3,850	3,901
Simon Property Group LP	5.300%	5/30/13	2,925	3,086
Simon Property Group LP	6.750%	5/15/14	500	548
Simon Property Group LP	5.625%	8/15/14	2,350	2,489

Simon Property Group LP	4.200%	2/1/15	4,400	4,398
				1,649,189
Industrial (10.2%)
Basic Industry (0.9%)
Airgas Inc.	4.500%	9/15/14	1,525	1,573
Alcoa Inc.	6.000%	1/15/12	4,375	4,621
Alcoa Inc.	5.375%	1/15/13	650	682
Alcoa Inc.	6.000%	7/15/13	3,725	3,961
ArcelorMittal	5.375%	6/1/13	5,050	5,357
ArcelorMittal	9.000%	2/15/15	4,300	5,141
ArcelorMittal USA Inc.	6.500%	4/15/14	2,500	2,703
Barrick Gold Financeco LLC	6.125%	9/15/13	5,450	6,088
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	475	508
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	3,000	3,223
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	12,450	13,745
Dow Chemical Co.	4.850%	8/15/12	10,050	10,615
Dow Chemical Co.	6.000%	10/1/12	3,000	3,249
Dow Chemical Co.	7.600%	5/15/14	7,975	9,124
Dow Chemical Co.	5.900%	2/15/15	1,600	1,733
EI du Pont de Nemours & Co.	5.000%	1/15/13	6,800	7,342
EI du Pont de Nemours & Co.	5.000%	7/15/13	4,100	4,423
EI du Pont de Nemours & Co.	5.875%	1/15/14	800	890
EI du Pont de Nemours & Co.	4.875%	4/30/14	2,550	2,741
ICI Wilmington Inc.	5.625%	12/1/13	1,600	1,707
International Paper Co.	7.400%	6/15/14	3,000	3,405
Lubrizol Corp.	5.500%	10/1/14	1,850	2,004
Monsanto Co.	7.375%	8/15/12	1,200	1,354
4 Mosaic Co.	7.375%	12/1/14	775	828
Nucor Corp.	5.000%	12/1/12	925	1,002
Nucor Corp.	5.000%	6/1/13	1,200	1,291
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	3,325	3,571
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	3,000	3,026
PPG Industries Inc.	5.750%	3/15/13	1,875	2,031
Praxair Inc.	6.375%	4/1/12	1,250	1,371
Praxair Inc.	1.750%	11/15/12	1,150	1,151
Praxair Inc.	3.950%	6/1/13	825	868
Praxair Inc.	4.375%	3/31/14	1,125	1,199
Praxair Inc.	5.250%	11/15/14	2,750	3,011
Praxair Inc.	4.625%	3/30/15	1,625	1,733
Rio Tinto Alcan Inc.	4.500%	5/15/13	775	814
Rio Tinto Alcan Inc.	5.200%	1/15/14	1,500	1,585
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	11,325	12,401
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	12,550	15,126
Sherwin-Williams Co.	3.125%	12/15/14	1,900	1,908
WMC Finance USA Ltd.	5.125%	5/15/13	1,600	1,740
Xstrata Canada Corp.	7.350%	6/5/12	1,000	1,094
Xstrata Canada Corp.	7.250%	7/15/12	1,500	1,641

Capital Goods (1.1%)
3M Co.	4.500%	11/1/11	3,000	3,164
3M Co.	4.375%	8/15/13	2,000	2,147
Bemis Co. Inc.	4.875%	4/1/12	1,600	1,661
Bemis Co. Inc.	5.650%	8/1/14	2,875	3,097
Black & Decker Corp.	7.125%	6/1/11	1,000	1,060
Black & Decker Corp.	4.750%	11/1/14	1,025	1,058
Boeing Capital Corp.	6.500%	2/15/12	4,700	5,139
Boeing Capital Corp.	5.800%	1/15/13	750	825

Boeing Capital Corp.	3.250%	10/27/14	2,725	2,744
Boeing Co.	1.875%	11/20/12	2,750	2,760
Boeing Co.	3.500%	2/15/15	3,325	3,388
Caterpillar Financial Services Corp.	4.250%	2/8/13	700	744
Caterpillar Financial Services Corp.	2.000%	4/5/13	800	799
Caterpillar Financial Services Corp.	6.200%	9/30/13	2,350	2,658
Caterpillar Financial Services Corp.	6.125%	2/17/14	23,000	25,879
Cooper US Inc.	5.250%	11/15/12	5,250	5,663
CRH America Inc.	5.625%	9/30/11	2,500	2,625
CRH America Inc.	6.950%	3/15/12	2,000	2,180
CRH America Inc.	5.300%	10/15/13	2,075	2,208
Deere & Co.	6.950%	4/25/14	1,325	1,542
Eaton Corp.	4.900%	5/15/13	2,050	2,187
Emerson Electric Co.	7.125%	8/15/10	500	512
Emerson Electric Co.	4.625%	10/15/12	3,200	3,424
General Dynamics Corp.	4.250%	5/15/13	3,800	4,056
General Dynamics Corp.	5.250%	2/1/14	4,100	4,496
General Electric Co.	5.000%	2/1/13	27,500	29,673
Honeywell International Inc.	6.125%	11/1/11	2,000	2,160
Honeywell International Inc.	5.625%	8/1/12	775	848
Honeywell International Inc.	4.250%	3/1/13	2,050	2,169
Honeywell International Inc.	3.875%	2/15/14	2,800	2,927
Illinois Tool Works Inc.	5.150%	4/1/14	2,150	2,358
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,800	1,975
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	6,700	8,133
John Deere Capital Corp.	5.400%	10/17/11	1,325	1,411
John Deere Capital Corp.	7.000%	3/15/12	19,650	21,756
John Deere Capital Corp.	5.250%	10/1/12	575	625
John Deere Capital Corp.	4.950%	12/17/12	2,300	2,490
John Deere Capital Corp.	2.950%	3/9/15	1,025	1,024
Lafarge SA	6.150%	7/15/11	3,175	3,316
Lockheed Martin Corp.	4.121%	3/14/13	6,500	6,857
Republic Services Inc.	6.750%	8/15/11	1,000	1,065
Roper Industries Inc.	6.625%	8/15/13	1,650	1,846
Tyco International Finance SA	6.375%	10/15/11	2,000	2,143
Tyco International Finance SA	4.125%	10/15/14	4,000	4,120
United Technologies Corp.	6.100%	5/15/12	1,000	1,097
Vulcan Materials Co.	6.300%	6/15/13	1,250	1,373
Waste Management Inc.	5.000%	3/15/14	2,075	2,206
Waste Management Inc.	6.375%	3/11/15	1,600	1,788

Communication (2.0%)
Alltel Corp.	7.000%	7/1/12	1,120	1,247
America Movil SAB de CV	5.750%	1/15/15	1,525	1,664
AT&T Corp.	7.300%	11/15/11	12,700	13,912
AT&T Inc.	6.250%	3/15/11	3,075	3,232
AT&T Inc.	5.875%	2/1/12	4,725	5,065
AT&T Inc.	5.875%	8/15/12	1,825	1,994
AT&T Inc.	4.950%	1/15/13	8,175	8,800
AT&T Inc.	6.700%	11/15/13	2,225	2,542
AT&T Inc.	4.850%	2/15/14	7,925	8,518
AT&T Inc.	5.100%	9/15/14	13,800	14,942
AT&T Mobility LLC	6.500%	12/15/11	1,000	1,084
BellSouth Corp.	5.200%	9/15/14	200	217
British Telecommunications PLC	5.150%	1/15/13	4,675	4,934
CBS Corp.	6.625%	5/15/11	2,000	2,114
CBS Corp.	5.625%	8/15/12	2,225	2,387
CBS Corp.	8.200%	5/15/14	3,500	4,076

Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	6,875	7,093
Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	2,000	2,135
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	5,675	6,571
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	24,400	26,683
CenturyTel Inc.	5.000%	2/15/15	700	715
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	5,215	6,063
Comcast Cable Communications LLC	6.750%	1/30/11	14,675	15,336
COX Communications Inc.	7.125%	10/1/12	4,000	4,476
COX Communications Inc.	5.450%	12/15/14	1,450	1,571
Deutsche Telekom International Finance BV	5.250%	7/22/13	4,015	4,312
Deutsche Telekom International Finance BV	5.875%	8/20/13	4,525	4,935
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,100	1,159
4 DIRECTV Holdings LLC	3.550%	3/15/15	5,850	5,790
4 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	3,125	3,262
France Telecom SA	4.375%	7/8/14	2,075	2,199
McGraw-Hill Cos. Inc.	5.375%	11/15/12	2,475	2,665
New Cingular Wireless Services Inc.	8.125%	5/1/12	8,175	9,232
News America Holdings Inc.	9.250%	2/1/13	2,825	3,324
News America Inc.	5.300%	12/15/14	1,450	1,583
Qwest Corp.	7.875%	9/1/11	3,875	4,117
Qwest Corp.	8.875%	3/15/12	7,525	8,202
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,900	4,493
Rogers Communications Inc.	7.250%	12/15/12	6,500	7,365
Rogers Communications Inc.	6.375%	3/1/14	3,000	3,325
Rogers Communications Inc.	5.500%	3/15/14	2,150	2,311
RR Donnelley & Sons Co.	4.950%	4/1/14	2,550	2,570
Telecom Italia Capital SA	4.875%	10/1/10	1,000	1,017
Telecom Italia Capital SA	6.200%	7/18/11	700	736
Telecom Italia Capital SA	5.250%	11/15/13	6,675	7,001
Telecom Italia Capital SA	6.175%	6/18/14	7,450	7,992
Telecom Italia Capital SA	4.950%	9/30/14	4,250	4,357
Telefonica Emisiones SAU	5.984%	6/20/11	6,200	6,524
Telefonica Emisiones SAU	5.855%	2/4/13	7,000	7,618
Telefonica Emisiones SAU	4.949%	1/15/15	1,550	1,639
TELUS Corp.	8.000%	6/1/11	3,499	3,762
Thomson Reuters Corp.	5.950%	7/15/13	3,925	4,338
Thomson Reuters Corp.	5.700%	10/1/14	2,650	2,916
Time Warner Cable Inc.	5.400%	7/2/12	9,300	9,971
Time Warner Cable Inc.	6.200%	7/1/13	7,750	8,570
Time Warner Cable Inc.	7.500%	4/1/14	7,700	8,887
Time Warner Cable Inc.	3.500%	2/1/15	1,125	1,125
Time Warner Entertainment Co. LP	8.875%	10/1/12	1,000	1,152
Verizon Communications Inc.	4.350%	2/15/13	6,025	6,391
Verizon Communications Inc.	5.250%	4/15/13	15,800	17,204
Verizon Florida LLC	6.125%	1/15/13	1,500	1,632
Verizon Global Funding Corp.	6.875%	6/15/12	2,500	2,778
Verizon Global Funding Corp.	7.375%	9/1/12	4,450	5,044
Verizon Global Funding Corp.	4.375%	6/1/13	250	266
Verizon New England Inc.	6.500%	9/15/11	2,500	2,666
Verizon New Jersey Inc.	5.875%	1/17/12	3,700	3,942
Verizon New York Inc.	6.875%	4/1/12	2,000	2,181
Verizon Pennsylvania Inc.	5.650%	11/15/11	2,000	2,122

Verizon Virginia Inc.	4.625%	3/15/13	3,600	3,787
Vodafone Group PLC	5.350%	2/27/12	9,025	9,638
Vodafone Group PLC	4.150%	6/10/14	4,025	4,183
Vodafone Group PLC	3.375%	11/24/15	2,375	2,319
WPP Finance UK	5.875%	6/15/14	3,475	3,635
WPP Finance UK	8.000%	9/15/14	2,475	2,844

Consumer Cyclical (1.0%)
AutoZone Inc.	6.500%	1/15/14	5,000	5,506
Best Buy Co. Inc.	6.750%	7/15/13	3,350	3,723
Costco Wholesale Corp.	5.300%	3/15/12	4,000	4,295
CVS Caremark Corp.	5.750%	8/15/11	1,800	1,907
CVS Caremark Corp.	4.875%	9/15/14	7,675	8,210
3 CVS Caremark Corp.	6.302%	6/1/37	2,500	2,364
Daimler Finance North America LLC	5.750%	9/8/11	11,725	12,360
Daimler Finance North America LLC	7.300%	1/15/12	3,475	3,784
Daimler Finance North America LLC	6.500%	11/15/13	4,850	5,373
Darden Restaurants Inc.	5.625%	10/15/12	1,300	1,396
Home Depot Inc.	5.250%	12/16/13	4,625	5,012
Johnson Controls Inc.	4.875%	9/15/13	1,000	1,067
Lowe's Cos. Inc.	5.600%	9/15/12	3,200	3,511
Marriott International Inc.	4.625%	6/15/12	1,175	1,217
Marriott International Inc.	5.625%	2/15/13	1,425	1,493
McDonald's Corp.	5.750%	3/1/12	1,800	1,949
McDonald's Corp.	4.300%	3/1/13	2,000	2,127
Nordstrom Inc.	6.750%	6/1/14	1,150	1,297
PACCAR Financial Corp.	1.950%	12/17/12	2,150	2,150
PACCAR Inc.	6.875%	2/15/14	4,450	5,081
Staples Inc.	7.750%	4/1/11	400	426
Staples Inc.	9.750%	1/15/14	15,725	18,988
Target Corp.	6.350%	1/15/11	4,900	5,121
Target Corp.	5.125%	1/15/13	1,075	1,166
Target Corp.	4.000%	6/15/13	825	869
Time Warner Inc.	5.500%	11/15/11	3,425	3,634
Time Warner Inc.	6.875%	5/1/12	17,775	19,566
Toll Brothers Finance Corp.	6.875%	11/15/12	59	64
Toll Brothers Finance Corp.	5.950%	9/15/13	45	47
Toyota Motor Credit Corp.	5.450%	5/18/11	3,000	3,129
Wal-Mart Stores Inc.	4.550%	5/1/13	7,575	8,128
Wal-Mart Stores Inc.	7.250%	6/1/13	2,300	2,642
Wal-Mart Stores Inc.	3.200%	5/15/14	7,269	7,444
Wal-Mart Stores Inc.	2.875%	4/1/15	2,400	2,394
Walgreen Co.	4.875%	8/1/13	8,500	9,201
Walt Disney Co.	5.700%	7/15/11	2,400	2,540
Walt Disney Co.	6.375%	3/1/12	1,500	1,642
Walt Disney Co.	4.700%	12/1/12	7,200	7,752
Walt Disney Co.	4.500%	12/15/13	325	349
Walt Disney Co.	6.200%	6/20/14	3,000	3,392
Western Union Co.	5.400%	11/17/11	2,059	2,059
Western Union Co.	6.500%	2/26/14	3,350	3,764
Yum! Brands Inc.	8.875%	4/15/11	4,100	4,407
Yum! Brands Inc.	7.700%	7/1/12	1,600	1,784

Consumer Noncyclical (2.9%)
Abbott Laboratories	5.600%	5/15/11	6,825	7,200
Abbott Laboratories	5.150%	11/30/12	3,325	3,627
Altria Group Inc.	8.500%	11/10/13	5,100	5,957
Altria Group Inc.	7.750%	2/6/14	9,500	10,852

AmerisourceBergen Corp.	5.625%	9/15/12	2,725	2,930
Amgen Inc.	4.850%	11/18/14	6,625	7,195
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	800	840
Anheuser-Busch Cos. Inc.	4.700%	4/15/12	1,500	1,584
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,500	1,569
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	6,875	7,046
4 Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	8,075	8,102
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	7,350	7,550
AstraZeneca PLC	5.400%	9/15/12	11,875	12,968
Baxter FinCo BV	4.750%	10/15/10	500	511
Baxter International Inc.	4.000%	3/1/14	1,650	1,727
Baxter International Inc.	4.625%	3/15/15	2,750	2,940
Biogen Idec Inc.	6.000%	3/1/13	4,725	5,105
Bottling Group LLC	4.625%	11/15/12	4,500	4,830
Bottling Group LLC	5.000%	11/15/13	1,500	1,628
Bottling Group LLC	6.950%	3/15/14	9,300	10,739
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,675	1,843
Bunge Ltd. Finance Corp.	5.350%	4/15/14	5,350	5,598
Cardinal Health Inc.	5.650%	6/15/12	32	34
CareFusion Corp.	4.125%	8/1/12	600	625
CareFusion Corp.	5.125%	8/1/14	5,975	6,334
Cia de Bebidas das Americas	10.500%	12/15/11	1,300	1,492
Cia de Bebidas das Americas	8.750%	9/15/13	1,050	1,236
Clorox Co.	5.450%	10/15/12	1,200	1,293
Clorox Co.	5.000%	1/15/15	3,700	3,946
Coca-Cola Co.	3.625%	3/15/14	3,075	3,195
Coca-Cola Enterprises Inc.	3.750%	3/1/12	2,000	2,092
Coca-Cola Enterprises Inc.	5.000%	8/15/13	2,300	2,509
Coca-Cola Enterprises Inc.	7.375%	3/3/14	5,375	6,284
Coca-Cola Enterprises Inc.	4.250%	3/1/15	1,700	1,800
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,800	1,921
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,170
Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,366
ConAgra Foods Inc.	6.750%	9/15/11	41	44
ConAgra Foods Inc.	5.875%	4/15/14	450	493
Covidien International Finance SA	5.450%	10/15/12	2,425	2,648
Delhaize Group SA	5.875%	2/1/14	400	437
Diageo Capital PLC	5.200%	1/30/13	5,036	5,447
Diageo Capital PLC	7.375%	1/15/14	3,000	3,491
Diageo Finance BV	3.875%	4/1/11	3,500	3,608
Diageo Finance BV	5.500%	4/1/13	1,500	1,635
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	1,625	1,628
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	1,600	1,607
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	325	360
Eli Lilly & Co.	3.550%	3/6/12	3,400	3,555
Eli Lilly & Co.	6.000%	3/15/12	2,775	3,034
Eli Lilly & Co.	4.200%	3/6/14	2,425	2,571
Express Scripts Inc.	5.250%	6/15/12	3,950	4,203
Express Scripts Inc.	6.250%	6/15/14	10,550	11,694
Fortune Brands Inc.	3.000%	6/1/12	1,725	1,727
Fortune Brands Inc.	4.875%	12/1/13	1,000	1,043
Fortune Brands Inc.	6.375%	6/15/14	3,375	3,678
General Mills Inc.	6.000%	2/15/12	1,300	1,407
General Mills Inc.	5.650%	9/10/12	3,050	3,333
General Mills Inc.	5.250%	8/15/13	7,325	7,999
General Mills Inc.	5.200%	3/17/15	2,800	3,040
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	12,250	13,258
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	2,100	2,231

Hasbro Inc.	6.125%	5/15/14	3,000	3,289
HJ Heinz Co.	5.350%	7/15/13	1,300	1,408
HJ Heinz Finance Co.	6.625%	7/15/11	2,500	2,673
HJ Heinz Finance Co.	6.000%	3/15/12	1,500	1,623
Hospira Inc.	5.900%	6/15/14	675	735
Johnson & Johnson	5.150%	8/15/12	1,650	1,798
Kellogg Co.	5.125%	12/3/12	5,000	5,446
Kellogg Co.	4.250%	3/6/13	4,175	4,418
Kimberly-Clark Corp.	5.625%	2/15/12	2,075	2,242
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,450	1,547
Kraft Foods Inc.	5.625%	11/1/11	5,150	5,471
Kraft Foods Inc.	6.250%	6/1/12	7,525	8,223
Kraft Foods Inc.	2.625%	5/8/13	5,225	5,278
Kraft Foods Inc.	5.250%	10/1/13	3,200	3,457
Kraft Foods Inc.	6.750%	2/19/14	7,450	8,383
Kroger Co.	6.800%	4/1/11	1,000	1,057
Kroger Co.	6.750%	4/15/12	3,050	3,344
Kroger Co.	6.200%	6/15/12	2,525	2,749
Kroger Co.	5.500%	2/1/13	1,425	1,545
Kroger Co.	5.000%	4/15/13	1,550	1,665
Kroger Co.	7.500%	1/15/14	7,600	8,774
Laboratory Corp. of America Holdings	5.500%	2/1/13	875	936
Life Technologies Corp.	4.400%	3/1/15	2,875	2,909
McKesson Corp.	7.750%	2/1/12	1,475	1,625
McKesson Corp.	5.250%	3/1/13	2,025	2,158
4 Mead Johnson Nutrition Co.	3.500%	11/1/14	5,225	5,219
Medco Health Solutions Inc.	6.125%	3/15/13	4,125	4,510
Medco Health Solutions Inc.	7.250%	8/15/13	800	908
Medtronic Inc.	4.500%	3/15/14	1,975	2,113
Medtronic Inc.	3.000%	3/15/15	5,000	4,975
Merck & Co. Inc.	1.875%	6/30/11	6,200	6,275
Merck & Co. Inc.	5.125%	11/15/11	1,850	1,969
Merck & Co. Inc.	5.300%	12/1/13	2,875	3,186
Merck & Co. Inc.	4.750%	3/1/15	4,875	5,266
Newell Rubbermaid Inc.	5.500%	4/15/13	2,500	2,636
Novartis Capital Corp.	1.900%	4/24/13	6,500	6,491
Novartis Capital Corp.	4.125%	2/10/14	7,450	7,879
Novartis Capital Corp.	2.900%	4/24/15	2,550	2,523
PepsiAmericas Inc.	5.750%	7/31/12	800	876
PepsiAmericas Inc.	4.375%	2/15/14	1,675	1,774
PepsiAmericas Inc.	4.875%	1/15/15	1,525	1,635
PepsiCo Inc.	5.150%	5/15/12	3,250	3,507
PepsiCo Inc.	4.650%	2/15/13	3,025	3,260
PepsiCo Inc.	3.750%	3/1/14	3,075	3,210
PepsiCo Inc.	3.100%	1/15/15	2,900	2,935
Pfizer Inc.	4.450%	3/15/12	27,700	29,376
Pfizer Inc.	4.500%	2/15/14	925	988
Pfizer Inc.	5.350%	3/15/15	8,150	8,969
Philip Morris International Inc.	4.875%	5/16/13	5,525	5,950
Philip Morris International Inc.	6.875%	3/17/14	3,825	4,399
Procter & Gamble Co.	1.375%	8/1/12	5,000	5,016
Procter & Gamble Co.	4.600%	1/15/14	10,675	11,458
Procter & Gamble Co.	3.500%	2/15/15	3,525	3,616
Reynolds American Inc.	7.250%	6/1/12	3,850	4,197
Reynolds American Inc.	7.250%	6/1/13	1,500	1,658
Safeway Inc.	5.800%	8/15/12	3,050	3,322
Safeway Inc.	6.250%	3/15/14	6,000	6,671
Sara Lee Corp.	6.250%	9/15/11	3,850	4,094

St. Jude Medical Inc.	2.200%	9/15/13	3,125	3,117
St. Jude Medical Inc.	3.750%	7/15/14	2,950	3,034
Stryker Corp.	3.000%	1/15/15	1,500	1,500
Sysco Corp.	4.200%	2/12/13	600	636
4 Thermo Fisher Scientific Inc.	2.150%	12/28/12	1,300	1,294
4 Thermo Fisher Scientific Inc.	3.250%	11/20/14	1,275	1,263
Unilever Capital Corp.	7.125%	11/1/10	4,550	4,726
Unilever Capital Corp.	3.650%	2/15/14	1,350	1,402
UST Inc.	6.625%	7/15/12	1,000	1,088
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,000	4,175
Whirlpool Corp.	5.500%	3/1/13	4,225	4,468
Whirlpool Corp.	8.600%	5/1/14	1,100	1,278
Wyeth	5.500%	3/15/13	5,600	6,150
Wyeth	5.500%	2/1/14	2,750	3,031

Energy (1.2%)
Anadarko Petroleum Corp.	7.625%	3/15/14	4,750	5,479
Anadarko Petroleum Corp.	5.750%	6/15/14	900	975
Apache Corp.	6.250%	4/15/12	1,000	1,093
Apache Corp.	5.250%	4/15/13	1,500	1,633
Apache Corp.	6.000%	9/15/13	1,675	1,873
BP Capital Markets PLC	1.550%	8/11/11	2,825	2,850
BP Capital Markets PLC	3.125%	3/10/12	5,275	5,473
BP Capital Markets PLC	5.250%	11/7/13	11,350	12,518
BP Capital Markets PLC	3.625%	5/8/14	5,500	5,702
BP Capital Markets PLC	3.875%	3/10/15	8,425	8,749
Burlington Resources Finance Co.	6.500%	12/1/11	500	543
Canadian Natural Resources Ltd.	6.700%	7/15/11	2,500	2,672
Canadian Natural Resources Ltd.	5.450%	10/1/12	3,550	3,841
Canadian Natural Resources Ltd.	5.150%	2/1/13	500	537
4 Cenovus Energy Inc.	4.500%	9/15/14	8,950	9,329
Chevron Corp.	3.450%	3/3/12	4,400	4,596
Chevron Corp.	3.950%	3/3/14	6,050	6,345
Conoco Funding Co.	6.350%	10/15/11	11,375	12,257
ConocoPhillips	4.750%	2/1/14	5,700	6,137
ConocoPhillips	4.600%	1/15/15	5,300	5,692
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	1,700	1,827
Devon Financing Corp. ULC	6.875%	9/30/11	18,175	19,635
EnCana Corp.	6.300%	11/1/11	1,500	1,606
EnCana Corp.	4.750%	10/15/13	1,125	1,205
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,250	3,586
EOG Resources Inc.	6.125%	10/1/13	1,200	1,344
Husky Energy Inc.	6.250%	6/15/12	1,000	1,087
Husky Energy Inc.	5.900%	6/15/14	7,100	7,766
Kerr-McGee Corp.	6.875%	9/15/11	2,275	2,460
Marathon Global Funding Corp.	6.000%	7/1/12	900	977
Marathon Oil Corp.	6.125%	3/15/12	700	755
Nexen Inc.	5.050%	11/20/13	5,175	5,555
Occidental Petroleum Corp.	7.000%	11/1/13	2,500	2,896
PC Financial Partnership	5.000%	11/15/14	2,000	2,111
Petro-Canada	4.000%	7/15/13	3,210	3,312
Shell International Finance BV	5.625%	6/27/11	4,950	5,238
Shell International Finance BV	1.875%	3/25/13	7,900	7,879
Shell International Finance BV	4.000%	3/21/14	13,750	14,462
Statoil ASA	3.875%	4/15/14	1,150	1,199
Statoil ASA	2.900%	10/15/14	3,500	3,498
Sunoco Inc.	4.875%	10/15/14	950	961
Transocean Inc.	5.250%	3/15/13	3,400	3,664

Valero Energy Corp.	6.875%	4/15/12	3,000	3,257
Valero Energy Corp.	4.750%	6/15/13	3,000	3,099
Valero Energy Corp.	4.500%	2/1/15	300	300
Weatherford International Inc.	6.625%	11/15/11	1,000	1,067
Weatherford International Inc.	5.950%	6/15/12	4,750	5,131
Weatherford International Ltd.	5.150%	3/15/13	4,175	4,444
XTO Energy Inc.	5.900%	8/1/12	8,850	9,717
XTO Energy Inc.	5.000%	1/31/15	2,375	2,578

Other Industrial (0.0%)
Yale University	2.900%	10/15/14	1,825	1,842

Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	2,925	2,928
Agilent Technologies Inc.	4.450%	9/14/12	1,700	1,783
Amphenol Corp.	4.750%	11/15/14	2,775	2,853
Analog Devices Inc.	5.000%	7/1/14	850	897
Arrow Electronics Inc.	6.875%	7/1/13	800	882
Cisco Systems Inc.	2.900%	11/17/14	6,000	6,057
Computer Sciences Corp.	5.500%	3/15/13	725	778
Dell Inc.	3.375%	6/15/12	2,900	3,018
Dell Inc.	4.700%	4/15/13	1,550	1,666
Dun & Bradstreet Corp.	6.000%	4/1/13	1,700	1,834
Electronic Data Systems LLC	6.000%	8/1/13	2,450	2,737
Equifax Inc.	4.450%	12/1/14	1,000	1,026
Fiserv Inc.	6.125%	11/20/12	8,000	8,714
Hewlett-Packard Co.	2.250%	5/27/11	200	203
Hewlett-Packard Co.	6.500%	7/1/12	1,025	1,138
Hewlett-Packard Co.	4.500%	3/1/13	29,175	31,263
Hewlett-Packard Co.	6.125%	3/1/14	3,950	4,451
Hewlett-Packard Co.	4.750%	6/2/14	3,300	3,560
IBM International Group Capital LLC	5.050%	10/22/12	16,600	18,029
International Business Machines Corp.	2.100%	5/6/13	8,300	8,354
Intuit Inc.	5.400%	3/15/12	950	1,009
Lexmark International Inc.	5.900%	6/1/13	1,050	1,117
Microsoft Corp.	2.950%	6/1/14	5,775	5,882
Motorola Inc.	8.000%	11/1/11	3,025	3,280
Motorola Inc.	5.375%	11/15/12	3,500	3,704
Oracle Corp.	4.950%	4/15/13	3,400	3,700
Oracle Corp.	3.750%	7/8/14	9,600	10,011
Pitney Bowes Inc.	4.625%	10/1/12	2,000	2,135
Pitney Bowes Inc.	4.875%	8/15/14	2,025	2,164
Tyco Electronics Group SA	6.000%	10/1/12	950	1,023
Xerox Corp.	6.875%	8/15/11	5,025	5,356
Xerox Corp.	5.500%	5/15/12	11,750	12,504
Xerox Corp.	8.250%	5/15/14	2,275	2,643
Xerox Corp.	4.250%	2/15/15	1,100	1,114

Transportation (0.2%)
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,500	2,669
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	1,050	1,143
CSX Corp.	6.300%	3/15/12	2,000	2,164
CSX Corp.	5.500%	8/1/13	6,100	6,609
CSX Corp.	6.250%	4/1/15	3,000	3,349
Norfolk Southern Corp.	5.257%	9/17/14	1,250	1,346
Ryder System Inc.	5.950%	5/2/11	383	401
Ryder System Inc.	6.000%	3/1/13	1,500	1,615
Ryder System Inc.	5.850%	3/1/14	1,350	1,438

Southwest Airlines Co.	6.500%	3/1/12	3,225	3,446
Union Pacific Corp.	6.650%	1/15/11	2,000	2,091
Union Pacific Corp.	6.500%	4/15/12	2,375	2,594
Union Pacific Corp.	5.450%	1/31/13	3,490	3,785
Union Pacific Corp.	5.375%	5/1/14	1,100	1,189
United Parcel Service Inc.	3.875%	4/1/14	4,625	4,851
				1,826,578
Utilities (1.6%)
Electric (1.2%)
4 Allegheny Energy Supply Co. LLC	8.250%	4/15/12	3,500	3,863
Appalachian Power Co.	5.650%	8/15/12	3,875	4,182
Arizona Public Service Co.	5.800%	6/30/14	500	539
Carolina Power & Light Co.	6.500%	7/15/12	1,000	1,101
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	700	756
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	500	545
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	2,725	3,108
Commonwealth Edison Co.	6.150%	3/15/12	3,275	3,558
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	4,000	4,314
Consolidated Natural Gas Co.	6.250%	11/1/11	1,000	1,074
Consumers Energy Co.	5.000%	2/15/12	1,250	1,329
Consumers Energy Co.	5.375%	4/15/13	750	811
Dayton Power & Light Co.	5.125%	10/1/13	1,875	2,032
Detroit Edison Co.	6.125%	10/1/10	1,000	1,025
Dominion Resources Inc.	4.750%	12/15/10	2,125	2,184
Dominion Resources Inc.	5.000%	3/15/13	1,500	1,597
3 Dominion Resources Inc.	6.300%	9/30/66	3,400	3,218
DTE Energy Co.	7.050%	6/1/11	1,000	1,059
Duke Energy Carolinas LLC	6.250%	1/15/12	3,500	3,804
Duke Energy Carolinas LLC	5.750%	11/15/13	1,500	1,678
Duke Energy Corp.	6.300%	2/1/14	10,125	11,286
Duke Energy Corp.	3.350%	4/1/15	1,100	1,094
Duke Energy Indiana Inc.	5.000%	9/15/13	1,125	1,191
Duke Energy Ohio Inc.	5.700%	9/15/12	2,400	2,611
Energy East Corp.	6.750%	6/15/12	1,750	1,932
Enersis SA	7.375%	1/15/14	1,000	1,102
Entergy Arkansas Inc.	5.400%	8/1/13	1,000	1,096
Exelon Generation Co. LLC	5.350%	1/15/14	4,125	4,432
FirstEnergy Corp.	6.450%	11/15/11	306	325
FirstEnergy Solutions Corp.	4.800%	2/15/15	4,675	4,788
Florida Power & Light Co.	4.850%	2/1/13	250	269
FPL Group Capital Inc.	5.625%	9/1/11	3,575	3,775
FPL Group Capital Inc.	5.350%	6/15/13	2,835	3,072
Georgia Power Co.	6.000%	11/1/13	2,000	2,256
KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	1,400	1,637
Metropolitan Edison Co.	4.875%	4/1/14	1,000	1,044
MidAmerican Energy Co.	5.650%	7/15/12	1,150	1,245
MidAmerican Energy Co.	5.125%	1/15/13	2,000	2,165
Midamerican Energy Holdings Co.	5.000%	2/15/14	600	639
National Rural Utilities Cooperative Finance
Corp.	4.375%	10/1/10	3,350	3,412
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	975	1,073
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	975	995
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	10,250	11,250

National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	3,250	3,311
Nisource Finance Corp.	6.150%	3/1/13	1,975	2,147
NSTAR Electric Co.	4.875%	10/15/12	3,925	4,243
NSTAR Electric Co.	4.875%	4/15/14	1,500	1,592
Ohio Power Co.	5.750%	9/1/13	1,575	1,709
Oncor Electric Delivery Co. LLC	6.375%	5/1/12	3,300	3,569
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,975	5,447
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,000	3,329
Pacific Gas & Electric Co.	4.800%	3/1/14	11,000	11,833
PacifiCorp	6.900%	11/15/11	3,650	3,975
Pepco Holdings Inc.	6.450%	8/15/12	2,000	2,150
PPL Energy Supply LLC	6.400%	11/1/11	1,000	1,072
PPL Energy Supply LLC	6.300%	7/15/13	2,175	2,383
Progress Energy Inc.	7.100%	3/1/11	5,118	5,380
Progress Energy Inc.	6.850%	4/15/12	775	848
PSEG Power LLC	7.750%	4/15/11	1,950	2,084
PSEG Power LLC	6.950%	6/1/12	4,775	5,261
4 PSEG Power LLC	2.500%	4/15/13	800	801
PSEG Power LLC	5.500%	12/1/15	3,000	3,243
Public Service Co. of Colorado	7.875%	10/1/12	4,625	5,305
Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,094
Public Service Electric & Gas Co.	5.375%	9/1/13	2,000	2,191
SCANA Corp.	6.875%	5/15/11	1,500	1,587
Southern California Edison Co.	5.000%	1/15/14	2,000	2,162
Southern California Edison Co.	4.150%	9/15/14	3,000	3,165
Southern Co.	5.300%	1/15/12	9,625	10,266
Southern Co.	4.150%	5/15/14	800	838
Southern Power Co.	6.250%	7/15/12	1,000	1,103
Tampa Electric Co.	6.875%	6/15/12	1,000	1,095
Tampa Electric Co.	6.375%	8/15/12	2,000	2,182
TransAlta Corp.	4.750%	1/15/15	2,388	2,462
Virginia Electric and Power Co.	5.100%	11/30/12	6,825	7,443
Wisconsin Electric Power Co.	6.000%	4/1/14	675	751
Wisconsin Energy Corp.	6.500%	4/1/11	4,595	4,848

Natural Gas (0.4%)
Atmos Energy Corp.	4.950%	10/15/14	4,400	4,653
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,500	1,719
Enbridge Inc.	4.900%	3/1/15	4,950	5,319
Energy Transfer Partners LP	5.650%	8/1/12	1,470	1,578
Energy Transfer Partners LP	6.000%	7/1/13	1,500	1,623
Energy Transfer Partners LP	8.500%	4/15/14	3,000	3,488
5 Enron Corp.	9.125%	4/1/03	2,000	5
5 Enron Corp.	7.625%	9/10/04	1,000	2
Enterprise Products Operating LLC	4.950%	6/1/10	5,325	5,360
Enterprise Products Operating LLC	4.600%	8/1/12	750	792
Enterprise Products Operating LLC	5.650%	4/1/13	2,200	2,379
Enterprise Products Operating LLC	5.900%	4/15/13	1,150	1,249
Enterprise Products Operating LLC	9.750%	1/31/14	2,000	2,428
Enterprise Products Operating LLC	5.600%	10/15/14	1,350	1,463
5 HNG Internorth	9.625%	3/15/06	1,500	3
Kinder Morgan Energy Partners LP	7.125%	3/15/12	550	602
Kinder Morgan Energy Partners LP	5.850%	9/15/12	4,325	4,694
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,500	1,600
Kinder Morgan Energy Partners LP	5.625%	2/15/15	1,300	1,411
NuStar Logistics LP	6.050%	3/15/13	2,000	2,139
Oneok Inc.	7.125%	4/15/11	2,000	2,115

ONEOK Partners LP	5.900%	4/1/12	3,400	3,639
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	2,000	2,087
Sempra Energy	6.000%	2/1/13	2,525	2,718
Spectra Energy Capital LLC	6.250%	2/15/13	3,325	3,648
Spectra Energy Capital LLC	5.668%	8/15/14	1,000	1,077
TransCanada PipeLines Ltd.	4.000%	6/15/13	1,650	1,731
Transcontinental Gas Pipe Line Co. LLC	7.000%	8/15/11	1,545	1,655
4 Williams Partners LP	3.800%	2/15/15	1,950	1,946
				278,458
Total Corporate Bonds (Cost $3,579,800)				3,754,225
Sovereign Bonds (U.S. Dollar-Denominated) (6.6%)
African Development Bank	1.000%	11/23/11	4,050	4,041
African Development Bank	1.750%	10/1/12	875	876
African Development Bank	1.625%	2/11/13	4,300	4,273
African Development Bank	3.000%	5/27/14	11,575	11,622
Asian Development Bank	2.125%	3/15/12	3,350	3,416
Asian Development Bank	4.500%	9/4/12	5,000	5,331
Asian Development Bank	3.625%	9/5/13	5,850	6,182
Asian Development Bank	2.750%	5/21/14	14,550	14,788
Asian Development Bank	2.625%	2/9/15	11,250	11,149
Brazilian Government International Bond	11.000%	1/11/12	3,875	4,524
Brazilian Government International Bond	10.250%	6/17/13	4,600	5,681
Brazilian Government International Bond	10.500%	7/14/14	5,725	7,328
Brazilian Government International Bond	7.875%	3/7/15	6,025	7,131
Canada Government International Bond	2.375%	9/10/14	7,725	7,706
Canada Mortgage & Housing Corp.	4.800%	10/1/10	1,500	1,523
Canada Mortgage & Housing Corp.	5.000%	9/1/11	4,000	4,191
Chile Government International Bond	7.125%	1/11/12	2,650	2,891
Chile Government International Bond	5.500%	1/15/13	3,550	3,824
China Development Bank Corp.	4.750%	10/8/14	1,375	1,446
Corp Andina de Fomento	6.875%	3/15/12	2,300	2,469
Corp. Andina de Fomento	5.200%	5/21/13	5,575	5,890
Council Of Europe Development Bank	2.750%	2/10/15	3,700	3,688
Eksportfinans ASA	5.125%	10/26/11	6,000	6,354
Eksportfinans ASA	1.875%	4/2/13	5,350	5,327
Eksportfinans ASA	3.000%	11/17/14	4,825	4,841
European Bank for Reconstruction &
Development	1.250%	6/10/11	3,200	3,213
European Bank for Reconstruction &
Development	3.625%	6/17/13	3,000	3,141
European Bank for Reconstruction &
Development	5.000%	5/19/14	3,400	3,704
European Investment Bank	2.625%	5/16/11	3,800	3,876
European Investment Bank	5.250%	6/15/11	12,975	13,597
European Investment Bank	3.125%	7/15/11	16,425	16,909
European Investment Bank	3.250%	10/14/11	4,775	4,924
European Investment Bank	2.625%	11/15/11	10,450	10,689
European Investment Bank	2.000%	2/10/12	60,550	61,412
European Investment Bank	4.625%	3/21/12	8,700	9,195
4 European Investment Bank	1.125%	4/16/12	12,500	12,477
European Investment Bank	1.750%	9/14/12	15,000	15,080
European Investment Bank	1.625%	3/15/13	4,000	3,975
European Investment Bank	3.250%	5/15/13	1,050	1,093
European Investment Bank	4.250%	7/15/13	16,950	18,182
European Investment Bank	2.375%	3/14/14	4,175	4,200
European Investment Bank	3.000%	4/8/14	8,000	8,120

European Investment Bank	4.625%	5/15/14	4,350	4,690
European Investment Bank	3.125%	6/4/14	38,950	39,745
European Investment Bank	2.875%	1/15/15	11,000	11,048
European Investment Bank	2.750%	3/23/15	11,225	11,158
Export Development Canada	3.750%	7/15/11	2,575	2,664
Export Development Canada	2.625%	11/15/11	3,300	3,384
Export Development Canada	2.375%	3/19/12	6,875	7,025
Export Development Canada	4.500%	10/25/12	7,500	8,003
Export Development Canada	3.125%	4/24/14	8,050	8,245
Export-Import Bank of Korea	5.500%	10/17/12	7,850	8,351
Export-Import Bank of Korea	8.125%	1/21/14	10,800	12,424
Export-Import Bank of Korea	5.875%	1/14/15	2,800	3,020
Export-Import Bank of Korea	5.125%	3/16/15	1,700	1,776
Financement-Quebec	5.000%	10/25/12	2,000	2,156
Hungary Government International Bond	4.750%	2/3/15	5,350	5,467
Hydro Quebec	6.300%	5/11/11	2,500	2,649
Hydro Quebec	8.000%	2/1/13	2,000	2,315
Inter-American Development Bank	5.000%	4/5/11	5,000	5,186
Inter-American Development Bank	1.500%	6/23/11	3,000	3,031
Inter-American Development Bank	3.250%	11/15/11	4,500	4,640
Inter-American Development Bank	4.750%	10/19/12	15,500	16,681
Inter-American Development Bank	1.750%	10/22/12	8,875	8,925
Inter-American Development Bank	3.500%	3/15/13	3,000	3,156
Inter-American Development Bank	3.000%	4/22/14	10,550	10,701
Inter-American Development Bank	4.500%	9/15/14	3,000	3,224
International Bank for Reconstruction &
Development	2.000%	4/2/12	28,100	28,541
International Bank for Reconstruction &
Development	3.625%	5/21/13	5,500	5,795
International Bank for Reconstruction &
Development	3.500%	10/8/13	5,490	5,749
International Finance Corp.	5.125%	5/2/11	7,100	7,425
International Finance Corp.	3.000%	4/22/14	15,525	15,642
Israel Government International Bond	4.625%	6/15/13	2,350	2,505
Israel Government International Bond	5.125%	3/1/14	2,000	2,163
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	2,150	2,242
Japan Bank for International
Cooperation/Japan	2.125%	11/5/12	14,000	14,133
Japan Bank for International
Cooperation/Japan	4.375%	11/26/12	2,200	2,344
Japan Bank for International
Cooperation/Japan	4.250%	6/18/13	6,150	6,528
Japan Bank for International
Cooperation/Japan	2.875%	2/2/15	6,600	6,571
Japan Finance Corp.	2.000%	6/24/11	8,100	8,180
Korea Development Bank	5.300%	1/17/13	4,650	4,864
Korea Development Bank	5.750%	9/10/13	5,525	5,914
Korea Development Bank	8.000%	1/23/14	5,000	5,729
Korea Development Bank	4.375%	8/10/15	1,600	1,618
Kreditanstalt fuer Wiederaufbau	3.750%	6/27/11	8,825	9,131
Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	10,950	11,317
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	7,850	7,978
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	8,575	8,749
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	24,700	26,255
Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	18,600	18,653
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	40,300	41,676
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,375	12,876

Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	6,125	6,406
Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	7,925	8,220
^ Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	20,825	20,881
Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	8,225	8,113
Landeskreditbank Baden-Wuerttemberg
Foerderbank	4.250%	9/15/10	3,500	3,550
Landeskreditbank Baden-Wuerttemberg
Foerderbank	4.875%	1/13/12	1,500	1,562
Landwirtschaftliche Rentenbank	5.250%	7/15/11	3,500	3,673
Landwirtschaftliche Rentenbank	5.250%	7/2/12	9,600	10,289
Landwirtschaftliche Rentenbank	1.875%	9/24/12	23,475	23,541
Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,100	2,147
Malaysia Government International Bond	7.500%	7/15/11	4,825	5,183
Mexico Government International Bond	6.375%	1/16/13	5,400	6,002
Mexico Government International Bond	6.625%	3/3/15	7,900	8,927
Nordic Investment Bank	3.875%	6/15/10	3,750	3,761
Nordic Investment Bank	1.625%	1/28/13	6,900	6,877
Nordic Investment Bank	2.625%	10/6/14	6,700	6,692
Oesterreichische Kontrollbank AG	3.125%	10/14/11	4,825	4,955
Oesterreichische Kontrollbank AG	4.750%	11/8/11	13,500	14,210
Oesterreichische Kontrollbank AG	1.875%	3/21/12	9,000	9,039
Oesterreichische Kontrollbank AG	4.750%	10/16/12	7,725	8,316
Oesterreichische Kontrollbank AG	1.750%	3/11/13	5,500	5,463
Ontario Electricity Financial Corp.	7.450%	3/31/13	1,000	1,132
Pemex Project Funding Master Trust	9.125%	10/13/10	2,500	2,609
Peruvian Government International Bond	9.125%	2/21/12	2,500	2,851
Peruvian Government International Bond	9.875%	2/6/15	3,075	3,893
Petrobras International Finance Co.	9.125%	7/2/13	2,500	2,962
4 Petroleos Mexicanos	4.875%	3/15/15	5,350	5,491
Poland Government International Bond	6.250%	7/3/12	9,125	9,928
Poland Government International Bond	5.250%	1/15/14	3,975	4,275
Province of Manitoba Canada	2.125%	4/22/13	1,950	1,957
Province of Ontario Canada	3.375%	5/20/11	950	977
Province of Ontario Canada	5.000%	10/18/11	12,450	13,207
Province of Ontario Canada	1.875%	11/19/12	16,250	16,371
Province of Ontario Canada	4.100%	6/16/14	33,275	35,330
Province of Ontario Canada	2.950%	2/5/15	10,000	10,021
Province of Quebec Canada	6.125%	1/22/11	3,935	4,106
Province of Quebec Canada	4.875%	5/5/14	2,100	2,219
Province of Saskatchewan Canada	7.375%	7/15/13	1,000	1,159
Republic of Italy	3.500%	7/15/11	2,925	3,012
Republic of Italy	5.625%	6/15/12	13,350	14,428
Republic of Italy	2.125%	10/5/12	18,925	19,006
Republic of Italy	4.500%	1/21/15	5,650	5,940
Republic of Italy	3.125%	1/26/15	8,450	8,391
Republic of Italy	4.750%	1/25/16	9,000	9,406
Republic of Korea	4.250%	6/1/13	3,225	3,375
Republic of Korea	5.750%	4/16/14	6,350	6,926
Republic of Korea	4.875%	9/22/14	3,925	4,159
South Africa Government International Bond	7.375%	4/25/12	2,500	2,747
South Africa Government International Bond	6.500%	6/2/14	3,300	3,655
Svensk Exportkredit AB	4.000%	6/15/10	2,175	2,190
Svensk Exportkredit AB	3.250%	9/16/14	4,850	4,946
United Mexican States	5.875%	2/17/14	16,500	18,133
Total Sovereign Bonds (Cost $1,148,575)				1,175,130

Taxable Municipal Bonds (0.1%)
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	1,600	1,658
California GO	5.250%	4/1/14	1,800	1,866
California GO	5.650%	4/1/39	2,250	2,339
Howard Hughes Medical Institute	3.450%	9/1/14	1,100	1,133
Illinois GO	2.766%	1/1/12	5,700	5,749
Illinois GO	4.071%	1/1/14	5,700	5,765
Total Taxable Municipal Bonds (Cost $18,164)				18,510
			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
[6,7] Vanguard Market Liquidity Fund (Cost $272,423)	0.183%		272,423,091	272,423
Total Investments (101.0%) (Cost $17,747,941)				18,066,916
Other Assets and Liabilities-Net (-1.0%)[7]				(170,790)
Net Assets (100%)				17,896,126

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,865,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities was $89,910,000, representing 0.5% of net assets.
5 Non-income-producing security--security in default.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Includes $2,936,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

Short-Term Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	12,836,283	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	10,345	—
Corporate Bonds	—	3,754,215	10
Sovereign Bonds	—	1,175,130	—
Taxable Municipal Bonds	—	18,510	—
Temporary Cash Investments	272,423	—	—
Total	272,423	17,794,483	10

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	10
Transfers in and/or out of Level 3	--
Balance as of March 31, 2010	10

C. At March 31, 2010, the cost of investment securities for tax purposes was $17,747,941,000. Net unrealized appreciation of investment securities for tax purposes was $318,975,000, consisting of unrealized gains of $339,904,000 on securities that had risen in value since their purchase and $20,929,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments
As of March 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (52.9%)
U.S. Government Securities (47.4%)
	United States Treasury Note/Bond	1.125%	6/30/11	255	257
	United States Treasury Note/Bond	4.000%	2/15/15	5,860	6,273
	United States Treasury Note/Bond	2.375%	2/28/15	9,530	9,463
	United States Treasury Note/Bond	2.500%	3/31/15	3,775	3,764
	United States Treasury Note/Bond	4.125%	5/15/15	94,915	102,063
	United States Treasury Note/Bond	4.250%	8/15/15	164,750	177,853
	United States Treasury Note/Bond	10.625%	8/15/15	46,685	65,308
	United States Treasury Note/Bond	4.500%	11/15/15	2,725	2,977
	United States Treasury Note/Bond	9.875%	11/15/15	60,200	82,568
	United States Treasury Note/Bond	4.500%	2/15/16	57,410	62,514
	United States Treasury Note/Bond	9.250%	2/15/16	41,620	56,070
	United States Treasury Note/Bond	2.625%	2/29/16	168,800	165,819
	United States Treasury Note/Bond	2.375%	3/31/16	155,700	150,493
	United States Treasury Note/Bond	2.625%	4/30/16	1,200	1,174
	United States Treasury Note/Bond	5.125%	5/15/16	108,730	121,998
	United States Treasury Note/Bond	7.250%	5/15/16	78,175	97,047
	United States Treasury Note/Bond	3.250%	5/31/16	115,725	117,153
	United States Treasury Note/Bond	3.250%	6/30/16	54,815	55,423
	United States Treasury Note/Bond	4.875%	8/15/16	75,595	83,769
	United States Treasury Note/Bond	3.000%	9/30/16	49,775	49,293
	United States Treasury Note/Bond	3.125%	10/31/16	75,300	75,006
	United States Treasury Note/Bond	4.625%	11/15/16	53,230	58,046
	United States Treasury Note/Bond	7.500%	11/15/16	105,645	133,377
	United States Treasury Note/Bond	2.750%	11/30/16	85,750	83,352
	United States Treasury Note/Bond	3.250%	12/31/16	87,630	87,712
	United States Treasury Note/Bond	3.125%	1/31/17	31,600	31,363
	United States Treasury Note/Bond	4.625%	2/15/17	86,160	93,833
	United States Treasury Note/Bond	3.000%	2/28/17	74,615	73,402
	United States Treasury Note/Bond	4.500%	5/15/17	131,175	141,567
	United States Treasury Note/Bond	8.750%	5/15/17	98,070	132,501
	United States Treasury Note/Bond	4.750%	8/15/17	117,075	127,996
	United States Treasury Note/Bond	8.875%	8/15/17	71,285	97,315
	United States Treasury Note/Bond	4.250%	11/15/17	44,405	46,965
	United States Treasury Note/Bond	3.500%	2/15/18	118,580	118,951
	United States Treasury Note/Bond	3.875%	5/15/18	194,785	199,715
	United States Treasury Note/Bond	9.125%	5/15/18	27,995	39,215
	United States Treasury Note/Bond	4.000%	8/15/18	222,975	229,700
	United States Treasury Note/Bond	3.750%	11/15/18	327,595	330,052
	United States Treasury Note/Bond	2.750%	2/15/19	375,495	348,448
	United States Treasury Note/Bond	8.875%	2/15/19	51,850	72,371
	United States Treasury Note/Bond	3.125%	5/15/19	243,995	232,330
	United States Treasury Note/Bond	3.625%	8/15/19	249,290	246,214
	United States Treasury Note/Bond	3.375%	11/15/19	273,805	264,178
	United States Treasury Note/Bond	3.625%	2/15/20	205,450	201,951
					4,876,839
Agency Bonds and Notes (5.5%)
	Egypt Government AID Bonds	4.450%	9/15/15	6,825	7,254
1	Federal Farm Credit Bank	4.875%	12/16/15	12,450	13,541

	1	Federal Farm Credit Bank	5.125%	8/25/16	13,700	14,964
	1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	6,173
	1	Federal Home Loan Bank of Chicago	5.625%	6/13/16	4,325	4,460
	1	Federal Home Loan Banks	5.375%	5/18/16	11,300	12,596
	1	Federal Home Loan Banks	4.750%	12/16/16	28,200	30,268
	1	Federal Home Loan Banks	4.875%	5/17/17	14,225	15,335
	1	Federal Home Loan Banks	5.000%	11/17/17	32,225	34,846
	1	Federal Home Loan Banks	5.375%	8/15/18	6,000	6,603
	1	Federal Home Loan Banks	5.375%	5/15/19	5,250	5,762
	1	Federal Home Loan Banks	5.125%	8/15/19	5,220	5,635
	1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	26,450	28,671
	1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	18,276
	1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	52,000	58,320
	1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	7,000	7,613
	1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	14,500	15,809
	1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	27,675	26,986
	1	Federal National Mortgage Assn.	5.000%	4/15/15	25,000	27,514
	1	Federal National Mortgage Assn.	4.375%	10/15/15	21,400	22,842
	1	Federal National Mortgage Assn.	5.000%	3/15/16	13,000	14,294
	1	Federal National Mortgage Assn.	5.250%	9/15/16	20,925	23,135
	1	Federal National Mortgage Assn.	4.875%	12/15/16	44,900	48,524
	1	Federal National Mortgage Assn.	5.000%	2/13/17	39,875	43,362
	1	Federal National Mortgage Assn.	5.375%	6/12/17	15,000	16,621
	1	Federal National Mortgage Assn.	0.000%	10/9/19	15,300	8,825
	1	Financing Corp. Fico	9.400%	2/8/18	1,475	1,974
	1	Financing Corp. Fico	10.350%	8/3/18	2,170	3,102
	1	Financing Corp. Fico	9.650%	11/2/18	10,145	14,105
	1	Financing Corp. Fico	8.600%	9/26/19	1,275	1,684
		Private Export Funding Corp.	4.375%	3/15/19	3,500	3,470
	1	Tennessee Valley Authority	4.375%	6/15/15	7,000	7,459
	1	Tennessee Valley Authority	5.500%	7/18/17	6,200	6,840
	1	Tennessee Valley Authority	6.250%	12/15/17	2,600	3,006
	1	Tennessee Valley Authority	4.500%	4/1/18	5,300	5,424
						565,293
	Total U.S. Government and Agency Obligations (Cost $5,383,810)					5,442,132
Asset	-Backed/Commercial Mortgage-Backed Securities (0.1%)
	3	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	247
	3	Bank of Scotland PLC	5.250%	2/21/17	2,225	2,265
	2	Bear Stearns Commercial Mortgage
		Securities	5.610%	11/15/33	2,500	2,580
	[2,3] Commercial Mortgage Lease-Backed
		Certificates	6.746%	6/20/31	279	294
	3	Northern Rock Asset Management PLC	5.625%	6/22/17	6,325	6,248
	Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,522)					11,634
	Corporate Bonds (39.8%)
	Finance (14.9%)
		Banking (9.9%)
		American Express Bank FSB	6.000%	9/13/17	3,325	3,543
		American Express Centurion Bank	5.950%	6/12/17	3,275	3,474
		American Express Centurion Bank	6.000%	9/13/17	4,525	4,808
		American Express Co.	5.500%	9/12/16	1,400	1,468
		American Express Co.	6.150%	8/28/17	9,750	10,505
		American Express Co.	7.000%	3/19/18	10,900	12,328
		American Express Co.	8.125%	5/20/19	5,675	6,853
	2	American Express Co.	6.800%	9/1/66	3,525	3,447
		American Express Credit Corp.	5.300%	12/2/15	2,000	2,111

	Amsouth Bank	5.200%	4/1/15	2,650	2,428
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,216
	Bank of America Corp.	4.500%	4/1/15	11,250	11,335
	Bank of America Corp.	7.750%	8/15/15	1,000	1,126
	Bank of America Corp.	5.250%	12/1/15	1,900	1,950
	Bank of America Corp.	6.500%	8/1/16	12,675	13,705
	Bank of America Corp.	5.750%	8/15/16	3,900	3,993
	Bank of America Corp.	5.625%	10/14/16	17,150	17,660
	Bank of America Corp.	5.420%	3/15/17	10,200	10,076
	Bank of America Corp.	6.000%	9/1/17	4,150	4,312
	Bank of America Corp.	5.750%	12/1/17	6,325	6,476
	Bank of America Corp.	5.650%	5/1/18	25,950	26,278
	Bank of America Corp.	7.625%	6/1/19	7,350	8,402
	Bank of America NA	5.300%	3/15/17	15,550	15,395
	Bank of America NA	6.100%	6/15/17	500	515
	Bank of New York Mellon Corp.	5.450%	5/15/19	3,760	4,015
	Bank One Corp.	4.900%	4/30/15	2,375	2,465
	Barclays Bank PLC	5.000%	9/22/16	10,100	10,389
	Barclays Bank PLC	6.750%	5/22/19	7,500	8,282
	Barclays Bank PLC	5.125%	1/8/20	12,925	12,740
	BB&T Corp.	5.200%	12/23/15	10,825	11,342
	BB&T Corp.	6.850%	4/30/19	4,975	5,642
	Bear Stearns Cos. LLC	5.300%	10/30/15	1,100	1,169
	Bear Stearns Cos. LLC	5.550%	1/22/17	12,300	12,790
	Bear Stearns Cos. LLC	6.400%	10/2/17	19,200	21,236
	Bear Stearns Cos. LLC	7.250%	2/1/18	12,350	14,247
	Branch Banking & Trust Co.	5.625%	9/15/16	50	52
	Capital One Bank USA NA	8.800%	7/15/19	4,825	5,831
	Capital One Financial Corp.	5.500%	6/1/15	875	914
	Capital One Financial Corp.	6.150%	9/1/16	6,325	6,539
	Capital One Financial Corp.	6.750%	9/15/17	7,650	8,446
[2,3] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	2,100	2,316
	Citigroup Inc.	5.300%	1/7/16	10,825	10,967
	Citigroup Inc.	5.500%	2/15/17	8,750	8,645
	Citigroup Inc.	6.000%	8/15/17	12,750	13,012
	Citigroup Inc.	6.125%	11/21/17	20,975	21,540
	Citigroup Inc.	6.125%	5/15/18	13,600	13,888
	Citigroup Inc.	8.500%	5/22/19	9,775	11,417
	Comerica Bank	5.750%	11/21/16	5,025	5,203
	Comerica Bank	5.200%	8/22/17	3,025	2,920
	Comerica Inc.	4.800%	5/1/15	1,500	1,510
	Compass Bank	6.400%	10/1/17	1,600	1,606
	Countrywide Financial Corp.	6.250%	5/15/16	3,775	3,835
	Credit Suisse	6.000%	2/15/18	12,075	12,784
	Credit Suisse	5.300%	8/13/19	4,575	4,696
2	Credit Suisse	5.860%	5/15/49	6,200	5,813
	Credit Suisse AG	5.400%	1/14/20	6,475	6,532
	Credit Suisse USA Inc.	5.125%	8/15/15	16,970	18,171
	Credit Suisse USA Inc.	5.850%	8/16/16	3,250	3,482
	Deutsche Bank AG	6.000%	9/1/17	13,400	14,668
	Discover Bank	8.700%	11/18/19	2,500	2,732
	Fifth Third Bancorp	5.450%	1/15/17	3,000	2,961
	Fifth Third Bancorp	4.500%	6/1/18	1,550	1,420
2	Fifth Third Capital Trust IV	6.500%	4/15/67	5,750	4,873
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,293
	Goldman Sachs Group Inc.	5.350%	1/15/16	11,150	11,723
	Goldman Sachs Group Inc.	5.750%	10/1/16	2,950	3,150
	Goldman Sachs Group Inc.	5.625%	1/15/17	9,725	9,956

	Goldman Sachs Group Inc.	6.250%	9/1/17	14,825	15,937
	Goldman Sachs Group Inc.	5.950%	1/18/18	21,875	22,936
	Goldman Sachs Group Inc.	6.150%	4/1/18	15,175	16,023
	Goldman Sachs Group Inc.	7.500%	2/15/19	5,875	6,697
	Goldman Sachs Group Inc.	5.375%	3/15/20	12,525	12,412
3	HBOS PLC	6.750%	5/21/18	925	850
	JPMorgan Chase & Co.	5.250%	5/1/15	1,975	2,085
	JPMorgan Chase & Co.	5.150%	10/1/15	5,250	5,524
	JPMorgan Chase & Co.	6.125%	6/27/17	4,325	4,648
	JPMorgan Chase & Co.	6.000%	1/15/18	21,800	23,577
	JPMorgan Chase & Co.	6.300%	4/23/19	9,975	10,960
	JPMorgan Chase & Co.	4.950%	3/25/20	4,700	4,644
	JPMorgan Chase Bank NA	5.875%	6/13/16	6,400	6,848
	JPMorgan Chase Bank NA	6.000%	10/1/17	8,000	8,539
	KeyBank NA	4.950%	9/15/15	1,000	986
	KeyBank NA	5.450%	3/3/16	3,025	2,975
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	700	610
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	1,950	1,672
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	5,790
2	Manufacturers & Traders Trust Co.	5.585%	12/28/20	2,400	2,191
	MBNA Corp.	5.000%	6/15/15	1,300	1,298
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,200	7,360
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,550	5,507
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	9,750	10,272
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,850	34,316
	Merrill Lynch & Co. Inc.	6.500%	7/15/18	4,125	4,303
	Morgan Stanley	6.000%	4/28/15	10,800	11,572
	Morgan Stanley	5.375%	10/15/15	7,050	7,328
	Morgan Stanley	5.750%	10/18/16	8,950	9,273
	Morgan Stanley	5.450%	1/9/17	10,825	11,018
	Morgan Stanley	5.550%	4/27/17	18,325	18,696
	Morgan Stanley	6.250%	8/28/17	12,000	12,609
	Morgan Stanley	5.950%	12/28/17	18,725	19,267
	Morgan Stanley	6.625%	4/1/18	13,325	14,227
	Morgan Stanley	7.300%	5/13/19	11,175	12,344
	Morgan Stanley	5.625%	9/23/19	10,200	10,127
	Morgan Stanley	5.500%	1/26/20	3,000	2,943
	National City Bank	5.800%	6/7/17	4,000	4,177
	National City Corp.	6.875%	5/15/19	1,700	1,874
	North American Development Bank	4.375%	2/11/20	1,200	1,178
	Northern Trust Co.	6.500%	8/15/18	1,275	1,429
	PNC Bank NA	4.875%	9/21/17	2,950	2,945
	PNC Bank NA	6.000%	12/7/17	1,125	1,186
	PNC Funding Corp.	4.250%	9/21/15	1,675	1,731
	PNC Funding Corp.	5.250%	11/15/15	3,575	3,765
	PNC Funding Corp.	5.625%	2/1/17	7,625	7,891
	PNC Funding Corp.	6.700%	6/10/19	2,575	2,887
	PNC Funding Corp.	5.125%	2/8/20	2,725	2,748
	Regions Bank	7.500%	5/15/18	1,100	1,102
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	800	646
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	6,650	6,648
	Royal Bank Of Scotland NV	4.650%	6/4/18	1,925	1,683
	Sovereign Bank	8.750%	5/30/18	2,825	3,217
[2,3] Standard Chartered PLC		6.409%	12/31/49	1,500	1,350
	State Street Bank and Trust Co.	5.300%	1/15/16	1,825	1,937
	State Street Bank and Trust Co.	5.250%	10/15/18	1,000	1,038
	SunTrust Bank	5.000%	9/1/15	1,650	1,655
	SunTrust Bank	5.200%	1/17/17	150	147

SunTrust Bank	5.450%	12/1/17	2,350	2,315
SunTrust Bank	7.250%	3/15/18	3,550	3,785
SunTrust Banks Inc.	6.000%	9/11/17	1,925	1,956
UBS AG	5.875%	7/15/16	4,800	4,893
UBS AG	5.875%	12/20/17	15,375	15,933
UBS AG	5.750%	4/25/18	12,975	13,325
Union Bank NA	5.950%	5/11/16	4,100	4,284
US Bank NA	4.800%	4/15/15	1,000	1,059
Wachovia Bank NA	6.000%	11/15/17	5,275	5,628
Wachovia Corp.	5.625%	10/15/16	4,000	4,217
Wachovia Corp.	5.750%	6/15/17	7,475	7,971
Wachovia Corp.	5.750%	2/1/18	10,450	11,088
Wells Fargo & Co.	3.625%	4/15/15	5,500	5,494
Wells Fargo & Co.	5.625%	12/11/17	18,075	19,137
Wells Fargo Bank NA	5.750%	5/16/16	5,300	5,699
Westpac Banking Corp.	4.875%	11/19/19	10,575	10,424

Brokerage (0.3%)
Ameriprise Financial Inc.	5.650%	11/15/15	3,450	3,730
Ameriprise Financial Inc.	7.300%	6/28/19	600	694
Ameriprise Financial Inc.	5.300%	3/15/20	2,250	2,270
2 Ameriprise Financial Inc.	7.518%	6/1/66	2,000	1,946
BlackRock Inc.	6.250%	9/15/17	2,950	3,218
BlackRock Inc.	5.000%	12/10/19	3,900	3,890
Jefferies Group Inc.	5.500%	3/15/16	4,500	4,551
Jefferies Group Inc.	8.500%	7/15/19	1,325	1,476
Lazard Group LLC	6.850%	6/15/17	5,525	5,592
Nomura Holdings Inc.	6.700%	3/4/20	350	362
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,246

Finance Companies (1.3%)
Discover Financial Services	6.450%	6/12/17	1,500	1,486
General Electric Capital Corp.	4.375%	9/21/15	1,900	1,954
General Electric Capital Corp.	5.400%	2/15/17	23,600	24,651
General Electric Capital Corp.	5.625%	9/15/17	4,500	4,735
General Electric Capital Corp.	5.625%	5/1/18	27,925	29,102
General Electric Capital Corp.	6.000%	8/7/19	6,925	7,313
General Electric Capital Corp.	5.500%	1/8/20	9,100	9,269
2 General Electric Capital Corp.	6.375%	11/15/67	14,525	13,653
2 HSBC Finance Capital Trust IX	5.911%	11/30/35	3,925	3,513
HSBC Finance Corp.	5.000%	6/30/15	22,300	23,170
SLM Corp.	8.450%	6/15/18	14,175	14,311
SLM Corp.	8.000%	3/25/20	5,150	5,008

Insurance (2.3%)
ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,239
ACE INA Holdings Inc.	5.700%	2/15/17	2,400	2,578
ACE INA Holdings Inc.	5.800%	3/15/18	1,850	1,992
ACE INA Holdings Inc.	5.900%	6/15/19	1,925	2,091
Aetna Inc.	6.000%	6/15/16	5,250	5,741
Aetna Inc.	6.500%	9/15/18	1,450	1,616
Aflac Inc.	8.500%	5/15/19	3,400	4,073
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	4,575	4,911
2 Allstate Corp.	6.125%	5/15/37	2,575	2,446
American Financial Group Inc.	9.875%	6/15/19	1,625	1,909
American International Group Inc.	5.050%	10/1/15	9,675	8,974
American International Group Inc.	5.600%	10/18/16	875	809
American International Group Inc.	5.450%	5/18/17	6,425	5,887

American International Group Inc.	5.850%	1/16/18	12,925	11,988
American International Group Inc.	8.250%	8/15/18	8,620	8,986
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,400	5,714
Chubb Corp.	5.750%	5/15/18	5,600	6,058
2 Chubb Corp.	6.375%	3/29/67	5,225	5,237
CIGNA Corp.	6.350%	3/15/18	4,050	4,327
CNA Financial Corp.	6.500%	8/15/16	3,400	3,465
CNA Financial Corp.	7.350%	11/15/19	875	910
Coventry Health Care Inc.	5.950%	3/15/17	3,000	2,855
Genworth Financial Inc.	4.950%	10/1/15	1,450	1,399
Genworth Financial Inc.	8.625%	12/15/16	2,550	2,777
Hartford Financial Services Group Inc.	5.500%	10/15/16	4,525	4,579
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,200	2,205
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,125	1,149
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,660
Humana Inc.	6.450%	6/1/16	875	912
Humana Inc.	7.200%	6/15/18	5,150	5,568
Humana Inc.	6.300%	8/1/18	750	763
Lincoln National Corp.	8.750%	7/1/19	2,325	2,813
Loews Corp.	5.250%	3/15/16	1,850	1,928
Markel Corp.	7.125%	9/30/19	1,575	1,686
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	5,550	5,848
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,350	1,670
MetLife Inc.	5.000%	6/15/15	7,450	7,817
MetLife Inc.	6.750%	6/1/16	3,750	4,196
MetLife Inc.	6.817%	8/15/18	5,500	6,103
MetLife Inc.	7.717%	2/15/19	3,750	4,374
Principal Financial Group Inc.	8.875%	5/15/19	4,500	5,403
2 Progressive Corp.	6.700%	6/15/37	5,900	5,773
Protective Life Corp.	7.375%	10/15/19	1,600	1,700
Prudential Financial Inc.	4.750%	9/17/15	2,600	2,676
Prudential Financial Inc.	5.500%	3/15/16	575	607
Prudential Financial Inc.	6.100%	6/15/17	500	527
Prudential Financial Inc.	6.000%	12/1/17	5,650	5,993
Prudential Financial Inc.	7.375%	6/15/19	8,825	10,085
2 Reinsurance Group of America Inc.	6.750%	12/15/65	4,400	4,033
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	400	410
Torchmark Corp.	6.375%	6/15/16	1,750	1,779
Transatlantic Holdings Inc.	5.750%	12/14/15	4,000	4,040
Travelers Cos. Inc.	5.500%	12/1/15	1,350	1,481
Travelers Cos. Inc.	6.250%	6/20/16	2,025	2,242
Travelers Cos. Inc.	5.750%	12/15/17	3,550	3,840
Travelers Cos. Inc.	5.800%	5/15/18	1,975	2,129
Travelers Cos. Inc.	5.900%	6/2/19	1,075	1,171
2 Travelers Cos. Inc.	6.250%	3/15/37	3,950	3,877
UnitedHealth Group Inc.	6.000%	6/15/17	2,775	2,973
UnitedHealth Group Inc.	6.000%	2/15/18	4,350	4,637
Unum Group	7.125%	9/30/16	1,800	1,949
WellPoint Inc.	5.250%	1/15/16	5,300	5,601
WellPoint Inc.	5.875%	6/15/17	3,025	3,243
Willis North America Inc.	5.625%	7/15/15	3,150	3,205
Willis North America Inc.	6.200%	3/28/17	1,625	1,640
Willis North America Inc.	7.000%	9/29/19	3,250	3,379

Other Finance (0.1%)
Brookfield Asset Management Inc.	7.125%	6/15/12	1,000	1,068
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,700	2,683

XTRA Finance Corp.	5.150%	4/1/17	1,600	1,668

Real Estate Investment Trusts (1.0%)
AMB Property LP	6.625%	12/1/19	2,225	2,271
AvalonBay Communities Inc.	5.750%	9/15/16	1,750	1,847
Boston Properties LP	5.625%	4/15/15	1,925	2,040
Boston Properties LP	5.875%	10/15/19	1,850	1,918
Brandywine Operating Partnership LP	7.500%	5/15/15	450	486
Brandywine Operating Partnership LP	5.700%	5/1/17	1,925	1,830
Camden Property Trust	5.700%	5/15/17	1,800	1,771
Duke Realty LP	5.950%	2/15/17	4,975	4,886
Duke Realty LP	8.250%	8/15/19	1,125	1,248
Duke Realty LP	6.750%	3/15/20	350	357
ERP Operating LP	5.125%	3/15/16	5,000	5,139
ERP Operating LP	5.375%	8/1/16	475	486
ERP Operating LP	5.750%	6/15/17	1,675	1,730
HCP Inc.	6.300%	9/15/16	275	281
HCP Inc.	6.000%	1/30/17	3,750	3,741
HCP Inc.	6.700%	1/30/18	4,500	4,586
Health Care REIT Inc.	6.200%	6/1/16	925	985
Health Care REIT Inc.	6.125%	4/15/20	2,250	2,259
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,200	1,246
Hospitality Properties Trust	5.625%	3/15/17	2,500	2,349
HRPT Properties Trust	6.250%	8/15/16	5,150	5,210
HRPT Properties Trust	6.250%	6/15/17	3,200	3,157
Kimco Realty Corp.	5.783%	3/15/16	1,350	1,394
Kimco Realty Corp.	6.875%	10/1/19	1,575	1,678
Mack-Cali Realty LP	7.750%	8/15/19	975	1,075
National Retail Properties Inc.	6.875%	10/15/17	3,000	3,073
ProLogis	5.625%	11/15/15	2,800	2,772
ProLogis	5.750%	4/1/16	3,000	2,953
ProLogis	5.625%	11/15/16	1,925	1,847
ProLogis	7.375%	10/30/19	2,600	2,677
ProLogis	6.875%	3/15/20	3,300	3,249
Realty Income Corp.	5.950%	9/15/16	1,000	1,019
Realty Income Corp.	6.750%	8/15/19	1,350	1,408
Regency Centers LP	5.250%	8/1/15	1,000	1,001
Regency Centers LP	5.875%	6/15/17	3,000	2,945
Simon Property Group LP	5.100%	6/15/15	1,800	1,855
Simon Property Group LP	5.750%	12/1/15	4,600	4,854
Simon Property Group LP	6.100%	5/1/16	1,800	1,895
Simon Property Group LP	5.250%	12/1/16	8,675	8,586
Simon Property Group LP	6.125%	5/30/18	3,225	3,306
Simon Property Group LP	5.650%	2/1/20	4,600	4,484
Tanger Properties LP	6.150%	11/15/15	1,725	1,789
				1,531,310
Industrial (20.5%)
Basic Industry (2.3%)
Agrium Inc.	6.750%	1/15/19	1,750	1,923
Alcoa Inc.	5.550%	2/1/17	1,900	1,910
Alcoa Inc.	6.750%	7/15/18	9,400	9,740
ArcelorMittal	6.125%	6/1/18	6,925	7,227
ArcelorMittal	9.850%	6/1/19	7,250	9,203
Barrick Gold Corp.	6.950%	4/1/19	2,075	2,368
Barrick North America Finance LLC	6.800%	9/15/18	4,150	4,713
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	2,725	2,993
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	2,300	2,490

BHP Billiton Finance USA Ltd.	6.500%	4/1/19	12,650	14,429
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	5,150	5,337
Cliffs Natural Resources Inc.	5.900%	3/15/20	1,525	1,556
Commercial Metals Co.	6.500%	7/15/17	1,650	1,675
Commercial Metals Co.	7.350%	8/15/18	1,675	1,756
Cytec Industries Inc.	8.950%	7/1/17	1,750	2,108
Dow Chemical Co.	8.550%	5/15/19	13,550	16,356
Eastman Chemical Co.	5.500%	11/15/19	650	665
EI du Pont de Nemours & Co.	5.250%	12/15/16	5,925	6,374
EI du Pont de Nemours & Co.	6.000%	7/15/18	5,975	6,635
EI du Pont de Nemours & Co.	4.625%	1/15/20	4,450	4,485
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	10,000	10,850
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	13,800	15,318
International Paper Co.	5.300%	4/1/15	175	185
International Paper Co.	5.250%	4/1/16	2,950	2,968
International Paper Co.	7.950%	6/15/18	8,200	9,549
International Paper Co.	9.375%	5/15/19	3,775	4,709
International Paper Co.	7.500%	8/15/21	2,000	2,265
Lubrizol Corp.	8.875%	2/1/19	3,850	4,836
Monsanto Co.	5.125%	4/15/18	925	977
3 Mosaic Co.	7.625%	12/1/16	4,000	4,360
Newmont Mining Corp.	5.125%	10/1/19	6,025	6,066
Nucor Corp.	5.750%	12/1/17	825	892
Nucor Corp.	5.850%	6/1/18	3,275	3,543
Plum Creek Timberlands LP	5.875%	11/15/15	1,650	1,721
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	8,300	8,372
PPG Industries Inc.	6.650%	3/15/18	3,425	3,807
Praxair Inc.	3.250%	9/15/15	3,000	3,003
Praxair Inc.	5.375%	11/1/16	700	753
Praxair Inc.	5.200%	3/15/17	1,500	1,582
Praxair Inc.	4.500%	8/15/19	2,550	2,563
Reliance Steel & Aluminum Co.	6.200%	11/15/16	650	670
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,575	1,653
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	15,350	17,221
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,125	3,997
Rohm and Haas Co.	6.000%	9/15/17	5,825	6,134
Vale Inco Ltd.	5.700%	10/15/15	1,675	1,729
Vale Overseas Ltd.	6.250%	1/11/16	5,825	6,315
Vale Overseas Ltd.	6.250%	1/23/17	4,575	4,922
Vale Overseas Ltd.	5.625%	9/15/19	2,000	2,090
Valspar Corp.	7.250%	6/15/19	1,275	1,441
Xstrata Canada Corp.	6.000%	10/15/15	2,525	2,757

Capital Goods (2.2%)
3 Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,641
Allied Waste North America Inc.	7.125%	5/15/16	4,200	4,569
Allied Waste North America Inc.	6.875%	6/1/17	5,000	5,450
Bemis Co. Inc.	6.800%	8/1/19	2,300	2,557
Black & Decker Corp.	5.750%	11/15/16	1,925	2,110
Boeing Co.	6.000%	3/15/19	3,975	4,354
Boeing Co.	4.875%	2/15/20	5,350	5,472
Caterpillar Financial Services Corp.	4.625%	6/1/15	1,200	1,249
Caterpillar Financial Services Corp.	5.450%	4/15/18	7,550	7,985
Caterpillar Financial Services Corp.	7.050%	10/1/18	3,500	4,035
Caterpillar Financial Services Corp.	7.150%	2/15/19	7,675	8,998
Cooper US Inc.	5.450%	4/1/15	1,375	1,493
CRH America Inc.	6.000%	9/30/16	8,375	8,985
CRH America Inc.	8.125%	7/15/18	4,425	5,210

	Danaher Corp.	5.625%	1/15/18	1,200	1,293
	Danaher Corp.	5.400%	3/1/19	1,300	1,384
	Deere & Co.	4.375%	10/16/19	700	696
	Dover Corp.	4.875%	10/15/15	2,400	2,599
	Dover Corp.	5.450%	3/15/18	900	956
	Eaton Corp.	5.600%	5/15/18	3,825	4,086
	Embraer Overseas Ltd.	6.375%	1/24/17	1,550	1,600
	Embraer Overseas Ltd.	6.375%	1/15/20	1,100	1,121
	Emerson Electric Co.	5.125%	12/1/16	2,500	2,674
	Emerson Electric Co.	5.375%	10/15/17	5,000	5,374
	Emerson Electric Co.	5.250%	10/15/18	850	908
	Emerson Electric Co.	4.875%	10/15/19	1,450	1,516
	General Electric Co.	5.250%	12/6/17	20,475	21,483
	Goodrich Corp.	6.125%	3/1/19	3,472	3,801
	Harsco Corp.	5.750%	5/15/18	2,550	2,520
	Honeywell International Inc.	5.400%	3/15/16	1,825	2,012
	Honeywell International Inc.	5.300%	3/15/17	1,000	1,057
	Honeywell International Inc.	5.300%	3/1/18	4,025	4,297
	Honeywell International Inc.	5.000%	2/15/19	3,650	3,792
	Illinois Tool Works Inc.	6.250%	4/1/19	5,900	6,641
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	6,858
	John Deere Capital Corp.	5.500%	4/13/17	2,300	2,461
	John Deere Capital Corp.	5.750%	9/10/18	9,925	10,835
	Joy Global Inc.	6.000%	11/15/16	1,275	1,346
3	L-3 Communications Corp.	5.200%	10/15/19	4,075	4,070
	Lafarge SA	6.500%	7/15/16	6,500	6,850
	Lockheed Martin Corp.	7.650%	5/1/16	3,000	3,579
	Lockheed Martin Corp.	4.250%	11/15/19	2,450	2,368
	Martin Marietta Materials Inc.	6.600%	4/15/18	2,050	2,176
	Northrop Grumman Systems Corp.	7.750%	3/1/16	2,900	3,504
	Owens Corning	6.500%	12/1/16	4,850	5,109
	Parker Hannifin Corp.	5.500%	5/15/18	2,000	2,130
	Raytheon Co.	6.400%	12/15/18	500	568
	Raytheon Co.	4.400%	2/15/20	1,225	1,212
3	Republic Services Inc.	5.500%	9/15/19	1,825	1,863
3	Republic Services Inc.	5.000%	3/1/20	4,025	3,932
3	Republic Services Inc.	5.250%	11/15/21	875	860
	Rockwell Collins Inc.	5.250%	7/15/19	650	682
	Roper Industries Inc.	6.250%	9/1/19	2,900	3,061
[2,3] Systems 2001 AT LLC		7.156%	12/15/11	244	256
	Textron Inc.	5.600%	12/1/17	3,700	3,715
	Tyco International Finance SA	8.500%	1/15/19	3,650	4,524
	Tyco International Ltd. / Tyco International
	Finance SA	7.000%	12/15/19	850	973
	United Technologies Corp.	4.875%	5/1/15	1,950	2,115
	United Technologies Corp.	5.375%	12/15/17	5,100	5,496
	United Technologies Corp.	6.125%	2/1/19	8,000	8,997
	Vulcan Materials Co.	7.000%	6/15/18	3,275	3,576
	Waste Management Inc.	6.375%	11/15/12	1,000	1,104
	Waste Management Inc.	7.375%	3/11/19	1,450	1,678

	Communication (3.8%)
3	America Movil SAB de CV	5.000%	10/16/19	4,500	4,441
3	America Movil SAB de CV	5.000%	3/30/20	7,000	6,914
	American Tower Corp.	4.625%	4/1/15	4,850	4,980
	AT&T Inc.	5.625%	6/15/16	4,975	5,472
	AT&T Inc.	5.500%	2/1/18	12,350	13,086
	AT&T Inc.	5.600%	5/15/18	2,475	2,627

AT&T Inc.	5.800%	2/15/19	16,125	17,236
BellSouth Corp.	5.200%	12/15/16	1,025	1,099
British Telecommunications PLC	5.950%	1/15/18	4,875	4,992
CBS Corp.	8.875%	5/15/19	4,050	4,900
CBS Corp.	5.750%	4/15/20	220	221
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	11,700	14,597
CenturyTel Inc.	6.000%	4/1/17	2,475	2,527
CenturyTel Inc.	6.150%	9/15/19	500	497
Comcast Cable Communications LLC	8.875%	5/1/17	1,700	2,062
Comcast Corp.	5.900%	3/15/16	11,925	13,015
Comcast Corp.	4.950%	6/15/16	2,175	2,272
Comcast Corp.	6.500%	1/15/17	1,575	1,749
Comcast Corp.	6.300%	11/15/17	7,125	7,840
Comcast Corp.	5.875%	2/15/18	5,375	5,755
Comcast Corp.	5.700%	5/15/18	3,950	4,177
Comcast Corp.	5.700%	7/1/19	1,075	1,125
COX Communications Inc.	5.500%	10/1/15	1,250	1,346
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,725	2,936
Deutsche Telekom International Finance BV	6.750%	8/20/18	4,550	5,094
Deutsche Telekom International Finance BV	6.000%	7/8/19	4,125	4,423
3 DIRECTV Holdings LLC	5.200%	3/15/20	8,000	7,949
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	6.375%	6/15/15	6,500	6,736
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	1,900	2,123
3 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	4,150	4,331
Embarq Corp.	7.082%	6/1/16	9,275	10,093
France Telecom SA	5.375%	7/8/19	2,625	2,780
GTE Corp.	6.840%	4/15/18	1,000	1,107
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,950	3,119
News America Inc.	6.900%	3/1/19	9,200	10,476
Omnicom Group Inc.	5.900%	4/15/16	6,400	6,900
Qwest Corp.	8.375%	5/1/16	3,500	3,938
Qwest Corp.	6.500%	6/1/17	4,000	4,170
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,100	5,117
Rogers Communications Inc.	6.800%	8/15/18	11,740	13,311
RR Donnelley & Sons Co.	5.500%	5/15/15	2,365	2,364
RR Donnelley & Sons Co.	8.600%	8/15/16	525	582
RR Donnelley & Sons Co.	6.125%	1/15/17	2,650	2,654
^ RR Donnelley & Sons Co.	11.250%	2/1/19	2,900	3,628
TCI Communications Inc.	8.750%	8/1/15	3,895	4,713
Telecom Italia Capital SA	5.250%	10/1/15	6,625	6,795
Telecom Italia Capital SA	6.999%	6/4/18	2,625	2,841
Telecom Italia Capital SA	7.175%	6/18/19	7,500	8,102
Telefonica Emisiones SAU	6.421%	6/20/16	12,975	14,509
Telefonica Emisiones SAU	5.877%	7/15/19	1,900	2,032
Thomson Reuters Corp.	6.500%	7/15/18	3,950	4,431
Thomson Reuters Corp.	4.700%	10/15/19	1,000	996
Time Warner Cable Inc.	5.850%	5/1/17	15,625	16,711
Time Warner Cable Inc.	6.750%	7/1/18	11,900	13,305
Time Warner Cable Inc.	8.750%	2/14/19	1,575	1,951
Time Warner Cable Inc.	8.250%	4/1/19	5,475	6,603
Time Warner Cable Inc.	5.000%	2/1/20	4,625	4,542
Verizon Communications Inc.	4.900%	9/15/15	2,000	2,157
Verizon Communications Inc.	5.550%	2/15/16	12,150	13,314
Verizon Communications Inc.	5.500%	2/15/18	9,575	10,116

Verizon Communications Inc.	6.100%	4/15/18	800	872
Verizon Communications Inc.	8.750%	11/1/18	11,075	13,911
Verizon Communications Inc.	6.350%	4/1/19	8,950	9,896
Vodafone Group PLC	5.000%	9/15/15	1,250	1,324
Vodafone Group PLC	5.750%	3/15/16	5,350	5,812
Vodafone Group PLC	5.625%	2/27/17	7,425	7,961
Vodafone Group PLC	5.450%	6/10/19	5,400	5,624
Washington Post Co.	7.250%	2/1/19	1,075	1,206

Consumer Cyclical (1.7%)
Costco Wholesale Corp.	5.500%	3/15/17	7,925	8,713
CVS Caremark Corp.	5.750%	6/1/17	12,675	13,615
CVS Caremark Corp.	6.600%	3/15/19	4,100	4,567
Darden Restaurants Inc.	6.200%	10/15/17	4,025	4,374
Home Depot Inc.	5.400%	3/1/16	12,550	13,549
Johnson Controls Inc.	5.500%	1/15/16	3,000	3,209
Johnson Controls Inc.	5.000%	3/30/20	1,850	1,838
Kohl's Corp.	6.250%	12/15/17	4,000	4,441
Lowe's Cos. Inc.	5.000%	10/15/15	25	27
Lowe's Cos. Inc.	5.400%	10/15/16	4,525	4,946
Lowe's Cos. Inc.	6.100%	9/15/17	600	669
Marriott International Inc.	6.200%	6/15/16	2,600	2,711
Marriott International Inc.	6.375%	6/15/17	2,450	2,571
McDonald's Corp.	5.300%	3/15/17	750	806
McDonald's Corp.	5.800%	10/15/17	3,950	4,407
McDonald's Corp.	5.350%	3/1/18	4,775	5,180
McDonald's Corp.	5.000%	2/1/19	725	766
Nordstrom Inc.	6.250%	1/15/18	2,700	2,964
Target Corp.	5.875%	7/15/16	5,375	6,095
Target Corp.	6.000%	1/15/18	6,750	7,556
Time Warner Inc.	5.875%	11/15/16	9,600	10,503
Time Warner Inc.	4.875%	3/15/20	5,400	5,264
TJX Cos. Inc.	6.950%	4/15/19	2,950	3,426
Toll Brothers Finance Corp.	5.150%	5/15/15	2,150	2,151
Toll Brothers Finance Corp.	6.750%	11/1/19	1,425	1,432
VF Corp.	5.950%	11/1/17	1,125	1,230
Viacom Inc.	6.250%	4/30/16	8,800	9,718
Viacom Inc.	6.125%	10/5/17	50	54
Viacom Inc.	5.625%	9/15/19	2,175	2,262
Wal-Mart Stores Inc.	2.875%	4/1/15	1,350	1,347
Wal-Mart Stores Inc.	4.500%	7/1/15	7,025	7,504
Wal-Mart Stores Inc.	5.375%	4/5/17	2,575	2,813
Wal-Mart Stores Inc.	5.800%	2/15/18	6,525	7,271
Walgreen Co.	5.250%	1/15/19	5,600	5,950
Walt Disney Co.	5.625%	9/15/16	3,500	3,898
Walt Disney Co.	5.875%	12/15/17	2,600	2,883
Walt Disney Co.	5.500%	3/15/19	1,575	1,702
Western Union Co.	5.930%	10/1/16	3,800	4,167
Yum! Brands Inc.	6.250%	4/15/16	2,750	3,031
Yum! Brands Inc.	6.250%	3/15/18	4,525	4,944

Consumer Noncyclical (5.3%)
Abbott Laboratories	5.875%	5/15/16	12,900	14,558
Abbott Laboratories	5.600%	11/30/17	5,000	5,494
Abbott Laboratories	5.125%	4/1/19	5,200	5,468
Allergan Inc.	5.750%	4/1/16	3,300	3,664
Altria Group Inc.	9.700%	11/10/18	20,300	24,895
Altria Group Inc.	9.250%	8/6/19	3,800	4,583

AmerisourceBergen Corp.	5.875%	9/15/15	4,425	4,859
Amgen Inc.	5.850%	6/1/17	6,075	6,735
Amgen Inc.	5.700%	2/1/19	7,950	8,678
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	4,100	4,342
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	4,450	4,714
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	9,050	9,277
3 Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	1,750	1,759
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,685
Archer-Daniels-Midland Co.	5.450%	3/15/18	4,050	4,337
AstraZeneca PLC	5.900%	9/15/17	10,925	12,180
Baxter International Inc.	5.900%	9/1/16	2,600	2,918
Baxter International Inc.	5.375%	6/1/18	3,500	3,748
Becton Dickinson and Co.	5.000%	5/15/19	2,975	3,100
Biogen Idec Inc.	6.875%	3/1/18	4,950	5,453
Bottling Group LLC	5.500%	4/1/16	2,550	2,812
Bottling Group LLC	5.125%	1/15/19	7,400	7,752
Bristol-Myers Squibb Co.	5.450%	5/1/18	3,125	3,360
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	1,975
Bunge Ltd. Finance Corp.	8.500%	6/15/19	3,800	4,395
Cardinal Health Inc.	4.000%	6/15/15	2,200	2,207
CareFusion Corp.	6.375%	8/1/19	2,750	3,007
Clorox Co.	5.950%	10/15/17	1,000	1,096
Coca-Cola Co.	5.350%	11/15/17	6,150	6,718
Coca-Cola Co.	4.875%	3/15/19	8,950	9,299
Coca-Cola Enterprises Inc.	4.500%	8/15/19	900	908
3 Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	1,973
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,600
ConAgra Foods Inc.	7.000%	4/15/19	500	575
Covidien International Finance SA	6.000%	10/15/17	8,125	8,905
Delhaize Group SA	6.500%	6/15/17	2,800	3,080
Diageo Capital PLC	5.500%	9/30/16	4,500	4,892
Diageo Capital PLC	5.750%	10/23/17	4,800	5,202
Diageo Finance BV	5.300%	10/28/15	2,675	2,934
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	6,075	6,917
Eli Lilly & Co.	5.200%	3/15/17	4,925	5,298
Express Scripts Inc.	7.250%	6/15/19	2,050	2,373
Fisher Scientific International Inc.	6.125%	7/1/15	4,000	4,160
Fortune Brands Inc.	5.375%	1/15/16	3,325	3,410
Genentech Inc.	4.750%	7/15/15	3,250	3,477
General Mills Inc.	5.700%	2/15/17	7,850	8,480
General Mills Inc.	5.650%	2/15/19	6,875	7,362
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,250	15,419
Hasbro Inc.	6.300%	9/15/17	2,175	2,337
Hershey Co.	5.450%	9/1/16	2,100	2,247
Hospira Inc.	6.400%	5/15/15	1,875	2,094
Hospira Inc.	6.050%	3/30/17	2,000	2,137
Johnson & Johnson	5.550%	8/15/17	550	607
Johnson & Johnson	5.150%	7/15/18	7,325	7,895
Kellogg Co.	4.150%	11/15/19	5,600	5,520
Kimberly-Clark Corp.	4.875%	8/15/15	1,025	1,102
Kimberly-Clark Corp.	6.125%	8/1/17	7,000	7,835
Kimberly-Clark Corp.	6.250%	7/15/18	675	759
Koninklijke Philips Electronics NV	5.750%	3/11/18	8,400	8,989
Kraft Foods Inc.	4.125%	2/9/16	3,525	3,564
Kraft Foods Inc.	6.500%	8/11/17	16,450	18,375
Kraft Foods Inc.	6.125%	2/1/18	5,750	6,279
Kraft Foods Inc.	6.125%	8/23/18	700	759
Kraft Foods Inc.	5.375%	2/10/20	20,100	20,315

Kroger Co.	3.900%	10/1/15	3,500	3,530
Kroger Co.	6.400%	8/15/17	1,950	2,156
Kroger Co.	6.150%	1/15/20	3,994	4,335
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,250	1,346
Life Technologies Corp.	6.000%	3/1/20	3,150	3,224
Lorillard Tobacco Co.	8.125%	6/23/19	4,900	5,397
McKesson Corp.	5.700%	3/1/17	1,000	1,068
McKesson Corp.	7.500%	2/15/19	1,825	2,153
3 Mead Johnson Nutrition Co.	4.900%	11/1/19	2,475	2,441
Medco Health Solutions Inc.	7.125%	3/15/18	4,100	4,670
Medtronic Inc.	4.750%	9/15/15	3,200	3,453
Medtronic Inc.	5.600%	3/15/19	1,525	1,655
Medtronic Inc.	4.450%	3/15/20	4,475	4,438
Merck & Co. Inc.	4.000%	6/30/15	4,650	4,867
Merck & Co. Inc.	6.000%	9/15/17	5,775	6,499
Merck & Co. Inc.	5.000%	6/30/19	5,650	5,925
Novant Health Inc.	5.850%	11/1/19	1,300	1,321
Novartis Capital Corp.	2.900%	4/24/15	5,000	4,947
Novartis Capital Corp.	4.400%	4/24/20	325	323
Novartis Securities Investment Ltd.	5.125%	2/10/19	15,875	16,730
PepsiAmericas Inc.	5.000%	5/15/17	750	788
PepsiCo Inc.	5.000%	6/1/18	9,200	9,707
PepsiCo Inc.	7.900%	11/1/18	8,700	10,760
PepsiCo Inc.	4.500%	1/15/20	1,900	1,916
Pfizer Inc.	6.200%	3/15/19	17,600	19,791
Philip Morris International Inc.	5.650%	5/16/18	11,975	12,899
Procter & Gamble Co.	4.850%	12/15/15	5,000	5,487
Procter & Gamble Co.	4.700%	2/15/19	3,350	3,439
Quest Diagnostics Inc.	5.450%	11/1/15	1,900	2,050
Quest Diagnostics Inc.	6.400%	7/1/17	1,325	1,466
Reynolds American Inc.	7.625%	6/1/16	1,000	1,116
Reynolds American Inc.	6.750%	6/15/17	6,500	6,939
Safeway Inc.	6.350%	8/15/17	3,875	4,285
Safeway Inc.	5.000%	8/15/19	2,750	2,774
St. Jude Medical Inc.	4.875%	7/15/19	2,650	2,702
Stryker Corp.	4.375%	1/15/20	1,950	1,930
Sysco Corp.	5.250%	2/12/18	2,500	2,634
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	2,675	2,891
Unilever Capital Corp.	4.800%	2/15/19	2,475	2,550
UST Inc.	5.750%	3/1/18	975	976
Wyeth	5.500%	2/15/16	5,000	5,560
Wyeth	5.450%	4/1/17	1,725	1,883
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,134

Energy (2.5%)
Anadarko Petroleum Corp.	5.950%	9/15/16	12,000	13,049
Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	3,045
Apache Corp.	5.625%	1/15/17	3,625	3,975
Apache Corp.	6.900%	9/15/18	2,800	3,271
Baker Hughes Inc.	7.500%	11/15/18	3,000	3,593
BJ Services Co.	6.000%	6/1/18	1,225	1,325
BP Capital Markets PLC	4.750%	3/10/19	3,975	4,082
Cameron International Corp.	6.375%	7/15/18	1,600	1,732
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,346
Canadian Natural Resources Ltd.	5.700%	5/15/17	3,625	3,868
3 Cenovus Energy Inc.	5.700%	10/15/19	8,900	9,283
Chevron Corp.	4.950%	3/3/19	6,300	6,584
ConocoPhillips	5.750%	2/1/19	10,875	11,852

ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,825	10,862
Devon Energy Corp.	6.300%	1/15/19	3,500	3,903
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,050	2,196
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,050	1,142
EnCana Corp.	5.900%	12/1/17	4,225	4,578
EnCana Corp.	6.500%	5/15/19	1,100	1,228
EOG Resources Inc.	5.875%	9/15/17	3,300	3,607
EOG Resources Inc.	6.875%	10/1/18	4,525	5,213
Halliburton Co.	6.150%	9/15/19	4,300	4,811
Hess Corp.	8.125%	2/15/19	4,200	5,118
Husky Energy Inc.	6.150%	6/15/19	510	544
Husky Energy Inc.	7.250%	12/15/19	3,095	3,575
Marathon Oil Corp.	6.000%	10/1/17	8,775	9,412
Marathon Oil Corp.	5.900%	3/15/18	150	159
Nabors Industries Inc.	6.150%	2/15/18	5,475	5,831
Nabors Industries Inc.	9.250%	1/15/19	4,800	5,962
Nexen Inc.	5.650%	5/15/17	1,850	1,955
Nexen Inc.	6.200%	7/30/19	2,000	2,152
Noble Energy Inc.	8.250%	3/1/19	4,000	4,824
Petro-Canada	6.050%	5/15/18	2,225	2,388
Questar Market Resources Inc.	6.050%	9/1/16	600	638
Questar Market Resources Inc.	6.800%	4/1/18	2,000	2,175
Questar Market Resources Inc.	6.800%	3/1/20	625	680
Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,445
Shell International Finance BV	3.250%	9/22/15	3,750	3,762
Shell International Finance BV	5.200%	3/22/17	2,775	2,970
Shell International Finance BV	4.300%	9/22/19	10,900	10,730
Shell International Finance BV	4.375%	3/25/20	3,575	3,510
Smith International Inc.	9.750%	3/15/19	4,500	6,048
Statoil ASA	5.250%	4/15/19	7,825	8,154
Suncor Energy Inc.	6.100%	6/1/18	5,200	5,603
Sunoco Inc.	5.750%	1/15/17	2,075	2,054
Talisman Energy Inc.	5.125%	5/15/15	2,150	2,279
Talisman Energy Inc.	7.750%	6/1/19	3,875	4,589
Total Capital SA	3.125%	10/2/15	4,750	4,715
Transocean Inc.	6.000%	3/15/18	4,750	5,161
Valero Energy Corp.	6.125%	6/15/17	6,000	6,208
Valero Energy Corp.	9.375%	3/15/19	4,000	4,745
Valero Energy Corp.	6.125%	2/1/20	2,200	2,190
Weatherford International Inc.	6.350%	6/15/17	2,035	2,176
Weatherford International Ltd.	5.500%	2/15/16	1,000	1,065
Weatherford International Ltd.	6.000%	3/15/18	2,575	2,693
Weatherford International Ltd.	9.625%	3/1/19	7,725	9,779
XTO Energy Inc.	5.300%	6/30/15	275	303
XTO Energy Inc.	6.250%	8/1/17	6,125	6,957
XTO Energy Inc.	5.500%	6/15/18	5,000	5,398
XTO Energy Inc.	6.500%	12/15/18	4,100	4,721

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	1,300	1,428

Technology (1.9%)
Adobe Systems Inc.	4.750%	2/1/20	4,175	4,100
Agilent Technologies Inc.	5.500%	9/14/15	1,400	1,500
Agilent Technologies Inc.	6.500%	11/1/17	4,025	4,366
Avnet Inc.	6.625%	9/15/16	3,000	3,210
BMC Software Inc.	7.250%	6/1/18	1,550	1,707
CA Inc.	5.375%	12/1/19	3,450	3,486

Cisco Systems Inc.	5.500%	2/22/16	17,575	19,567
Cisco Systems Inc.	4.950%	2/15/19	8,450	8,748
Cisco Systems Inc.	4.450%	1/15/20	6,750	6,700
Computer Sciences Corp.	6.500%	3/15/18	4,800	5,296
Corning Inc.	6.625%	5/15/19	950	1,052
Dell Inc.	5.650%	4/15/18	2,500	2,660
Dell Inc.	5.875%	6/15/19	2,325	2,512
Equifax Inc.	6.300%	7/1/17	1,300	1,382
Fiserv Inc.	6.800%	11/20/17	3,150	3,498
Harris Corp.	5.000%	10/1/15	1,425	1,493
Harris Corp.	5.950%	12/1/17	775	827
Harris Corp.	6.375%	6/15/19	1,425	1,559
Hewlett-Packard Co.	5.400%	3/1/17	2,750	2,957
Hewlett-Packard Co.	5.500%	3/1/18	5,375	5,817
International Business Machines Corp.	5.700%	9/14/17	24,175	26,692
International Game Technology	7.500%	6/15/19	2,100	2,370
Intuit Inc.	5.750%	3/15/17	1,025	1,080
Lexmark International Inc.	6.650%	6/1/18	2,975	3,034
Microsoft Corp.	4.200%	6/1/19	7,375	7,468
Motorola Inc.	6.000%	11/15/17	3,725	3,855
Nokia Oyj	5.375%	5/15/19	4,825	5,088
Oracle Corp.	5.250%	1/15/16	20,675	22,723
Oracle Corp.	5.750%	4/15/18	8,000	8,778
Oracle Corp.	5.000%	7/8/19	1,750	1,830
Pitney Bowes Inc.	4.750%	1/15/16	6,175	6,493
Pitney Bowes Inc.	5.750%	9/15/17	2,400	2,567
Pitney Bowes Inc.	4.750%	5/15/18	1,625	1,627
Tyco Electronics Group SA	6.550%	10/1/17	1,250	1,373
Xerox Corp.	6.400%	3/15/16	5,700	6,250
Xerox Corp.	6.750%	2/1/17	1,850	2,042
Xerox Corp.	6.350%	5/15/18	5,575	6,051
Xerox Corp.	5.625%	12/15/19	2,775	2,850

Transportation (0.8%)
2 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	1,192	1,376
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	5,150	5,510
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,400	5,778
Canadian National Railway Co.	5.800%	6/1/16	1,950	2,155
Canadian National Railway Co.	5.850%	11/15/17	500	545
Canadian National Railway Co.	5.550%	5/15/18	900	968
Canadian Pacific Railway Co.	7.250%	5/15/19	1,500	1,698
Con-way Inc.	7.250%	1/15/18	2,000	2,105
Continental Airlines 2009-2 Pass Through
Trust	7.250%	11/10/19	1,500	1,616
2 Continental Airlines Inc.	6.648%	9/15/17	1,457	1,461
2 Continental Airlines Inc.	6.900%	1/2/18	1,447	1,462
2 Continental Airlines Inc.	6.545%	2/2/19	609	613
CSX Corp.	6.250%	4/1/15	3,000	3,349
CSX Corp.	5.600%	5/1/17	3,850	4,048
CSX Corp.	7.900%	5/1/17	282	331
CSX Corp.	6.250%	3/15/18	5,125	5,522
CSX Corp.	7.375%	2/1/19	1,500	1,742
3 CSX Corp.	6.220%	4/30/40	393	396
2 Delta Air Lines Inc.	7.750%	12/17/19	1,025	1,094
FedEx Corp.	8.000%	1/15/19	1,515	1,843
Norfolk Southern Corp.	5.750%	1/15/16	2,050	2,264
Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,849

Norfolk Southern Corp.	5.750%	4/1/18	3,175	3,409
Norfolk Southern Corp.	5.900%	6/15/19	2,600	2,814
Ryder System Inc.	7.200%	9/1/15	1,775	1,991
Ryder System Inc.	5.850%	11/1/16	1,000	1,053
Southwest Airlines Co.	5.750%	12/15/16	1,300	1,320
Southwest Airlines Co.	5.125%	3/1/17	650	631
Union Pacific Corp.	7.000%	2/1/16	550	631
Union Pacific Corp.	5.650%	5/1/17	3,300	3,510
Union Pacific Corp.	5.750%	11/15/17	4,675	5,022
Union Pacific Corp.	5.700%	8/15/18	6,225	6,548
United Parcel Service Inc.	5.500%	1/15/18	3,100	3,386
United Parcel Service Inc.	5.125%	4/1/19	2,200	2,345
				2,111,682
Utilities (4.4%)
Electric (2.9%)
Alabama Power Co.	5.500%	10/15/17	2,100	2,249
American Water Capital Corp.	6.085%	10/15/17	3,025	3,232
Appalachian Power Co.	7.950%	1/15/20	675	820
Arizona Public Service Co.	4.650%	5/15/15	3,825	3,931
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,370
Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,286
Carolina Power & Light Co.	5.300%	1/15/19	8,225	8,658
CenterPoint Energy Inc.	6.500%	5/1/18	4,500	4,780
Cleveland Electric Illuminating Co.	7.880%	11/1/17	250	295
Commonwealth Edison Co.	4.700%	4/15/15	700	737
Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,161
Commonwealth Edison Co.	6.150%	9/15/17	4,250	4,708
Commonwealth Edison Co.	5.800%	3/15/18	650	700
Connecticut Light & Power Co.	5.650%	5/1/18	3,000	3,187
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,350	3,673
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,000	5,490
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,000	2,360
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,372
Constellation Energy Group Inc.	4.550%	6/15/15	3,750	3,835
Consumers Energy Co.	5.500%	8/15/16	3,850	4,105
Consumers Energy Co.	6.125%	3/15/19	300	328
Consumers Energy Co.	6.700%	9/15/19	2,900	3,283
Dominion Resources Inc.	5.150%	7/15/15	7,925	8,553
Dominion Resources Inc.	6.000%	11/30/17	5,750	6,282
Dominion Resources Inc.	8.875%	1/15/19	3,375	4,271
2 Dominion Resources Inc.	7.500%	6/30/66	1,300	1,283
Duke Energy Carolinas LLC	5.100%	4/15/18	8,750	9,170
Duke Energy Corp.	5.050%	9/15/19	4,600	4,664
Duke Energy Indiana Inc.	6.050%	6/15/16	1,500	1,633
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,600	2,765
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,326
Exelon Corp.	4.900%	6/15/15	6,025	6,299
Exelon Generation Co. LLC	6.200%	10/1/17	3,500	3,814
Florida Power & Light Co.	5.550%	11/1/17	3,950	4,270
Florida Power Corp.	5.650%	6/15/18	2,100	2,266
FPL Group Capital Inc.	6.000%	3/1/19	2,500	2,690
2 FPL Group Capital Inc.	6.350%	10/1/66	1,825	1,719
2 FPL Group Capital Inc.	6.650%	6/15/67	1,700	1,595
2 FPL Group Capital Inc.	7.300%	9/1/67	1,000	1,012
Georgia Power Co.	5.700%	6/1/17	7,000	7,666
Illinois Power Co.	6.125%	11/15/17	3,100	3,305
Illinois Power Co.	6.250%	4/1/18	2,000	2,134

Illinois Power Co.	9.750%	11/15/18	3,300	4,256
Indiana Michigan Power Co.	7.000%	3/15/19	2,497	2,828
2 Integrys Energy Group Inc.	6.110%	12/1/66	1,500	1,338
Jersey Central Power & Light Co.	5.625%	5/1/16	5,675	5,971
Jersey Central Power & Light Co.	5.650%	6/1/17	5,475	5,783
MidAmerican Energy Co.	5.950%	7/15/17	925	1,004
MidAmerican Energy Co.	5.300%	3/15/18	4,900	5,125
Midamerican Energy Holdings Co.	5.750%	4/1/18	4,350	4,626
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	266
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	13,625	14,347
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	2,525	3,350
Nevada Power Co.	6.500%	5/15/18	2,675	2,924
Nevada Power Co.	6.500%	8/1/18	3,575	3,915
Nisource Finance Corp.	10.750%	3/15/16	1,000	1,270
Nisource Finance Corp.	5.250%	9/15/17	500	504
Nisource Finance Corp.	6.400%	3/15/18	5,350	5,733
Nisource Finance Corp.	6.800%	1/15/19	850	924
Northern States Power Co.	5.250%	3/1/18	5,350	5,620
NSTAR	4.500%	11/15/19	2,500	2,484
NSTAR Electric Co.	5.625%	11/15/17	975	1,049
Ohio Edison Co.	6.400%	7/15/16	1,200	1,320
Ohio Power Co.	6.000%	6/1/16	2,425	2,672
Pacific Gas & Electric Co.	5.625%	11/30/17	6,900	7,437
Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,617
PacifiCorp	5.650%	7/15/18	2,575	2,790
Peco Energy Co.	5.350%	3/1/18	2,475	2,625
Pennsylvania Electric Co.	6.050%	9/1/17	800	850
PPL Energy Supply LLC	6.200%	5/15/16	3,575	3,832
PPL Energy Supply LLC	6.500%	5/1/18	750	802
Progress Energy Inc.	5.625%	1/15/16	1,425	1,526
Progress Energy Inc.	7.050%	3/15/19	1,800	2,038
PSEG Power LLC	5.500%	12/1/15	3,125	3,378
3 PSEG Power LLC	5.125%	4/15/20	4,000	3,997
Public Service Co. of Colorado	5.125%	6/1/19	2,300	2,404
Public Service Co. of Oklahoma	5.150%	12/1/19	650	661
San Diego Gas & Electric Co.	5.300%	11/15/15	300	331
Sierra Pacific Power Co.	6.000%	5/15/16	2,525	2,749
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,400	2,741
Southern California Edison Co.	4.650%	4/1/15	2,875	3,072
Southern California Edison Co.	5.000%	1/15/16	675	732
Southern Power Co.	4.875%	7/15/15	1,125	1,197
Southwestern Electric Power Co.	5.550%	1/15/17	3,500	3,643
Southwestern Electric Power Co.	6.450%	1/15/19	2,075	2,236
Tampa Electric Co.	6.100%	5/15/18	2,150	2,319
Teco Finance Inc.	4.000%	3/15/16	1,100	1,086
Teco Finance Inc.	5.150%	3/15/20	1,350	1,336
TransAlta Corp.	6.750%	7/15/12	125	134
TransAlta Corp.	6.650%	5/15/18	2,975	3,191
Union Electric Co.	5.400%	2/1/16	300	310
Union Electric Co.	6.700%	2/1/19	4,000	4,425
United Utilities PLC	5.375%	2/1/19	1,000	989
Virginia Electric and Power Co.	5.400%	1/15/16	4,450	4,809
Westar Energy Inc.	8.625%	12/1/18	2,000	2,467
Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,497
2 Wisconsin Energy Corp.	6.250%	5/15/67	5,275	4,996

Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,289

Natural Gas (1.5%)
AGL Capital Corp.	5.250%	8/15/19	2,300	2,325
Atmos Energy Corp.	8.500%	3/15/19	600	736
Boardwalk Pipelines LP	5.500%	2/1/17	3,725	3,843
Buckeye Partners LP	6.050%	1/15/18	4,550	4,814
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,454
CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,000	5,284
El Paso Natural Gas Co.	5.950%	4/15/17	1,700	1,776
Enbridge Energy Partners LP	6.500%	4/15/18	3,075	3,410
Enbridge Energy Partners LP	9.875%	3/1/19	1,700	2,206
Enbridge Energy Partners LP	5.200%	3/15/20	1,475	1,477
Enbridge Inc.	5.600%	4/1/17	3,550	3,808
Energy Transfer Partners LP	6.125%	2/15/17	4,850	5,082
Energy Transfer Partners LP	9.000%	4/15/19	5,900	7,220
Enterprise Products Operating LLC	6.300%	9/15/17	2,525	2,771
Enterprise Products Operating LLC	6.650%	4/15/18	550	610
Enterprise Products Operating LLC	6.500%	1/31/19	3,050	3,365
Enterprise Products Operating LLC	5.250%	1/31/20	5,000	5,055
EQT Corp.	6.500%	4/1/18	3,800	4,080
EQT Corp.	8.125%	6/1/19	1,000	1,192
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,076
Kinder Morgan Energy Partners LP	5.950%	2/15/18	250	267
Kinder Morgan Energy Partners LP	6.850%	2/15/20	8,925	10,010
Magellan Midstream Partners LP	5.650%	10/15/16	650	685
Magellan Midstream Partners LP	6.550%	7/15/19	3,475	3,848
National Grid PLC	6.300%	8/1/16	6,200	6,887
NuStar Logistics LP	7.650%	4/15/18	2,900	3,263
Oneok Inc.	5.200%	6/15/15	3,100	3,324
ONEOK Partners LP	6.150%	10/1/16	3,125	3,361
ONEOK Partners LP	8.625%	3/1/19	5,000	6,194
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,000	2,132
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	2,525	2,810
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,500	2,684
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	2,675	2,923
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	200	245
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	600	619
Sempra Energy	6.150%	6/15/18	2,800	3,037
Sempra Energy	9.800%	2/15/19	4,370	5,715
3 Southern Natural Gas Co.	5.900%	4/1/17	6,525	6,800
Spectra Energy Capital LLC	6.200%	4/15/18	1,700	1,824
Spectra Energy Capital LLC	8.000%	10/1/19	425	502
Texas Gas Transmission LLC	4.600%	6/1/15	500	519
TransCanada PipeLines Ltd.	6.500%	8/15/18	5,000	5,659
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,500	2,925
2 TransCanada PipeLines Ltd.	6.350%	5/15/67	6,475	6,109
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,500	2,726
3 Williams Partners LP	5.250%	3/15/20	5,525	5,489

Other Utility (0.0%)
Veolia Environnement	6.000%	6/1/18	3,500	3,748
				457,981
Total Corporate Bonds (Cost $3,832,809)				4,100,973
Sovereign Bonds (U.S. Dollar-Denominated) (5.9%)
Asian Development Bank	5.500%	6/27/16	6,900	7,676
Asian Development Bank	5.250%	6/12/17	2,300	2,559
Asian Development Bank	5.593%	7/16/18	1,975	2,155
Brazilian Government International Bond	6.000%	1/17/17	28,575	31,040
2 Brazilian Government International Bond	8.000%	1/15/18	13,600	15,827
Brazilian Government International Bond	5.875%	1/15/19	2,450	2,629
China Development Bank Corp.	5.000%	10/15/15	3,450	3,718
Corp Andina de Fomento	8.125%	6/4/19	5,500	6,442
Corp. Andina de Fomento	5.750%	1/12/17	5,025	5,204
Development Bank of Japan	4.250%	6/9/15	2,325	2,455
Development Bank of Japan	5.125%	2/1/17	3,700	3,923
Eksportfinans ASA	5.500%	5/25/16	3,125	3,434
Eksportfinans ASA	5.500%	6/26/17	4,600	5,034
European Investment Bank	4.875%	2/16/16	9,250	10,090
European Investment Bank	5.125%	9/13/16	11,550	12,718
European Investment Bank	4.875%	1/17/17	14,975	16,299
European Investment Bank	5.125%	5/30/17	17,750	19,484
Export-Import Bank of Korea	4.125%	9/9/15	1,125	1,126
Hydro Quebec	7.500%	4/1/16	2,500	3,025
Inter-American Development Bank	4.250%	9/14/15	9,420	9,922
Inter-American Development Bank	5.125%	9/13/16	6,700	7,357
Inter-American Development Bank	3.875%	9/17/19	4,400	4,370
Inter-American Development Bank	3.875%	2/14/20	4,575	4,505
International Bank for Reconstruction &
Development	5.000%	4/1/16	9,375	10,285
Israel Government International Bond	5.500%	11/9/16	4,025	4,329
Israel Government International Bond	5.125%	3/26/19	9,200	9,355
Japan Finance Organization for Municipalities	4.625%	4/21/15	5,600	6,030
Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	4,054
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	19,375	21,219
Kreditanstalt fuer Wiederaufbau	4.875%	1/17/17	3,000	3,252
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	19,700	20,465
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	18,175	19,066
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	9,550	10,230
Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	12,500	12,405
Landwirtschaftliche Rentenbank	3.125%	7/15/15	5,000	5,024
Landwirtschaftliche Rentenbank	4.875%	11/16/15	6,525	7,025
Landwirtschaftliche Rentenbank	5.125%	2/1/17	8,775	9,564
Mexico Government International Bond	11.375%	9/15/16	1,725	2,428
Mexico Government International Bond	5.625%	1/15/17	21,200	22,715
Mexico Government International Bond	8.125%	12/30/19	1,625	2,023
Nordic Investment Bank	5.000%	2/1/17	7,650	8,368
Oesterreichische Kontrollbank AG	4.875%	2/16/16	5,000	5,316
Oesterreichische Kontrollbank AG	5.000%	4/25/17	6,425	6,868
Pemex Project Funding Master Trust	5.750%	3/1/18	14,400	14,751
Peruvian Government International Bond	8.375%	5/3/16	2,000	2,432
Peruvian Government International Bond	7.125%	3/30/19	8,400	9,710
Petrobras International Finance Co.	6.125%	10/6/16	8,475	9,064
Petrobras International Finance Co.	5.875%	3/1/18	6,325	6,573
Petrobras International Finance Co.	8.375%	12/10/18	1,500	1,789

Petrobras International Finance Co.	7.875%	3/15/19	11,950	13,922
Petrobras International Finance Co.	5.750%	1/20/20	6,625	6,777
Petroleos Mexicanos	8.000%	5/3/19	5,075	5,975
3 Petroleos Mexicanos	6.000%	3/5/20	4,625	4,730
Poland Government International Bond	5.000%	10/19/15	4,500	4,750
Poland Government International Bond	6.375%	7/15/19	17,050	18,678
Province of Manitoba Canada	4.900%	12/6/16	4,000	4,307
Province of Ontario Canada	4.750%	1/19/16	6,600	7,070
Province of Ontario Canada	4.000%	10/7/19	15,400	15,133
Province of Quebec Canada	4.600%	5/26/15	4,800	5,143
Province of Quebec Canada	5.125%	11/14/16	8,975	9,765
Province of Quebec Canada	4.625%	5/14/18	5,900	6,214
Republic of Hungary	6.250%	1/29/20	5,000	5,315
Republic of Italy	4.750%	1/25/16	4,275	4,468
Republic of Italy	5.250%	9/20/16	25,700	27,475
Republic of Italy	5.375%	6/12/17	425	451
Republic of Korea	7.125%	4/16/19	6,550	7,690
South Africa Government International Bond	6.875%	5/27/19	9,150	10,214
South Africa Government International Bond	5.500%	3/9/20	7,175	7,265
Svensk Exportkredit AB	5.125%	3/1/17	6,250	6,720
United Mexican States	5.950%	3/19/19	11,500	12,420
United Mexican States	5.125%	1/15/20	9,550	9,623
Total Sovereign Bonds (Cost $574,652)				609,437
Taxable Municipal Bonds (0.2%)
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	2,500	2,591
Board of Trustees of The Leland Stanford
Junior University	4.250%	5/1/16	800	831
Board of Trustees of The Leland Stanford
Junior University	4.750%	5/1/19	800	828
California GO	5.950%	4/1/16	2,800	2,912
California GO	5.750%	3/1/17	3,200	3,268
California GO	6.200%	3/1/19	500	511
California GO	6.200%	10/1/19	3,925	4,015
Dartmouth College	4.750%	6/1/19	1,000	1,031
Howard Hughes Medical Institute	3.450%	9/1/14	2,750	2,832
Wisconsin GO	4.800%	5/1/13	1,350	1,457
Total Taxable Municipal Bonds (Cost $19,678)				20,276
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
[4,5] Vanguard Market Liquidity Fund
(Cost $84,076)	0.183%		84,076,278	84,076
Total Investments (99.7%) (Cost $9,906,547)				10,268,528
Other Assets and Liabilities-Net (0.3%)				30,418
Net Assets (100%)				10,298,946

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,270,000.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities was $91,055,000, representing 0.9% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

5 Includes $1,300,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,442,132	—
Asset-Backed/Commercial Mortgaged-Backed Securities	—	11,634	—
Corporate Bonds	—	4,100,973	—
Sovereign Bonds	—	609,437	—
Taxable Municipal Bonds	—	20,276	—
Temporary Cash Investments	84,076	—	—
Total	84,076	10,184,452	—

C. At March 31, 2010, the cost of investment securities for tax purposes was $9,906,547,000. Net unrealized appreciation of investment securities for tax purposes was $361,981,000, consisting of unrealized gains of $432,341,000 on securities that had risen in value since their purchase and $70,360,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund

Schedule of Investments
As of March 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (43.2%)
U.S. Government Securities (39.2%)
	United States Treasury Note/Bond	2.625%	5/31/10	825	828
	United States Treasury Note/Bond	1.250%	11/30/10	1,050	1,056
	United States Treasury Note/Bond	1.125%	6/30/11	3,600	3,626
	United States Treasury Note/Bond	2.375%	10/31/14	5,120	5,113
	United States Treasury Note/Bond	3.625%	8/15/19	5,725	5,654
	United States Treasury Note/Bond	8.500%	2/15/20	1,360	1,881
	United States Treasury Note/Bond	8.750%	5/15/20	7,580	10,684
	United States Treasury Note/Bond	8.750%	8/15/20	12,345	17,447
	United States Treasury Note/Bond	8.125%	5/15/21	15	21
	United States Treasury Note/Bond	8.125%	8/15/21	15,260	20,937
	United States Treasury Note/Bond	8.000%	11/15/21	90,495	123,314
	United States Treasury Note/Bond	7.250%	8/15/22	395	513
	United States Treasury Note/Bond	7.625%	11/15/22	7,690	10,299
	United States Treasury Note/Bond	7.125%	2/15/23	58,935	75,952
	United States Treasury Note/Bond	6.250%	8/15/23	81,105	97,466
	United States Treasury Note/Bond	7.500%	11/15/24	26,090	35,030
	United States Treasury Note/Bond	7.625%	2/15/25	750	1,019
	United States Treasury Note/Bond	6.875%	8/15/25	18,225	23,282
	United States Treasury Note/Bond	6.000%	2/15/26	550	648
	United States Treasury Note/Bond	6.750%	8/15/26	665	844
	United States Treasury Note/Bond	6.500%	11/15/26	800	993
	United States Treasury Note/Bond	6.625%	2/15/27	41,055	51,601
	United States Treasury Note/Bond	6.375%	8/15/27	39,085	48,007
	United States Treasury Note/Bond	6.125%	11/15/27	15,950	19,098
	United States Treasury Note/Bond	5.500%	8/15/28	12,755	14,286
	United States Treasury Note/Bond	5.250%	11/15/28	960	1,045
	United States Treasury Note/Bond	5.250%	2/15/29	250	272
	United States Treasury Note/Bond	6.125%	8/15/29	37,805	45,514
	United States Treasury Note/Bond	6.250%	5/15/30	6,910	8,458
	United States Treasury Note/Bond	5.375%	2/15/31	41,195	45,579
	United States Treasury Note/Bond	4.500%	2/15/36	45	44
	United States Treasury Note/Bond	4.750%	2/15/37	19,500	19,768
	United States Treasury Note/Bond	5.000%	5/15/37	46,825	49,305
	United States Treasury Note/Bond	4.375%	2/15/38	56,398	53,631
	United States Treasury Note/Bond	4.500%	5/15/38	70,295	68,208
	United States Treasury Note/Bond	3.500%	2/15/39	62,233	50,370
	United States Treasury Note/Bond	4.250%	5/15/39	104,503	96,828
	United States Treasury Note/Bond	4.500%	8/15/39	118,951	114,881
	United States Treasury Note/Bond	4.375%	11/15/39	56,085	53,036
	United States Treasury Note/Bond	4.625%	2/15/40	9,500	9,363
					1,185,901
Agency Bonds and Notes (4.0%)
1	Federal Home Loan Banks	5.250%	12/11/20	1,500	1,621
1	Federal Home Loan Banks	5.625%	6/11/21	3,000	3,310
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,049
1	Federal Home Loan Banks	5.500%	7/15/36	3,850	3,967
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	9,176
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	12,325	14,952

	1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,525	5,223
	1	Federal National Mortgage Assn.	6.250%	5/15/29	8,550	9,759
	1	Federal National Mortgage Assn.	7.125%	1/15/30	12,075	15,142
	1	Federal National Mortgage Assn.	7.250%	5/15/30	6,635	8,431
	1	Federal National Mortgage Assn.	6.625%	11/15/30	3,300	3,940
	1	Federal National Mortgage Assn.	5.625%	7/15/37	7,325	7,682
	1	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,130
		Israel Government AID Bond	5.500%	9/18/23	1,375	1,472
		Israel Government AID Bond	5.500%	12/4/23	5,325	5,700
		Israel Government AID Bond	5.500%	4/26/24	2,900	3,097
		Private Export Funding Corp.	4.300%	12/15/21	1,075	1,012
		Resolution Funding Corp.	8.625%	1/15/21	850	1,103
	1	Tennessee Valley Authority	6.750%	11/1/25	4,500	5,262
	1	Tennessee Valley Authority	7.125%	5/1/30	1,250	1,529
	1	Tennessee Valley Authority	4.650%	6/15/35	2,825	2,558
	1	Tennessee Valley Authority	5.880%	4/1/36	1,000	1,073
	1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,087
	1	Tennessee Valley Authority	6.150%	1/15/38	2,450	2,726
	1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,196
	1	Tennessee Valley Authority	5.250%	9/15/39	2,175	2,138
	1	Tennessee Valley Authority	4.875%	1/15/48	2,500	2,303
	1	Tennessee Valley Authority	5.375%	4/1/56	1,850	1,835
						119,473
	Total U.S. Government and Agency Obligations (Cost $1,325,613)					1,305,374
Asset	-Backed/Commercial Mortgage-Backed Security (0.1%)
	2	PSE&G Transition Funding LLC
		(Cost $2,500)	6.890%	12/15/17	2,500	2,958
	Corporate Bonds (45.5%)
	Finance (10.1%)
		Banking (5.9%)
	2	Abbey National Capital Trust I	8.963%	12/29/49	2,300	2,455
		American Express Co.	8.150%	3/19/38	1,950	2,510
		Bank of America Corp.	6.800%	3/15/28	375	375
		Bank of America Corp.	6.500%	9/15/37	1,600	1,547
		Bank of America NA	6.000%	10/15/36	3,375	3,116
		Bank One Corp.	7.750%	7/15/25	2,000	2,261
		Bank One Corp.	7.625%	10/15/26	4,350	4,890
		BB&T Capital Trust II	6.750%	6/7/36	3,325	3,277
	2	BB&T Capital Trust IV	6.820%	6/12/57	650	612
		Capital One Capital III	7.686%	8/15/36	1,700	1,624
		Capital One Capital IV	6.745%	2/17/37	1,100	941
		Capital One Capital V	10.250%	8/15/39	2,750	3,254
		Capital One Capital VI	8.875%	5/15/40	2,000	2,169
	[2,3] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	450	496
		Citigroup Inc.	6.625%	6/15/32	2,750	2,571
		Citigroup Inc.	5.875%	2/22/33	1,825	1,582
		Citigroup Inc.	6.000%	10/31/33	2,625	2,297
		Citigroup Inc.	5.850%	12/11/34	2,300	2,087
		Citigroup Inc.	6.125%	8/25/36	4,225	3,675
		Citigroup Inc.	5.875%	5/29/37	2,100	1,892
		Citigroup Inc.	6.875%	3/5/38	6,550	6,646
		Citigroup Inc.	8.125%	7/15/39	5,275	6,069
	2	Comerica Capital Trust II	6.576%	2/20/37	1,500	1,320
		Compass Bank	5.900%	4/1/26	1,075	944
	3	Corestates Capital I	8.000%	12/15/26	2,300	2,311
		Credit Suisse USA Inc.	7.125%	7/15/32	2,100	2,493
		Fifth Third Bancorp	8.250%	3/1/38	3,325	3,499

First Union Institutional Capital I	8.040%	12/1/26	500	505
FleetBoston Financial Corp.	6.875%	1/15/28	400	404
FleetBoston Financial Corp.	6.700%	7/15/28	1,200	1,185
Goldman Sachs Capital I	6.345%	2/15/34	7,350	6,765
Goldman Sachs Group Inc.	5.750%	10/1/16	75	80
Goldman Sachs Group Inc.	5.950%	1/15/27	4,050	3,889
Goldman Sachs Group Inc.	6.125%	2/15/33	5,150	5,061
Goldman Sachs Group Inc.	6.450%	5/1/36	875	839
Goldman Sachs Group Inc.	6.750%	10/1/37	12,175	12,074
HSBC Bank USA NA	5.875%	11/1/34	4,100	3,969
HSBC Bank USA NA	5.625%	8/15/35	5,300	4,940
HSBC Holdings PLC	7.625%	5/17/32	1,050	1,177
HSBC Holdings PLC	7.350%	11/27/32	200	220
HSBC Holdings PLC	6.500%	5/2/36	2,925	3,031
HSBC Holdings PLC	6.500%	9/15/37	4,075	4,220
HSBC Holdings PLC	6.800%	6/1/38	2,850	3,065
JP Morgan Chase Capital XV	5.875%	3/15/35	2,350	2,125
JP Morgan Chase Capital XVII	5.850%	8/1/35	425	371
JP Morgan Chase Capital XX	6.550%	9/29/36	3,375	3,148
JP Morgan Chase Capital XXII	6.450%	2/2/37	3,075	2,848
JP Morgan Chase Capital XXV	6.800%	10/1/37	2,850	2,826
JPMorgan Chase & Co.	6.400%	5/15/38	4,950	5,347
JPMorgan Chase Capital XXVII	7.000%	11/1/39	1,550	1,576
KeyBank NA	6.950%	2/1/28	143	130
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,775	4,605
Merrill Lynch & Co. Inc.	6.110%	1/29/37	3,500	3,237
Merrill Lynch & Co. Inc.	7.750%	5/14/38	4,500	4,973
Morgan Stanley	6.250%	8/9/26	3,050	3,123
Morgan Stanley	7.250%	4/1/32	1,150	1,320
Regions Bank	6.450%	6/26/37	2,000	1,578
SunTrust Capital VIII	6.100%	12/15/36	2,504	2,048
UBS AG	7.000%	10/15/15	1,000	1,078
UBS AG	7.375%	6/15/17	550	583
USB Capital XIII Trust	6.625%	12/15/39	1,025	1,033
Wachovia Bank NA	5.850%	2/1/37	3,175	2,984
Wachovia Bank NA	6.600%	1/15/38	4,625	4,776
Wachovia Corp.	6.605%	10/1/25	725	724
Wachovia Corp.	7.500%	4/15/35	150	166
Wachovia Corp.	5.500%	8/1/35	4,000	3,503
Wachovia Corp.	6.550%	10/15/35	125	125
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,296
Wells Fargo Bank NA	5.950%	8/26/36	1,475	1,406
Wells Fargo Capital X	5.950%	12/15/36	1,650	1,484

Brokerage (0.1%)
Jefferies Group Inc.	6.450%	6/8/27	1,500	1,338
Jefferies Group Inc.	6.250%	1/15/36	1,400	1,188

Finance Companies (1.4%)
General Electric Capital Corp.	6.750%	3/15/32	19,925	21,062
General Electric Capital Corp.	6.150%	8/7/37	5,600	5,443
General Electric Capital Corp.	5.875%	1/14/38	9,925	9,415
General Electric Capital Corp.	6.875%	1/10/39	5,525	5,930
SLM Corp.	5.625%	8/1/33	1,950	1,498

Insurance (2.6%)
ACE Capital Trust II	9.700%	4/1/30	850	994
ACE INA Holdings Inc.	6.700%	5/15/36	1,500	1,668

AEGON Funding Co. LLC	5.750%	12/15/20	1,000	983
Aetna Inc.	6.625%	6/15/36	1,850	1,947
Aetna Inc.	6.750%	12/15/37	1,200	1,276
Aflac Inc.	6.900%	12/17/39	575	592
Allstate Corp.	6.125%	12/15/32	1,250	1,267
Allstate Corp.	5.350%	6/1/33	1,950	1,789
Allstate Corp.	5.550%	5/9/35	1,700	1,630
2 Allstate Corp.	6.500%	5/15/57	1,500	1,442
American International Group Inc.	6.250%	5/1/36	2,150	1,852
AON Corp.	8.205%	1/1/27	1,175	1,234
Arch Capital Group Ltd.	7.350%	5/1/34	625	639
Assurant Inc.	6.750%	2/15/34	1,200	1,146
AXA SA	8.600%	12/15/30	3,700	4,449
Axis Specialty Finance LLC	5.875%	6/1/20	1,575	1,551
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,450	1,436
Chubb Corp.	6.000%	5/11/37	1,675	1,705
Chubb Corp.	6.500%	5/15/38	1,375	1,494
CIGNA Corp.	7.875%	5/15/27	500	561
CIGNA Corp.	6.150%	11/15/36	525	507
Cincinnati Financial Corp.	6.920%	5/15/28	1,000	995
Cincinnati Financial Corp.	6.125%	11/1/34	850	757
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	800	755
Genworth Financial Inc.	6.500%	6/15/34	825	714
Hartford Financial Services Group Inc.	5.950%	10/15/36	450	408
Hartford Financial Services Group Inc.	6.100%	10/1/41	500	448
Humana Inc.	8.150%	6/15/38	250	256
Lincoln National Corp.	6.150%	4/7/36	1,475	1,408
Loews Corp.	6.000%	2/1/35	800	768
MetLife Inc.	6.500%	12/15/32	3,000	3,102
MetLife Inc.	6.375%	6/15/34	1,150	1,173
MetLife Inc.	5.700%	6/15/35	975	929
MetLife Inc.	6.400%	12/15/36	2,865	2,545
MetLife Inc.	10.750%	8/1/39	700	899
Nationwide Financial Services	6.750%	5/15/37	1,000	840
PartnerRe Finance B LLC	5.500%	6/1/20	1,050	1,035
Principal Financial Group Inc.	6.050%	10/15/36	1,700	1,590
Progressive Corp.	6.625%	3/1/29	1,625	1,707
Protective Life Corp.	8.450%	10/15/39	600	629
Prudential Financial Inc.	5.750%	7/15/33	1,000	937
Prudential Financial Inc.	5.400%	6/13/35	1,000	891
Prudential Financial Inc.	5.900%	3/17/36	1,500	1,430
Prudential Financial Inc.	5.700%	12/14/36	3,175	3,002
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,850	1,864
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	400	427
Transatlantic Holdings Inc.	8.000%	11/30/39	800	817
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,103
Travelers Cos. Inc.	6.250%	6/15/37	1,825	1,919
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,576
UnitedHealth Group Inc.	5.800%	3/15/36	1,300	1,215
UnitedHealth Group Inc.	6.500%	6/15/37	1,200	1,236
UnitedHealth Group Inc.	6.625%	11/15/37	1,075	1,110
UnitedHealth Group Inc.	6.875%	2/15/38	4,100	4,360
Validus Holdings Ltd.	8.875%	1/26/40	590	603
WellPoint Inc.	5.950%	12/15/34	1,300	1,264
WellPoint Inc.	5.850%	1/15/36	2,475	2,374
WellPoint Inc.	6.375%	6/15/37	800	822
XL Capital Ltd.	6.375%	11/15/24	1,150	1,135

XL Capital Ltd.	6.250%	5/15/27	700	657

Real Estate Investment Trusts (0.1%)
Simon Property Group LP	6.750%	2/1/40	2,000	1,970
				305,456
Industrial (28.0%)
Basic Industry (1.8%)
Alcoa Inc.	5.870%	2/23/22	1,250	1,139
Alcoa Inc.	5.900%	2/1/27	3,525	3,114
Alcoa Inc.	6.750%	1/15/28	850	790
ArcelorMittal	7.000%	10/15/39	3,000	3,069
Barrick Australian Finance Pty Ltd.	5.950%	10/15/39	1,525	1,521
Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,443
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	550
Dow Chemical Co.	7.375%	11/1/29	2,925	3,235
Dow Chemical Co.	9.400%	5/15/39	850	1,133
Eastman Chemical Co.	7.250%	1/15/24	1,300	1,456
Eastman Chemical Co.	7.600%	2/1/27	300	335
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,288
International Paper Co.	7.500%	8/15/21	2,700	3,058
International Paper Co.	7.300%	11/15/39	2,250	2,402
Lubrizol Corp.	6.500%	10/1/34	900	921
Monsanto Co.	5.500%	8/15/25	1,350	1,341
Monsanto Co.	5.875%	4/15/38	650	664
Newmont Mining Corp.	5.875%	4/1/35	1,250	1,196
Newmont Mining Corp.	6.250%	10/1/39	2,325	2,326
Nucor Corp.	6.400%	12/1/37	1,150	1,237
Placer Dome Inc.	6.450%	10/15/35	700	716
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	900	883
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	305
Rio Tinto Alcan Inc.	5.750%	6/1/35	1,250	1,215
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	3,950	4,497
Southern Copper Corp.	7.500%	7/27/35	2,500	2,553
Vale Inco Ltd.	7.200%	9/15/32	1,050	1,066
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,432
Vale Overseas Ltd.	6.875%	11/21/36	5,625	5,859
Vale Overseas Ltd.	6.875%	11/10/39	2,925	3,028

Capital Goods (2.1%)
3M Co.	6.375%	2/15/28	500	551
3M Co.	5.700%	3/15/37	1,550	1,601
Boeing Co.	8.750%	8/15/21	300	390
Boeing Co.	8.750%	9/15/31	850	1,141
Boeing Co.	6.125%	2/15/33	925	967
Boeing Co.	6.625%	2/15/38	1,050	1,174
Boeing Co.	6.875%	3/15/39	250	290
Boeing Co.	5.875%	2/15/40	925	946
Caterpillar Inc.	6.625%	7/15/28	1,575	1,732
Caterpillar Inc.	7.300%	5/1/31	1,200	1,421
Caterpillar Inc.	6.050%	8/15/36	1,700	1,782
Caterpillar Inc.	6.950%	5/1/42	1,425	1,591
Deere & Co.	5.375%	10/16/29	1,225	1,218
Deere & Co.	8.100%	5/15/30	1,000	1,269
Deere & Co.	7.125%	3/3/31	200	236
Dover Corp.	5.375%	10/15/35	350	337
Dover Corp.	6.600%	3/15/38	800	901
Emerson Electric Co.	4.250%	11/15/20	575	566
Emerson Electric Co.	6.000%	8/15/32	400	419

Emerson Electric Co.	6.125%	4/15/39	825	882
Emerson Electric Co.	5.250%	11/15/39	575	543
Goodrich Corp.	6.800%	7/1/36	1,000	1,092
Honeywell International Inc.	5.700%	3/15/36	775	773
Honeywell International Inc.	5.700%	3/15/37	1,425	1,422
Lafarge SA	7.125%	7/15/36	2,225	2,229
Lockheed Martin Corp.	7.750%	5/1/26	150	183
Lockheed Martin Corp.	6.150%	9/1/36	4,825	5,042
Lockheed Martin Corp.	5.500%	11/15/39	1,200	1,165
Northrop Grumman Systems Corp.	7.750%	2/15/31	3,015	3,693
Owens Corning	7.000%	12/1/36	1,225	1,208
Pactiv Corp.	7.950%	12/15/25	1,000	1,108
Parker Hannifin Corp.	6.250%	5/15/38	725	768
Raytheon Co.	7.200%	8/15/27	400	471
3 Republic Services Inc.	5.250%	11/15/21	2,525	2,481
Republic Services Inc.	6.086%	3/15/35	225	213
3 Republic Services Inc.	6.200%	3/1/40	1,575	1,540
Rockwell Automation Inc.	6.700%	1/15/28	300	326
Rockwell Automation Inc.	6.250%	12/1/37	1,100	1,157
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	1,300	1,481
United Technologies Corp.	4.500%	4/15/20	2,300	2,308
United Technologies Corp.	6.700%	8/1/28	250	278
United Technologies Corp.	7.500%	9/15/29	1,875	2,252
United Technologies Corp.	5.400%	5/1/35	3,350	3,219
United Technologies Corp.	6.050%	6/1/36	975	1,016
United Technologies Corp.	6.125%	7/15/38	1,050	1,116
United Technologies Corp.	5.700%	4/15/40	2,200	2,219
Waste Management Inc.	7.100%	8/1/26	800	868
Waste Management Inc.	7.000%	7/15/28	2,000	2,152
Waste Management Inc.	7.750%	5/15/32	875	1,023
Waste Management Inc.	6.125%	11/30/39	500	491

Communication (7.6%)
Alltel Corp.	7.875%	7/1/32	3,025	3,645
America Movil SAB de CV	6.375%	3/1/35	1,800	1,822
America Movil SAB de CV	6.125%	11/15/37	1,200	1,166
3 America Movil SAB de CV	6.125%	3/30/40	2,525	2,461
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	978
AT&T Corp.	8.000%	11/15/31	4,350	5,294
AT&T Inc.	6.450%	6/15/34	7,750	7,924
AT&T Inc.	6.150%	9/15/34	500	493
AT&T Inc.	6.500%	9/1/37	3,350	3,451
AT&T Inc.	6.300%	1/15/38	6,800	6,873
AT&T Inc.	6.400%	5/15/38	825	856
AT&T Inc.	6.550%	2/15/39	6,150	6,380
AT&T Mobility LLC	7.125%	12/15/31	2,425	2,694
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,250	4,940
BellSouth Corp.	6.875%	10/15/31	1,275	1,343
BellSouth Corp.	6.550%	6/15/34	1,475	1,517
BellSouth Corp.	6.000%	11/15/34	1,480	1,431
BellSouth Telecommunications Inc.	6.375%	6/1/28	4,140	4,201
British Telecommunications PLC	9.625%	12/15/30	5,350	6,722
CBS Corp.	5.750%	4/15/20	400	402
CBS Corp.	7.875%	7/30/30	2,815	3,090
CBS Corp.	5.500%	5/15/33	225	193
CenturyTel Inc.	6.875%	1/15/28	550	516
CenturyTel Inc.	7.600%	9/15/39	950	916

Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	3,198	4,290
Comcast Corp.	5.650%	6/15/35	5,100	4,734
Comcast Corp.	6.500%	11/15/35	7,025	7,186
Comcast Corp.	6.450%	3/15/37	4,375	4,450
Comcast Corp.	6.950%	8/15/37	1,875	2,023
Comcast Corp.	6.400%	5/15/38	2,800	2,830
Deutsche Telekom International Finance BV	8.750%	6/15/30	8,825	11,338
3 DIRECTV Holdings LLC	6.350%	3/15/40	1,125	1,130
Embarq Corp.	7.995%	6/1/36	3,500	3,568
France Telecom SA	8.500%	3/1/31	5,550	7,378
Grupo Televisa SA	6.625%	3/18/25	1,600	1,644
Grupo Televisa SA	8.500%	3/11/32	250	304
Grupo Televisa SA	6.625%	1/15/40	2,125	2,109
GTE Corp.	8.750%	11/1/21	900	1,119
GTE Corp.	6.940%	4/15/28	2,275	2,388
Koninklijke KPN NV	8.375%	10/1/30	1,825	2,278
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,232
New Cingular Wireless Services Inc.	8.750%	3/1/31	4,875	6,240
News America Holdings Inc.	8.150%	10/17/36	1,225	1,432
News America Holdings Inc.	7.750%	12/1/45	1,225	1,423
News America Inc.	6.550%	3/15/33	225	233
News America Inc.	6.200%	12/15/34	6,850	6,834
News America Inc.	6.400%	12/15/35	5,950	6,088
News America Inc.	6.900%	8/15/39	975	1,057
Pacific Bell Telephone Co.	7.125%	3/15/26	550	602
Qwest Corp.	7.500%	6/15/23	2,300	2,294
Qwest Corp.	6.875%	9/15/33	3,050	2,928
Rogers Communications Inc.	7.500%	8/15/38	675	790
TCI Communications Inc.	7.875%	2/15/26	2,200	2,516
Telecom Italia Capital SA	6.375%	11/15/33	4,025	3,737
Telecom Italia Capital SA	6.000%	9/30/34	800	707
Telecom Italia Capital SA	7.200%	7/18/36	1,625	1,631
Telecom Italia Capital SA	7.721%	6/4/38	2,700	2,897
Telefonica Emisiones SAU	7.045%	6/20/36	4,475	5,013
Telefonica Europe BV	8.250%	9/15/30	2,500	3,067
Thomson Reuters Corp.	5.500%	8/15/35	900	851
Thomson Reuters Corp.	5.850%	4/15/40	1,100	1,075
Time Warner Cable Inc.	6.550%	5/1/37	3,800	3,889
Time Warner Cable Inc.	7.300%	7/1/38	2,700	3,009
Time Warner Cable Inc.	6.750%	6/15/39	3,100	3,256
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,733	3,372
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,950	2,341
United States Cellular Corp.	6.700%	12/15/33	950	921
Verizon Communications Inc.	5.850%	9/15/35	2,775	2,697
Verizon Communications Inc.	6.250%	4/1/37	2,425	2,467
Verizon Communications Inc.	6.400%	2/15/38	5,250	5,447
Verizon Communications Inc.	6.900%	4/15/38	1,700	1,865
Verizon Communications Inc.	8.950%	3/1/39	2,025	2,746
Verizon Communications Inc.	7.350%	4/1/39	1,775	2,070
Verizon Global Funding Corp.	7.750%	12/1/30	6,825	8,121
Verizon Maryland Inc.	5.125%	6/15/33	500	407
Verizon New England Inc.	7.875%	11/15/29	400	438
Verizon New York Inc.	7.375%	4/1/32	650	694
Vodafone Group PLC	7.875%	2/15/30	1,000	1,195
Vodafone Group PLC	6.250%	11/30/32	200	204
Vodafone Group PLC	6.150%	2/27/37	5,175	5,300

Consumer Cyclical (3.2%)
CVS Caremark Corp.	6.250%	6/1/27	3,700	3,831
CVS Caremark Corp.	6.125%	9/15/39	2,925	2,889
Daimler Finance North America LLC	8.500%	1/18/31	3,450	4,223
Darden Restaurants Inc.	6.800%	10/15/37	850	898
Historic TW Inc.	9.150%	2/1/23	1,230	1,588
Historic TW Inc.	6.625%	5/15/29	6,975	7,330
Home Depot Inc.	5.875%	12/16/36	6,100	5,906
Johnson Controls Inc.	6.000%	1/15/36	475	456
Kohl's Corp.	6.000%	1/15/33	400	402
Kohl's Corp.	6.875%	12/15/37	1,000	1,115
Lowe's Cos. Inc.	6.875%	2/15/28	550	621
Lowe's Cos. Inc.	6.500%	3/15/29	1,800	1,951
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,275
McDonald's Corp.	6.300%	10/15/37	1,750	1,891
McDonald's Corp.	6.300%	3/1/38	875	948
McDonald's Corp.	5.700%	2/1/39	1,625	1,628
Nordstrom Inc.	6.950%	3/15/28	300	330
Nordstrom Inc.	7.000%	1/15/38	1,200	1,349
Target Corp.	7.000%	7/15/31	1,800	2,010
Target Corp.	6.350%	11/1/32	3,000	3,180
Target Corp.	6.500%	10/15/37	3,525	3,828
Target Corp.	7.000%	1/15/38	1,450	1,674
Time Warner Cos. Inc.	7.570%	2/1/24	500	582
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,084
Time Warner Inc.	7.625%	4/15/31	5,185	5,902
Time Warner Inc.	7.700%	5/1/32	1,865	2,145
Time Warner Inc.	6.200%	3/15/40	950	938
VF Corp.	6.450%	11/1/37	1,500	1,587
Viacom Inc.	6.875%	4/30/36	3,850	4,071
Wal-Mart Stores Inc.	5.875%	4/5/27	4,025	4,275
Wal-Mart Stores Inc.	7.550%	2/15/30	4,425	5,436
Wal-Mart Stores Inc.	5.250%	9/1/35	4,900	4,678
Wal-Mart Stores Inc.	6.500%	8/15/37	3,775	4,165
Wal-Mart Stores Inc.	6.200%	4/15/38	3,575	3,816
Wal-Mart Stores Inc.	5.625%	4/1/40	2,175	2,172
Walt Disney Co.	7.000%	3/1/32	1,150	1,349
Western Union Co.	6.200%	11/17/36	1,350	1,361
Yum! Brands Inc.	6.875%	11/15/37	1,400	1,527

Consumer Noncyclical (6.1%)
Abbott Laboratories	6.150%	11/30/37	2,225	2,378
Abbott Laboratories	6.000%	4/1/39	2,050	2,162
Altria Group Inc.	9.950%	11/10/38	3,875	5,080
Altria Group Inc.	10.200%	2/6/39	3,450	4,612
Amgen Inc.	6.375%	6/1/37	2,125	2,286
Amgen Inc.	6.400%	2/1/39	3,375	3,624
Amgen Inc.	5.750%	3/15/40	1,450	1,433
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	1,875	2,030
Anheuser-Busch Cos. Inc.	5.950%	1/15/33	650	649
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	1,575	1,531
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	650	697
3 Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,575	2,588
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	975	1,036
Archer-Daniels-Midland Co.	6.625%	5/1/29	250	276
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	266
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,750	2,640
AstraZeneca PLC	6.450%	9/15/37	6,950	7,671

Baxter International Inc.	6.250%	12/1/37	800	865
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,047
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,527
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,027
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,900	2,971
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,100	1,161
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	214
Coca-Cola Enterprises Inc.	8.500%	2/1/22	1,075	1,393
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,175	1,355
Coca-Cola Enterprises Inc.	6.950%	11/15/26	3,475	3,992
Coca-Cola Enterprises Inc.	6.750%	9/15/28	1,675	1,902
ConAgra Foods Inc.	9.750%	3/1/21	129	171
ConAgra Foods Inc.	7.125%	10/1/26	1,150	1,259
ConAgra Foods Inc.	7.000%	10/1/28	175	190
ConAgra Foods Inc.	8.250%	9/15/30	1,150	1,399
Covidien International Finance SA	6.550%	10/15/37	2,325	2,575
CR Bard Inc.	6.700%	12/1/26	500	561
Delhaize America Inc.	9.000%	4/15/31	2,000	2,537
Diageo Capital PLC	5.875%	9/30/36	500	516
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,085
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	600	711
Eli Lilly & Co.	7.125%	6/1/25	1,000	1,187
Eli Lilly & Co.	5.500%	3/15/27	4,300	4,340
Eli Lilly & Co.	5.950%	11/15/37	450	471
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,023
Fortune Brands Inc.	5.875%	1/15/36	925	803
Genentech Inc.	5.250%	7/15/35	200	188
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,791
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,200	5,714
Hasbro Inc.	6.350%	3/15/40	900	886
HJ Heinz Finance Co.	6.750%	3/15/32	1,625	1,748
Johnson & Johnson	6.950%	9/1/29	2,125	2,542
Johnson & Johnson	4.950%	5/15/33	2,125	2,050
Johnson & Johnson	5.950%	8/15/37	975	1,056
Johnson & Johnson	5.850%	7/15/38	825	877
Kellogg Co.	7.450%	4/1/31	2,850	3,470
Kimberly-Clark Corp.	6.625%	8/1/37	1,975	2,249
Koninklijke Philips Electronics NV	6.875%	3/11/38	2,550	2,844
Kraft Foods Inc.	6.500%	11/1/31	1,650	1,692
Kraft Foods Inc.	7.000%	8/11/37	3,050	3,329
Kraft Foods Inc.	6.875%	2/1/38	1,575	1,701
Kraft Foods Inc.	6.875%	1/26/39	400	431
Kraft Foods Inc.	6.500%	2/9/40	6,950	7,159
Kroger Co.	7.700%	6/1/29	375	439
Kroger Co.	8.000%	9/15/29	1,925	2,321
Kroger Co.	7.500%	4/1/31	1,350	1,578
3 Mead Johnson Nutrition Co.	5.900%	11/1/39	675	655
Medtronic Inc.	6.500%	3/15/39	600	671
Medtronic Inc.	5.550%	3/15/40	1,025	1,012
Merck & Co. Inc.	6.300%	1/1/26	500	543
Merck & Co. Inc.	6.400%	3/1/28	2,200	2,420
Merck & Co. Inc.	5.950%	12/1/28	1,050	1,093
Merck & Co. Inc.	6.500%	12/1/33	775	867
Merck & Co. Inc.	5.750%	11/15/36	300	308
Merck & Co. Inc.	6.550%	9/15/37	3,350	3,811
Merck & Co. Inc.	5.850%	6/30/39	1,850	1,931
Novartis Capital Corp.	4.400%	4/24/20	1,475	1,465
Pepsi Bottling Group Inc.	7.000%	3/1/29	2,925	3,412

PepsiCo Inc.	5.500%	1/15/40	1,925	1,896
Pfizer Inc.	7.200%	3/15/39	6,275	7,607
Pharmacia Corp.	6.600%	12/1/28	1,050	1,162
Philip Morris International Inc.	6.375%	5/16/38	3,200	3,459
2 Procter & Gamble - Esop	9.360%	1/1/21	2,032	2,528
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,238
Procter & Gamble Co.	5.800%	8/15/34	100	105
Procter & Gamble Co.	5.550%	3/5/37	4,650	4,686
Quest Diagnostics Inc.	6.950%	7/1/37	925	1,023
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	957
Reynolds American Inc.	7.250%	6/15/37	600	609
Safeway Inc.	7.250%	2/1/31	1,331	1,524
Sara Lee Corp.	6.125%	11/1/32	625	608
Sysco Corp.	5.375%	9/21/35	1,000	977
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,700	2,782
Unilever Capital Corp.	5.900%	11/15/32	2,825	2,949
Wyeth	6.450%	2/1/24	2,225	2,472
Wyeth	6.000%	2/15/36	2,275	2,403
Wyeth	5.950%	4/1/37	4,700	4,904
Zimmer Holdings Inc.	5.750%	11/30/39	1,100	1,067

Energy (4.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,156
Anadarko Finance Co.	7.500%	5/1/31	1,500	1,695
Anadarko Petroleum Corp.	6.450%	9/15/36	5,300	5,390
Anadarko Petroleum Corp.	7.950%	6/15/39	50	60
Anadarko Petroleum Corp.	6.200%	3/15/40	1,825	1,791
Apache Corp.	6.000%	1/15/37	2,375	2,500
Apache Finance Canada Corp.	7.750%	12/15/29	650	781
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,138
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,184
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	1,931
Cameron International Corp.	7.000%	7/15/38	625	684
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,400	1,572
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,175	1,216
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,975	2,087
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,750	1,805
Canadian Natural Resources Ltd.	6.750%	2/1/39	800	880
3 Cenovus Energy Inc.	6.750%	11/15/39	3,500	3,801
Conoco Funding Co.	7.250%	10/15/31	400	470
ConocoPhillips	5.900%	10/15/32	1,050	1,081
ConocoPhillips	6.500%	2/1/39	2,450	2,727
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	950	967
ConocoPhillips Holding Co.	6.950%	4/15/29	1,775	2,038
Devon Energy Corp.	7.950%	4/15/32	310	389
Devon Financing Corp. ULC	7.875%	9/30/31	4,450	5,502
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,075	1,050
EnCana Corp.	6.500%	8/15/34	4,825	5,088
EnCana Corp.	6.625%	8/15/37	1,400	1,503
Global Marine Inc.	7.000%	6/1/28	800	877
Halliburton Co.	6.700%	9/15/38	2,700	3,009
Halliburton Co.	7.450%	9/15/39	1,050	1,282
Hess Corp.	7.875%	10/1/29	2,625	3,129
Hess Corp.	7.125%	3/15/33	925	1,033
Hess Corp.	6.000%	1/15/40	2,100	2,066
Husky Energy Inc.	6.800%	9/15/37	1,225	1,332
Kerr-McGee Corp.	6.950%	7/1/24	2,000	2,224
Kerr-McGee Corp.	7.875%	9/15/31	500	580

Lasmo USA Inc.	7.300%	11/15/27	600	699
Marathon Oil Corp.	6.600%	10/1/37	2,200	2,310
Nexen Inc.	7.875%	3/15/32	550	637
Nexen Inc.	5.875%	3/10/35	1,850	1,761
Nexen Inc.	6.400%	5/15/37	3,300	3,326
Nexen Inc.	7.500%	7/30/39	1,525	1,733
Noble Energy Inc.	8.000%	4/1/27	775	883
Petro-Canada	7.875%	6/15/26	150	175
Petro-Canada	7.000%	11/15/28	250	271
Petro-Canada	5.350%	7/15/33	1,650	1,484
Petro-Canada	5.950%	5/15/35	2,500	2,447
Petro-Canada	6.800%	5/15/38	2,275	2,440
Shell International Finance BV	6.375%	12/15/38	6,100	6,680
Shell International Finance BV	5.500%	3/25/40	1,550	1,513
Statoil ASA	7.250%	9/23/27	2,500	2,917
Statoil ASA	7.150%	1/15/29	1,000	1,161
Suncor Energy Inc.	7.150%	2/1/32	800	888
Suncor Energy Inc.	5.950%	12/1/34	875	846
Suncor Energy Inc.	6.500%	6/15/38	4,825	5,025
Talisman Energy Inc.	7.250%	10/15/27	450	497
Talisman Energy Inc.	5.850%	2/1/37	2,700	2,588
Tosco Corp.	8.125%	2/15/30	7,500	9,418
Transocean Inc.	7.500%	4/15/31	1,525	1,793
Transocean Inc.	6.800%	3/15/38	1,725	1,919
Valero Energy Corp.	7.500%	4/15/32	950	974
Valero Energy Corp.	6.625%	6/15/37	5,175	4,899
Weatherford International Inc.	6.800%	6/15/37	700	716
Weatherford International Ltd.	6.500%	8/1/36	1,500	1,484
Weatherford International Ltd.	7.000%	3/15/38	1,600	1,677
Williams Cos. Inc.	7.875%	9/1/21	741	872
Williams Cos. Inc.	7.500%	1/15/31	2,852	3,134
Williams Cos. Inc.	7.750%	6/15/31	2,037	2,273
XTO Energy Inc.	6.100%	4/1/36	1,125	1,215
XTO Energy Inc.	6.750%	8/1/37	3,225	3,782
XTO Energy Inc.	6.375%	6/15/38	2,125	2,384

Technology (1.2%)
Cisco Systems Inc.	5.900%	2/15/39	2,500	2,522
Cisco Systems Inc.	5.500%	1/15/40	6,350	6,068
Corning Inc.	7.250%	8/15/36	600	634
Dell Inc.	7.100%	4/15/28	500	553
Dell Inc.	6.500%	4/15/38	400	421
Electronic Data Systems LLC	7.450%	10/15/29	375	447
Equifax Inc.	7.000%	7/1/37	600	620
International Business Machines Corp.	7.000%	10/30/25	1,050	1,246
International Business Machines Corp.	6.220%	8/1/27	1,600	1,734
International Business Machines Corp.	6.500%	1/15/28	225	249
International Business Machines Corp.	5.875%	11/29/32	950	994
International Business Machines Corp.	5.600%	11/30/39	4,620	4,610
Microsoft Corp.	5.200%	6/1/39	2,075	2,049
Motorola Inc.	7.500%	5/15/25	225	237
Motorola Inc.	6.500%	9/1/25	1,300	1,261
Motorola Inc.	6.500%	11/15/28	975	938
Motorola Inc.	6.625%	11/15/37	825	795
Nokia Oyj	6.625%	5/15/39	1,575	1,729
Oracle Corp.	6.500%	4/15/38	2,475	2,726
Oracle Corp.	6.125%	7/8/39	3,150	3,332
Pitney Bowes Inc.	5.250%	1/15/37	450	467

Science Applications International Corp.	5.500%	7/1/33	500	437
Tyco Electronics Group SA	7.125%	10/1/37	250	271
Xerox Corp.	6.750%	12/15/39	950	989

Transportation (1.3%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	700	777
Burlington Northern Santa Fe Corp.	7.950%	8/15/30	1,300	1,584
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	775	799
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,325	1,375
Canadian National Railway Co.	6.250%	8/1/34	2,450	2,654
Canadian National Railway Co.	6.200%	6/1/36	1,325	1,407
Canadian Pacific Railway Co.	7.125%	10/15/31	2,075	2,232
Con-way Inc.	6.700%	5/1/34	650	588
2 Continental Airlines Inc.	5.983%	4/19/22	2,850	2,807
CSX Corp.	6.000%	10/1/36	175	172
CSX Corp.	6.150%	5/1/37	2,025	2,034
3 CSX Corp.	6.220%	4/30/40	2,275	2,291
2 Delta Air Lines Inc.	6.821%	8/10/22	2,191	2,169
Norfolk Southern Corp.	5.590%	5/17/25	716	707
Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,365
Norfolk Southern Corp.	5.640%	5/17/29	1,898	1,870
Norfolk Southern Corp.	7.050%	5/1/37	1,200	1,382
Norfolk Southern Corp.	7.900%	5/15/97	450	533
Norfolk Southern Railway Co.	9.750%	6/15/20	411	552
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	769	795
Union Pacific Corp.	7.125%	2/1/28	600	668
Union Pacific Corp.	6.625%	2/1/29	1,500	1,611
Union Pacific Corp.	6.150%	5/1/37	1,000	1,031
2 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	924	1,024
United Parcel Service Inc.	6.200%	1/15/38	3,800	4,138
United Parcel Service of America Inc.	8.375%	4/1/20	500	646
United Parcel Service of America Inc.	8.375%	4/1/30	500	634
				847,060
Utilities (7.4%)
Electric (5.7%)
AEP Texas Central Co.	6.650%	2/15/33	1,950	2,040
Alabama Power Co.	6.125%	5/15/38	1,000	1,057
Alabama Power Co.	6.000%	3/1/39	825	864
Ameren Energy Generating Co.	7.950%	6/1/32	1,750	1,890
American Water Capital Corp.	6.593%	10/15/37	2,025	2,111
Appalachian Power Co.	5.800%	10/1/35	500	483
Appalachian Power Co.	7.000%	4/1/38	1,700	1,925
Baltimore Gas & Electric Co.	6.350%	10/1/36	375	384
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,007
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,000	992
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	959
Columbus Southern Power Co.	5.850%	10/1/35	800	783
Commonwealth Edison Co.	5.875%	2/1/33	250	253
Commonwealth Edison Co.	5.900%	3/15/36	1,650	1,668
Commonwealth Edison Co.	6.450%	1/15/38	400	432
Connecticut Light & Power Co.	6.350%	6/1/36	750	798
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,125	1,045
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,875	1,883
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	550	578
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	925	982

Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,525	1,720
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	825	788
Constellation Energy Group Inc.	7.600%	4/1/32	1,800	2,061
Consumers Energy Co.	5.650%	4/15/20	1,250	1,310
Detroit Edison Co.	5.700%	10/1/37	500	494
Dominion Resources Inc.	6.300%	3/15/33	2,150	2,247
Dominion Resources Inc.	5.950%	6/15/35	1,150	1,167
Dominion Resources Inc.	7.000%	6/15/38	1,050	1,205
DTE Energy Co.	6.375%	4/15/33	800	764
Duke Energy Carolinas LLC	6.000%	12/1/28	1,000	1,032
Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,119
Duke Energy Carolinas LLC	6.100%	6/1/37	825	862
Duke Energy Carolinas LLC	6.000%	1/15/38	875	909
Duke Energy Carolinas LLC	6.050%	4/15/38	2,150	2,265
Duke Energy Carolinas LLC	5.300%	2/15/40	1,425	1,359
Duke Energy Indiana Inc.	6.120%	10/15/35	600	608
Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	1,073
El Paso Electric Co.	6.000%	5/15/35	850	773
Energy East Corp.	6.750%	7/15/36	1,425	1,532
Entergy Louisiana LLC	5.400%	11/1/24	1,425	1,442
Exelon Corp.	5.625%	6/15/35	1,975	1,839
Exelon Generation Co. LLC	6.250%	10/1/39	2,675	2,705
FirstEnergy Corp.	7.375%	11/15/31	4,800	4,956
FirstEnergy Solutions Corp.	6.050%	8/15/21	925	922
FirstEnergy Solutions Corp.	6.800%	8/15/39	900	887
Florida Power & Light Co.	5.950%	10/1/33	950	972
Florida Power & Light Co.	5.625%	4/1/34	1,174	1,148
Florida Power & Light Co.	4.950%	6/1/35	150	133
Florida Power & Light Co.	5.400%	9/1/35	1,875	1,777
Florida Power & Light Co.	6.200%	6/1/36	150	158
Florida Power & Light Co.	5.650%	2/1/37	2,150	2,145
Florida Power & Light Co.	5.850%	5/1/37	475	484
Florida Power & Light Co.	5.950%	2/1/38	350	361
Florida Power & Light Co.	5.960%	4/1/39	750	776
Florida Power Corp.	6.350%	9/15/37	2,225	2,386
Florida Power Corp.	6.400%	6/15/38	1,600	1,728
Georgia Power Co.	5.650%	3/1/37	2,075	2,056
Georgia Power Co.	5.950%	2/1/39	1,250	1,300
Indiana Michigan Power Co.	6.050%	3/15/37	1,775	1,783
Interstate Power & Light Co.	6.250%	7/15/39	975	1,017
Kansas City Power & Light Co.	6.050%	11/15/35	500	499
2 Kansas Gas & Electric	5.647%	3/29/21	1,063	1,071
MidAmerican Energy Co.	6.750%	12/30/31	1,800	1,994
MidAmerican Energy Co.	5.750%	11/1/35	850	840
MidAmerican Energy Co.	5.800%	10/15/36	875	873
Midamerican Energy Holdings Co.	8.480%	9/15/28	300	372
Midamerican Energy Holdings Co.	6.125%	4/1/36	7,675	7,732
Midamerican Energy Holdings Co.	5.950%	5/15/37	2,975	2,909
Midamerican Energy Holdings Co.	6.500%	9/15/37	700	740
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,400	2,869
Nevada Power Co.	6.750%	7/1/37	2,500	2,691
Nisource Finance Corp.	5.450%	9/15/20	725	717
Nisource Finance Corp.	6.125%	3/1/22	750	778
Northern States Power Co.	5.250%	7/15/35	1,175	1,105
Northern States Power Co.	6.250%	6/1/36	525	563
Northern States Power Co.	6.200%	7/1/37	1,550	1,653
Northern States Power Co.	5.350%	11/1/39	625	594

NSTAR Electric Co.	5.500%	3/15/40	725	739
Oglethorpe Power Corp.	5.950%	11/1/39	750	769
Ohio Power Co.	6.600%	2/15/33	400	426
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,675	1,916
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,025	2,198
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	325	366
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	425	493
Pacific Gas & Electric Co.	6.050%	3/1/34	7,875	8,110
Pacific Gas & Electric Co.	5.800%	3/1/37	2,075	2,056
Pacific Gas & Electric Co.	5.400%	1/15/40	2,000	1,882
PacifiCorp	7.700%	11/15/31	400	496
PacifiCorp	5.250%	6/15/35	1,150	1,079
PacifiCorp	5.750%	4/1/37	1,000	998
PacifiCorp	6.250%	10/15/37	1,200	1,283
Pennsylvania Electric Co.	5.200%	4/1/20	350	350
Pennsylvania Electric Co.	6.150%	10/1/38	350	349
Pepco Holdings Inc.	7.450%	8/15/32	300	320
Potomac Electric Power Co.	6.500%	11/15/37	2,250	2,434
PPL Electric Utilities Corp.	6.250%	5/15/39	775	845
Progress Energy Inc.	7.750%	3/1/31	1,725	2,032
Progress Energy Inc.	7.000%	10/30/31	925	1,010
Progress Energy Inc.	6.000%	12/1/39	1,800	1,759
PSEG Power LLC	8.625%	4/15/31	400	512
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,115
Public Service Co. of Oklahoma	6.625%	11/15/37	300	316
Public Service Electric & Gas Co.	5.250%	7/1/35	675	642
Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,096
Puget Sound Energy Inc.	5.483%	6/1/35	825	771
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,483
Puget Sound Energy Inc.	5.757%	10/1/39	850	823
Puget Sound Energy Inc.	5.795%	3/15/40	675	663
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	982
San Diego Gas & Electric Co.	6.125%	9/15/37	625	665
San Diego Gas & Electric Co.	6.000%	6/1/39	650	690
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	553
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	1,740
South Carolina Electric & Gas Co.	6.050%	1/15/38	775	805
Southern California Edison Co.	6.650%	4/1/29	700	766
Southern California Edison Co.	6.000%	1/15/34	975	1,017
Southern California Edison Co.	5.750%	4/1/35	400	404
Southern California Edison Co.	5.350%	7/15/35	3,175	3,040
Southern California Edison Co.	5.550%	1/15/36	100	98
Southern California Edison Co.	5.625%	2/1/36	2,075	2,063
Southern California Edison Co.	5.550%	1/15/37	500	492
Southern California Edison Co.	5.950%	2/1/38	675	702
Southwestern Electric Power Co.	6.200%	3/15/40	700	698
Tampa Electric Co.	6.550%	5/15/36	450	476
Toledo Edison Co.	7.250%	5/1/20	1,000	1,161
Toledo Edison Co.	6.150%	5/15/37	1,500	1,516
Union Electric Co.	8.450%	3/15/39	625	824
United Utilities PLC	6.875%	8/15/28	375	385
Virginia Electric and Power Co.	6.000%	1/15/36	1,725	1,767
Virginia Electric and Power Co.	6.000%	5/15/37	825	851
Virginia Electric and Power Co.	6.350%	11/30/37	1,000	1,080
Virginia Electric and Power Co.	8.875%	11/15/38	1,200	1,676
Wisconsin Electric Power Co.	5.625%	5/15/33	450	445
Wisconsin Electric Power Co.	5.700%	12/1/36	1,675	1,671
Wisconsin Power & Light Co.	6.375%	8/15/37	950	1,004

Xcel Energy Inc.	6.500%	7/1/36	650	684

Natural Gas (1.6%)
AGL Capital Corp.	6.000%	10/1/34	850	830
DCP Midstream LLC	8.125%	8/16/30	500	588
El Paso Natural Gas Co.	8.375%	6/15/32	1,635	1,924
Enbridge Energy Partners LP	7.500%	4/15/38	525	612
Energy Transfer Partners LP	6.625%	10/15/36	1,625	1,637
Energy Transfer Partners LP	7.500%	7/1/38	775	867
Enterprise Products Operating LLC	6.875%	3/1/33	2,150	2,294
Enterprise Products Operating LLC	6.650%	10/15/34	900	937
Enterprise Products Operating LLC	7.550%	4/15/38	1,125	1,287
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,471
KeySpan Corp.	8.000%	11/15/30	1,175	1,424
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	581
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,113
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,577
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,350	1,390
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,094	2,266
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,000	1,024
Oneok Inc.	6.000%	6/15/35	975	936
ONEOK Partners LP	6.650%	10/1/36	2,925	3,042
ONEOK Partners LP	6.850%	10/15/37	200	215
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,175	1,217
Sempra Energy	6.000%	10/15/39	1,500	1,476
Southern California Gas Co.	5.750%	11/15/35	75	77
Southern Union Co.	7.600%	2/1/24	500	558
Southern Union Co.	8.250%	11/15/29	1,000	1,149
Spectra Energy Capital LLC	6.750%	2/15/32	1,705	1,771
Tennessee Gas Pipeline Co.	7.000%	10/15/28	2,650	2,795
Texas Eastern Transmission LP	7.000%	7/15/32	700	787
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	1,666
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,575	2,552
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,250	1,289
TransCanada PipeLines Ltd.	7.250%	8/15/38	200	232
TransCanada PipeLines Ltd.	7.625%	1/15/39	4,825	5,864
3 Williams Partners LP	6.300%	4/15/40	2,000	1,989

Other Utility (0.1%)
Veolia Environnement	6.750%	6/1/38	1,750	1,902
				224,322
Total Corporate Bonds (Cost $1,337,813)				1,376,838
Sovereign Bonds (U.S. Dollar-Denominated) (5.3%)
Asian Development Bank	5.593%	7/16/18	4,000	4,364
Brazilian Government International Bond	8.875%	4/15/24	3,000	3,945
Brazilian Government International Bond	8.750%	2/4/25	6,700	8,827
Brazilian Government International Bond	10.125%	5/15/27	6,700	9,822
Brazilian Government International Bond	8.250%	1/20/34	5,675	7,230
Brazilian Government International Bond	7.125%	1/20/37	7,050	8,018
Brazilian Government International Bond	11.000%	8/17/40	9,900	13,246
Brazilian Government International Bond	5.625%	1/7/41	3,150	2,965
European Investment Bank	4.875%	2/15/36	2,400	2,317
Finland Government International Bond	6.950%	2/15/26	195	230
Hydro Quebec	9.400%	2/1/21	480	656
Hydro Quebec	8.400%	1/15/22	775	1,005
Hydro Quebec	8.050%	7/7/24	5,000	6,581

Hydro Quebec	8.500%	12/1/29	1,200	1,564
Inter-American Development Bank	7.000%	6/15/25	750	902
International Bank for Reconstruction &
Development	7.625%	1/19/23	1,807	2,355
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,426
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,025	993
Korea Electric Power Corp.	7.000%	2/1/27	750	819
Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	6,200	1,622
Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	825	211
Mexico Government International Bond	8.300%	8/15/31	1,325	1,703
Mexico Government International Bond	6.750%	9/27/34	16,250	17,921
Pemex Project Funding Master Trust	6.625%	6/15/35	4,900	4,802
Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,345
Peruvian Government International Bond	7.350%	7/21/25	4,800	5,568
2 Peruvian Government International Bond	6.550%	3/14/37	5,975	6,393
Petrobras International Finance Co.	6.875%	1/20/40	4,100	4,245
Province of British Columbia Canada	6.500%	1/15/26	1,500	1,740
Province of Manitoba Canada	9.250%	4/1/20	1,500	2,043
Province of Nova Scotia Canada	9.125%	5/1/21	1,280	1,702
Province of Quebec Canada	7.500%	7/15/23	600	749
Province of Quebec Canada	7.125%	2/9/24	3,800	4,624
Province of Quebec Canada	7.500%	9/15/29	3,625	4,697
Province of Saskatchewan Canada	7.375%	7/15/13	600	696
Region of Lombardy Italy	5.804%	10/25/32	2,375	2,299
Republic of Italy	6.875%	9/27/23	6,600	7,542
Republic of Italy	5.375%	6/15/33	5,175	5,146
Republic of Korea	5.625%	11/3/25	900	913
South Africa Government International Bond	6.875%	5/27/19	900	1,005
South Africa Government International Bond	5.875%	5/30/22	2,125	2,173
3 Temasek Financial I Ltd.	5.375%	11/23/39	1,500	1,448
United Mexican States	6.050%	1/11/40	4,400	4,389
Total Sovereign Bonds (Cost $159,624)				162,241
Taxable Municipal Bonds (4.6%)
American Muni. Power Ohio Inc.	6.053%	2/15/43	600	571
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	2,750	2,776
Board of Trustees of The Leland Stanford
Junior University	4.750%	5/1/19	1,000	1,035
California GO	7.500%	4/1/34	5,500	5,681
California GO	7.550%	4/1/39	5,800	6,031
California GO	7.300%	10/1/39	4,625	4,641
California GO	7.350%	11/1/39	2,400	2,391
California GO	7.625%	3/1/40	3,100	3,231
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	650	632
Chicago IL Board of Educ. GO	6.138%	12/1/39	700	712
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	1,300	1,312
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	5,500	5,895
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	650	655
Clark County NV Airport Rev.	6.820%	7/1/45	1,000	1,042
Commonwealth Financing Auth. Pennsylvania
Rev.	6.218%	6/1/39	800	818
Connecticut GO	5.850%	3/15/32	3,250	3,414
Dallas County TX Hosp. Dist. GO	5.621%	8/15/44	850	851
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	1,725	1,844

Denver CO City & County School Dist.	5.664%	12/1/33	525	528
District of Columbia Income Tax Rev.	5.591%	12/1/34	675	671
East Bay CA Muni. Util. Dist. Water System
Rev.	5.874%	6/1/40	1,000	1,013
Emory University	5.625%	9/1/19	1,000	1,083
Georgia GO	4.503%	11/1/25	825	813
Illinois GO	4.950%	6/1/23	1,700	1,574
Illinois GO	5.100%	6/1/33	18,125	14,948
Illinois GO	6.630%	2/1/35	1,050	1,046
Illinois State Tollway Highway Auth. Toll
Highway Rev.	6.184%	1/1/34	600	608
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.851%	12/1/34	600	582
Indianapolis IN Local Public Improvement
Bond Bank Notes	6.116%	1/15/40	875	888
Johns Hopkins University	5.250%	7/1/19	1,200	1,264
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	500	485
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	525	563
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	775	762
Los Angeles CA USD GO	5.750%	7/1/34	3,700	3,406
Los Angeles CA USD GO	6.758%	7/1/34	1,700	1,757
Maryland Transp. Auth. Rev.	5.888%	7/1/43	850	857
Massachusetts GO	5.456%	12/1/39	1,900	1,899
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	1,050	1,059
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	700	637
Metro. Transp. Auth. NY Rev.	6.648%	11/15/39	1,750	1,793
Metro. Washington DC/VA Airports Auth.
Airport System Rev.	7.462%	10/1/46	775	801
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	600	588
Muni. Electric Auth. Georgia Rev.	6.637%	4/1/57	2,700	2,681
Muni. Electric Auth. Georgia Rev.	6.655%	4/1/57	2,800	2,787
Muni. Electric Auth. Georgia Rev.	7.055%	4/1/57	850	828
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	5,250	5,787
New Jersey Transp. Trust Fund Auth. Rev.	6.561%	12/15/40	1,075	1,116
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	30	31
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	570	576
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	3,050	3,545
New York City NY GO	5.206%	10/1/31	1,000	911
New York City NY GO	5.968%	3/1/36	300	298
New York City NY GO	5.985%	12/1/36	625	616
New York City NY Muni. Water Finance Auth.	6.011%	6/15/42	650	656
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/41	800	783
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.952%	6/15/42	800	800
New York City NY Transitional Finance Auth.
Rev.	5.767%	8/1/36	775	769
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	1,575	1,825
New York Metro. Transp. Auth. Rev.	6.089%	11/15/40	575	570
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.628%	3/15/39	1,000	982
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	1,350	1,333
North Texas Tollway Auth. Rev.	6.718%	1/1/49	2,500	2,631
Oregon (Taxable Pension) GO	5.762%	6/1/23	600	616
Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	1,896

Oregon GO	4.759%	6/30/28	1,850	1,537
Oregon GO	5.528%	6/30/28	1,500	1,356
Oregon State Dept. Transp. Highway Usertax
Rev.	5.834%	11/15/34	750	750
Pennsylvania GO	4.650%	2/15/26	1,100	1,071
Pennsylvania Turnpike Comm. Rev.	6.105%	12/1/39	600	613
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	1,125	1,162
President and Fellows of Harvard College	6.300%	10/1/37	1,000	1,041
Princeton University	5.700%	3/1/39	1,000	1,028
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	600	627
San Antonio TX Electric & Gas Rev.	5.718%	2/1/41	950	967
San Diego County CA Water Auth.	6.138%	5/1/49	1,200	1,216
Texas GO	5.517%	4/1/39	2,000	1,988
Tobacco Settlement West Virginia Finance
Auth. Rev.	7.467%	6/1/47	3,735	2,997
Univ. of California Regents	6.583%	5/15/49	1,075	1,109
Univ. of California Rev.	5.770%	5/15/43	2,000	1,928
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	550	533
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	675	691
Utah GO	4.554%	7/1/24	1,100	1,092
Washington GO	5.481%	8/1/39	650	657
Wisconsin GO	5.700%	5/1/26	900	904
Total Taxable Municipal Bonds (Cost $140,610)				138,461
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4 Vanguard Market Liquidity Fund
(Cost $22,553)	0.183%		22,552,516	22,553
Total Investments (99.5%) (Cost $2,988,713)				3,008,425
Other Assets and Liabilities-Net (0.5%)				15,697
Net Assets (100%)				3,024,122

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities was $23,191,000, representing 0.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
USD—United School District.

Long-Term Bond Index Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	__	1,305,374	__
Asset-Backed/Commercial Mortgage Backed Securities	__	2,958	__
Corporate Bonds	__	1,376,838	__
Sovereign Bonds	__	162,241	__
Taxable Municipal Bonds	__	138,461	__
Temporary Cash Investments	22,553	__	__
Total	22,553	2,985,872	__

C. At March 31, 2010, the cost of investment securities for tax purposes was $2,988,713,000. Net unrealized appreciation of investment securities for tax purposes was $19,712,000, consisting of unrealized gains of $91,700,000 on securities that had risen in value since their purchase and $71,988,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund

Schedule of Investments
As of March 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.1%)
U.S. Government Securities (32.9%)
United States Treasury Note/Bond	0.875%	12/31/10	350	351
United States Treasury Note/Bond	4.250%	1/15/11	225,285	232,149
United States Treasury Note/Bond	0.875%	1/31/11	118,415	118,896
United States Treasury Note/Bond	5.000%	2/15/11	20,455	21,276
United States Treasury Note/Bond	0.875%	2/28/11	862,805	866,308
United States Treasury Note/Bond	4.500%	2/28/11	81,680	84,705
United States Treasury Note/Bond	0.875%	3/31/11	84,760	85,104
United States Treasury Note/Bond	0.875%	4/30/11	3,575	3,590
United States Treasury Note/Bond	4.875%	4/30/11	256,905	269,028
United States Treasury Note/Bond	0.875%	5/31/11	17,398	17,471
United States Treasury Note/Bond	4.875%	5/31/11	35,550	37,355
United States Treasury Note/Bond	1.125%	6/30/11	322,075	324,391
United States Treasury Note/Bond	5.125%	6/30/11	759,035	802,209
United States Treasury Note/Bond	1.000%	7/31/11	216,625	217,743
United States Treasury Note/Bond	4.875%	7/31/11	1,225	1,294
United States Treasury Note/Bond	5.000%	8/15/11	9,595	10,172
United States Treasury Note/Bond	1.000%	8/31/11	188,620	189,474
United States Treasury Note/Bond	4.625%	8/31/11	49,450	52,201
United States Treasury Note/Bond	1.000%	9/30/11	139,900	140,468
United States Treasury Note/Bond	4.500%	9/30/11	29,194	30,831
United States Treasury Note/Bond	1.000%	10/31/11	25,545	25,633
United States Treasury Note/Bond	4.625%	10/31/11	133,965	142,107
United States Treasury Note/Bond	1.750%	11/15/11	16,290	16,534
United States Treasury Note/Bond	0.750%	11/30/11	223,194	222,879
United States Treasury Note/Bond	4.500%	11/30/11	19,900	21,116
United States Treasury Note/Bond	1.125%	12/15/11	153,440	154,112
United States Treasury Note/Bond	1.000%	12/31/11	11,825	11,849
United States Treasury Note/Bond	4.625%	12/31/11	1,950	2,077
United States Treasury Note/Bond	1.125%	1/15/12	106,945	107,346
United States Treasury Note/Bond	0.875%	1/31/12	296,300	295,977
United States Treasury Note/Bond	4.750%	1/31/12	30,015	32,116
United States Treasury Note/Bond	1.375%	2/15/12	109,050	109,902
United States Treasury Note/Bond	4.875%	2/15/12	291,345	312,651
United States Treasury Note/Bond	0.875%	2/29/12	24,500	24,450
United States Treasury Note/Bond	4.625%	2/29/12	81,415	87,101
United States Treasury Note/Bond	1.000%	3/31/12	237,375	237,263
United States Treasury Note/Bond	4.500%	3/31/12	115,285	123,265
United States Treasury Note/Bond	1.375%	4/15/12	319,764	322,012
United States Treasury Note/Bond	4.500%	4/30/12	279,890	299,832
United States Treasury Note/Bond	1.375%	5/15/12	387,975	390,400
United States Treasury Note/Bond	4.750%	5/31/12	328,165	353,700
United States Treasury Note/Bond	1.875%	6/15/12	145,925	148,296
United States Treasury Note/Bond	4.875%	6/30/12	178,515	193,271
United States Treasury Note/Bond	1.500%	7/15/12	52,800	53,212
United States Treasury Note/Bond	4.625%	7/31/12	122,950	132,690
United States Treasury Note/Bond	1.750%	8/15/12	352,135	356,428
United States Treasury Note/Bond	4.375%	8/15/12	40	43
United States Treasury Note/Bond	4.125%	8/31/12	5,446	5,820
United States Treasury Note/Bond	1.375%	9/15/12	178,417	178,808

United States Treasury Note/Bond	4.250%	9/30/12	25,190	27,024
United States Treasury Note/Bond	1.375%	10/15/12	62,400	62,478
United States Treasury Note/Bond	3.875%	10/31/12	47,780	50,848
United States Treasury Note/Bond	1.375%	11/15/12	144,420	144,352
United States Treasury Note/Bond	4.000%	11/15/12	16,780	17,928
United States Treasury Note/Bond	3.375%	11/30/12	1,250	1,315
United States Treasury Note/Bond	1.125%	12/15/12	442,655	438,711
United States Treasury Note/Bond	1.375%	1/15/13	691,575	689,196
United States Treasury Note/Bond	3.875%	2/15/13	197,420	210,623
United States Treasury Note/Bond	2.750%	2/28/13	34,925	36,142
United States Treasury Note/Bond	3.625%	5/15/13	10,336	10,963
United States Treasury Note/Bond	3.500%	5/31/13	11,180	11,812
United States Treasury Note/Bond	3.375%	6/30/13	21,755	22,890
United States Treasury Note/Bond	3.375%	7/31/13	11,400	11,995
United States Treasury Note/Bond	4.250%	8/15/13	30,150	32,623
United States Treasury Note/Bond	3.125%	8/31/13	57,495	59,983
United States Treasury Note/Bond	3.125%	9/30/13	549,235	572,665
United States Treasury Note/Bond	2.750%	10/31/13	588,953	605,979
United States Treasury Note/Bond	4.250%	11/15/13	6,510	7,051
United States Treasury Note/Bond	2.000%	11/30/13	39,310	39,378
United States Treasury Note/Bond	1.500%	12/31/13	293,150	287,700
United States Treasury Note/Bond	1.750%	1/31/14	154,800	153,034
United States Treasury Note/Bond	4.000%	2/15/14	44,100	47,387
United States Treasury Note/Bond	1.875%	2/28/14	255,250	253,057
United States Treasury Note/Bond	1.750%	3/31/14	569,050	560,423
United States Treasury Note/Bond	1.875%	4/30/14	226,700	223,937
United States Treasury Note/Bond	4.750%	5/15/14	42,523	46,935
United States Treasury Note/Bond	2.250%	5/31/14	172,940	173,129
United States Treasury Note/Bond	2.625%	6/30/14	142,200	144,266
United States Treasury Note/Bond	2.625%	7/31/14	202,010	204,755
United States Treasury Note/Bond	4.250%	8/15/14	6,000	6,506
United States Treasury Note/Bond	2.375%	8/31/14	173,055	173,406
United States Treasury Note/Bond	2.375%	9/30/14	138,185	138,207
United States Treasury Note/Bond	2.375%	10/31/14	255,845	255,484
United States Treasury Note/Bond	2.125%	11/30/14	430,659	424,940
United States Treasury Note/Bond	2.625%	12/31/14	74,595	75,131
United States Treasury Note/Bond	2.250%	1/31/15	207,575	205,304
United States Treasury Note/Bond	4.000%	2/15/15	84,342	90,286
United States Treasury Note/Bond	11.250%	2/15/15	49,325	69,232
United States Treasury Note/Bond	2.375%	2/28/15	288,962	286,931
United States Treasury Note/Bond	2.500%	3/31/15	250,250	249,507
United States Treasury Note/Bond	4.125%	5/15/15	155,665	167,388
United States Treasury Note/Bond	4.250%	8/15/15	54,720	59,072
United States Treasury Note/Bond	10.625%	8/15/15	5,935	8,303
United States Treasury Note/Bond	4.500%	11/15/15	15,670	17,117
United States Treasury Note/Bond	9.875%	11/15/15	262,900	360,583
United States Treasury Note/Bond	4.500%	2/15/16	115,020	125,246
United States Treasury Note/Bond	9.250%	2/15/16	6,710	9,040
United States Treasury Note/Bond	2.625%	2/29/16	194,400	190,967
United States Treasury Note/Bond	2.375%	3/31/16	66,175	63,962
United States Treasury Note/Bond	2.625%	4/30/16	14,700	14,381
United States Treasury Note/Bond	5.125%	5/15/16	282,485	316,957
United States Treasury Note/Bond	7.250%	5/15/16	48,065	59,668
United States Treasury Note/Bond	3.250%	5/31/16	50,800	51,427
United States Treasury Note/Bond	3.250%	6/30/16	251,845	254,638
United States Treasury Note/Bond	4.875%	8/15/16	101,065	111,993
United States Treasury Note/Bond	3.000%	8/31/16	83,950	83,307
United States Treasury Note/Bond	3.000%	9/30/16	227,150	224,949

United States Treasury Note/Bond	3.125%	10/31/16	117,060	116,602
United States Treasury Note/Bond	4.625%	11/15/16	15,796	17,225
United States Treasury Note/Bond	7.500%	11/15/16	84,277	106,400
United States Treasury Note/Bond	2.750%	11/30/16	46,817	45,508
United States Treasury Note/Bond	3.125%	1/31/17	226,200	224,504
United States Treasury Note/Bond	4.625%	2/15/17	175	191
United States Treasury Note/Bond	4.500%	5/15/17	17,820	19,232
United States Treasury Note/Bond	8.750%	5/15/17	325,515	439,800
United States Treasury Note/Bond	4.750%	8/15/17	316,625	346,160
United States Treasury Note/Bond	8.875%	8/15/17	43,390	59,234
United States Treasury Note/Bond	4.250%	11/15/17	241,810	255,753
United States Treasury Note/Bond	3.500%	2/15/18	118,775	119,147
United States Treasury Note/Bond	3.875%	5/15/18	425,116	435,876
United States Treasury Note/Bond	9.125%	5/15/18	3,685	5,162
United States Treasury Note/Bond	4.000%	8/15/18	252,975	260,605
United States Treasury Note/Bond	3.750%	11/15/18	144,460	145,543
United States Treasury Note/Bond	9.000%	11/15/18	25	35
United States Treasury Note/Bond	2.750%	2/15/19	24,200	22,457
United States Treasury Note/Bond	8.875%	2/15/19	176,475	246,320
United States Treasury Note/Bond	3.125%	5/15/19	117,350	111,740
United States Treasury Note/Bond	3.625%	8/15/19	84,831	83,784
United States Treasury Note/Bond	8.125%	8/15/19	65,635	88,259
United States Treasury Note/Bond	3.375%	11/15/19	472,318	455,711
United States Treasury Note/Bond	3.625%	2/15/20	391,130	384,469
United States Treasury Note/Bond	8.750%	8/15/20	244,040	344,897
United States Treasury Note/Bond	7.875%	2/15/21	208,392	280,254
United States Treasury Note/Bond	8.125%	5/15/21	11,885	16,273
United States Treasury Note/Bond	8.125%	8/15/21	136,690	187,543
United States Treasury Note/Bond	8.000%	11/15/21	59,275	80,772
United States Treasury Note/Bond	7.250%	8/15/22	2,880	3,744
United States Treasury Note/Bond	7.625%	11/15/22	9,150	12,254
United States Treasury Note/Bond	7.125%	2/15/23	86,760	111,812
United States Treasury Note/Bond	6.250%	8/15/23	418,600	503,040
United States Treasury Note/Bond	7.625%	2/15/25	612	831
United States Treasury Note/Bond	6.875%	8/15/25	46,975	60,011
United States Treasury Note/Bond	6.000%	2/15/26	2,170	2,558
United States Treasury Note/Bond	6.750%	8/15/26	186,985	237,441
United States Treasury Note/Bond	6.500%	11/15/26	6,984	8,668
United States Treasury Note/Bond	6.625%	2/15/27	81,065	101,889
United States Treasury Note/Bond	6.375%	8/15/27	44,270	54,376
United States Treasury Note/Bond	6.125%	11/15/27	4,905	5,873
United States Treasury Note/Bond	5.500%	8/15/28	34,290	38,405
United States Treasury Note/Bond	5.250%	11/15/28	7,950	8,654
United States Treasury Note/Bond	5.250%	2/15/29	89,540	97,445
United States Treasury Note/Bond	6.125%	8/15/29	108,655	130,811
United States Treasury Note/Bond	6.250%	5/15/30	60,143	73,619
United States Treasury Note/Bond	5.375%	2/15/31	59,595	65,937
United States Treasury Note/Bond	4.500%	2/15/36	38,420	37,526
United States Treasury Note/Bond	4.750%	2/15/37	439,525	445,568
United States Treasury Note/Bond	5.000%	5/15/37	82,424	86,790
United States Treasury Note/Bond	4.375%	2/15/38	65,084	61,891
United States Treasury Note/Bond	4.500%	5/15/38	108,552	105,329
United States Treasury Note/Bond	3.500%	2/15/39	238	192
United States Treasury Note/Bond	4.250%	5/15/39	193,069	178,890
United States Treasury Note/Bond	4.500%	8/15/39	412,794	398,668
United States Treasury Note/Bond	4.375%	11/15/39	332,036	313,983

	United States Treasury Note/Bond	4.625%	2/15/40	61,150	60,271
					25,214,349
Agency Bonds and Notes (7.0%)
1	American Express Bank FSB	3.150%	12/9/11	20,525	21,290
1	Bank of America Corp.	2.100%	4/30/12	51,075	51,988
1	Bank of America Corp.	3.125%	6/15/12	37,100	38,565
1	Bank of America Corp.	2.375%	6/22/12	24,075	24,668
1	Bank of America NA	1.700%	12/23/10	12,425	12,538
1	Bank of the West	2.150%	3/27/12	11,425	11,652
1	Citibank NA	1.625%	3/30/11	8,900	8,995
1	Citibank NA	1.500%	7/12/11	7,350	7,423
1	Citibank NA	1.375%	8/10/11	9,550	9,631
1	Citibank NA	1.250%	9/22/11	5,550	5,586
1	Citibank NA	1.875%	5/7/12	23,485	23,829
1	Citibank NA	1.750%	12/28/12	21,300	21,367
1	Citigroup Funding Inc.	1.375%	5/5/11	27,325	27,552
1	Citigroup Funding Inc.	2.000%	3/30/12	8,900	9,018
1	Citigroup Funding Inc.	2.125%	7/12/12	11,275	11,474
1	Citigroup Funding Inc.	1.875%	10/22/12	17,794	17,933
1	Citigroup Funding Inc.	2.250%	12/10/12	4,775	4,855
1	Citigroup Inc.	2.875%	12/9/11	23,625	24,366
1	Citigroup Inc.	2.125%	4/30/12	48,420	49,340
	Egypt Government AID Bonds	4.450%	9/15/15	12,225	12,993
2	Federal Farm Credit Bank	2.625%	4/21/11	12,325	12,597
2	Federal Farm Credit Bank	5.375%	7/18/11	23,650	25,039
2	Federal Farm Credit Bank	3.875%	8/25/11	12,750	13,287
2	Federal Farm Credit Bank	2.000%	1/17/12	17,000	17,267
2	Federal Farm Credit Bank	2.250%	4/24/12	6,300	6,426
2	Federal Farm Credit Bank	2.125%	6/18/12	14,675	14,914
2	Federal Farm Credit Bank	4.500%	10/17/12	12,375	13,272
2	Federal Farm Credit Bank	1.875%	12/7/12	9,375	9,415
2	Federal Farm Credit Bank	1.750%	2/21/13	8,775	8,765
2	Federal Farm Credit Bank	3.875%	10/7/13	37,650	39,850
2	Federal Farm Credit Bank	2.625%	4/17/14	11,375	11,502
2	Federal Farm Credit Bank	3.000%	9/22/14	11,250	11,437
2	Federal Farm Credit Bank	4.875%	12/16/15	1,625	1,767
2	Federal Farm Credit Bank	5.125%	8/25/16	9,075	9,912
2	Federal Farm Credit Bank	4.875%	1/17/17	7,900	8,481
2	Federal Farm Credit Bank	5.150%	11/15/19	15,675	16,622
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	3,705	3,820
2	Federal Home Loan Banks	1.375%	5/16/11	40,450	40,776
2	Federal Home Loan Banks	3.125%	6/10/11	8,975	9,241
2	Federal Home Loan Banks	3.625%	7/1/11	18,125	18,757
2	Federal Home Loan Banks	1.625%	7/27/11	63,375	64,134
2	Federal Home Loan Banks	5.375%	8/19/11	73,625	78,308
2	Federal Home Loan Banks	3.750%	9/9/11	4,900	5,100
2	Federal Home Loan Banks	3.625%	9/16/11	9,850	10,255
2	Federal Home Loan Banks	4.875%	11/18/11	20,490	21,804
2	Federal Home Loan Banks	1.000%	12/28/11	34,900	34,903
2	Federal Home Loan Banks	1.125%	5/18/12	18,300	18,262
2	Federal Home Loan Banks	1.875%	6/20/12	34,525	34,978
2	Federal Home Loan Banks	1.750%	8/22/12	48,375	48,790
2	Federal Home Loan Banks	1.625%	9/26/12	16,500	16,577
[2,3] Federal Home Loan Banks		2.000%	10/5/12	36,160	36,396
2	Federal Home Loan Banks	1.750%	12/14/12	16,900	16,917
2	Federal Home Loan Banks	1.500%	1/16/13	18,625	18,558
2	Federal Home Loan Banks	3.375%	2/27/13	10,075	10,554

2 Federal Home Loan Banks	1.625%	3/20/13	12,400	12,362
2 Federal Home Loan Banks	3.625%	5/29/13	150	158
2 Federal Home Loan Banks	3.875%	6/14/13	23,975	25,507
2 Federal Home Loan Banks	5.375%	6/14/13	12,150	13,451
2 Federal Home Loan Banks	5.125%	8/14/13	5,950	6,563
2 Federal Home Loan Banks	4.000%	9/6/13	15,025	16,021
2 Federal Home Loan Banks	5.250%	9/13/13	9,200	10,162
2 Federal Home Loan Banks	4.500%	9/16/13	82,825	89,706
2 Federal Home Loan Banks	3.625%	10/18/13	15,100	15,914
2 Federal Home Loan Banks	4.875%	11/27/13	19,900	21,766
2 Federal Home Loan Banks	3.125%	12/13/13	8,125	8,384
2 Federal Home Loan Banks	5.500%	8/13/14	130,050	146,184
2 Federal Home Loan Banks	2.750%	12/12/14	18,950	18,913
2 Federal Home Loan Banks	5.375%	5/18/16	44,900	50,050
2 Federal Home Loan Banks	5.125%	10/19/16	15,925	17,357
2 Federal Home Loan Banks	4.750%	12/16/16	48,610	52,175
2 Federal Home Loan Banks	4.875%	5/17/17	23,475	25,306
2 Federal Home Loan Banks	5.000%	11/17/17	18,250	19,734
2 Federal Home Loan Banks	5.375%	5/15/19	2,765	3,035
2 Federal Home Loan Banks	5.250%	12/11/20	5,350	5,780
2 Federal Home Loan Banks	5.625%	6/11/21	1,125	1,241
2 Federal Home Loan Banks	5.375%	8/15/24	24,600	25,915
2 Federal Home Loan Banks	5.500%	7/15/36	9,900	10,200
2 Federal Home Loan Mortgage Corp.	5.125%	4/18/11	46,925	49,177
2 Federal Home Loan Mortgage Corp.	1.625%	4/26/11	24,825	25,116
2 Federal Home Loan Mortgage Corp.	6.000%	6/15/11	31,395	33,399
2 Federal Home Loan Mortgage Corp.	3.875%	6/29/11	8,960	9,315
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/11	95,600	101,215
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/12	69,775	75,631
2 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	55,945	57,015
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	30,325	30,631
2 Federal Home Loan Mortgage Corp.	4.750%	6/28/12	2,000	2,148
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	41,325	45,334
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	34,575	35,162
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	31,925	34,435
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	15,125	16,142
2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	32,395	32,170
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	8,750	8,704
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	33,590	35,608
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	18,000	19,496
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	7,425	7,951
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	94,375	103,561
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	24,575	26,617
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	28,475	28,646
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	47,900	52,815
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	82,250	84,013
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	6,366
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	660
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	2,700	2,715
2 Federal Home Loan Mortgage Corp.	4.750%	1/19/16	1,375	1,490
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	54,193
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	40,650	45,591
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	15,775	17,309
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	27,825	30,261
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	10,863
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	37,352
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	395	431
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	24,287

2	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	64,675	63,066
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	11,375	13,556
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	38,739	46,994
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	224	259
2	Federal National Mortgage Assn.	2.750%	4/11/11	9,650	9,870
2	Federal National Mortgage Assn.	5.125%	4/15/11	31,100	32,581
2	Federal National Mortgage Assn.	1.375%	4/28/11	59,300	59,840
2	Federal National Mortgage Assn.	6.000%	5/15/11	37,080	39,293
2	Federal National Mortgage Assn.	3.375%	5/19/11	42,525	43,829
2	Federal National Mortgage Assn.	5.000%	10/15/11	68,775	73,103
2	Federal National Mortgage Assn.	1.000%	11/23/11	25,425	25,452
2	Federal National Mortgage Assn.	2.000%	1/9/12	121,600	123,657
2	Federal National Mortgage Assn.	0.875%	1/12/12	23,500	23,443
2	Federal National Mortgage Assn.	5.000%	2/16/12	19,975	21,434
2	Federal National Mortgage Assn.	6.125%	3/15/12	68,630	75,250
2	Federal National Mortgage Assn.	1.000%	4/4/12	18,550	18,497
2	Federal National Mortgage Assn.	1.875%	4/20/12	74,275	75,328
2	Federal National Mortgage Assn.	4.875%	5/18/12	36,870	39,708
2	Federal National Mortgage Assn.	5.250%	8/1/12	7,415	7,978
2	Federal National Mortgage Assn.	1.750%	8/10/12	20,100	20,279
2	Federal National Mortgage Assn.	4.375%	9/15/12	95,575	102,357
[2,3] Federal National Mortgage Assn.		1.550%	9/17/12	20,000	19,966
[2,3] Federal National Mortgage Assn.		1.600%	10/1/12	29,000	28,972
2	Federal National Mortgage Assn.	3.625%	2/12/13	15,250	16,075
2	Federal National Mortgage Assn.	4.750%	2/21/13	7,600	8,232
2	Federal National Mortgage Assn.	4.375%	3/15/13	12,490	13,437
2	Federal National Mortgage Assn.	4.625%	5/1/13	23,794	25,357
2	Federal National Mortgage Assn.	1.750%	5/7/13	24,000	23,941
[2,3] Federal National Mortgage Assn.		2.000%	5/24/13	19,465	19,469
2	Federal National Mortgage Assn.	3.875%	7/12/13	4,700	4,997
2	Federal National Mortgage Assn.	4.625%	10/15/13	52,275	56,863
2	Federal National Mortgage Assn.	2.875%	12/11/13	35,775	36,740
2	Federal National Mortgage Assn.	5.125%	1/2/14	3,300	3,581
2	Federal National Mortgage Assn.	2.750%	2/5/14	21,850	22,265
2	Federal National Mortgage Assn.	2.750%	3/13/14	24,750	25,195
2	Federal National Mortgage Assn.	4.125%	4/15/14	42,875	45,819
2	Federal National Mortgage Assn.	2.500%	5/15/14	42,050	42,257
2	Federal National Mortgage Assn.	3.000%	9/16/14	17,050	17,369
2	Federal National Mortgage Assn.	4.625%	10/15/14	39,125	42,507
2	Federal National Mortgage Assn.	2.625%	11/20/14	15,625	15,605
[2,3] Federal National Mortgage Assn.		3.000%	3/9/15	15,000	15,008
2	Federal National Mortgage Assn.	5.000%	4/15/15	16,810	18,500
2	Federal National Mortgage Assn.	4.375%	10/15/15	15,675	16,731
2	Federal National Mortgage Assn.	8.200%	3/10/16	50	63
2	Federal National Mortgage Assn.	5.375%	7/15/16	15,675	17,477
2	Federal National Mortgage Assn.	5.250%	9/15/16	45,925	50,776
2	Federal National Mortgage Assn.	4.875%	12/15/16	7,175	7,754
2	Federal National Mortgage Assn.	5.000%	2/13/17	79,525	86,480
2	Federal National Mortgage Assn.	5.000%	5/11/17	90,301	98,033
2	Federal National Mortgage Assn.	5.375%	6/12/17	3,750	4,155
2	Federal National Mortgage Assn.	0.000%	10/9/19	2,375	1,370
2	Federal National Mortgage Assn.	6.250%	5/15/29	1,100	1,255
2	Federal National Mortgage Assn.	7.125%	1/15/30	24,980	31,325
2	Federal National Mortgage Assn.	7.250%	5/15/30	46,901	59,597
2	Federal National Mortgage Assn.	6.625%	11/15/30	6,795	8,112
2	Federal National Mortgage Assn.	5.625%	7/15/37	11,590	12,155
2	Financing Corp. Fico	9.800%	4/6/18	1,750	2,421
2	Financing Corp. Fico	10.350%	8/3/18	4,900	7,005

2	Financing Corp. Fico	9.650%	11/2/18	10,535	14,647
2	Financing Corp. Fico	9.700%	4/5/19	1,575	2,204
1	General Electric Capital Corp.	1.800%	3/11/11	26,530	26,844
1	General Electric Capital Corp.	3.000%	12/9/11	43,900	45,390
1	General Electric Capital Corp.	2.250%	3/12/12	23,575	24,073
1	General Electric Capital Corp.	2.200%	6/8/12	42,950	43,792
1	General Electric Capital Corp.	2.125%	12/21/12	19,250	19,500
1	General Electric Capital Corp.	2.625%	12/28/12	13,150	13,501
1	GMAC Inc.	2.200%	12/19/12	2,950	2,996
1	Goldman Sachs Group Inc.	1.700%	3/15/11	11,000	11,126
1	Goldman Sachs Group Inc.	1.625%	7/15/11	10,975	11,102
1	Goldman Sachs Group Inc.	2.150%	3/15/12	6,925	7,056
1	Goldman Sachs Group Inc.	3.250%	6/15/12	23,350	24,361
1	HSBC USA Inc.	3.125%	12/16/11	15,000	15,557
	Israel Government AID Bond	5.500%	9/18/23	4,550	4,872
	Israel Government AID Bond	5.500%	12/4/23	3,200	3,426
	Israel Government AID Bond	5.500%	4/26/24	12,400	13,243
1	JPMorgan Chase & Co.	1.650%	2/23/11	21,175	21,405
1	JPMorgan Chase & Co.	3.125%	12/1/11	28,575	29,605
1	JPMorgan Chase & Co.	2.200%	6/15/12	20,950	21,387
1	JPMorgan Chase & Co.	2.125%	6/22/12	13,800	14,053
1	JPMorgan Chase & Co.	2.125%	12/26/12	32,325	32,765
1	Morgan Stanley	2.900%	12/1/10	11,375	11,558
1	Morgan Stanley	3.250%	12/1/11	30,200	31,360
1	Morgan Stanley	1.950%	6/20/12	26,250	26,636
1	PNC Funding Corp.	2.300%	6/22/12	6,075	6,211
	Private Export Funding Corp.	3.550%	4/15/13	2,275	2,382
	Private Export Funding Corp.	3.050%	10/15/14	4,600	4,609
	Private Export Funding Corp.	4.375%	3/15/19	8,700	8,625
	Private Export Funding Corp.	4.300%	12/15/21	2,675	2,519
1	Regions Bank	2.750%	12/10/10	8,275	8,406
1	Regions Bank	3.250%	12/9/11	1,500	1,557
	Resolution Funding Corp.	8.125%	10/15/19	450	558
	Resolution Funding Corp.	8.875%	7/15/20	180	236
	Resolution Funding Corp.	8.625%	1/15/30	110	155
	Small Business Administration Variable Rate
	Interest Only Custodial Receipts (U.S.
	Government Guaranteed)	2.719%	7/15/17	4,449	222
1	Sovereign Bank	2.750%	1/17/12	6,900	7,111
1	State Street Corp.	2.150%	4/30/12	11,150	11,363
2	Tennessee Valley Authority	4.750%	8/1/13	4,000	4,331
2	Tennessee Valley Authority	5.500%	7/18/17	17,100	18,865
2	Tennessee Valley Authority	4.500%	4/1/18	6,325	6,473
2	Tennessee Valley Authority	6.750%	11/1/25	1,800	2,105
2	Tennessee Valley Authority	7.125%	5/1/30	27,025	33,056
2	Tennessee Valley Authority	4.650%	6/15/35	3,825	3,464
2	Tennessee Valley Authority	5.500%	6/15/38	2,550	2,596
2	Tennessee Valley Authority	5.250%	9/15/39	5,350	5,259
2	Tennessee Valley Authority	4.875%	1/15/48	6,825	6,286
2	Tennessee Valley Authority	5.375%	4/1/56	6,250	6,197
1	US Central Federal Credit Union	1.900%	10/19/12	9,275	9,348
1	Wells Fargo & Co.	3.000%	12/9/11	28,175	29,141
1	Wells Fargo & Co.	2.125%	6/15/12	16,725	17,022
1	Western Corporate Federal Credit Union	1.750%	11/2/12	4,675	4,684
					5,343,327
Conventional Mortgage-Backed Securities (29.9%)
[2,3] Fannie Mae Pool		4.000%	9/1/10–10/1/39	695,980	700,115

[2,3] Fannie Mae Pool		4.500%	6/1/10–4/1/40	1,590,456	1,548,632
[2,3] Fannie Mae Pool		5.000%	4/1/10–4/1/40	2,666,890	2,625,585
[2,3] Fannie Mae Pool		5.500%	9/1/14–4/1/40	2,924,498	3,080,762
[2,3] Fannie Mae Pool		6.000%	9/1/10–4/1/40	2,178,265	2,292,292
[2,3] Fannie Mae Pool		6.500%	9/1/10–4/1/40	704,709	767,236
[2,3] Fannie Mae Pool		7.000%	9/1/10–11/1/38	209,938	232,180
[2,3] Fannie Mae Pool		7.500%	6/1/10–12/1/32	11,547	12,845
[2,3] Fannie Mae Pool		8.000%	12/1/11–9/1/31	3,360	3,747
[2,3] Fannie Mae Pool		8.500%	7/1/10–5/1/32	1,385	1,554
[2,3] Fannie Mae Pool		9.000%	2/1/17–8/1/30	326	367
[2,3] Fannie Mae Pool		9.500%	8/1/16–11/1/25	407	458
[2,3] Fannie Mae Pool		10.000%	10/1/14–11/1/19	69	78
[2,3] Fannie Mae Pool		10.500%	3/1/11–8/1/20	2	3
[2,3] Fannie Mae Pool		11.000%	9/1/19	4	4
[2,3] Freddie Mac Gold Pool		4.000%	5/1/10–1/1/40	376,640	381,493
[2,3] Freddie Mac Gold Pool		4.500%	4/1/10–4/1/40	1,167,994	1,192,321
[2,3] Freddie Mac Gold Pool		5.000%	4/1/11–4/1/40	1,830,064	1,840,086
[2,3] Freddie Mac Gold Pool		5.500%	3/1/11–4/1/40	1,921,385	2,032,142
[2,3] Freddie Mac Gold Pool		6.000%	8/1/10–4/1/40	1,447,236	1,396,131
[2,3] Freddie Mac Gold Pool		6.500%	7/1/10–4/1/39	362,566	395,739
[2,3] Freddie Mac Gold Pool		7.000%	8/1/10–12/1/37	62,969	69,766
[2,3] Freddie Mac Gold Pool		7.500%	5/1/10–2/1/32	7,207	7,956
[2,3] Freddie Mac Gold Pool		8.000%	4/1/10–1/1/32	5,664	6,284
[2,3] Freddie Mac Gold Pool		8.500%	4/1/10–7/1/31	1,023	1,141
[2,3] Freddie Mac Gold Pool		9.000%	7/1/20–3/1/31	700	789
[2,3] Freddie Mac Gold Pool		9.500%	4/1/16–6/1/25	154	173
[2,3] Freddie Mac Gold Pool		10.000%	10/1/16–4/1/25	49	55
[2,3] Freddie Mac Non Gold Pool		8.000%	4/1/17–6/1/17	16	17
[2,3] Freddie Mac Non Gold Pool		8.500%	6/1/18	46	51
[2,3] Freddie Mac Non Gold Pool		9.000%	7/1/16	1	1
[2,3] Freddie Mac Non Gold Pool		9.500%	10/1/18–3/1/20	4	5
3	Ginnie Mae I Pool	4.000%	8/15/18–3/1/40	82,563	80,962
3	Ginnie Mae I Pool	4.500%	6/15/18–4/1/40	831,301	843,008
3	Ginnie Mae I Pool	5.000%	11/15/17–4/1/40	1,139,500	1,186,640
3	Ginnie Mae I Pool	5.500%	3/15/15–4/1/40	720,147	764,267
3	Ginnie Mae I Pool	6.000%	4/15/11–11/15/39	379,163	406,911
3	Ginnie Mae I Pool	6.500%	10/15/10–4/1/40	133,623	145,150
3	Ginnie Mae I Pool	7.000%	10/15/10–9/15/36	19,453	21,483
3	Ginnie Mae I Pool	7.250%	9/15/25	46	51
3	Ginnie Mae I Pool	7.500%	7/15/10–6/15/32	7,572	8,361
3	Ginnie Mae I Pool	7.750%	2/15/30	4	4
3	Ginnie Mae I Pool	8.000%	7/15/10–12/15/30	5,375	5,923
3	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	1,129	1,253
3	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	2,048	2,265
3	Ginnie Mae I Pool	9.500%	5/15/16–9/15/25	522	576
3	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	214	236
3	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	183	202
3	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	17	18
3	Ginnie Mae I Pool	11.500%	3/15/13–4/15/16	20	22
3	Ginnie Mae II Pool	4.500%	1/20/35–12/20/39	48,227	48,938
3	Ginnie Mae II Pool	5.000%	12/20/32–4/1/40	212,745	221,499
3	Ginnie Mae II Pool	5.500%	6/20/34–9/20/39	251,763	266,901
3	Ginnie Mae II Pool	6.000%	3/20/31–1/20/39	253,061	271,322
3	Ginnie Mae II Pool	6.500%	3/20/31–12/20/37	81,134	87,730
3	Ginnie Mae II Pool	7.000%	3/20/28–4/20/38	2,946	3,239
3	Ginnie Mae II Pool	7.500%	8/20/30	12	14

3 Ginnie Mae II Pool	8.500%	10/20/30	21	24
				22,957,007
Nonconventional Mortgage-Backed Securities (1.3%)
[2,3] Fannie Mae Pool	2.516%	12/1/34	10,623	10,798
[2,3] Fannie Mae Pool	2.693%	1/1/35	4,647	4,786
[2,3] Fannie Mae Pool	2.800%	10/1/34	8,323	8,497
[2,3] Fannie Mae Pool	2.808%	11/1/34	6,591	6,720
[2,3] Fannie Mae Pool	3.135%	9/1/34	2,400	2,476
[2,3] Fannie Mae Pool	3.305%	1/1/40	20,172	20,508
[2,3] Fannie Mae Pool	3.809%	4/1/36	8,876	9,195
[2,3] Fannie Mae Pool	3.822%	4/1/37	8,263	8,579
[2,3] Fannie Mae Pool	3.975%	7/1/35	6,883	7,123
[2,3] Fannie Mae Pool	3.995%	5/1/35	3,922	4,021
[2,3] Fannie Mae Pool	4.134%	5/1/34	4,364	4,504
[2,3] Fannie Mae Pool	4.377%	8/1/35	14,613	15,057
[2,3] Fannie Mae Pool	4.424%	7/1/35	5,773	5,976
[2,3] Fannie Mae Pool	4.473%	10/1/36	5,110	5,295
[2,3] Fannie Mae Pool	4.548%	11/1/34	15,455	16,120
[2,3] Fannie Mae Pool	4.616%	8/1/35	10,994	11,471
[2,3] Fannie Mae Pool	4.621%	9/1/34	4,402	4,566
[2,3] Fannie Mae Pool	4.621%	12/1/35	13,019	13,550
[2,3] Fannie Mae Pool	4.626%	11/1/33	4,958	5,144
[2,3] Fannie Mae Pool	4.722%	8/1/35	6,274	6,483
[2,3] Fannie Mae Pool	4.793%	6/1/34	5,728	6,032
[2,3] Fannie Mae Pool	4.866%	9/1/35	8,353	8,621
[2,3] Fannie Mae Pool	4.949%	7/1/38	4,536	4,753
[2,3] Fannie Mae Pool	4.954%	11/1/34	2,687	2,806
[2,3] Fannie Mae Pool	4.966%	10/1/35	16,786	17,385
[2,3] Fannie Mae Pool	4.988%	11/1/33	2,573	2,693
[2,3] Fannie Mae Pool	5.021%	12/1/33	3,417	3,577
[2,3] Fannie Mae Pool	5.021%	2/1/36	7,116	7,392
[2,3] Fannie Mae Pool	5.024%	11/1/35	15,928	16,594
[2,3] Fannie Mae Pool	5.064%	8/1/37	27,118	28,476
[2,3] Fannie Mae Pool	5.073%	12/1/35	16,277	16,820
[2,3] Fannie Mae Pool	5.101%	5/1/37	4,547	4,719
[2,3] Fannie Mae Pool	5.135%	12/1/35	21,128	22,090
[2,3] Fannie Mae Pool	5.147%	3/1/38	11,070	11,609
[2,3] Fannie Mae Pool	5.149%	1/1/36	7,018	7,309
[2,3] Fannie Mae Pool	5.189%	3/1/37	9,917	10,392
[2,3] Fannie Mae Pool	5.204%	8/1/38	840	874
[2,3] Fannie Mae Pool	5.301%	7/1/38	1,106	1,153
[2,3] Fannie Mae Pool	5.348%	12/1/35	5,240	5,470
[2,3] Fannie Mae Pool	5.395%	2/1/36	4,376	4,546
[2,3] Fannie Mae Pool	5.444%	2/1/36	10,638	11,060
[2,3] Fannie Mae Pool	5.520%	4/1/37	1,071	1,130
[2,3] Fannie Mae Pool	5.536%	1/1/37	9,709	10,206
[2,3] Fannie Mae Pool	5.604%	5/1/36	3,740	3,938
[2,3] Fannie Mae Pool	5.621%	7/1/36	7,386	7,787
[2,3] Fannie Mae Pool	5.662%	3/1/37	8,495	8,962
[2,3] Fannie Mae Pool	5.663%	6/1/36	10,171	10,755
[2,3] Fannie Mae Pool	5.667%	2/1/37	15,425	16,234
[2,3] Fannie Mae Pool	5.673%	2/1/37	8,263	8,657
[2,3] Fannie Mae Pool	5.674%	6/1/37	6,281	6,566
[2,3] Fannie Mae Pool	5.677%	3/1/37	7,465	7,877
[2,3] Fannie Mae Pool	5.704%	9/1/36	5,738	6,051
[2,3] Fannie Mae Pool	5.722%	3/1/37	22,504	23,743
[2,3] Fannie Mae Pool	5.750%	1/1/36	5,217	5,475

[2,3] Fannie Mae Pool	5.758%	4/1/37	9,370	9,805
[2,3] Fannie Mae Pool	5.762%	12/1/37	19,892	20,826
[2,3] Fannie Mae Pool	5.764%	4/1/36	9,917	10,424
[2,3] Fannie Mae Pool	5.785%	4/1/37	11,800	12,428
[2,3] Fannie Mae Pool	5.846%	9/1/36	9,191	9,816
[2,3] Fannie Mae Pool	5.908%	11/1/36	9,694	10,234
[2,3] Fannie Mae Pool	5.996%	4/1/36	8,605	9,058
[2,3] Fannie Mae Pool	5.996%	6/1/36	1,314	1,382
[2,3] Fannie Mae Pool	5.996%	10/1/37	15,970	16,836
[2,3] Fannie Mae Pool	6.051%	8/1/37	11,193	11,667
[2,3] Fannie Mae Pool	6.506%	9/1/37	15,165	16,100
[2,3] Freddie Mac Non Gold Pool	2.666%	12/1/34	10,775	11,087
[2,3] Freddie Mac Non Gold Pool	2.946%	1/1/35	561	576
[2,3] Freddie Mac Non Gold Pool	3.076%	9/1/34	5,823	6,000
[2,3] Freddie Mac Non Gold Pool	3.087%	12/1/34	5,272	5,484
[2,3] Freddie Mac Non Gold Pool	3.169%	12/1/36	5,916	6,106
[2,3] Freddie Mac Non Gold Pool	3.315%	4/1/40	14,600	14,731
[2,3] Freddie Mac Non Gold Pool	3.632%	1/1/40	13,387	13,720
[2,3] Freddie Mac Non Gold Pool	4.098%	4/1/35	417	429
[2,3] Freddie Mac Non Gold Pool	4.201%	6/1/37	4,871	5,043
[2,3] Freddie Mac Non Gold Pool	4.331%	3/1/37	6,091	6,225
[2,3] Freddie Mac Non Gold Pool	4.369%	1/1/37	4,957	5,105
[2,3] Freddie Mac Non Gold Pool	4.543%	3/1/36	10,658	11,005
[2,3] Freddie Mac Non Gold Pool	4.597%	11/1/34	8,346	8,674
[2,3] Freddie Mac Non Gold Pool	4.626%	7/1/35	6,438	6,662
[2,3] Freddie Mac Non Gold Pool	4.986%	5/1/35	9,509	9,884
[2,3] Freddie Mac Non Gold Pool	5.044%	7/1/38	9,895	10,383
[2,3] Freddie Mac Non Gold Pool	5.284%	3/1/38	12,061	12,650
[2,3] Freddie Mac Non Gold Pool	5.292%	3/1/36	10,263	10,695
[2,3] Freddie Mac Non Gold Pool	5.338%	12/1/35	6,619	6,941
[2,3] Freddie Mac Non Gold Pool	5.433%	4/1/37	13,122	13,826
[2,3] Freddie Mac Non Gold Pool	5.441%	3/1/37	6,866	7,235
[2,3] Freddie Mac Non Gold Pool	5.503%	2/1/36	7,919	8,292
[2,3] Freddie Mac Non Gold Pool	5.556%	4/1/37	8,538	8,938
[2,3] Freddie Mac Non Gold Pool	5.557%	5/1/36	12,391	12,863
[2,3] Freddie Mac Non Gold Pool	5.603%	7/1/36	7,018	7,321
[2,3] Freddie Mac Non Gold Pool	5.650%	12/1/36	9,400	9,871
[2,3] Freddie Mac Non Gold Pool	5.652%	4/1/37	13,111	13,633
[2,3] Freddie Mac Non Gold Pool	5.675%	3/1/37	17,407	18,322
[2,3] Freddie Mac Non Gold Pool	5.675%	3/1/37	1,116	1,166
[2,3] Freddie Mac Non Gold Pool	5.702%	4/1/37	117	124
[2,3] Freddie Mac Non Gold Pool	5.710%	11/1/36	4,779	5,018
[2,3] Freddie Mac Non Gold Pool	5.721%	6/1/37	12,691	13,409
[2,3] Freddie Mac Non Gold Pool	5.723%	9/1/36	23,506	24,719
[2,3] Freddie Mac Non Gold Pool	5.757%	5/1/36	9,695	10,177
[2,3] Freddie Mac Non Gold Pool	5.773%	3/1/37	4,897	5,173
[2,3] Freddie Mac Non Gold Pool	5.826%	12/1/36	4,735	5,002
[2,3] Freddie Mac Non Gold Pool	5.844%	10/1/37	15,834	16,700
[2,3] Freddie Mac Non Gold Pool	5.873%	5/1/37	15,828	16,674
[2,3] Freddie Mac Non Gold Pool	5.879%	6/1/37	11,270	11,913
[2,3] Freddie Mac Non Gold Pool	5.905%	8/1/37	10,251	10,826
[2,3] Freddie Mac Non Gold Pool	5.959%	10/1/37	3,271	3,456
[2,3] Freddie Mac Non Gold Pool	5.985%	1/1/37	4,602	4,860
[2,3] Freddie Mac Non Gold Pool	6.039%	3/1/37	396	419
[2,3] Freddie Mac Non Gold Pool	6.071%	8/1/37	3,776	3,987
[2,3] Freddie Mac Non Gold Pool	6.109%	12/1/36	8,652	9,140
[2,3] Freddie Mac Non Gold Pool	6.112%	3/1/37	337	352
[2,3] Freddie Mac Non Gold Pool	6.306%	6/1/37	5,634	5,900

	[2,3] Freddie Mac Non Gold Pool		6.453%	2/1/37	5,351	5,705
	3	Ginnie Mae I Pool	7.900%	2/15/21	5	6
	3	Ginnie Mae II Pool	4.375%	6/20/29	270	277
						1,017,901
	Total U.S. Government and Agency Obligations (Cost $53,423,336)					54,532,584
Asset	-Backed/Commercial Mortgage-Backed Securities (4.0%)
	4	BA Covered Bond Issuer	5.500%	6/14/12	17,750	18,886
	3	BA Credit Card Trust	4.720%	5/15/13	8,275	8,486
		Banc of America Commercial Mortgage Inc.	5.787%	5/11/35	13,610	13,823
	3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	6,134	6,296
	3	Banc of America Commercial Mortgage Inc.	3.878%	9/11/36	502	511
	3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	6,005	5,985
	3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	4,250	4,221
	[3,5] Banc of America Commercial Mortgage Inc.		5.414%	6/10/39	10,040	10,460
	3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	28,730	28,905
	[3,5] Banc of America Commercial Mortgage Inc.		5.039%	11/10/42	3,745	3,775
	3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	8,000	7,151
	3	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	14,555	15,003
	3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	19,690	19,996
	[3,5] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	185	161
	3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	16,101	16,397
	[3,5] Banc of America Commercial Mortgage Inc.		5.120%	10/10/45	875	900
	[3,5] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	432	396
	3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	22,300	22,796
	3	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	5,660	4,904
	[3,5] Banc of America Commercial Mortgage Inc.		5.179%	9/10/47	1,504	1,362
	3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	10,275	10,092
	3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	2,175	1,854
	[3,5] Banc of America Commercial Mortgage Inc.		5.523%	1/15/49	2,700	1,472
	[3,5] Banc of America Commercial Mortgage Inc.		6.181%	2/10/51	24,200	24,474
	4	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	2,200	2,418
	4	Bank of Scotland PLC	5.250%	2/21/17	12,025	12,244
	3	Bear Stearns Commercial Mortgage
		Securities	5.610%	11/15/33	11,930	12,310
	[3,5] Bear Stearns Commercial Mortgage
		Securities	5.463%	4/12/38	1,200	1,222
	3	Bear Stearns Commercial Mortgage
		Securities	5.463%	4/12/38	20,977	21,786
	[3,5] Bear Stearns Commercial Mortgage
		Securities	5.463%	4/12/38	4,525	3,951
	3	Bear Stearns Commercial Mortgage
		Securities	4.830%	8/15/38	15,800	16,301
	[3,5] Bear Stearns Commercial Mortgage
		Securities	5.758%	9/11/38	5,250	4,547
	[3,5] Bear Stearns Commercial Mortgage
		Securities	5.758%	9/11/38	2,650	1,713
	3	Bear Stearns Commercial Mortgage
		Securities	5.455%	3/11/39	41,830	42,954
	3	Bear Stearns Commercial Mortgage
		Securities	4.680%	8/13/39	11,930	12,313
	3	Bear Stearns Commercial Mortgage
		Securities	4.740%	3/13/40	7,555	7,821
	3	Bear Stearns Commercial Mortgage
		Securities	5.667%	6/11/40	31,450	32,515
	[3,5] Bear Stearns Commercial Mortgage
		Securities	5.719%	6/11/40	2,650	1,581

3	Bear Stearns Commercial Mortgage
	Securities	5.405%	12/11/40	1,443	1,498
3	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	675	534
3	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	3,445	3,071
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	1,300	1,145
3	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	4,175	4,205
3	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	14,900	15,391
3	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	5,500	5,837
3	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	10,175	10,252
3	Bear Stearns Commercial Mortgage
	Securities	5.149%	10/12/42	615	637
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	6,280	5,160
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	4,275	2,772
3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	9,925	10,223
3	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	44,650	43,075
3	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	8,615	8,439
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	7,903	6,529
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	17,900	18,425
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	6,175	6,457
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	36,645	39,731
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	3,800	4,255
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	17,406	17,933
3	Chase Issuance Trust	4.650%	12/17/12	31,250	31,911
3	Chase Issuance Trust	4.650%	3/15/15	32,375	34,873
3	Chase Issuance Trust	5.400%	7/15/15	10,025	11,054
3	CIT Group Home Equity Loan Trust	6.200%	2/25/30	839	750
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	4,085	4,286
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	20,125	21,835
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	3,425	3,578
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	4,750	5,296
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	3,475	3,509
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	1,015	988
[3,5] Citigroup Commercial Mortgage Trust		5.729%	3/15/49	14,325	14,803
3	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	6,750	6,177
[3,5] Citigroup Commercial Mortgage Trust		5.699%	12/10/49	9,375	9,417
[3,5] Citigroup Commercial Mortgage Trust		5.699%	12/10/49	5,175	4,368
[3,5] Citigroup Commercial Mortgage Trust		6.095%	12/10/49	3,285	2,609
[3,5] Citigroup Commercial Mortgage Trust		6.095%	12/10/49	10,792	10,829
[3,5] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	7,000	6,502
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	32,891	33,941
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	18,540	18,758

3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	9,225	7,734
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	25,185	25,763
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	19,125	18,628
[3,4] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	9,484	10,011
3	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	6,600	6,590
3	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	19,825	20,072
3	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	25,203	25,789
3	Commercial Mortgage Pass Through
	Certificates	5.765%	6/10/46	16,965	17,474
[3,5] Commercial Mortgage Pass Through
	Certificates	5.791%	6/10/46	4,025	3,613
3	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	3,348	3,430
[3,5] Commercial Mortgage Pass Through
	Certificates	5.816%	12/10/49	19,073	19,222
[3,5] Countrywide Home Loan Mortgage Pass
	Through Trust	4.051%	5/25/33	3,799	3,276
3	Credit Suisse First Boston Mortgage
	Securities Corp.	6.380%	12/18/35	2,904	2,950
[3,5] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	16,120	16,417
3	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	925	757
[3,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	13,900	14,229
3	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	11,380	11,538
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	35,975	36,738
[3,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	1,965	1,806
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	26,008	25,377
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	1,147	984
3	Credit Suisse Mortgage Capital Certificates	5.548%	2/15/39	43,725	44,133
[3,5] Credit Suisse Mortgage Capital Certificates		5.549%	2/15/39	7,675	6,561
[3,5] Credit Suisse Mortgage Capital Certificates		5.723%	6/15/39	32,785	29,075
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	1,725	1,288
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	31,985	29,929
3	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	2,076	1,657
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	6,421	5,728
[3,5] CW Capital Cobalt Ltd.		5.820%	5/15/46	23,775	22,476
[3,5] CW Capital Cobalt Ltd.		5.484%	4/15/47	1,675	1,526
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	5,415	5,486
3	Discover Card Master Trust	5.100%	10/15/13	975	1,016
3	Discover Card Master Trust	5.650%	12/15/15	23,300	25,642
3	Discover Card Master Trust	5.650%	3/16/20	7,375	8,185
	Federal Housing Administration	7.430%	10/1/20	3	4
3	Fifth Third Auto Trust	4.070%	1/17/12	13,173	13,306
[3,5] First Union Commercial Mortgage Trust		6.639%	10/15/35	8,565	8,655

3 First Union National Bank Commercial
Mortgage	7.202%	10/15/32	849	861

3	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	9,800	10,210
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	15,775	16,468
3	Ford Credit Auto Owner Trust	2.420%	11/15/14	4,625	4,674
3	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	13,300	13,690
3	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	2,375	2,456
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	220	222
3	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	11,150	11,817
3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	3,015	3,097
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	17,395	17,886
[3,5] GE Capital Commercial Mortgage Corp.		5.334%	3/10/44	33,040	34,077
3	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	1,425	1,461
[3,5] GE Capital Commercial Mortgage Corp.		5.332%	11/10/45	7,248	6,604
3	GMAC Commercial Mortgage Securities Inc.	7.455%	8/16/33	4,606	4,621
3	GMAC Commercial Mortgage Securities Inc.	6.465%	4/15/34	12,041	12,328
3	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	12,605	13,036
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	1,675	1,685
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	4,095	4,148
[3,5] GMAC Commercial Mortgage Securities Inc.		5.487%	5/10/40	1,695	1,765
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	2,175	2,204
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	1,650	1,456
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	6,925	7,131
3	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	3,375	3,410
3	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	11,875	12,484
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	14,470	15,232
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	6,200	6,283
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	21,997	22,030
[3,5] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	5,315	4,891
[3,5] Greenwich Capital Commercial Funding Corp.		5.886%	7/10/38	4,275	3,618
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	1,625	1,316
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	20,190	20,032
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	14,500	14,672
[3,5] GS Mortgage Securities Corp. II		5.553%	4/10/38	9,575	9,605
[3,5] GS Mortgage Securities Corp. II		5.622%	4/10/38	4,750	4,112
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	26,610	27,295
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	15,675	15,933
3	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	2,815	2,907
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	7,900	8,365
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	14,020	14,316
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	9,525	9,830
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	3,250	3,319
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.985%	1/12/37	11,725	12,132
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.255%	7/12/37	1,365	1,417
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	7/12/37	10,030	10,337
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.350%	8/12/37	2,000	1,620
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	5,125	5,172
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.948%	9/12/37	815	688
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	15,750	16,200

3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	11,465	11,324
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	6/12/41	17,890	18,422
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.697%	7/15/42	1,500	1,507
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	2,960	2,719
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.321%	1/12/43	185	160
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.160%	4/15/43	9,466	9,571
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	3,302	3,406
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.438%	12/12/44	3,300	2,820
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.222%	12/15/44	4,250	3,933
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	27,525	28,725
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	1,650	1,044
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	1,750	1,515
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	6,740	5,811
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	4,315	3,612
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	5,850	5,938
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	9,550	9,405
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.803%	6/15/49	10,025	10,406
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.818%	6/15/49	6,150	5,911
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	29,970	29,649
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	8,925	8,992
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	23,685	22,967
[3,5] LB Commercial Conduit Mortgage Trust		5.949%	7/15/44	10,260	7,350
3	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	1,607	1,648
3	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	8,075	8,113
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	13,730	13,861
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	8,040	8,157
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	1,056	1,057
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	17,600	17,775
3	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	6,390	6,654
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	2,535	2,338
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	17,125	17,538
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	4,625	4,741
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	15,025	15,316
[3,5] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	7,550	7,818
3	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	21,100	21,540
[3,5] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	25,851	26,029
3	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	3,000	3,075

3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,175	1,070
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	3,550	3,466
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	15,755	15,326
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	4,775	3,576
[3,5] LB-UBS Commercial Mortgage Trust		5.493%	2/15/40	3,557	2,784
[3,5] LB-UBS Commercial Mortgage Trust		5.263%	11/15/40	675	629
[3,5] LB-UBS Commercial Mortgage Trust		6.155%	4/15/41	25,275	26,672
[3,5] LB-UBS Commercial Mortgage Trust		6.155%	4/15/41	4,855	4,055
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	30,870	30,945
3	MBNA Master Credit Card Trust	7.800%	10/15/12	800	806
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	9,020	9,438
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	965	900
3	Merrill Lynch Mortgage Trust	5.655%	5/12/39	10,690	10,896
[3,5] Merrill Lynch Mortgage Trust		5.656%	5/12/39	1,825	1,556
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	4,705	3,886
[3,5] Merrill Lynch Mortgage Trust		5.802%	8/12/43	3,325	2,233
[3,5] Merrill Lynch Mortgage Trust		5.291%	1/12/44	20,875	21,590
[3,5] Merrill Lynch Mortgage Trust		5.827%	6/12/50	29,018	28,466
[3,5] Merrill Lynch Mortgage Trust		5.827%	6/12/50	3,260	2,614
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,475	3,520
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	13,020	11,975
[3,5] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.516%	2/12/39	650	444
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.908%	6/12/46	32,125	34,029
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	3,660	3,111
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	20,670	18,198
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	10,275	10,509
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	24,925	22,665
3	Morgan Stanley Capital I	4.970%	4/14/40	3,805	3,838
[3,5] Morgan Stanley Capital I		5.110%	6/15/40	16,025	16,072
3	Morgan Stanley Capital I	5.030%	6/13/41	1,397	1,430
3	Morgan Stanley Capital I	5.270%	6/13/41	4,525	4,663
[3,5] Morgan Stanley Capital I		5.811%	8/12/41	2,175	1,988
3	Morgan Stanley Capital I	5.328%	11/12/41	4,700	4,750
3	Morgan Stanley Capital I	5.360%	11/12/41	7,400	6,494
3	Morgan Stanley Capital I	4.970%	12/15/41	10,100	10,367
3	Morgan Stanley Capital I	5.168%	1/14/42	3,950	4,137
[3,5] Morgan Stanley Capital I		5.649%	6/11/42	525	461
[3,5] Morgan Stanley Capital I		5.649%	6/11/42	19,150	20,050
3	Morgan Stanley Capital I	4.989%	8/13/42	24,130	24,724
3	Morgan Stanley Capital I	5.230%	9/15/42	23,925	24,268
3	Morgan Stanley Capital I	5.766%	10/15/42	8,175	8,503
[3,5] Morgan Stanley Capital I		5.770%	10/15/42	385	331
[3,5] Morgan Stanley Capital I		5.770%	10/15/42	4,325	3,358
[3,5] Morgan Stanley Capital I		5.208%	11/14/42	16,650	16,936
[3,5] Morgan Stanley Capital I		5.208%	11/14/42	500	454
3	Morgan Stanley Capital I	6.280%	1/11/43	18,375	19,618
3	Morgan Stanley Capital I	5.332%	12/15/43	8,580	8,578
[3,5] Morgan Stanley Capital I		5.385%	3/12/44	30,516	31,320
[3,5] Morgan Stanley Capital I		5.773%	7/12/44	4,396	3,915
3	Morgan Stanley Capital I	4.660%	9/13/45	3,345	3,383
[3,5] Morgan Stanley Capital I		5.654%	4/15/49	1,850	1,859
[3,5] Morgan Stanley Capital I		5.685%	4/15/49	4,775	3,109

[3,5] Morgan Stanley Capital I		5.692%	4/15/49	11,300	10,233
[3,5] Morgan Stanley Capital I		5.544%	11/12/49	7,300	6,351
3	Morgan Stanley Capital I	5.809%	12/12/49	11,345	10,911
3	Morgan Stanley Capital I	5.090%	10/12/52	7,800	7,902
[3,5] Morgan Stanley Capital I		5.204%	10/12/52	5,410	4,996
3	Morgan Stanley Capital I	4.770%	7/15/56	3,295	2,619
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	3,504	3,573
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	3,754	3,882
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	28,925	29,397
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	10,143	10,668
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	21,195	21,758
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	1,485	1,571
4	Nationwide Building Society	5.500%	7/18/12	23,525	25,124
3	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	791	807
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	6,600	7,042
4	Northern Rock Asset Management PLC	5.625%	6/22/17	40,225	39,733
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	2,372	2,399
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	7,439	7,754
3	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	365	369
3	PSE&G Transition Funding LLC	6.890%	12/15/17	21,175	25,054
3	Public Service New Hampshire Funding LLC	6.480%	5/1/15	207	225
3	Residential Asset Securities Corp.	6.489%	10/25/30	217	180
3	Salomon Brothers Mortgage Securities VII Inc.	4.467%	3/18/36	543	563
3	USAA Auto Owner Trust	4.710%	2/18/14	13,425	14,237
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	653	661
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	700	721
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	700	727
[3,5] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	3,100	3,275
[3,5] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	10,750	11,108
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	3,475	3,491
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	22,105	22,582
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	5,747	5,797
[3,5] Wachovia Bank Commercial Mortgage Trust		5.238%	7/15/41	23,020	23,328
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	19,225	19,343
[3,5] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	15,075	15,624
[3,5] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	1,700	1,377
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	6,729	6,901
[3,5] Wachovia Bank Commercial Mortgage Trust		5.740%	5/15/43	14,025	14,561
[3,5] Wachovia Bank Commercial Mortgage Trust		5.740%	5/15/43	7,000	6,021
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	14,354	14,779
3	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	3,325	2,726
[3,5] Wachovia Bank Commercial Mortgage Trust		5.209%	10/15/44	18,610	19,451
[3,5] Wachovia Bank Commercial Mortgage Trust		5.270%	12/15/44	32,450	33,807
[3,5] Wachovia Bank Commercial Mortgage Trust		5.320%	12/15/44	170	151
[3,5] Wachovia Bank Commercial Mortgage Trust		5.967%	6/15/45	1,280	1,130
[3,5] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	9,100	8,925
[3,5] Wachovia Bank Commercial Mortgage Trust		5.818%	5/15/46	5,280	4,083
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	16,475	16,870
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	11,195	9,580
3	World Omni Auto Receivables Trust	3.940%	10/15/12	13,530	13,788
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,930,114)					3,078,180
Corporate Bonds (19.8%)
Finance (7.1%)
	Banking (4.7%)
3	Abbey National Capital Trust I	8.963%	12/29/49	1,200	1,281
	American Express Bank FSB	5.550%	10/17/12	3,575	3,838
	American Express Bank FSB	5.500%	4/16/13	8,675	9,290

American Express Bank FSB	6.000%	9/13/17	4,275	4,556
American Express Centurion Bank	5.550%	10/17/12	2,775	2,979
American Express Centurion Bank	5.950%	6/12/17	1,900	2,015
American Express Centurion Bank	6.000%	9/13/17	21,950	23,322
American Express Co.	4.875%	7/15/13	5,821	6,136
American Express Co.	7.250%	5/20/14	1,225	1,386
American Express Co.	5.500%	9/12/16	3,075	3,225
American Express Co.	6.150%	8/28/17	5,575	6,007
American Express Co.	7.000%	3/19/18	31,300	35,402
American Express Co.	8.125%	5/20/19	500	604
American Express Co.	8.150%	3/19/38	1,475	1,898
3 American Express Co.	6.800%	9/1/66	6,285	6,147
American Express Credit Corp.	5.875%	5/2/13	17,300	18,748
American Express Credit Corp.	7.300%	8/20/13	17,864	20,125
American Express Credit Corp.	5.125%	8/25/14	4,200	4,450
4 American Express Travel Related Services
Co. Inc.	5.250%	11/21/11	6,625	6,920
Amsouth Bank	5.200%	4/1/15	5,150	4,719
Associates Corp. of North America	6.950%	11/1/18	250	264
Banco Santander Chile	2.875%	11/13/12	1,950	1,942
Bank of America Corp.	4.250%	10/1/10	7,875	8,019
Bank of America Corp.	5.375%	8/15/11	1,800	1,892
Bank of America Corp.	5.375%	9/11/12	5,325	5,660
Bank of America Corp.	4.875%	9/15/12	13,050	13,700
Bank of America Corp.	4.875%	1/15/13	7,881	8,243
Bank of America Corp.	4.900%	5/1/13	13,465	14,092
Bank of America Corp.	7.375%	5/15/14	6,125	6,886
Bank of America Corp.	5.375%	6/15/14	3,050	3,201
Bank of America Corp.	5.125%	11/15/14	23,200	24,052
Bank of America Corp.	4.500%	4/1/15	650	655
Bank of America Corp.	4.750%	8/1/15	225	228
Bank of America Corp.	5.250%	12/1/15	3,975	4,081
Bank of America Corp.	6.500%	8/1/16	21,200	22,923
Bank of America Corp.	5.750%	8/15/16	11,025	11,287
Bank of America Corp.	5.625%	10/14/16	6,350	6,539
Bank of America Corp.	5.420%	3/15/17	16,225	16,028
Bank of America Corp.	6.000%	9/1/17	1,060	1,101
Bank of America Corp.	5.750%	12/1/17	6,525	6,681
Bank of America Corp.	5.650%	5/1/18	51,275	51,924
Bank of America Corp.	7.625%	6/1/19	8,775	10,031
Bank of America Corp.	6.800%	3/15/28	1,025	1,024
Bank of America Corp.	6.500%	9/15/37	2,535	2,451
Bank of America NA	5.300%	3/15/17	24,375	24,133
Bank of America NA	6.100%	6/15/17	5,575	5,743
Bank of America NA	6.000%	10/15/36	13,500	12,464
Bank of New York Mellon Corp.	4.950%	1/14/11	2,500	2,585
Bank of New York Mellon Corp.	6.375%	4/1/12	300	328
Bank of New York Mellon Corp.	4.950%	11/1/12	23,750	25,762
Bank of New York Mellon Corp.	4.500%	4/1/13	2,125	2,273
Bank of New York Mellon Corp.	4.300%	5/15/14	9,495	10,007
Bank of New York Mellon Corp.	4.950%	3/15/15	9,750	10,410
Bank of New York Mellon Corp.	5.450%	5/15/19	6,240	6,663
Bank of New York Mellon Corp.	4.600%	1/15/20	6,350	6,393
Bank of Nova Scotia	2.250%	1/22/13	8,125	8,184
Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	9,350	9,970
Bank One Corp.	5.900%	11/15/11	2,520	2,680
Bank One Corp.	5.250%	1/30/13	4,000	4,278
Bank One Corp.	4.900%	4/30/15	6,075	6,304

	Bank One Corp.	7.625%	10/15/26	1,225	1,377
	Banque Paribas	6.950%	7/22/13	900	1,012
	Barclays Bank PLC	5.450%	9/12/12	6,725	7,257
	Barclays Bank PLC	2.500%	1/23/13	7,350	7,360
	Barclays Bank PLC	5.200%	7/10/14	8,925	9,519
	Barclays Bank PLC	5.000%	9/22/16	10,750	11,058
	Barclays Bank PLC	6.750%	5/22/19	8,675	9,580
	Barclays Bank PLC	5.125%	1/8/20	23,675	23,337
	BB&T Capital Trust II	6.750%	6/7/36	8,725	8,600
3	BB&T Capital Trust IV	6.820%	6/12/57	3,775	3,554
	BB&T Corp.	6.500%	8/1/11	2,455	2,598
	BB&T Corp.	3.850%	7/27/12	3,800	3,961
	BB&T Corp.	4.750%	10/1/12	6,075	6,398
	BB&T Corp.	5.700%	4/30/14	4,200	4,576
	BB&T Corp.	5.200%	12/23/15	4,712	4,937
	BB&T Corp.	4.900%	6/30/17	525	523
	BB&T Corp.	6.850%	4/30/19	5,904	6,695
	BB&T Corp.	5.250%	11/1/19	5,950	5,979
	Bear Stearns Cos. LLC	4.500%	10/28/10	2,670	2,726
	Bear Stearns Cos. LLC	5.350%	2/1/12	24,075	25,717
	Bear Stearns Cos. LLC	6.950%	8/10/12	8,037	8,957
	Bear Stearns Cos. LLC	5.700%	11/15/14	15,590	16,983
	Bear Stearns Cos. LLC	5.300%	10/30/15	6,215	6,606
	Bear Stearns Cos. LLC	5.550%	1/22/17	4,550	4,731
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,180	9,047
	Bear Stearns Cos. LLC	7.250%	2/1/18	11,303	13,039
	Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,619
	BNP Paribas	3.250%	3/11/15	3,925	3,908
	BNP Paribas US Medium-Term Note Program
	LLC	2.125%	12/21/12	13,290	13,475
	BNY Mellon NA	4.750%	12/15/14	2,800	2,977
	Branch Banking & Trust Co.	5.625%	9/15/16	5,775	6,009
4	Canadian Imperial Bank of Commerce	2.000%	2/4/13	6,900	6,869
	Capital One Bank USA NA	6.500%	6/13/13	4,350	4,765
	Capital One Bank USA NA	8.800%	7/15/19	12,250	14,804
	Capital One Capital III	7.686%	8/15/36	6,225	5,945
	Capital One Capital IV	6.745%	2/17/37	2,625	2,244
	Capital One Capital V	10.250%	8/15/39	2,625	3,106
	Capital One Capital VI	8.875%	5/15/40	1,700	1,844
	Capital One Financial Corp.	5.700%	9/15/11	3,350	3,521
	Capital One Financial Corp.	4.800%	2/21/12	1,775	1,851
	Capital One Financial Corp.	7.375%	5/23/14	7,275	8,321
	Capital One Financial Corp.	5.500%	6/1/15	6,575	6,872
	Capital One Financial Corp.	6.150%	9/1/16	5,646	5,837
	Capital One Financial Corp.	5.250%	2/21/17	1,850	1,895
	Capital One Financial Corp.	6.750%	9/15/17	5,650	6,238
	Charter One Bank NA	5.500%	4/26/11	9,825	10,166
[3,4] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	14,225	15,691
	Citigroup Inc.	5.100%	9/29/11	24,525	25,544
	Citigroup Inc.	6.000%	2/21/12	3,239	3,437
	Citigroup Inc.	5.250%	2/27/12	10,600	11,118
	Citigroup Inc.	5.500%	8/27/12	2,610	2,761
	Citigroup Inc.	5.625%	8/27/12	7,690	8,065
	Citigroup Inc.	5.300%	10/17/12	24,900	26,141
	Citigroup Inc.	5.500%	4/11/13	34,045	35,746
	Citigroup Inc.	6.500%	8/19/13	16,050	17,312
	Citigroup Inc.	5.125%	5/5/14	7,550	7,758
	Citigroup Inc.	6.375%	8/12/14	8,525	9,105

Citigroup Inc.	5.000%	9/15/14	37,046	36,932
Citigroup Inc.	5.500%	10/15/14	15,700	16,272
Citigroup Inc.	6.010%	1/15/15	8,850	9,287
Citigroup Inc.	4.700%	5/29/15	3,350	3,332
Citigroup Inc.	5.300%	1/7/16	19,375	19,629
Citigroup Inc.	5.500%	2/15/17	3,150	3,112
Citigroup Inc.	6.000%	8/15/17	15,525	15,844
Citigroup Inc.	6.125%	11/21/17	11,275	11,579
Citigroup Inc.	6.125%	5/15/18	8,300	8,475
Citigroup Inc.	8.500%	5/22/19	24,670	28,815
Citigroup Inc.	6.625%	6/15/32	2,475	2,314
Citigroup Inc.	5.875%	2/22/33	11,875	10,291
Citigroup Inc.	6.000%	10/31/33	8,400	7,352
Citigroup Inc.	5.850%	12/11/34	1,750	1,588
Citigroup Inc.	6.125%	8/25/36	8,375	7,284
Citigroup Inc.	5.875%	5/29/37	7,075	6,375
Citigroup Inc.	6.875%	3/5/38	15,875	16,107
Citigroup Inc.	8.125%	7/15/39	14,950	17,201
Comerica Bank	5.750%	11/21/16	10,775	11,156
Comerica Bank	5.200%	8/22/17	3,100	2,992
3 Comerica Capital Trust II	6.576%	2/20/37	3,400	2,992
Comerica Inc.	4.800%	5/1/15	3,400	3,423
Compass Bank	6.400%	10/1/17	2,275	2,284
Compass Bank	5.900%	4/1/26	1,975	1,734
4 Corestates Capital I	8.000%	12/15/26	4,300	4,321
Countrywide Financial Corp.	5.800%	6/7/12	6,375	6,779
Countrywide Financial Corp.	6.250%	5/15/16	1,720	1,747
Credit Suisse	5.000%	5/15/13	17,810	19,116
Credit Suisse	5.500%	5/1/14	10,600	11,537
Credit Suisse	3.500%	3/23/15	13,700	13,670
Credit Suisse	6.000%	2/15/18	10,325	10,931
Credit Suisse	5.300%	8/13/19	15,825	16,242
3 Credit Suisse	5.860%	5/15/49	8,480	7,950
Credit Suisse AG	5.400%	1/14/20	16,040	16,180
Credit Suisse USA Inc.	4.875%	8/15/10	20,275	20,595
Credit Suisse USA Inc.	5.500%	8/16/11	4,525	4,782
Credit Suisse USA Inc.	6.125%	11/15/11	12,850	13,794
Credit Suisse USA Inc.	6.500%	1/15/12	2,240	2,433
Credit Suisse USA Inc.	5.500%	8/15/13	6,250	6,854
Credit Suisse USA Inc.	5.125%	1/15/14	2,150	2,291
Credit Suisse USA Inc.	4.875%	1/15/15	16,570	17,580
Credit Suisse USA Inc.	5.125%	8/15/15	9,120	9,765
Credit Suisse USA Inc.	7.125%	7/15/32	4,971	5,902
Deutsche Bank AG	5.375%	10/12/12	13,100	14,253
Deutsche Bank AG	2.375%	1/11/13	8,250	8,273
Deutsche Bank AG	4.875%	5/20/13	23,175	24,819
Deutsche Bank AG	3.450%	3/30/15	5,500	5,456
Deutsche Bank AG	6.000%	9/1/17	20,431	22,364
Deutsche Bank Financial LLC	5.375%	3/2/15	5,950	6,290
Discover Bank	8.700%	11/18/19	5,000	5,465
FIA Card Services NA	6.625%	6/15/12	3,015	3,245
Fifth Third Bancorp	6.250%	5/1/13	5,750	6,209
Fifth Third Bancorp	5.450%	1/15/17	4,900	4,836
Fifth Third Bancorp	4.500%	6/1/18	1,525	1,397
Fifth Third Bancorp	8.250%	3/1/38	4,825	5,077
Fifth Third Bank	4.750%	2/1/15	8,825	8,935
3 Fifth Third Capital Trust IV	6.500%	4/15/67	3,400	2,881
First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,699

First Tennessee Bank NA	5.050%	1/15/15	2,400	2,252
First Union Institutional Capital I	8.040%	12/1/26	1,475	1,490
FleetBoston Financial Corp.	6.700%	7/15/28	1,900	1,877
Golden West Financial Corp.	4.750%	10/1/12	2,790	2,933
Goldman Sachs Capital I	6.345%	2/15/34	16,065	14,786
3 Goldman Sachs Capital II	5.793%	12/29/49	10,945	9,227
Goldman Sachs Group Inc.	6.600%	1/15/12	24,860	27,034
Goldman Sachs Group Inc.	5.300%	2/14/12	800	853
Goldman Sachs Group Inc.	3.625%	8/1/12	4,400	4,568
Goldman Sachs Group Inc.	5.700%	9/1/12	700	759
Goldman Sachs Group Inc.	5.450%	11/1/12	10,220	11,050
Goldman Sachs Group Inc.	5.250%	4/1/13	9,340	9,985
Goldman Sachs Group Inc.	4.750%	7/15/13	11,275	11,928
Goldman Sachs Group Inc.	5.250%	10/15/13	16,320	17,550
Goldman Sachs Group Inc.	5.150%	1/15/14	3,215	3,421
Goldman Sachs Group Inc.	6.000%	5/1/14	22,000	24,105
Goldman Sachs Group Inc.	5.000%	10/1/14	26,212	27,545
Goldman Sachs Group Inc.	5.125%	1/15/15	16,610	17,541
Goldman Sachs Group Inc.	5.350%	1/15/16	29,425	30,937
Goldman Sachs Group Inc.	5.750%	10/1/16	9,375	10,010
Goldman Sachs Group Inc.	5.625%	1/15/17	12,250	12,541
Goldman Sachs Group Inc.	6.250%	9/1/17	25,425	27,332
Goldman Sachs Group Inc.	5.950%	1/18/18	24,525	25,714
Goldman Sachs Group Inc.	6.150%	4/1/18	8,010	8,457
Goldman Sachs Group Inc.	7.500%	2/15/19	4,890	5,574
Goldman Sachs Group Inc.	5.375%	3/15/20	4,725	4,682
Goldman Sachs Group Inc.	5.950%	1/15/27	9,985	9,588
Goldman Sachs Group Inc.	6.125%	2/15/33	13,600	13,365
Goldman Sachs Group Inc.	6.450%	5/1/36	5,535	5,308
Goldman Sachs Group Inc.	6.750%	10/1/37	38,191	37,873
4 HBOS PLC	6.750%	5/21/18	6,075	5,582
HSBC Bank USA NA	4.625%	4/1/14	5,675	5,915
HSBC Bank USA NA	5.875%	11/1/34	2,500	2,420
HSBC Bank USA NA	5.625%	8/15/35	2,300	2,144
HSBC Holdings PLC	7.625%	5/17/32	925	1,037
HSBC Holdings PLC	7.350%	11/27/32	2,040	2,245
HSBC Holdings PLC	6.500%	5/2/36	17,995	18,646
HSBC Holdings PLC	6.500%	9/15/37	15,490	16,041
HSBC Holdings PLC	6.800%	6/1/38	3,410	3,667
4 ICICI Bank Ltd.	6.625%	10/3/12	6,400	6,816
JP Morgan Chase Capital XV	5.875%	3/15/35	4,815	4,354
JP Morgan Chase Capital XVII	5.850%	8/1/35	675	589
JP Morgan Chase Capital XX	6.550%	9/29/36	6,475	6,040
JP Morgan Chase Capital XXII	6.450%	2/2/37	10,800	10,002
JP Morgan Chase Capital XXV	6.800%	10/1/37	10,375	10,289
JPMorgan Chase & Co.	5.600%	6/1/11	14,700	15,469
JPMorgan Chase & Co.	4.850%	6/16/11	6,975	7,282
JPMorgan Chase & Co.	4.500%	1/15/12	6,275	6,611
JPMorgan Chase & Co.	6.625%	3/15/12	10,000	10,898
JPMorgan Chase & Co.	5.375%	10/1/12	18,495	20,033
JPMorgan Chase & Co.	5.750%	1/2/13	6,146	6,657
JPMorgan Chase & Co.	4.750%	5/1/13	15,070	16,083
JPMorgan Chase & Co.	5.375%	1/15/14	3,475	3,738
JPMorgan Chase & Co.	4.875%	3/15/14	18,100	18,888
JPMorgan Chase & Co.	4.650%	6/1/14	15,000	15,846
JPMorgan Chase & Co.	5.125%	9/15/14	21,332	22,595
JPMorgan Chase & Co.	3.700%	1/20/15	1,975	1,986
JPMorgan Chase & Co.	4.750%	3/1/15	3,900	4,088

JPMorgan Chase & Co.	5.250%	5/1/15	5,575	5,884
JPMorgan Chase & Co.	5.150%	10/1/15	7,785	8,192
JPMorgan Chase & Co.	6.125%	6/27/17	11,850	12,736
JPMorgan Chase & Co.	6.000%	1/15/18	4,500	4,867
JPMorgan Chase & Co.	6.300%	4/23/19	5,275	5,796
JPMorgan Chase & Co.	6.400%	5/15/38	65,869	71,152
JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,650
JPMorgan Chase Bank NA	6.000%	7/5/17	825	879
JPMorgan Chase Bank NA	6.000%	10/1/17	65	69
JPMorgan Chase Capital XXVII	7.000%	11/1/39	2,325	2,364
KeyBank NA	5.500%	9/17/12	5,750	6,029
KeyBank NA	5.800%	7/1/14	2,825	2,890
KeyBank NA	4.950%	9/15/15	5,950	5,867
KeyBank NA	5.450%	3/3/16	6,275	6,171
KeyBank NA	6.950%	2/1/28	1,925	1,745
KeyCorp	6.500%	5/14/13	5,325	5,681
4 Lloyds TSB Bank PLC	4.375%	1/12/15	9,300	9,147
4 Lloyds TSB Bank PLC	5.800%	1/13/20	9,425	9,095
M&I Marshall & Ilsley Bank	5.250%	9/4/12	925	923
M&I Marshall & Ilsley Bank	4.850%	6/16/15	800	697
M&I Marshall & Ilsley Bank	5.000%	1/17/17	150	129
Manufacturers & Traders Trust Co.	6.625%	12/4/17	7,050	7,525
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	411
MBNA Corp.	7.500%	3/15/12	2,845	3,102
MBNA Corp.	6.125%	3/1/13	4,075	4,373
MBNA Corp.	5.000%	6/15/15	3,775	3,770
3 Mellon Capital IV	6.244%	6/29/49	200	186
Mellon Funding Corp.	6.400%	5/14/11	350	370
Mellon Funding Corp.	5.000%	12/1/14	1,025	1,099
Merrill Lynch & Co. Inc.	5.770%	7/25/11	7,050	7,429
Merrill Lynch & Co. Inc.	6.050%	8/15/12	10,500	11,233
Merrill Lynch & Co. Inc.	5.450%	2/5/13	14,785	15,611
Merrill Lynch & Co. Inc.	6.150%	4/25/13	21,250	22,885
Merrill Lynch & Co. Inc.	5.000%	2/3/14	11,550	11,902
Merrill Lynch & Co. Inc.	5.450%	7/15/14	2,450	2,569
Merrill Lynch & Co. Inc.	5.000%	1/15/15	18,579	18,991
Merrill Lynch & Co. Inc.	6.050%	5/16/16	3,950	4,038
Merrill Lynch & Co. Inc.	5.700%	5/2/17	19,200	19,052
Merrill Lynch & Co. Inc.	6.400%	8/28/17	15,075	15,882
Merrill Lynch & Co. Inc.	6.875%	4/25/18	36,266	39,074
Merrill Lynch & Co. Inc.	6.500%	7/15/18	3,325	3,468
Merrill Lynch & Co. Inc.	6.220%	9/15/26	15,250	14,707
Merrill Lynch & Co. Inc.	6.110%	1/29/37	6,175	5,711
Merrill Lynch & Co. Inc.	7.750%	5/14/38	11,673	12,900
Morgan Stanley	6.750%	4/15/11	13,631	14,396
Morgan Stanley	5.625%	1/9/12	14,100	14,993
Morgan Stanley	6.600%	4/1/12	11,550	12,541
Morgan Stanley	5.750%	8/31/12	7,650	8,219
Morgan Stanley	5.300%	3/1/13	16,486	17,517
Morgan Stanley	6.750%	10/15/13	600	663
Morgan Stanley	4.750%	4/1/14	27,647	28,273
Morgan Stanley	6.000%	5/13/14	21,485	23,173
Morgan Stanley	4.200%	11/20/14	15,675	15,722
Morgan Stanley	4.100%	1/26/15	9,500	9,447
Morgan Stanley	6.000%	4/28/15	44,400	47,574
Morgan Stanley	5.375%	10/15/15	5,925	6,159
Morgan Stanley	5.750%	10/18/16	15,050	15,593
Morgan Stanley	5.450%	1/9/17	9,925	10,102

	Morgan Stanley	5.550%	4/27/17	3,305	3,372
	Morgan Stanley	6.250%	8/28/17	560	588
	Morgan Stanley	5.950%	12/28/17	16,475	16,952
	Morgan Stanley	6.625%	4/1/18	33,755	36,040
	Morgan Stanley	7.300%	5/13/19	3,460	3,822
	Morgan Stanley	5.625%	9/23/19	20,600	20,453
	Morgan Stanley	5.500%	1/26/20	3,075	3,017
	Morgan Stanley	6.250%	8/9/26	15,575	15,947
	Morgan Stanley	7.250%	4/1/32	10,340	11,869
	National City Bank	4.625%	5/1/13	2,500	2,602
	National City Corp.	4.900%	1/15/15	1,425	1,508
	National City Corp.	6.875%	5/15/19	875	965
3	National City Preferred Capital Trust I	12.000%	12/31/49	5,450	6,349
	North American Development Bank	4.375%	2/11/20	2,600	2,553
	North Fork Bancorporation Inc.	5.875%	8/15/12	150	157
	Northern Trust Co.	6.500%	8/15/18	1,125	1,261
	Northern Trust Corp.	5.500%	8/15/13	1,350	1,490
	Northern Trust Corp.	4.625%	5/1/14	4,200	4,488
	PNC Bank NA	4.875%	9/21/17	8,425	8,410
	PNC Bank NA	6.000%	12/7/17	1,100	1,160
	PNC Funding Corp.	5.125%	12/14/10	4,600	4,739
	PNC Funding Corp.	3.625%	2/8/15	9,625	9,687
	PNC Funding Corp.	4.250%	9/21/15	3,675	3,798
	PNC Funding Corp.	5.250%	11/15/15	8,525	8,977
	PNC Funding Corp.	5.625%	2/1/17	975	1,009
	PNC Funding Corp.	6.700%	6/10/19	6,934	7,774
	PNC Funding Corp.	5.125%	2/8/20	6,250	6,303
	Regions Bank	7.500%	5/15/18	2,050	2,054
	Regions Financial Corp.	7.750%	11/10/14	3,200	3,370
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	96	91
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	7,800	7,323
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	25,200	25,193
	Royal Bank Of Scotland NV	4.650%	6/4/18	225	197
4	Royal Bank of Scotland PLC	4.875%	8/25/14	1,700	1,710
	Royal Bank of Scotland PLC	4.875%	3/16/15	5,900	5,884
	SouthTrust Corp.	5.800%	6/15/14	2,550	2,707
	Sovereign Bank	5.125%	3/15/13	2,275	2,302
	Sovereign Bank	8.750%	5/30/18	1,595	1,817
[3,4] Standard Chartered PLC		6.409%	12/31/49	5,825	5,242
	State Street Bank and Trust Co.	5.300%	1/15/16	2,800	2,971
3	State Street Capital Trust III	8.250%	3/15/42	395	407
	State Street Corp.	4.300%	5/30/14	3,900	4,108
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	13,090	14,406
	SunTrust Bank	6.375%	4/1/11	6,330	6,612
	SunTrust Bank	5.000%	9/1/15	250	251
	SunTrust Bank	5.450%	12/1/17	400	394
	SunTrust Bank	7.250%	3/15/18	1,000	1,066
	SunTrust Banks Inc.	5.250%	11/5/12	6,350	6,681
	SunTrust Banks Inc.	6.000%	9/11/17	3,233	3,284
	SunTrust Capital VIII	6.100%	12/15/36	1,962	1,605
	UBS AG	7.000%	10/15/15	2,500	2,695
	UBS AG	5.875%	7/15/16	3,525	3,593
	UBS AG	7.375%	6/15/17	3,300	3,498
	UBS AG	5.875%	12/20/17	28,899	29,949
	UBS AG	5.750%	4/25/18	11,575	11,887
3	UBS Preferred Funding Trust II	7.247%	6/29/49	8	8
	UFJ Finance Aruba AEC	6.750%	7/15/13	20,950	23,488
	Union Bank NA	5.950%	5/11/16	3,875	4,049

UnionBanCal Corp.	5.250%	12/16/13	2,105	2,258
US Bancorp	4.200%	5/15/14	775	811
US Bancorp	3.150%	3/4/15	1,450	1,446
US Bank NA	6.375%	8/1/11	6,050	6,456
US Bank NA	6.300%	2/4/14	8,750	9,760
US Bank NA	4.950%	10/30/14	11,521	12,332
3 USB Capital IX	6.189%	4/15/49	8,115	6,898
USB Capital XIII Trust	6.625%	12/15/39	875	881
Wachovia Bank NA	4.800%	11/1/14	1,400	1,445
Wachovia Bank NA	4.875%	2/1/15	15,250	15,946
Wachovia Bank NA	5.000%	8/15/15	960	998
Wachovia Bank NA	6.000%	11/15/17	8,025	8,562
Wachovia Bank NA	5.850%	2/1/37	16,225	15,250
Wachovia Bank NA	6.600%	1/15/38	12,325	12,728
Wachovia Corp.	5.300%	10/15/11	14,050	14,867
Wachovia Corp.	4.875%	2/15/14	10,000	10,408
Wachovia Corp.	5.250%	8/1/14	5,527	5,826
Wachovia Corp.	5.625%	10/15/16	12,625	13,308
Wachovia Corp.	5.750%	6/15/17	28,875	30,789
Wachovia Corp.	5.750%	2/1/18	1,325	1,406
Wachovia Corp.	6.605%	10/1/25	175	175
Wachovia Corp.	7.500%	4/15/35	925	1,024
Wachovia Corp.	5.500%	8/1/35	3,325	2,912
Wachovia Corp.	6.550%	10/15/35	625	624
Wells Fargo & Co.	4.875%	1/12/11	11,196	11,559
Wells Fargo & Co.	6.375%	8/1/11	1,575	1,670
Wells Fargo & Co.	5.300%	8/26/11	9,125	9,619
Wells Fargo & Co.	5.125%	9/1/12	3,450	3,674
Wells Fargo & Co.	5.250%	10/23/12	33,525	36,103
Wells Fargo & Co.	4.375%	1/31/13	9,775	10,291
Wells Fargo & Co.	4.950%	10/16/13	3,825	4,041
Wells Fargo & Co.	5.000%	11/15/14	96	101
Wells Fargo & Co.	3.625%	4/15/15	4,675	4,670
Wells Fargo & Co.	5.625%	12/11/17	31,375	33,219
Wells Fargo & Co.	5.375%	2/7/35	4,675	4,381
Wells Fargo Bank NA	4.750%	2/9/15	13,825	14,352
Wells Fargo Bank NA	5.750%	5/16/16	7,725	8,307
Wells Fargo Bank NA	5.950%	8/26/36	10,375	9,888
Wells Fargo Capital X	5.950%	12/15/36	2,500	2,249
3 Wells Fargo Capital XIII	7.700%	12/29/49	11,525	11,871
3 Wells Fargo Capital XV	9.750%	12/29/49	6,575	7,364
Wells Fargo Financial Inc.	5.500%	8/1/12	3,425	3,684
Westpac Banking Corp.	2.250%	11/19/12	9,125	9,189
Westpac Banking Corp.	4.200%	2/27/15	21,650	22,263
Westpac Banking Corp.	4.875%	11/19/19	10,825	10,671

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	4,250	4,595
Ameriprise Financial Inc.	7.300%	6/28/19	400	463
Ameriprise Financial Inc.	5.300%	3/15/20	1,325	1,337
3 Ameriprise Financial Inc.	7.518%	6/1/66	925	900
BlackRock Inc.	2.250%	12/10/12	5,300	5,355
BlackRock Inc.	3.500%	12/10/14	4,275	4,323
BlackRock Inc.	6.250%	9/15/17	3,375	3,682
BlackRock Inc.	5.000%	12/10/19	625	623
Charles Schwab Corp.	4.950%	6/1/14	10,850	11,614
4 FMR LLC	7.490%	6/15/19	800	905
Invesco Ltd.	5.375%	2/27/13	25	26

Jefferies Group Inc.	8.500%	7/15/19	1,225	1,364
Jefferies Group Inc.	6.450%	6/8/27	13,500	12,038
Jefferies Group Inc.	6.250%	1/15/36	7,025	5,960
Lazard Group LLC	6.850%	6/15/17	7,650	7,743
Nomura Holdings Inc.	5.000%	3/4/15	6,825	6,951
Nomura Holdings Inc.	6.700%	3/4/20	4,350	4,504
TD Ameritrade Holding Corp.	2.950%	12/1/12	2,025	2,052
TD Ameritrade Holding Corp.	4.150%	12/1/14	2,725	2,740
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,448

Finance Companies (0.8%)
Block Financial LLC	7.875%	1/15/13	1,675	1,888
Block Financial LLC	5.125%	10/30/14	6,350	6,594
Discover Financial Services	6.450%	6/12/17	925	916
GATX Corp.	4.750%	10/1/12	2,650	2,765
General Electric Capital Corp.	4.250%	9/13/10	3,700	3,761
General Electric Capital Corp.	5.500%	4/28/11	5,525	5,807
General Electric Capital Corp.	5.000%	11/15/11	12,155	12,821
General Electric Capital Corp.	4.375%	11/21/11	1,550	1,622
General Electric Capital Corp.	5.875%	2/15/12	16,386	17,605
General Electric Capital Corp.	4.375%	3/3/12	12,450	13,048
General Electric Capital Corp.	5.000%	4/10/12	150	159
General Electric Capital Corp.	6.000%	6/15/12	25,569	27,693
General Electric Capital Corp.	3.500%	8/13/12	17,100	17,674
General Electric Capital Corp.	5.250%	10/19/12	49,090	52,636
General Electric Capital Corp.	2.800%	1/8/13	10,500	10,639
General Electric Capital Corp.	5.450%	1/15/13	8,650	9,354
General Electric Capital Corp.	4.800%	5/1/13	21,925	23,338
General Electric Capital Corp.	5.900%	5/13/14	8,175	9,000
General Electric Capital Corp.	5.500%	6/4/14	14,400	15,539
General Electric Capital Corp.	5.650%	6/9/14	9,000	9,676
General Electric Capital Corp.	3.750%	11/14/14	24,925	25,197
General Electric Capital Corp.	4.375%	9/21/15	2,900	2,983
General Electric Capital Corp.	5.400%	2/15/17	27,800	29,038
General Electric Capital Corp.	5.625%	9/15/17	5,850	6,155
General Electric Capital Corp.	5.625%	5/1/18	30,500	31,786
General Electric Capital Corp.	6.000%	8/7/19	11,650	12,302
General Electric Capital Corp.	5.500%	1/8/20	3,900	3,972
General Electric Capital Corp.	6.750%	3/15/32	36,931	39,039
General Electric Capital Corp.	6.150%	8/7/37	15,400	14,968
General Electric Capital Corp.	5.875%	1/14/38	37,300	35,382
General Electric Capital Corp.	6.875%	1/10/39	18,725	20,099
3 General Electric Capital Corp.	6.375%	11/15/67	11,950	11,233
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	1,902
HSBC Finance Corp.	5.700%	6/1/11	18,375	19,170
HSBC Finance Corp.	6.375%	10/15/11	2,575	2,740
HSBC Finance Corp.	7.000%	5/15/12	12,770	13,956
HSBC Finance Corp.	5.900%	6/19/12	3,100	3,335
HSBC Finance Corp.	6.375%	11/27/12	18,227	19,972
HSBC Finance Corp.	4.750%	7/15/13	1,575	1,654
HSBC Finance Corp.	5.250%	1/15/14	7,225	7,605
HSBC Finance Corp.	5.000%	6/30/15	22,400	23,274
HSBC Finance Corp.	5.500%	1/19/16	1,521	1,595
SLM Corp.	5.400%	10/25/11	18,600	18,800
SLM Corp.	5.375%	1/15/13	4,175	4,154
SLM Corp.	5.000%	10/1/13	4,285	4,122
SLM Corp.	5.375%	5/15/14	1,800	1,712
SLM Corp.	5.050%	11/14/14	2,235	2,068

SLM Corp.	5.000%	4/15/15	10	9
SLM Corp.	8.450%	6/15/18	17,500	17,668
SLM Corp.	8.000%	3/25/20	5,950	5,786
SLM Corp.	5.625%	8/1/33	6,220	4,778

Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/30	2,035	2,380
ACE INA Holdings Inc.	5.875%	6/15/14	900	991
ACE INA Holdings Inc.	5.600%	5/15/15	5,925	6,470
ACE INA Holdings Inc.	5.700%	2/15/17	2,930	3,147
ACE INA Holdings Inc.	5.800%	3/15/18	1,700	1,830
ACE INA Holdings Inc.	5.900%	6/15/19	1,950	2,118
AEGON Funding Co. LLC	5.750%	12/15/20	1,075	1,057
Aegon NV	4.750%	6/1/13	1,900	1,996
Aetna Inc.	5.750%	6/15/11	1,200	1,259
Aetna Inc.	6.000%	6/15/16	10,025	10,963
Aetna Inc.	6.500%	9/15/18	2,175	2,424
Aetna Inc.	6.625%	6/15/36	3,425	3,605
Aetna Inc.	6.750%	12/15/37	5,625	5,980
Aflac Inc.	8.500%	5/15/19	500	599
Aflac Inc.	6.900%	12/17/39	825	850
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	15,503	16,643
Allstate Corp.	6.125%	2/15/12	2,590	2,797
Allstate Corp.	5.000%	8/15/14	6,125	6,559
Allstate Corp.	6.125%	12/15/32	2,450	2,483
Allstate Corp.	5.350%	6/1/33	895	821
Allstate Corp.	5.550%	5/9/35	2,336	2,239
3 Allstate Corp.	6.125%	5/15/37	2,831	2,689
3 Allstate Corp.	6.500%	5/15/57	5,350	5,142
Allstate Life Global Funding Trusts	5.375%	4/30/13	11,200	12,193
American Financial Group Inc.	9.875%	6/15/19	2,225	2,614
American International Group Inc.	5.375%	10/18/11	3,475	3,575
American International Group Inc.	4.950%	3/20/12	6,080	6,186
American International Group Inc.	4.250%	5/15/13	18,551	18,087
American International Group Inc.	5.050%	10/1/15	3,200	2,968
American International Group Inc.	5.600%	10/18/16	2,000	1,850
American International Group Inc.	5.450%	5/18/17	7,425	6,803
American International Group Inc.	5.850%	1/16/18	12,550	11,640
American International Group Inc.	8.250%	8/15/18	3,325	3,466
American International Group Inc.	6.250%	5/1/36	13,860	11,937
AON Corp.	8.205%	1/1/27	1,025	1,076
Arch Capital Group Ltd.	7.350%	5/1/34	2,875	2,941
Assurant Inc.	5.625%	2/15/14	3,225	3,347
Assurant Inc.	6.750%	2/15/34	3,715	3,547
AXA SA	8.600%	12/15/30	10,295	12,379
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,150	2,237
Axis Specialty Finance LLC	5.875%	6/1/20	16,225	15,973
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	2,000	2,105
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	9,958	10,656
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	18,025	19,649
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	5,580	6,012
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	11,750	12,434
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	5,325	5,274
Berkshire Hathaway Inc.	1.400%	2/10/12	8,875	8,926
Berkshire Hathaway Inc.	2.125%	2/11/13	8,875	8,942
Berkshire Hathaway Inc.	3.200%	2/11/15	8,925	9,008
Chubb Corp.	5.200%	4/1/13	1,575	1,697
Chubb Corp.	5.750%	5/15/18	5,775	6,247

Chubb Corp.	6.000%	5/11/37	6,250	6,362
Chubb Corp.	6.500%	5/15/38	1,900	2,065
3 Chubb Corp.	6.375%	3/29/67	5,875	5,889
CIGNA Corp.	6.350%	3/15/18	1,125	1,202
CIGNA Corp.	7.875%	5/15/27	1,025	1,150
CIGNA Corp.	6.150%	11/15/36	5,675	5,483
Cincinnati Financial Corp.	6.920%	5/15/28	625	622
Cincinnati Financial Corp.	6.125%	11/1/34	3,500	3,118
CNA Financial Corp.	6.000%	8/15/11	6,100	6,364
CNA Financial Corp.	5.850%	12/15/14	4,025	4,075
CNA Financial Corp.	6.500%	8/15/16	5,675	5,783
CNA Financial Corp.	7.350%	11/15/19	125	130
Commerce Group Inc.	5.950%	12/9/13	1,375	1,384
Coventry Health Care Inc.	6.300%	8/15/14	9,515	9,630
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	3,375	3,184
Genworth Financial Inc.	5.650%	6/15/12	3,950	4,098
Genworth Financial Inc.	5.750%	6/15/14	2,496	2,540
Genworth Financial Inc.	4.950%	10/1/15	950	917
Genworth Financial Inc.	8.625%	12/15/16	1,075	1,171
Genworth Financial Inc.	6.500%	6/15/34	3,275	2,833
Hartford Financial Services Group Inc.	5.250%	10/15/11	3,900	4,063
Hartford Financial Services Group Inc.	4.625%	7/15/13	4,125	4,293
Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,111
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,600	2,606
Hartford Financial Services Group Inc.	6.300%	3/15/18	900	941
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,325	1,354
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,200	1,993
Hartford Financial Services Group Inc.	6.100%	10/1/41	3,025	2,710
HCC Insurance Holdings Inc.	6.300%	11/15/19	4,250	4,410
Humana Inc.	6.450%	6/1/16	175	182
Humana Inc.	7.200%	6/15/18	6,075	6,568
Humana Inc.	6.300%	8/1/18	200	203
Humana Inc.	8.150%	6/15/38	7,850	8,054
Jefferson-Pilot Corp.	4.750%	1/30/14	1,600	1,631
Lincoln National Corp.	6.200%	12/15/11	900	955
Lincoln National Corp.	5.650%	8/27/12	3,175	3,375
Lincoln National Corp.	6.150%	4/7/36	6,350	6,061
Loews Corp.	5.250%	3/15/16	3,200	3,335
Loews Corp.	6.000%	2/1/35	625	600
Markel Corp.	7.125%	9/30/19	6,625	7,092
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	2,500	2,541
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	400	426
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	450	465
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	7,371	7,767
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	3,300	4,082
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	300	267
MetLife Inc.	6.125%	12/1/11	650	696
MetLife Inc.	5.375%	12/15/12	6,050	6,532
MetLife Inc.	5.000%	11/24/13	4,125	4,377
MetLife Inc.	5.000%	6/15/15	3,221	3,380
MetLife Inc.	7.717%	2/15/19	2,225	2,595
MetLife Inc.	6.500%	12/15/32	2,700	2,792
MetLife Inc.	6.375%	6/15/34	2,375	2,422
MetLife Inc.	5.700%	6/15/35	1,375	1,310
MetLife Inc.	6.400%	12/15/36	9,735	8,646
4 Metropolitan Life Global Funding I	2.875%	9/17/12	14,800	14,989
4 Metropolitan Life Global Funding I	5.125%	6/10/14	3,475	3,701
Nationwide Financial Services	6.750%	5/15/37	550	462

OneBeacon US Holdings Inc.	5.875%	5/15/13	1,575	1,626
PartnerRe Finance B LLC	5.500%	6/1/20	3,875	3,821
Principal Financial Group Inc.	7.875%	5/15/14	650	739
Principal Financial Group Inc.	8.875%	5/15/19	4	5
Principal Financial Group Inc.	6.050%	10/15/36	2,600	2,432
Principal Life Income Funding Trusts	5.300%	12/14/12	4,300	4,640
Principal Life Income Funding Trusts	5.300%	4/24/13	5,575	5,971
Principal Life Income Funding Trusts	5.100%	4/15/14	3,925	4,115
Progressive Corp.	6.375%	1/15/12	1,750	1,888
Progressive Corp.	6.625%	3/1/29	4,800	5,044
Progressive Corp.	6.250%	12/1/32	225	227
3 Progressive Corp.	6.700%	6/15/37	6,900	6,752
Protective Life Corp.	7.375%	10/15/19	5,995	6,370
Protective Life Corp.	8.450%	10/15/39	5,100	5,349
Protective Life Secured Trusts	4.850%	8/16/10	1,925	1,952
Prudential Financial Inc.	5.100%	12/14/11	385	405
Prudential Financial Inc.	5.800%	6/15/12	2,200	2,366
Prudential Financial Inc.	3.625%	9/17/12	7,550	7,786
Prudential Financial Inc.	5.150%	1/15/13	2,145	2,273
Prudential Financial Inc.	4.500%	7/15/13	6,225	6,524
Prudential Financial Inc.	4.750%	4/1/14	1,875	1,934
Prudential Financial Inc.	5.100%	9/20/14	8,641	9,137
Prudential Financial Inc.	3.875%	1/14/15	11,250	11,266
Prudential Financial Inc.	6.200%	1/15/15	5,150	5,640
Prudential Financial Inc.	4.750%	9/17/15	2,825	2,908
Prudential Financial Inc.	5.500%	3/15/16	675	712
Prudential Financial Inc.	6.100%	6/15/17	1,050	1,107
Prudential Financial Inc.	6.000%	12/1/17	3,750	3,978
Prudential Financial Inc.	5.750%	7/15/33	1,575	1,476
Prudential Financial Inc.	5.400%	6/13/35	1,975	1,760
Prudential Financial Inc.	5.900%	3/17/36	3,750	3,575
Prudential Financial Inc.	5.700%	12/14/36	20,350	19,241
3 Reinsurance Group of America Inc.	6.750%	12/15/65	425	390
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	1,325	1,358
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,450	3,477
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	5,975	6,376
Torchmark Corp.	6.375%	6/15/16	3,500	3,559
Transatlantic Holdings Inc.	8.000%	11/30/39	6,200	6,330
Travelers Cos. Inc.	5.375%	6/15/12	200	216
Travelers Cos. Inc.	5.500%	12/1/15	1,425	1,563
Travelers Cos. Inc.	6.250%	6/20/16	2,625	2,906
Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,137
Travelers Cos. Inc.	5.800%	5/15/18	150	162
Travelers Cos. Inc.	5.900%	6/2/19	11,000	11,986
3 Travelers Cos. Inc.	6.250%	3/15/37	2,509	2,463
Travelers Cos. Inc.	6.250%	6/15/37	11,625	12,227
Travelers Property Casualty Corp.	6.375%	3/15/33	325	341
UnitedHealth Group Inc.	5.500%	11/15/12	7,600	8,226
UnitedHealth Group Inc.	4.875%	2/15/13	2,350	2,504
UnitedHealth Group Inc.	4.875%	4/1/13	2,350	2,511
UnitedHealth Group Inc.	5.000%	8/15/14	3,975	4,226
UnitedHealth Group Inc.	4.875%	3/15/15	2,281	2,393
UnitedHealth Group Inc.	6.000%	6/15/17	7,500	8,035
UnitedHealth Group Inc.	6.000%	2/15/18	45,855	48,883
UnitedHealth Group Inc.	5.800%	3/15/36	2,175	2,033
UnitedHealth Group Inc.	6.500%	6/15/37	1,850	1,906
UnitedHealth Group Inc.	6.625%	11/15/37	3,975	4,103
UnitedHealth Group Inc.	6.875%	2/15/38	6,175	6,566

Unum Group	7.125%	9/30/16	3,425	3,709
Validus Holdings Ltd.	8.875%	1/26/40	3,000	3,067
WellPoint Health Networks Inc.	6.375%	1/15/12	3,090	3,339
WellPoint Inc.	5.000%	1/15/11	4,900	5,051
WellPoint Inc.	6.800%	8/1/12	2,085	2,308
WellPoint Inc.	6.000%	2/15/14	2,750	3,018
WellPoint Inc.	5.000%	12/15/14	3,525	3,761
WellPoint Inc.	5.250%	1/15/16	1,836	1,940
WellPoint Inc.	5.875%	6/15/17	245	263
WellPoint Inc.	5.950%	12/15/34	6,075	5,909
WellPoint Inc.	5.850%	1/15/36	5,960	5,718
WellPoint Inc.	6.375%	6/15/37	1,030	1,058
Willis North America Inc.	5.625%	7/15/15	3,825	3,892
Willis North America Inc.	6.200%	3/28/17	2,495	2,518
Willis North America Inc.	7.000%	9/29/19	20,300	21,105
XL Capital Ltd.	5.250%	9/15/14	4,625	4,806
XL Capital Ltd.	6.375%	11/15/24	525	518
XL Capital Ltd.	6.250%	5/15/27	8,025	7,530

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	8,450	9,225
CME Group Inc.	5.750%	2/15/14	3,225	3,540
NASDAQ OMX Group Inc.	4.000%	1/15/15	3,275	3,261
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,500	2,484
ORIX Corp.	5.480%	11/22/11	5,075	5,238
XTRA Finance Corp.	5.150%	4/1/17	12,925	13,476

Real Estate Investment Trusts (0.3%)
AMB Property LP	6.625%	12/1/19	1,750	1,786
Arden Realty LP	5.250%	3/1/15	925	967
AvalonBay Communities Inc.	5.500%	1/15/12	1,081	1,134
AvalonBay Communities Inc.	6.125%	11/1/12	422	458
AvalonBay Communities Inc.	5.750%	9/15/16	825	871
Boston Properties LP	6.250%	1/15/13	4,186	4,548
Boston Properties LP	5.625%	4/15/15	4,250	4,504
Brandywine Operating Partnership LP	5.750%	4/1/12	1,481	1,538
Brandywine Operating Partnership LP	5.400%	11/1/14	1,000	1,009
Brandywine Operating Partnership LP	7.500%	5/15/15	3,950	4,266
Brandywine Operating Partnership LP	5.700%	5/1/17	380	361
Camden Property Trust	5.700%	5/15/17	5,025	4,943
Duke Realty LP	6.250%	5/15/13	800	848
Duke Realty LP	7.375%	2/15/15	8,750	9,527
Duke Realty LP	5.950%	2/15/17	4,525	4,444
Duke Realty LP	8.250%	8/15/19	3,600	3,995
Duke Realty LP	6.750%	3/15/20	1,025	1,045
ERP Operating LP	6.625%	3/15/12	4,045	4,379
ERP Operating LP	5.500%	10/1/12	3,050	3,244
ERP Operating LP	5.250%	9/15/14	1,700	1,774
ERP Operating LP	5.125%	3/15/16	825	848
ERP Operating LP	5.375%	8/1/16	2,975	3,042
ERP Operating LP	5.750%	6/15/17	1,250	1,291
HCP Inc.	6.450%	6/25/12	4,525	4,817
HCP Inc.	5.650%	12/15/13	9,655	10,064
HCP Inc.	6.300%	9/15/16	2,640	2,694
HCP Inc.	6.000%	1/30/17	1,700	1,696
HCP Inc.	5.625%	5/1/17	100	98
HCP Inc.	6.700%	1/30/18	6,200	6,319
Health Care REIT Inc.	6.000%	11/15/13	2,175	2,326

Health Care REIT Inc.	6.200%	6/1/16	9,300	9,899
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,525	1,499
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,800	2,907
Hospitality Properties Trust	7.875%	8/15/14	3,550	3,841
Hospitality Properties Trust	5.125%	2/15/15	5,170	5,007
HRPT Properties Trust	6.250%	8/15/16	1,425	1,442
HRPT Properties Trust	6.250%	6/15/17	5,075	5,007
Kimco Realty Corp.	5.783%	3/15/16	1,075	1,110
Kimco Realty Corp.	6.875%	10/1/19	6,650	7,084
Liberty Property LP	5.125%	3/2/15	8,400	8,334
Liberty Property LP	5.500%	12/15/16	1,975	1,954
Mack-Cali Realty LP	7.750%	8/15/19	2,200	2,425
National Retail Properties Inc.	6.875%	10/15/17	11,000	11,266
Nationwide Health Properties Inc.	6.250%	2/1/13	4,150	4,419
ProLogis	7.625%	8/15/14	600	656
ProLogis	5.625%	11/15/15	3,100	3,069
ProLogis	5.750%	4/1/16	2,725	2,683
ProLogis	5.625%	11/15/16	3,300	3,167
ProLogis	7.375%	10/30/19	5,100	5,252
ProLogis	6.875%	3/15/20	3,000	2,954
Realty Income Corp.	6.750%	8/15/19	6,310	6,583
Regency Centers LP	6.750%	1/15/12	6,250	6,625
Regency Centers LP	5.250%	8/1/15	2,175	2,176
Simon Property Group LP	4.875%	8/15/10	6,275	6,357
Simon Property Group LP	5.300%	5/30/13	2,710	2,859
Simon Property Group LP	6.750%	5/15/14	12,380	13,570
Simon Property Group LP	5.625%	8/15/14	150	159
Simon Property Group LP	4.200%	2/1/15	1,550	1,549
Simon Property Group LP	5.100%	6/15/15	36	37
Simon Property Group LP	5.750%	12/1/15	15,600	16,461
Simon Property Group LP	6.100%	5/1/16	50	53
Simon Property Group LP	5.250%	12/1/16	8,600	8,512
Simon Property Group LP	5.875%	3/1/17	3,250	3,322
Simon Property Group LP	6.125%	5/30/18	4,525	4,639
Simon Property Group LP	5.650%	2/1/20	3,700	3,606
Simon Property Group LP	6.750%	2/1/40	7,300	7,191
Tanger Properties LP	6.150%	11/15/15	3,525	3,656
				5,432,721
Industrial (10.5%)
Basic Industry (1.0%)
Agrium Inc.	6.750%	1/15/19	7,100	7,802
Airgas Inc.	4.500%	9/15/14	2,325	2,399
Alcoa Inc.	6.000%	1/15/12	3,331	3,518
Alcoa Inc.	5.375%	1/15/13	4,010	4,207
Alcoa Inc.	6.000%	7/15/13	10,975	11,670
Alcoa Inc.	5.550%	2/1/17	500	503
Alcoa Inc.	6.750%	7/15/18	200	207
Alcoa Inc.	5.720%	2/23/19	5,288	5,122
Alcoa Inc.	5.870%	2/23/22	1,437	1,309
Alcoa Inc.	5.900%	2/1/27	5,275	4,660
Alcoa Inc.	6.750%	1/15/28	13,550	12,600
Alcoa Inc.	5.950%	2/1/37	7,000	5,707
Allegheny Technologies Inc.	9.375%	6/1/19	25	29
ArcelorMittal	5.375%	6/1/13	11,150	11,828
ArcelorMittal	9.000%	2/15/15	13,425	16,051
ArcelorMittal	6.125%	6/1/18	9,025	9,419
ArcelorMittal	9.850%	6/1/19	12,350	15,676

ArcelorMittal	7.000%	10/15/39	5,460	5,586
Barrick Australian Finance Pty Ltd.	5.950%	10/15/39	2,675	2,669
Barrick Gold Corp.	6.950%	4/1/19	150	171
Barrick Gold Finance Co.	4.875%	11/15/14	2,700	2,872
Barrick Gold Financeco LLC	6.125%	9/15/13	13,025	14,551
Barrick North America Finance LLC	6.800%	9/15/18	5,325	6,048
Barrick North America Finance LLC	7.500%	9/15/38	6,475	7,625
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	3,350	3,584
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	125	146
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	7,451	8,004
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	8,865	9,787
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	3,575	3,927
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	25	27
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	19,500	22,243
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	1,175	1,215
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	2,450	2,539
Cliffs Natural Resources Inc.	5.900%	3/15/20	850	867
Commercial Metals Co.	6.500%	7/15/17	2,250	2,284
Commercial Metals Co.	7.350%	8/15/18	5,725	6,003
Cytec Industries Inc.	8.950%	7/1/17	1,575	1,897
Dow Chemical Co.	4.850%	8/15/12	16,630	17,565
Dow Chemical Co.	6.000%	10/1/12	1,680	1,820
Dow Chemical Co.	7.600%	5/15/14	12,500	14,302
Dow Chemical Co.	5.900%	2/15/15	33,175	35,934
Dow Chemical Co.	8.550%	5/15/19	8,937	10,788
Dow Chemical Co.	7.375%	11/1/29	3,550	3,927
Dow Chemical Co.	9.400%	5/15/39	2,125	2,833
Eastman Chemical Co.	5.500%	11/15/19	2,200	2,252
Eastman Chemical Co.	7.250%	1/15/24	925	1,036
Eastman Chemical Co.	7.600%	2/1/27	2,163	2,417
EI du Pont de Nemours & Co.	4.750%	11/15/12	3,320	3,566
EI du Pont de Nemours & Co.	5.000%	1/15/13	19,000	20,514
EI du Pont de Nemours & Co.	5.000%	7/15/13	7,075	7,632
EI du Pont de Nemours & Co.	5.875%	1/15/14	9,125	10,148
EI du Pont de Nemours & Co.	5.250%	12/15/16	686	738
EI du Pont de Nemours & Co.	6.000%	7/15/18	6,725	7,467
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,750	2,771
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	1,864
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	9,620	10,438
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	20,610	22,877
ICI Wilmington Inc.	5.625%	12/1/13	700	747
International Paper Co.	5.300%	4/1/15	4,600	4,862
International Paper Co.	7.950%	6/15/18	14,475	16,856
International Paper Co.	9.375%	5/15/19	9,800	12,225
International Paper Co.	7.500%	8/15/21	22,200	25,140
International Paper Co.	7.300%	11/15/39	625	667
Lubrizol Corp.	5.500%	10/1/14	10,125	10,969
Lubrizol Corp.	8.875%	2/1/19	850	1,068
Lubrizol Corp.	6.500%	10/1/34	8,485	8,679
Monsanto Co.	7.375%	8/15/12	1,050	1,185
Monsanto Co.	5.125%	4/15/18	3,100	3,276
Monsanto Co.	5.875%	4/15/38	1,750	1,789
4 Mosaic Co.	7.375%	12/1/14	5,200	5,557
Newmont Mining Corp.	5.125%	10/1/19	1,550	1,561
Newmont Mining Corp.	5.875%	4/1/35	2,600	2,488
Newmont Mining Corp.	6.250%	10/1/39	10,225	10,229
Nucor Corp.	5.000%	12/1/12	800	866
Nucor Corp.	5.000%	6/1/13	200	215

Nucor Corp.	5.750%	12/1/17	1,100	1,189
Nucor Corp.	5.850%	6/1/18	4,800	5,192
Nucor Corp.	6.400%	12/1/37	3,575	3,845
Placer Dome Inc.	6.450%	10/15/35	2,175	2,225
Plum Creek Timberlands LP	5.875%	11/15/15	3,550	3,702
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	8,875	9,531
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	3,950	4,213
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	775	838
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,350	5,397
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	7,050	7,029
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	775	760
PPG Industries Inc.	5.750%	3/15/13	3,850	4,171
PPG Industries Inc.	6.650%	3/15/18	8,650	9,616
Praxair Inc.	6.375%	4/1/12	1,725	1,891
Praxair Inc.	1.750%	11/15/12	2,400	2,401
Praxair Inc.	3.950%	6/1/13	775	815
Praxair Inc.	4.375%	3/31/14	2,775	2,957
Praxair Inc.	5.250%	11/15/14	6,850	7,500
Praxair Inc.	4.625%	3/30/15	325	347
Praxair Inc.	3.250%	9/15/15	800	801
Praxair Inc.	5.200%	3/15/17	1,100	1,160
Praxair Inc.	4.500%	8/15/19	2,525	2,538
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	258
Reliance Steel & Aluminum Co.	6.850%	11/15/36	550	480
Rio Tinto Alcan Inc.	4.875%	9/15/12	1,150	1,213
Rio Tinto Alcan Inc.	4.500%	5/15/13	5,875	6,171
Rio Tinto Alcan Inc.	5.200%	1/15/14	675	713
Rio Tinto Alcan Inc.	5.000%	6/1/15	900	945
Rio Tinto Alcan Inc.	6.125%	12/15/33	10,625	10,972
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	12,120	13,272
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	13,900	16,753
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	9,250	10,377
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	11,361	14,533
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,450	5,066
Rohm and Haas Co.	5.600%	3/15/13	150	161
Rohm and Haas Co.	6.000%	9/15/17	8,475	8,924
Sherwin-Williams Co.	3.125%	12/15/14	3,225	3,239
Southern Copper Corp.	7.500%	7/27/35	9,100	9,293
Vale Inco Ltd.	7.750%	5/15/12	160	175
Vale Inco Ltd.	5.700%	10/15/15	3,550	3,665
Vale Inco Ltd.	7.200%	9/15/32	1,175	1,192
Vale Overseas Ltd.	6.250%	1/11/16	2,050	2,222
Vale Overseas Ltd.	6.250%	1/23/17	4,550	4,895
Vale Overseas Ltd.	5.625%	9/15/19	4,500	4,701
Vale Overseas Ltd.	8.250%	1/17/34	2,450	2,863
Vale Overseas Ltd.	6.875%	11/21/36	13,972	14,554
Vale Overseas Ltd.	6.875%	11/10/39	7,670	7,940
Valspar Corp.	7.250%	6/15/19	1,100	1,243
WMC Finance USA Ltd.	5.125%	5/15/13	425	462
Xstrata Canada Corp.	7.350%	6/5/12	1,075	1,176
Xstrata Canada Corp.	7.250%	7/15/12	3,325	3,637
Xstrata Canada Corp.	5.375%	6/1/15	350	370
Xstrata Canada Corp.	6.000%	10/15/15	1,125	1,228
Xstrata Canada Corp.	5.500%	6/15/17	5,575	5,547

Capital Goods (1.0%)
3M Co.	4.500%	11/1/11	425	448
3M Co.	6.375%	2/15/28	3,650	4,024

3M Co.	5.700%	3/15/37	5,000	5,163
4 Acuity Brands Lighting Inc.	6.000%	12/15/19	2,975	2,914
Allied Waste North America Inc.	7.125%	5/15/16	4,150	4,515
4 BAE Systems Holdings Inc.	5.200%	8/15/15	600	626
Bemis Co. Inc.	4.875%	4/1/12	1,375	1,428
Bemis Co. Inc.	5.650%	8/1/14	2,625	2,828
Black & Decker Corp.	7.125%	6/1/11	625	662
Black & Decker Corp.	8.950%	4/15/14	1,700	2,022
Black & Decker Corp.	5.750%	11/15/16	2,325	2,548
Boeing Capital Corp.	6.500%	2/15/12	12,775	13,970
Boeing Capital Corp.	5.800%	1/15/13	336	370
Boeing Capital Corp.	3.250%	10/27/14	700	705
Boeing Co.	1.875%	11/20/12	6,885	6,910
Boeing Co.	3.500%	2/15/15	14,150	14,417
Boeing Co.	6.000%	3/15/19	25	27
Boeing Co.	4.875%	2/15/20	3,200	3,273
Boeing Co.	8.750%	8/15/21	800	1,040
Boeing Co.	7.250%	6/15/25	2,125	2,430
Boeing Co.	8.750%	9/15/31	850	1,141
Boeing Co.	6.125%	2/15/33	800	836
Boeing Co.	6.625%	2/15/38	1,820	2,036
Boeing Co.	6.875%	3/15/39	3,475	4,037
Boeing Co.	5.875%	2/15/40	2,650	2,710
Caterpillar Financial Services Corp.	5.125%	10/12/11	600	635
Caterpillar Financial Services Corp.	4.850%	12/7/12	300	323
Caterpillar Financial Services Corp.	1.900%	12/17/12	1,850	1,860
Caterpillar Financial Services Corp.	4.250%	2/8/13	4,175	4,439
Caterpillar Financial Services Corp.	6.125%	2/17/14	17,175	19,325
Caterpillar Financial Services Corp.	4.750%	2/17/15	4,550	4,867
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,625	2,732
Caterpillar Financial Services Corp.	7.150%	2/15/19	39,300	46,073
Caterpillar Inc.	7.000%	12/15/13	1,575	1,816
Caterpillar Inc.	6.625%	7/15/28	650	715
Caterpillar Inc.	7.300%	5/1/31	1,025	1,214
Caterpillar Inc.	6.050%	8/15/36	17,625	18,472
Caterpillar Inc.	8.250%	12/15/38	800	1,066
Caterpillar Inc.	6.950%	5/1/42	950	1,061
Caterpillar Inc.	7.375%	3/1/97	5,100	5,571
Cooper US Inc.	5.250%	11/15/12	4,250	4,584
Cooper US Inc.	5.450%	4/1/15	1,925	2,090
CRH America Inc.	5.625%	9/30/11	3,650	3,832
CRH America Inc.	6.950%	3/15/12	5,185	5,652
CRH America Inc.	5.300%	10/15/13	875	931
CRH America Inc.	6.000%	9/30/16	12,511	13,423
CRH America Inc.	8.125%	7/15/18	11,750	13,834
Danaher Corp.	5.625%	1/15/18	2,375	2,559
Danaher Corp.	5.400%	3/1/19	1,700	1,809
Deere & Co.	6.950%	4/25/14	5,945	6,919
Deere & Co.	4.375%	10/16/19	4,775	4,746
Deere & Co.	5.375%	10/16/29	4,275	4,249
Deere & Co.	8.100%	5/15/30	3,405	4,320
Deere & Co.	7.125%	3/3/31	925	1,093
Dover Corp.	5.450%	3/15/18	6,650	7,062
Dover Corp.	5.375%	10/15/35	550	530
Dover Corp.	6.600%	3/15/38	2,750	3,096
Eaton Corp.	4.900%	5/15/13	4,250	4,534
Eaton Corp.	5.600%	5/15/18	2,600	2,777
Embraer Overseas Ltd.	6.375%	1/24/17	4,625	4,774

Embraer Overseas Ltd.	6.375%	1/15/20	800	815
Emerson Electric Co.	7.125%	8/15/10	3,225	3,303
Emerson Electric Co.	4.625%	10/15/12	6,625	7,088
Emerson Electric Co.	4.500%	5/1/13	4,025	4,317
Emerson Electric Co.	5.250%	10/15/18	6,625	7,078
Emerson Electric Co.	4.875%	10/15/19	1,675	1,752
Emerson Electric Co.	4.250%	11/15/20	425	418
Emerson Electric Co.	6.125%	4/15/39	1,575	1,685
Emerson Electric Co.	5.250%	11/15/39	4,000	3,774
General Dynamics Corp.	4.250%	5/15/13	7,465	7,968
General Dynamics Corp.	5.250%	2/1/14	13,575	14,886
General Electric Co.	5.000%	2/1/13	29,990	32,360
General Electric Co.	5.250%	12/6/17	39,637	41,588
Goodrich Corp.	6.125%	3/1/19	550	602
Goodrich Corp.	4.875%	3/1/20	3,900	3,918
Goodrich Corp.	6.800%	7/1/36	80	87
Harsco Corp.	5.750%	5/15/18	5,075	5,015
Honeywell International Inc.	6.125%	11/1/11	2,650	2,862
Honeywell International Inc.	5.625%	8/1/12	3,550	3,884
Honeywell International Inc.	4.250%	3/1/13	1,200	1,270
Honeywell International Inc.	3.875%	2/15/14	425	444
Honeywell International Inc.	5.400%	3/15/16	1,650	1,819
Honeywell International Inc.	5.300%	3/15/17	5,100	5,393
Honeywell International Inc.	5.300%	3/1/18	650	694
Honeywell International Inc.	5.000%	2/15/19	1,825	1,896
Honeywell International Inc.	5.700%	3/15/36	2,025	2,020
Honeywell International Inc.	5.700%	3/15/37	4,125	4,115
Illinois Tool Works Inc.	5.150%	4/1/14	4,875	5,347
Illinois Tool Works Inc.	6.250%	4/1/19	7,425	8,357
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	4,150	4,554
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	13,475	16,357
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,825	6,549
John Deere Capital Corp.	5.400%	10/17/11	5,025	5,349
John Deere Capital Corp.	5.350%	1/17/12	3,650	3,900
John Deere Capital Corp.	7.000%	3/15/12	12,493	13,832
John Deere Capital Corp.	5.250%	10/1/12	850	923
John Deere Capital Corp.	4.950%	12/17/12	3,450	3,735
John Deere Capital Corp.	4.900%	9/9/13	8,275	8,951
John Deere Capital Corp.	2.950%	3/9/15	7,375	7,366
John Deere Capital Corp.	5.500%	4/13/17	50	54
John Deere Capital Corp.	5.750%	9/10/18	4,575	4,995
Joy Global Inc.	6.000%	11/15/16	1,850	1,953
4 L-3 Communications Corp.	5.200%	10/15/19	4,650	4,644
Lafarge SA	6.150%	7/15/11	875	914
Lafarge SA	6.500%	7/15/16	6,625	6,981
Lafarge SA	7.125%	7/15/36	21,100	21,141
Lockheed Martin Corp.	4.121%	3/14/13	2,250	2,374
Lockheed Martin Corp.	7.650%	5/1/16	4,800	5,726
Lockheed Martin Corp.	4.250%	11/15/19	4,650	4,495
Lockheed Martin Corp.	7.750%	5/1/26	500	609
Lockheed Martin Corp.	6.150%	9/1/36	9,650	10,083
Lockheed Martin Corp.	5.500%	11/15/39	1,850	1,796
Martin Marietta Materials Inc.	6.600%	4/15/18	5,450	5,786
Northrop Grumman Systems Corp.	7.750%	3/1/16	725	876
Northrop Grumman Systems Corp.	7.875%	3/1/26	2,075	2,514
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,031	1,263
Owens Corning	6.500%	12/1/16	5,150	5,425
Owens Corning	7.000%	12/1/36	275	271

	Parker Hannifin Corp.	5.500%	5/15/18	1,375	1,464
	Parker Hannifin Corp.	6.250%	5/15/38	1,625	1,722
	Raytheon Co.	5.500%	11/15/12	2,400	2,634
	Raytheon Co.	6.400%	12/15/18	400	455
	Raytheon Co.	4.400%	2/15/20	2,500	2,473
	Raytheon Co.	7.200%	8/15/27	3,575	4,206
	Republic Services Inc.	6.750%	8/15/11	1,600	1,704
4	Republic Services Inc.	5.500%	9/15/19	13,750	14,040
4	Republic Services Inc.	5.000%	3/1/20	3,075	3,004
4	Republic Services Inc.	5.250%	11/15/21	11,885	11,678
	Republic Services Inc.	6.086%	3/15/35	2,375	2,250
4	Republic Services Inc.	6.200%	3/1/40	3,125	3,056
	Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,240
	Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,112
	Rockwell Automation Inc.	6.250%	12/1/37	3,975	4,182
	Rockwell Collins Inc.	5.250%	7/15/19	850	892
	Roper Industries Inc.	6.625%	8/15/13	9,500	10,630
	Roper Industries Inc.	6.250%	9/1/19	2,350	2,481
[3,4] Systems 2001 AT LLC		7.156%	12/15/11	980	1,026
	Textron Inc.	5.600%	12/1/17	975	979
	Tyco International Finance SA	6.375%	10/15/11	9,975	10,686
	Tyco International Finance SA	6.000%	11/15/13	4,575	5,055
	Tyco International Finance SA	8.500%	1/15/19	925	1,146
	Tyco International Ltd. / Tyco International
	Finance SA	7.000%	12/15/19	2,975	3,407
	Tyco International Ltd. / Tyco International
	Finance SA	6.875%	1/15/21	5,700	6,493
	United Technologies Corp.	6.100%	5/15/12	125	137
	United Technologies Corp.	4.875%	5/1/15	125	136
	United Technologies Corp.	5.375%	12/15/17	12,175	13,120
	United Technologies Corp.	6.125%	2/1/19	733	824
	United Technologies Corp.	4.500%	4/15/20	8,075	8,104
	United Technologies Corp.	6.700%	8/1/28	1,317	1,466
	United Technologies Corp.	7.500%	9/15/29	2,325	2,793
	United Technologies Corp.	5.400%	5/1/35	6,375	6,125
	United Technologies Corp.	6.050%	6/1/36	4,950	5,160
	United Technologies Corp.	6.125%	7/15/38	3,008	3,197
	United Technologies Corp.	5.700%	4/15/40	7,225	7,289
	Vulcan Materials Co.	6.300%	6/15/13	2,625	2,883
	Vulcan Materials Co.	7.000%	6/15/18	4,675	5,105
	Waste Management Inc.	6.375%	11/15/12	700	773
	Waste Management Inc.	5.000%	3/15/14	1,175	1,249
	Waste Management Inc.	6.375%	3/11/15	3,400	3,800
	Waste Management Inc.	7.375%	3/11/19	9,632	11,148
	Waste Management Inc.	7.100%	8/1/26	1,050	1,139
	Waste Management Inc.	7.000%	7/15/28	80	86
	Waste Management Inc.	7.750%	5/15/32	425	497
	Waste Management Inc.	6.125%	11/30/39	7,575	7,431

	Communication (2.3%)
	Alltel Corp.	7.000%	3/15/16	5,000	5,730
	Alltel Corp.	7.875%	7/1/32	3,700	4,459
	America Movil SAB de CV	5.500%	3/1/14	2,150	2,313
	America Movil SAB de CV	5.750%	1/15/15	2,750	3,000
4	America Movil SAB de CV	5.000%	3/30/20	650	642
	America Movil SAB de CV	6.375%	3/1/35	9,100	9,212
	America Movil SAB de CV	6.125%	11/15/37	4,300	4,177
4	America Movil SAB de CV	6.125%	3/30/40	7,400	7,212

American Tower Corp.	4.625%	4/1/15	1,075	1,104
AT&T Corp.	7.300%	11/15/11	7,400	8,106
AT&T Corp.	8.000%	11/15/31	19,805	24,104
AT&T Inc.	5.875%	2/1/12	5,736	6,149
AT&T Inc.	5.875%	8/15/12	4,960	5,420
AT&T Inc.	4.950%	1/15/13	16,685	17,961
AT&T Inc.	6.700%	11/15/13	1,125	1,285
AT&T Inc.	4.850%	2/15/14	8,100	8,706
AT&T Inc.	5.100%	9/15/14	12,060	13,058
AT&T Inc.	5.625%	6/15/16	33,520	36,869
AT&T Inc.	5.500%	2/1/18	1,815	1,923
AT&T Inc.	5.600%	5/15/18	3,950	4,192
AT&T Inc.	5.800%	2/15/19	23,425	25,039
AT&T Inc.	6.450%	6/15/34	5,625	5,751
AT&T Inc.	6.150%	9/15/34	350	345
AT&T Inc.	6.500%	9/1/37	22,850	23,540
AT&T Inc.	6.300%	1/15/38	19,252	19,459
AT&T Inc.	6.400%	5/15/38	5,270	5,468
AT&T Inc.	6.550%	2/15/39	17,925	18,596
AT&T Mobility LLC	6.500%	12/15/11	3,175	3,443
AT&T Mobility LLC	7.125%	12/15/31	10,265	11,405
Bellsouth Capital Funding Corp.	7.875%	2/15/30	10,400	12,087
BellSouth Corp.	6.000%	10/15/11	250	269
BellSouth Corp.	5.200%	9/15/14	1,650	1,793
BellSouth Corp.	5.200%	12/15/16	5,850	6,270
BellSouth Corp.	6.875%	10/15/31	5,100	5,370
BellSouth Corp.	6.550%	6/15/34	5,550	5,708
BellSouth Corp.	6.000%	11/15/34	3,311	3,200
BellSouth Telecommunications Inc.	6.375%	6/1/28	7,300	7,408
British Telecommunications PLC	5.150%	1/15/13	8,323	8,785
British Telecommunications PLC	5.950%	1/15/18	11,850	12,135
British Telecommunications PLC	9.625%	12/15/30	10,885	13,677
CBS Corp.	6.625%	5/15/11	3,180	3,362
CBS Corp.	5.625%	8/15/12	3,060	3,283
CBS Corp.	4.625%	5/15/18	400	379
CBS Corp.	8.875%	5/15/19	4,575	5,535
CBS Corp.	5.750%	4/15/20	4,475	4,497
CBS Corp.	7.875%	7/30/30	1,616	1,774
CBS Corp.	5.500%	5/15/33	650	558
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	12,500	12,896
Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	8,975	9,579
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	21,575	24,981
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	29,467	32,224
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,675	15,814
CenturyTel Inc.	5.000%	2/15/15	500	511
CenturyTel Inc.	6.000%	4/1/17	325	332
CenturyTel Inc.	6.150%	9/15/19	2,550	2,535
CenturyTel Inc.	6.875%	1/15/28	800	750
CenturyTel Inc.	7.600%	9/15/39	4,875	4,699
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	2,577	2,996
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	7,036	9,439

Comcast Cable Communications LLC	6.750%	1/30/11	10,640	11,119
Comcast Cable Communications LLC	8.875%	5/1/17	2,475	3,002
Comcast Corp.	5.300%	1/15/14	4,180	4,507
Comcast Corp.	6.500%	1/15/15	1,875	2,109
Comcast Corp.	5.900%	3/15/16	10,475	11,433
Comcast Corp.	6.500%	1/15/17	325	361
Comcast Corp.	6.300%	11/15/17	37,875	41,678
Comcast Corp.	5.875%	2/15/18	13,550	14,509
Comcast Corp.	5.700%	5/15/18	4,600	4,865
Comcast Corp.	5.700%	7/1/19	1,150	1,203
Comcast Corp.	5.150%	3/1/20	800	805
Comcast Corp.	5.650%	6/15/35	2,975	2,761
Comcast Corp.	6.500%	11/15/35	15,500	15,856
Comcast Corp.	6.450%	3/15/37	1,661	1,689
Comcast Corp.	6.950%	8/15/37	6,650	7,176
Comcast Corp.	6.400%	5/15/38	1,500	1,516
COX Communications Inc.	7.125%	10/1/12	8,625	9,651
COX Communications Inc.	5.450%	12/15/14	10,060	10,898
COX Communications Inc.	5.500%	10/1/15	625	673
Deutsche Telekom International Finance BV	5.875%	8/20/13	11,050	12,051
Deutsche Telekom International Finance BV	4.875%	7/8/14	5,025	5,295
Deutsche Telekom International Finance BV	5.750%	3/23/16	7,595	8,184
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	364
Deutsche Telekom International Finance BV	6.000%	7/8/19	7,175	7,693
Deutsche Telekom International Finance BV	8.750%	6/15/30	17,816	22,889
4 DIRECTV Holdings LLC	3.550%	3/15/15	5,525	5,469
4 DIRECTV Holdings LLC	5.200%	3/15/20	2,800	2,782
4 DIRECTV Holdings LLC	6.350%	3/15/40	1,875	1,883
4 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	5,550	5,794
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	2,000	2,235
4 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	29,500	30,789
Embarq Corp.	6.738%	6/1/13	500	545
Embarq Corp.	7.082%	6/1/16	17,331	18,859
Embarq Corp.	7.995%	6/1/36	15,140	15,435
France Telecom SA	4.375%	7/8/14	5,400	5,722
France Telecom SA	8.500%	3/1/31	16,800	22,333
Grupo Televisa SA	6.625%	3/18/25	3,450	3,544
Grupo Televisa SA	8.500%	3/11/32	550	669
Grupo Televisa SA	6.625%	1/15/40	2,250	2,233
GTE Corp.	8.750%	11/1/21	3,060	3,803
GTE Corp.	6.940%	4/15/28	3,570	3,748
Koninklijke KPN NV	8.375%	10/1/30	3,055	3,812
McGraw-Hill Cos. Inc.	5.375%	11/15/12	1,550	1,669
McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,050	5,340
McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,650	7,126
New Cingular Wireless Services Inc.	8.125%	5/1/12	25,779	29,113
New Cingular Wireless Services Inc.	8.750%	3/1/31	3,295	4,218
News America Holdings Inc.	9.250%	2/1/13	151	178
News America Holdings Inc.	8.000%	10/17/16	3,840	4,527
News America Holdings Inc.	7.700%	10/30/25	700	784
News America Holdings Inc.	8.150%	10/17/36	2,175	2,543
News America Holdings Inc.	7.750%	12/1/45	1,350	1,569
News America Inc.	5.300%	12/15/14	4,050	4,422
News America Inc.	7.250%	5/18/18	150	174
News America Inc.	6.900%	3/1/19	2,500	2,847

News America Inc.	6.550%	3/15/33	11,665	12,063
News America Inc.	6.200%	12/15/34	15,166	15,131
News America Inc.	6.400%	12/15/35	18,010	18,427
News America Inc.	6.900%	8/15/39	4,900	5,313
Omnicom Group Inc.	5.900%	4/15/16	750	809
Pacific Bell Telephone Co.	7.125%	3/15/26	1,275	1,395
Qwest Corp.	7.875%	9/1/11	5,050	5,366
Qwest Corp.	8.875%	3/15/12	4,886	5,326
Qwest Corp.	7.500%	10/1/14	8,200	8,938
Qwest Corp.	8.375%	5/1/16	2,800	3,150
Qwest Corp.	6.500%	6/1/17	3,250	3,388
Qwest Corp.	7.500%	6/15/23	3,925	3,915
Qwest Corp.	6.875%	9/15/33	5,250	5,040
Reed Elsevier Capital Inc.	4.625%	6/15/12	1,100	1,154
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,825	4,406
Reed Elsevier Capital Inc.	8.625%	1/15/19	3,775	4,712
Rogers Communications Inc.	7.250%	12/15/12	3,090	3,501
Rogers Communications Inc.	6.375%	3/1/14	13,225	14,656
Rogers Communications Inc.	5.500%	3/15/14	1,450	1,559
Rogers Communications Inc.	6.800%	8/15/18	32,075	36,368
Rogers Communications Inc.	7.500%	8/15/38	225	263
RR Donnelley & Sons Co.	4.950%	4/1/14	1,000	1,008
RR Donnelley & Sons Co.	5.500%	5/15/15	1,335	1,334
RR Donnelley & Sons Co.	8.600%	8/15/16	9,800	10,869
RR Donnelley & Sons Co.	6.125%	1/15/17	6,125	6,135
TCI Communications Inc.	8.750%	8/1/15	13,980	16,915
TCI Communications Inc.	7.875%	2/15/26	580	663
Telecom Italia Capital SA	4.875%	10/1/10	2,650	2,696
Telecom Italia Capital SA	6.200%	7/18/11	10,690	11,233
Telecom Italia Capital SA	5.250%	11/15/13	7,033	7,377
Telecom Italia Capital SA	6.175%	6/18/14	3,500	3,755
Telecom Italia Capital SA	4.950%	9/30/14	4,770	4,891
Telecom Italia Capital SA	5.250%	10/1/15	19,005	19,493
Telecom Italia Capital SA	6.999%	6/4/18	5,540	5,995
Telecom Italia Capital SA	7.175%	6/18/19	21,200	22,903
Telecom Italia Capital SA	6.375%	11/15/33	6,555	6,086
Telecom Italia Capital SA	6.000%	9/30/34	1,325	1,171
Telecom Italia Capital SA	7.200%	7/18/36	2,865	2,876
Telecom Italia Capital SA	7.721%	6/4/38	14,418	15,468
Telefonica Emisiones SAU	5.984%	6/20/11	7,883	8,296
Telefonica Emisiones SAU	5.855%	2/4/13	1,975	2,149
Telefonica Emisiones SAU	4.949%	1/15/15	10,325	10,920
Telefonica Emisiones SAU	6.421%	6/20/16	15,610	17,455
Telefonica Emisiones SAU	5.877%	7/15/19	5,475	5,855
Telefonica Emisiones SAU	7.045%	6/20/36	6,609	7,404
Telefonica Europe BV	7.750%	9/15/10	150	155
Telefonica Europe BV	8.250%	9/15/30	4,675	5,735
Telefonos de Mexico SAB de CV	5.500%	1/27/15	15,900	16,960
TELUS Corp.	8.000%	6/1/11	5,808	6,245
Thomson Reuters Corp.	5.950%	7/15/13	1,965	2,171
Thomson Reuters Corp.	5.700%	10/1/14	8,900	9,792
Thomson Reuters Corp.	6.500%	7/15/18	625	701
Thomson Reuters Corp.	4.700%	10/15/19	1,825	1,818
Thomson Reuters Corp.	5.500%	8/15/35	5,125	4,847
Thomson Reuters Corp.	5.850%	4/15/40	7,525	7,353
Time Warner Cable Inc.	5.400%	7/2/12	9,586	10,278
Time Warner Cable Inc.	6.200%	7/1/13	7,925	8,763
Time Warner Cable Inc.	8.250%	2/14/14	3,775	4,433

Time Warner Cable Inc.	7.500%	4/1/14	17,225	19,880
Time Warner Cable Inc.	3.500%	2/1/15	3,625	3,623
Time Warner Cable Inc.	5.850%	5/1/17	18,520	19,807
Time Warner Cable Inc.	6.750%	7/1/18	20,030	22,395
Time Warner Cable Inc.	8.750%	2/14/19	6,325	7,834
Time Warner Cable Inc.	8.250%	4/1/19	8,750	10,553
Time Warner Cable Inc.	5.000%	2/1/20	6,575	6,457
Time Warner Cable Inc.	6.550%	5/1/37	7,561	7,738
Time Warner Cable Inc.	7.300%	7/1/38	95	106
Time Warner Cable Inc.	6.750%	6/15/39	14,025	14,731
Time Warner Entertainment Co. LP	10.150%	5/1/12	1,025	1,185
Time Warner Entertainment Co. LP	8.875%	10/1/12	950	1,094
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,340	2,887
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,710	9,254
United States Cellular Corp.	6.700%	12/15/33	3,100	3,004
Verizon Communications Inc.	4.350%	2/15/13	1,350	1,432
Verizon Communications Inc.	5.250%	4/15/13	6,250	6,805
Verizon Communications Inc.	4.900%	9/15/15	425	458
Verizon Communications Inc.	5.550%	2/15/16	9,850	10,794
Verizon Communications Inc.	5.500%	2/15/18	16,900	17,854
Verizon Communications Inc.	8.750%	11/1/18	3,125	3,925
Verizon Communications Inc.	6.350%	4/1/19	47,125	52,103
Verizon Communications Inc.	5.850%	9/15/35	14,550	14,142
Verizon Communications Inc.	6.250%	4/1/37	2,050	2,086
Verizon Communications Inc.	6.400%	2/15/38	1,580	1,639
Verizon Communications Inc.	6.900%	4/15/38	7,860	8,623
Verizon Communications Inc.	8.950%	3/1/39	11,450	15,526
Verizon Communications Inc.	7.350%	4/1/39	14,850	17,320
Verizon Global Funding Corp.	6.875%	6/15/12	16,075	17,862
Verizon Global Funding Corp.	7.375%	9/1/12	6,575	7,452
Verizon Global Funding Corp.	4.375%	6/1/13	860	915
Verizon Global Funding Corp.	7.750%	12/1/30	6,186	7,361
Verizon Maryland Inc.	6.125%	3/1/12	400	430
Verizon Maryland Inc.	5.125%	6/15/33	405	329
Verizon New England Inc.	6.500%	9/15/11	3,945	4,207
Verizon New England Inc.	7.875%	11/15/29	1,385	1,518
Verizon New Jersey Inc.	5.875%	1/17/12	6,115	6,516
Verizon New York Inc.	6.875%	4/1/12	2,735	2,983
Verizon New York Inc.	7.375%	4/1/32	2,200	2,349
Verizon Pennsylvania Inc.	5.650%	11/15/11	9,075	9,628
Verizon Virginia Inc.	4.625%	3/15/13	6,000	6,311
Vodafone Group PLC	5.350%	2/27/12	2,075	2,216
Vodafone Group PLC	5.000%	12/16/13	8,150	8,776
Vodafone Group PLC	4.150%	6/10/14	1,075	1,117
Vodafone Group PLC	5.375%	1/30/15	4,175	4,501
Vodafone Group PLC	5.000%	9/15/15	1,600	1,694
Vodafone Group PLC	3.375%	11/24/15	625	610
Vodafone Group PLC	5.750%	3/15/16	5,650	6,138
Vodafone Group PLC	5.625%	2/27/17	13,181	14,133
Vodafone Group PLC	5.450%	6/10/19	19,375	20,178
Vodafone Group PLC	7.875%	2/15/30	3,300	3,944
Vodafone Group PLC	6.250%	11/30/32	7,775	7,948
Vodafone Group PLC	6.150%	2/27/37	5,100	5,224
Washington Post Co.	7.250%	2/1/19	2,575	2,889
WPP Finance UK	5.875%	6/15/14	6,900	7,217
WPP Finance UK	8.000%	9/15/14	2,225	2,557

Consumer Cyclical (1.0%)
AutoZone Inc.	6.500%	1/15/14	2,025	2,230
AutoZone Inc.	5.750%	1/15/15	6,375	6,890
Best Buy Co. Inc.	6.750%	7/15/13	9,350	10,390
Costco Wholesale Corp.	5.500%	3/15/17	11,400	12,533
CVS Caremark Corp.	5.750%	8/15/11	1,950	2,065
CVS Caremark Corp.	4.875%	9/15/14	2,225	2,380
CVS Caremark Corp.	6.125%	8/15/16	2,475	2,720
CVS Caremark Corp.	5.750%	6/1/17	2,230	2,395
CVS Caremark Corp.	6.600%	3/15/19	12,200	13,590
CVS Caremark Corp.	6.250%	6/1/27	24,275	25,136
3 CVS Caremark Corp.	6.302%	6/1/37	4,475	4,232
CVS Caremark Corp.	6.125%	9/15/39	2,775	2,740
Daimler Finance North America LLC	5.750%	9/8/11	10,845	11,432
Daimler Finance North America LLC	7.300%	1/15/12	19,691	21,441
Daimler Finance North America LLC	6.500%	11/15/13	11,675	12,935
Daimler Finance North America LLC	8.500%	1/18/31	4,980	6,096
Darden Restaurants Inc.	5.625%	10/15/12	3,650	3,920
Darden Restaurants Inc.	6.200%	10/15/17	8,805	9,568
Darden Restaurants Inc.	6.800%	10/15/37	2,775	2,931
Historic TW Inc.	9.125%	1/15/13	1,625	1,900
Historic TW Inc.	9.150%	2/1/23	9,550	12,329
Historic TW Inc.	6.625%	5/15/29	8,100	8,512
Home Depot Inc.	4.625%	8/15/10	7,700	7,809
Home Depot Inc.	5.250%	12/16/13	11,150	12,083
Home Depot Inc.	5.400%	3/1/16	4,571	4,935
Home Depot Inc.	5.875%	12/16/36	7,250	7,020
Johnson Controls Inc.	5.000%	3/30/20	6,525	6,482
Johnson Controls Inc.	6.000%	1/15/36	950	912
Kohl's Corp.	6.250%	12/15/17	2,300	2,554
Kohl's Corp.	6.000%	1/15/33	725	728
Kohl's Corp.	6.875%	12/15/37	3,000	3,344
Lowe's Cos. Inc.	5.600%	9/15/12	2,850	3,127
Lowe's Cos. Inc.	5.400%	10/15/16	12,350	13,499
Lowe's Cos. Inc.	6.100%	9/15/17	2,250	2,508
Lowe's Cos. Inc.	6.875%	2/15/28	560	632
Lowe's Cos. Inc.	6.500%	3/15/29	3,676	3,984
Lowe's Cos. Inc.	5.800%	10/15/36	6,500	6,573
Marriott International Inc.	4.625%	6/15/12	3,200	3,314
Marriott International Inc.	5.625%	2/15/13	2,375	2,488
Marriott International Inc.	6.200%	6/15/16	1,500	1,564
Marriott International Inc.	6.375%	6/15/17	1,750	1,836
McDonald's Corp.	6.000%	4/15/11	2,835	2,987
McDonald's Corp.	5.300%	3/15/17	850	914
McDonald's Corp.	5.800%	10/15/17	5,550	6,192
McDonald's Corp.	5.350%	3/1/18	6,200	6,726
McDonald's Corp.	5.000%	2/1/19	3,150	3,326
McDonald's Corp.	6.300%	10/15/37	2,125	2,296
McDonald's Corp.	6.300%	3/1/38	5,250	5,691
McDonald's Corp.	5.700%	2/1/39	2,400	2,405
MDC Holdings Inc.	5.500%	5/15/13	2,875	2,966
Nordstrom Inc.	6.750%	6/1/14	1,675	1,889
Nordstrom Inc.	6.250%	1/15/18	10,950	12,019
Nordstrom Inc.	6.950%	3/15/28	1,075	1,184
Nordstrom Inc.	7.000%	1/15/38	1,050	1,181
PACCAR Financial Corp.	1.950%	12/17/12	5,200	5,200
PACCAR Inc.	6.875%	2/15/14	3,575	4,082
Staples Inc.	7.750%	4/1/11	4,850	5,164

Staples Inc.	9.750%	1/15/14	18,850	22,761
Target Corp.	5.875%	3/1/12	5,175	5,608
Target Corp.	5.125%	1/15/13	425	461
Target Corp.	4.000%	6/15/13	1,680	1,770
Target Corp.	5.875%	7/15/16	11,850	13,438
Target Corp.	5.375%	5/1/17	6,475	6,984
Target Corp.	6.000%	1/15/18	7,575	8,480
Target Corp.	7.000%	7/15/31	3,700	4,133
Target Corp.	6.350%	11/1/32	5,900	6,253
Target Corp.	6.500%	10/15/37	7,250	7,872
Target Corp.	7.000%	1/15/38	501	578
Time Warner Cos. Inc.	7.570%	2/1/24	1,530	1,779
Time Warner Cos. Inc.	6.950%	1/15/28	80	87
Time Warner Inc.	5.500%	11/15/11	5,850	6,208
Time Warner Inc.	6.875%	5/1/12	10,825	11,916
Time Warner Inc.	5.875%	11/15/16	9,225	10,093
Time Warner Inc.	4.875%	3/15/20	14,350	13,987
Time Warner Inc.	7.625%	4/15/31	9,260	10,541
Time Warner Inc.	7.700%	5/1/32	9,371	10,779
Time Warner Inc.	6.500%	11/15/36	6,750	6,907
Time Warner Inc.	6.200%	3/15/40	4,850	4,786
TJX Cos. Inc.	6.950%	4/15/19	9,110	10,579
Toll Brothers Finance Corp.	6.875%	11/15/12	43	46
Toll Brothers Finance Corp.	5.950%	9/15/13	16	17
Toll Brothers Finance Corp.	5.150%	5/15/15	3,175	3,177
Toll Brothers Finance Corp.	6.750%	11/1/19	4,125	4,144
Toyota Motor Credit Corp.	5.450%	5/18/11	2,625	2,738
VF Corp.	5.950%	11/1/17	2,700	2,952
VF Corp.	6.450%	11/1/37	2,375	2,512
Viacom Inc.	4.375%	9/15/14	6,275	6,492
Viacom Inc.	6.250%	4/30/16	923	1,019
Viacom Inc.	6.125%	10/5/17	2,325	2,520
Viacom Inc.	5.625%	9/15/19	14,660	15,249
Viacom Inc.	6.875%	4/30/36	490	518
Wal-Mart Stores Inc.	4.550%	5/1/13	16,071	17,244
Wal-Mart Stores Inc.	7.250%	6/1/13	900	1,034
Wal-Mart Stores Inc.	3.200%	5/15/14	20,000	20,482
Wal-Mart Stores Inc.	4.500%	7/1/15	2,450	2,617
Wal-Mart Stores Inc.	5.375%	4/5/17	2,025	2,212
Wal-Mart Stores Inc.	5.800%	2/15/18	17,050	19,000
Wal-Mart Stores Inc.	5.875%	4/5/27	18,000	19,119
Wal-Mart Stores Inc.	7.550%	2/15/30	11,645	14,305
Wal-Mart Stores Inc.	5.250%	9/1/35	5,400	5,156
Wal-Mart Stores Inc.	6.500%	8/15/37	18,061	19,929
Wal-Mart Stores Inc.	6.200%	4/15/38	3,395	3,624
Walgreen Co.	4.875%	8/1/13	11,850	12,827
Walgreen Co.	5.250%	1/15/19	3,850	4,091
Walt Disney Co.	5.700%	7/15/11	14,125	14,948
Walt Disney Co.	6.375%	3/1/12	1,225	1,341
Walt Disney Co.	4.700%	12/1/12	575	619
Walt Disney Co.	4.500%	12/15/13	8,125	8,730
Walt Disney Co.	5.625%	9/15/16	6,300	7,017
Walt Disney Co.	5.875%	12/15/17	5,350	5,932
Walt Disney Co.	5.500%	3/15/19	1,400	1,512
Walt Disney Co.	7.000%	3/1/32	1,025	1,203
Western Union Co.	6.500%	2/26/14	2,850	3,203
Western Union Co.	5.930%	10/1/16	5,500	6,031
4 Western Union Co.	5.253%	4/2/20	4,200	4,199

Western Union Co.	6.200%	11/17/36	2,775	2,798
Yum! Brands Inc.	8.875%	4/15/11	1,950	2,096
Yum! Brands Inc.	7.700%	7/1/12	2,525	2,816
Yum! Brands Inc.	6.250%	4/15/16	3,525	3,886
Yum! Brands Inc.	6.250%	3/15/18	125	137
Yum! Brands Inc.	6.875%	11/15/37	9,175	10,007

Consumer Noncyclical (2.7%)
Abbott Laboratories	5.600%	5/15/11	6,475	6,831
Abbott Laboratories	5.150%	11/30/12	2,975	3,245
Abbott Laboratories	4.350%	3/15/14	3,675	3,903
Abbott Laboratories	5.875%	5/15/16	15,811	17,843
Abbott Laboratories	5.600%	11/30/17	15,725	17,278
Abbott Laboratories	5.125%	4/1/19	3,345	3,517
Abbott Laboratories	6.150%	11/30/37	5,225	5,584
Abbott Laboratories	6.000%	4/1/39	1,950	2,057
Allergan Inc.	5.750%	4/1/16	1,100	1,221
Altria Group Inc.	8.500%	11/10/13	45,925	53,646
Altria Group Inc.	9.700%	11/10/18	8,395	10,295
Altria Group Inc.	9.250%	8/6/19	12,275	14,806
Altria Group Inc.	9.950%	11/10/38	5,675	7,440
Altria Group Inc.	10.200%	2/6/39	14,875	19,887
AmerisourceBergen Corp.	5.625%	9/15/12	1,050	1,129
AmerisourceBergen Corp.	5.875%	9/15/15	11,536	12,668
AmerisourceBergen Corp.	4.875%	11/15/19	4,000	3,982
Amgen Inc.	4.850%	11/18/14	4,225	4,588
Amgen Inc.	5.850%	6/1/17	8,250	9,146
Amgen Inc.	5.700%	2/1/19	6,775	7,395
Amgen Inc.	6.375%	6/1/37	3,850	4,142
Amgen Inc.	6.900%	6/1/38	9,275	10,533
Amgen Inc.	6.400%	2/1/39	7,400	7,947
Amgen Inc.	5.750%	3/15/40	5,150	5,088
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	1,475	1,548
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	4,175	4,367
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	4,750	5,030
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	10,375	10,990
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	2,275	2,463
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	5,995	5,826
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	350	375
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	7,550	7,738
4 Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	10,675	10,711
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	11,025	11,325
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	19,100	19,579
4 Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	6,850	6,886
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	1,250	1,328
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	643
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	9,531
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	4,460
Archer-Daniels-Midland Co.	5.375%	9/15/35	4,025	3,863
AstraZeneca PLC	5.400%	9/15/12	18,625	20,340
AstraZeneca PLC	5.400%	6/1/14	3,625	3,984
AstraZeneca PLC	5.900%	9/15/17	12,625	14,075
AstraZeneca PLC	6.450%	9/15/37	15,136	16,707
Baxter FinCo BV	4.750%	10/15/10	5,775	5,907
Baxter International Inc.	4.000%	3/1/14	1,350	1,413
Baxter International Inc.	5.900%	9/1/16	1,550	1,740
Baxter International Inc.	6.250%	12/1/37	11,425	12,352
Becton Dickinson and Co.	5.000%	5/15/19	1,125	1,172

Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,047
Biogen Idec Inc.	6.000%	3/1/13	8,200	8,859
Biogen Idec Inc.	6.875%	3/1/18	12,425	13,688
Bottling Group LLC	4.625%	11/15/12	1,635	1,755
Bottling Group LLC	5.000%	11/15/13	10,125	10,989
Bottling Group LLC	6.950%	3/15/14	29,775	34,382
Bottling Group LLC	5.500%	4/1/16	8,975	9,897
Bottling Group LLC	5.125%	1/15/19	1,500	1,571
Bristol-Myers Squibb Co.	5.250%	8/15/13	675	743
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,225	2,393
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	470
Bristol-Myers Squibb Co.	6.800%	11/15/26	150	173
Bristol-Myers Squibb Co.	5.875%	11/15/36	14,936	15,301
Bristol-Myers Squibb Co.	6.125%	5/1/38	2,200	2,322
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,103
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,025	2,119
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,625	1,667
Bunge Ltd. Finance Corp.	8.500%	6/15/19	9,525	11,017
Cardinal Health Inc.	5.650%	6/15/12	60	64
Cardinal Health Inc.	4.000%	6/15/15	550	552
CareFusion Corp.	4.125%	8/1/12	975	1,015
CareFusion Corp.	5.125%	8/1/14	1,700	1,802
CareFusion Corp.	6.375%	8/1/19	8,215	8,981
Cia de Bebidas das Americas	10.500%	12/15/11	3,605	4,137
Cia de Bebidas das Americas	8.750%	9/15/13	295	347
Clorox Co.	5.450%	10/15/12	625	673
Clorox Co.	5.000%	1/15/15	1,725	1,840
Clorox Co.	3.550%	11/1/15	1,825	1,853
Clorox Co.	5.950%	10/15/17	5,280	5,788
Coca-Cola Co.	3.625%	3/15/14	5,675	5,896
Coca-Cola Co.	5.350%	11/15/17	7,700	8,411
Coca-Cola Co.	4.875%	3/15/19	12,575	13,066
Coca-Cola Enterprises Inc.	5.000%	8/15/13	8,900	9,708
Coca-Cola Enterprises Inc.	7.375%	3/3/14	10,850	12,685
Coca-Cola Enterprises Inc.	4.250%	3/1/15	375	397
Coca-Cola Enterprises Inc.	4.500%	8/15/19	525	530
Coca-Cola Enterprises Inc.	8.500%	2/1/22	11,886	15,398
Coca-Cola Enterprises Inc.	7.000%	10/1/26	3,450	3,980
Coca-Cola Enterprises Inc.	6.950%	11/15/26	2,820	3,240
Coca-Cola Enterprises Inc.	6.750%	9/15/28	1,350	1,533
4 Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,025	1,997
Coca-Cola HBC Finance BV	5.125%	9/17/13	945	1,009
ConAgra Foods Inc.	6.750%	9/15/11	74	79
ConAgra Foods Inc.	5.875%	4/15/14	1,040	1,140
ConAgra Foods Inc.	5.819%	6/15/17	951	1,014
ConAgra Foods Inc.	7.000%	4/15/19	500	575
ConAgra Foods Inc.	9.750%	3/1/21	129	171
ConAgra Foods Inc.	7.125%	10/1/26	1,000	1,095
ConAgra Foods Inc.	7.000%	10/1/28	725	787
ConAgra Foods Inc.	8.250%	9/15/30	2,850	3,467
Covidien International Finance SA	5.450%	10/15/12	2,600	2,839
Covidien International Finance SA	6.000%	10/15/17	5,225	5,726
Covidien International Finance SA	6.550%	10/15/37	6,900	7,641
CR Bard Inc.	6.700%	12/1/26	5,250	5,891
Delhaize America Inc.	9.000%	4/15/31	2,175	2,759
Delhaize Group SA	5.875%	2/1/14	2,425	2,650
Diageo Capital PLC	5.200%	1/30/13	8,275	8,950
Diageo Capital PLC	7.375%	1/15/14	1,500	1,746

Diageo Capital PLC	5.500%	9/30/16	1,275	1,386
Diageo Capital PLC	5.750%	10/23/17	7,100	7,694
Diageo Capital PLC	5.875%	9/30/36	1,775	1,830
Diageo Finance BV	5.500%	4/1/13	3,800	4,141
Diageo Finance BV	3.250%	1/15/15	375	376
Diageo Finance BV	5.300%	10/28/15	6,381	6,999
Diageo Investment Corp.	9.000%	8/15/11	1,175	1,294
Diageo Investment Corp.	7.450%	4/15/35	875	1,042
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	2,025	2,029
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	2,050	2,059
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	1,750	1,937
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	5,800	6,604
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,126
Eli Lilly & Co.	3.550%	3/6/12	4,150	4,340
Eli Lilly & Co.	6.000%	3/15/12	1,850	2,022
Eli Lilly & Co.	4.200%	3/6/14	2,625	2,783
Eli Lilly & Co.	5.200%	3/15/17	8,200	8,820
Eli Lilly & Co.	5.500%	3/15/27	5,750	5,804
Eli Lilly & Co.	5.550%	3/15/37	886	878
Eli Lilly & Co.	5.950%	11/15/37	2,400	2,512
Estee Lauder Cos. Inc.	6.000%	5/15/37	725	724
Express Scripts Inc.	5.250%	6/15/12	16,300	17,346
Express Scripts Inc.	6.250%	6/15/14	9,625	10,669
Express Scripts Inc.	7.250%	6/15/19	1,925	2,228
Fortune Brands Inc.	3.000%	6/1/12	2,900	2,904
Fortune Brands Inc.	4.875%	12/1/13	1,000	1,043
Fortune Brands Inc.	6.375%	6/15/14	4,340	4,729
Fortune Brands Inc.	5.375%	1/15/16	8,650	8,872
Fortune Brands Inc.	5.875%	1/15/36	2,975	2,582
Genentech Inc.	4.750%	7/15/15	2,320	2,482
Genentech Inc.	5.250%	7/15/35	3,350	3,156
General Mills Inc.	6.000%	2/15/12	10,490	11,355
General Mills Inc.	5.650%	9/10/12	2,375	2,595
General Mills Inc.	5.250%	8/15/13	3,625	3,959
General Mills Inc.	5.200%	3/17/15	835	907
General Mills Inc.	5.700%	2/15/17	12,000	12,963
General Mills Inc.	5.650%	2/15/19	14,275	15,287
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	11,025	11,932
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	9,800	10,413
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	17,875	19,342
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	3,389
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	17,825	19,587
Hasbro Inc.	6.125%	5/15/14	6,900	7,566
Hasbro Inc.	6.300%	9/15/17	5,875	6,313
Hasbro Inc.	6.350%	3/15/40	2,850	2,807
Hershey Co.	5.450%	9/1/16	1,275	1,365
HJ Heinz Co.	5.350%	7/15/13	2,075	2,247
HJ Heinz Finance Co.	6.625%	7/15/11	6,100	6,523
HJ Heinz Finance Co.	6.750%	3/15/32	3,325	3,577
Hospira Inc.	5.900%	6/15/14	1,550	1,689
Hospira Inc.	6.400%	5/15/15	850	949
Hospira Inc.	6.050%	3/30/17	150	160
Johnson & Johnson	5.550%	8/15/17	4,025	4,442
Johnson & Johnson	5.150%	7/15/18	1,675	1,805
Johnson & Johnson	6.950%	9/1/29	4,400	5,264
Johnson & Johnson	4.950%	5/15/33	5,925	5,715
Johnson & Johnson	5.950%	8/15/37	5,625	6,094
Johnson & Johnson	5.850%	7/15/38	1,625	1,727

Kellogg Co.	5.125%	12/3/12	17,048	18,567
Kellogg Co.	4.250%	3/6/13	4,225	4,471
Kellogg Co.	4.450%	5/30/16	1,025	1,082
Kellogg Co.	4.150%	11/15/19	5,975	5,889
Kellogg Co.	7.450%	4/1/31	3,840	4,675
Kimberly-Clark Corp.	5.625%	2/15/12	2,700	2,917
Kimberly-Clark Corp.	4.875%	8/15/15	5,250	5,645
Kimberly-Clark Corp.	6.125%	8/1/17	7,750	8,674
Kimberly-Clark Corp.	6.250%	7/15/18	175	197
Kimberly-Clark Corp.	6.625%	8/1/37	1,275	1,452
Koninklijke Philips Electronics NV	4.625%	3/11/13	3,900	4,161
Koninklijke Philips Electronics NV	5.750%	3/11/18	10,100	10,808
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,225	4,712
Kraft Foods Inc.	5.625%	11/1/11	37,050	39,362
Kraft Foods Inc.	6.250%	6/1/12	4,415	4,825
Kraft Foods Inc.	2.625%	5/8/13	10,150	10,253
Kraft Foods Inc.	5.250%	10/1/13	175	189
Kraft Foods Inc.	6.750%	2/19/14	150	169
Kraft Foods Inc.	4.125%	2/9/16	12,950	13,095
Kraft Foods Inc.	6.500%	8/11/17	12,073	13,486
Kraft Foods Inc.	6.125%	2/1/18	300	328
Kraft Foods Inc.	6.125%	8/23/18	6,825	7,402
Kraft Foods Inc.	5.375%	2/10/20	20,875	21,099
Kraft Foods Inc.	6.500%	11/1/31	8,400	8,611
Kraft Foods Inc.	7.000%	8/11/37	10,175	11,104
Kraft Foods Inc.	6.875%	2/1/38	6,425	6,937
Kraft Foods Inc.	6.875%	1/26/39	1,300	1,401
Kraft Foods Inc.	6.500%	2/9/40	15,525	15,992
Kroger Co.	6.800%	4/1/11	2,625	2,775
Kroger Co.	6.750%	4/15/12	8,275	9,072
Kroger Co.	6.200%	6/15/12	6,175	6,724
Kroger Co.	5.500%	2/1/13	1,686	1,828
Kroger Co.	5.000%	4/15/13	3,700	3,974
Kroger Co.	4.950%	1/15/15	1,725	1,832
Kroger Co.	6.400%	8/15/17	840	929
Kroger Co.	6.800%	12/15/18	2,600	2,920
Kroger Co.	6.150%	1/15/20	16,045	17,414
Kroger Co.	7.700%	6/1/29	7,825	9,161
Kroger Co.	8.000%	9/15/29	1,425	1,718
Kroger Co.	7.500%	4/1/31	2,395	2,799
Kroger Co.	6.900%	4/15/38	2,300	2,567
Laboratory Corp. of America Holdings	5.500%	2/1/13	1,540	1,647
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,692
Life Technologies Corp.	4.400%	3/1/15	4,350	4,402
Life Technologies Corp.	6.000%	3/1/20	4,225	4,325
Lorillard Tobacco Co.	8.125%	6/23/19	33,885	37,323
McKesson Corp.	7.750%	2/1/12	750	826
McKesson Corp.	5.250%	3/1/13	10,175	10,841
McKesson Corp.	6.500%	2/15/14	1,650	1,841
4 Mead Johnson Nutrition Co.	3.500%	11/1/14	6,825	6,817
4 Mead Johnson Nutrition Co.	4.900%	11/1/19	2,925	2,885
4 Mead Johnson Nutrition Co.	5.900%	11/1/39	2,825	2,742
Medco Health Solutions Inc.	6.125%	3/15/13	6,450	7,051
Medco Health Solutions Inc.	7.250%	8/15/13	1,100	1,248
Medco Health Solutions Inc.	7.125%	3/15/18	11,738	13,370
Medtronic Inc.	4.500%	3/15/14	2,225	2,380
Medtronic Inc.	3.000%	3/15/15	9,900	9,851
Medtronic Inc.	4.750%	9/15/15	4,275	4,613

Medtronic Inc.	5.600%	3/15/19	1,150	1,248
Medtronic Inc.	4.450%	3/15/20	4,800	4,761
Medtronic Inc.	6.500%	3/15/39	2,050	2,292
Medtronic Inc.	5.550%	3/15/40	1,200	1,185
Merck & Co. Inc.	1.875%	6/30/11	6,625	6,705
Merck & Co. Inc.	5.125%	11/15/11	2,425	2,581
Merck & Co. Inc.	4.375%	2/15/13	3,825	4,089
Merck & Co. Inc.	5.300%	12/1/13	13,325	14,769
Merck & Co. Inc.	4.750%	3/1/15	11,700	12,639
Merck & Co. Inc.	4.000%	6/30/15	4,700	4,919
Merck & Co. Inc.	6.000%	9/15/17	825	928
Merck & Co. Inc.	5.000%	6/30/19	3,975	4,168
Merck & Co. Inc.	6.400%	3/1/28	3,905	4,295
Merck & Co. Inc.	5.950%	12/1/28	2,150	2,238
Merck & Co. Inc.	6.500%	12/1/33	4,443	4,973
Merck & Co. Inc.	5.750%	11/15/36	975	1,000
Merck & Co. Inc.	6.550%	9/15/37	7,000	7,964
Merck & Co. Inc.	5.850%	6/30/39	1,325	1,383
Novant Health Inc.	5.850%	11/1/19	6,125	6,222
Novartis Capital Corp.	1.900%	4/24/13	4,150	4,144
Novartis Capital Corp.	4.125%	2/10/14	17,825	18,852
Novartis Capital Corp.	2.900%	4/24/15	3,375	3,339
Novartis Capital Corp.	4.400%	4/24/20	400	397
Novartis Securities Investment Ltd.	5.125%	2/10/19	16,650	17,546
Pepsi Bottling Group Inc.	7.000%	3/1/29	299	349
PepsiAmericas Inc.	5.750%	7/31/12	2,725	2,985
PepsiAmericas Inc.	4.375%	2/15/14	825	874
PepsiAmericas Inc.	4.875%	1/15/15	1,400	1,501
PepsiAmericas Inc.	5.000%	5/15/17	3,800	3,994
PepsiCo Inc.	5.150%	5/15/12	2,325	2,509
PepsiCo Inc.	4.650%	2/15/13	11,875	12,796
PepsiCo Inc.	3.750%	3/1/14	8,650	9,031
PepsiCo Inc.	5.000%	6/1/18	13,750	14,508
PepsiCo Inc.	7.900%	11/1/18	5,925	7,328
PepsiCo Inc.	4.500%	1/15/20	4,275	4,311
PepsiCo Inc.	5.500%	1/15/40	6,500	6,401
Pfizer Inc.	4.450%	3/15/12	18,950	20,096
Pfizer Inc.	5.350%	3/15/15	44,025	48,450
Pfizer Inc.	6.200%	3/15/19	21,385	24,047
Pfizer Inc.	7.200%	3/15/39	28,675	34,760
Pharmacia Corp.	6.500%	12/1/18	550	625
Pharmacia Corp.	6.600%	12/1/28	1,750	1,937
Philip Morris International Inc.	4.875%	5/16/13	8,950	9,639
Philip Morris International Inc.	6.875%	3/17/14	21,550	24,785
Philip Morris International Inc.	5.650%	5/16/18	9,605	10,346
Philip Morris International Inc.	6.375%	5/16/38	7,655	8,275
3 Procter & Gamble - Esop	9.360%	1/1/21	9,709	12,081
Procter & Gamble Co.	4.600%	1/15/14	6,900	7,406
Procter & Gamble Co.	4.950%	8/15/14	1,475	1,615
Procter & Gamble Co.	3.500%	2/15/15	7,550	7,744
Procter & Gamble Co.	4.850%	12/15/15	1,250	1,372
Procter & Gamble Co.	4.700%	2/15/19	3,850	3,953
Procter & Gamble Co.	6.450%	1/15/26	3,875	4,363
Procter & Gamble Co.	5.800%	8/15/34	225	236
Procter & Gamble Co.	5.550%	3/5/37	10,961	11,045
Quest Diagnostics Inc.	5.450%	11/1/15	6,375	6,879
Quest Diagnostics Inc.	6.400%	7/1/17	140	155
Quest Diagnostics Inc.	4.750%	1/30/20	250	245

Quest Diagnostics Inc.	6.950%	7/1/37	3,645	4,030
Reynolds American Inc.	7.250%	6/1/12	3,725	4,060
Reynolds American Inc.	7.250%	6/1/13	6,575	7,265
Reynolds American Inc.	7.625%	6/1/16	6,250	6,977
Reynolds American Inc.	6.750%	6/15/17	4,561	4,869
Reynolds American Inc.	7.250%	6/15/37	4,015	4,075
Safeway Inc.	5.800%	8/15/12	2,700	2,941
Safeway Inc.	6.250%	3/15/14	6,200	6,893
Safeway Inc.	5.625%	8/15/14	1,855	2,026
Safeway Inc.	6.350%	8/15/17	700	774
Safeway Inc.	5.000%	8/15/19	1,350	1,362
Safeway Inc.	7.250%	2/1/31	9,922	11,362
Sara Lee Corp.	6.250%	9/15/11	4,725	5,024
Sara Lee Corp.	6.125%	11/1/32	325	316
St. Jude Medical Inc.	2.200%	9/15/13	4,900	4,887
St. Jude Medical Inc.	3.750%	7/15/14	10,275	10,566
St. Jude Medical Inc.	4.875%	7/15/19	1,525	1,555
Stryker Corp.	3.000%	1/15/15	2,100	2,100
Stryker Corp.	4.375%	1/15/20	1,825	1,807
Sysco Corp.	4.200%	2/12/13	1,750	1,855
Sysco Corp.	5.250%	2/12/18	3,625	3,819
Sysco Corp.	5.375%	9/21/35	3,900	3,810
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	775	837
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	9,325	9,609
4 Thermo Fisher Scientific Inc.	2.150%	12/28/12	2,325	2,314
4 Thermo Fisher Scientific Inc.	3.250%	11/20/14	3,700	3,664
Unilever Capital Corp.	7.125%	11/1/10	9,300	9,659
Unilever Capital Corp.	3.650%	2/15/14	5,575	5,790
Unilever Capital Corp.	4.800%	2/15/19	1,500	1,545
Unilever Capital Corp.	5.900%	11/15/32	73	76
UST Inc.	6.625%	7/15/12	600	653
UST Inc.	5.750%	3/1/18	2,700	2,703
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,600	4,801
Watson Pharmaceuticals Inc.	6.125%	8/15/19	5,000	5,262
Whirlpool Corp.	5.500%	3/1/13	12,000	12,691
Wyeth	5.500%	3/15/13	15,725	17,270
Wyeth	5.500%	2/1/14	9,686	10,676
Wyeth	5.500%	2/15/16	2,475	2,752
Wyeth	5.450%	4/1/17	925	1,010
Wyeth	6.450%	2/1/24	1,500	1,667
Wyeth	6.500%	2/1/34	3,450	3,834
Wyeth	6.000%	2/15/36	4,800	5,071
Wyeth	5.950%	4/1/37	12,695	13,246
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,061
Zimmer Holdings Inc.	5.750%	11/30/39	2,775	2,692

Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	950	1,098
Anadarko Finance Co.	7.500%	5/1/31	795	899
Anadarko Petroleum Corp.	7.625%	3/15/14	25,675	29,616
Anadarko Petroleum Corp.	5.750%	6/15/14	2,150	2,330
Anadarko Petroleum Corp.	5.950%	9/15/16	6,001	6,525
Anadarko Petroleum Corp.	6.950%	6/15/19	675	761
Anadarko Petroleum Corp.	6.450%	9/15/36	13,095	13,316
Anadarko Petroleum Corp.	7.950%	6/15/39	3,775	4,505
Anadarko Petroleum Corp.	6.200%	3/15/40	800	785
Apache Corp.	6.250%	4/15/12	1,625	1,776
Apache Corp.	5.250%	4/15/13	1,774	1,932

Apache Corp.	6.000%	9/15/13	5,925	6,626
Apache Corp.	5.625%	1/15/17	400	439
Apache Corp.	6.900%	9/15/18	7,100	8,295
Apache Corp.	6.000%	1/15/37	7,200	7,579
Apache Finance Canada Corp.	7.750%	12/15/29	1,075	1,292
Baker Hughes Inc.	7.500%	11/15/18	675	808
Baker Hughes Inc.	6.875%	1/15/29	700	797
BJ Services Co.	6.000%	6/1/18	2,825	3,055
BP Capital Markets PLC	1.550%	8/11/11	175	177
BP Capital Markets PLC	3.125%	3/10/12	13,025	13,514
BP Capital Markets PLC	5.250%	11/7/13	12,325	13,593
BP Capital Markets PLC	3.625%	5/8/14	5,125	5,313
BP Capital Markets PLC	3.875%	3/10/15	11,275	11,709
BP Capital Markets PLC	4.750%	3/10/19	5,775	5,930
Burlington Resources Finance Co.	6.500%	12/1/11	3,550	3,857
Burlington Resources Finance Co.	7.200%	8/15/31	750	846
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	4,928
Cameron International Corp.	6.375%	7/15/18	975	1,056
Cameron International Corp.	7.000%	7/15/38	100	109
Canadian Natural Resources Ltd.	5.450%	10/1/12	4,800	5,194
Canadian Natural Resources Ltd.	5.150%	2/1/13	1,500	1,610
Canadian Natural Resources Ltd.	4.900%	12/1/14	5,400	5,774
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,590
Canadian Natural Resources Ltd.	5.700%	5/15/17	4,901	5,230
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,800	5,389
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	6,068
Canadian Natural Resources Ltd.	6.500%	2/15/37	15,255	16,123
Canadian Natural Resources Ltd.	6.250%	3/15/38	11,430	11,787
Canadian Natural Resources Ltd.	6.750%	2/1/39	925	1,017
4 Cenovus Energy Inc.	4.500%	9/15/14	6,625	6,905
4 Cenovus Energy Inc.	5.700%	10/15/19	9,525	9,935
4 Cenovus Energy Inc.	6.750%	11/15/39	22,075	23,971
Chevron Corp.	3.450%	3/3/12	7,375	7,704
Chevron Corp.	3.950%	3/3/14	11,715	12,287
Chevron Corp.	4.950%	3/3/19	18,825	19,675
Conoco Funding Co.	6.350%	10/15/11	13,710	14,773
Conoco Funding Co.	7.250%	10/15/31	325	382
ConocoPhillips	4.750%	2/1/14	5,125	5,518
ConocoPhillips	4.600%	1/15/15	10,300	11,062
ConocoPhillips	5.750%	2/1/19	17,000	18,527
ConocoPhillips	6.000%	1/15/20	2,475	2,744
ConocoPhillips	5.900%	10/15/32	1,621	1,669
ConocoPhillips	6.500%	2/1/39	7,700	8,569
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	4,650	4,996
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	16,300	18,021
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	2,150	2,188
ConocoPhillips Holding Co.	6.950%	4/15/29	4,415	5,069
Devon Energy Corp.	5.625%	1/15/14	8,800	9,634
Devon Energy Corp.	7.950%	4/15/32	2,150	2,700
Devon Financing Corp. ULC	6.875%	9/30/11	15,060	16,270
Devon Financing Corp. ULC	7.875%	9/30/31	12,181	15,061
Devon OEI Operating Inc.	7.250%	10/1/11	50	54
Diamond Offshore Drilling Inc.	4.875%	7/1/15	600	643
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,700	2,935
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,475	4,370
EnCana Corp.	4.750%	10/15/13	75	80
EnCana Corp.	5.900%	12/1/17	7,450	8,072
EnCana Corp.	6.500%	5/15/19	1,900	2,121

EnCana Corp.	7.200%	11/1/31	5,675	6,442
EnCana Corp.	6.500%	8/15/34	8,475	8,938
EnCana Corp.	6.625%	8/15/37	2,250	2,416
EnCana Corp.	6.500%	2/1/38	900	954
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,900	5,407
EOG Resources Inc.	6.125%	10/1/13	650	728
EOG Resources Inc.	5.875%	9/15/17	6,925	7,570
EOG Resources Inc.	5.625%	6/1/19	850	909
Global Marine Inc.	7.000%	6/1/28	3,150	3,452
Halliburton Co.	6.150%	9/15/19	6,945	7,771
Halliburton Co.	6.700%	9/15/38	7,100	7,913
Halliburton Co.	7.450%	9/15/39	9,000	10,985
Hess Corp.	8.125%	2/15/19	1,325	1,615
Hess Corp.	7.875%	10/1/29	5,545	6,610
Hess Corp.	7.125%	3/15/33	4,675	5,221
Hess Corp.	6.000%	1/15/40	7,075	6,961
Husky Energy Inc.	6.250%	6/15/12	2,325	2,526
Husky Energy Inc.	5.900%	6/15/14	8,607	9,415
Husky Energy Inc.	6.150%	6/15/19	800	853
Husky Energy Inc.	7.250%	12/15/19	2,435	2,812
Husky Energy Inc.	6.800%	9/15/37	2,175	2,365
Kerr-McGee Corp.	6.875%	9/15/11	5,450	5,893
Kerr-McGee Corp.	6.950%	7/1/24	9,830	10,931
Kerr-McGee Corp.	7.875%	9/15/31	1,625	1,884
Lasmo USA Inc.	7.300%	11/15/27	355	414
Marathon Global Funding Corp.	6.000%	7/1/12	2,600	2,821
Marathon Oil Corp.	6.125%	3/15/12	3,370	3,635
Marathon Oil Corp.	6.500%	2/15/14	500	559
Marathon Oil Corp.	6.000%	10/1/17	10,475	11,235
Marathon Oil Corp.	5.900%	3/15/18	5,650	6,005
Marathon Oil Corp.	6.600%	10/1/37	235	247
Nabors Industries Inc.	6.150%	2/15/18	9,400	10,011
Nabors Industries Inc.	9.250%	1/15/19	3,025	3,757
Nexen Inc.	5.050%	11/20/13	5,375	5,770
Nexen Inc.	5.650%	5/15/17	2,025	2,140
Nexen Inc.	7.875%	3/15/32	975	1,130
Nexen Inc.	5.875%	3/10/35	300	286
Nexen Inc.	6.400%	5/15/37	10,300	10,382
Nexen Inc.	7.500%	7/30/39	7,375	8,380
Noble Energy Inc.	8.250%	3/1/19	2,500	3,015
Noble Energy Inc.	8.000%	4/1/27	450	513
Occidental Petroleum Corp.	6.750%	1/15/12	5,400	5,901
Occidental Petroleum Corp.	7.000%	11/1/13	2,375	2,751
PC Financial Partnership	5.000%	11/15/14	8,100	8,548
Petro-Canada	4.000%	7/15/13	5,600	5,777
Petro-Canada	6.050%	5/15/18	2,300	2,468
Petro-Canada	7.875%	6/15/26	1,500	1,751
Petro-Canada	7.000%	11/15/28	1,175	1,275
Petro-Canada	5.350%	7/15/33	4,825	4,341
Petro-Canada	5.950%	5/15/35	6,850	6,703
Petro-Canada	6.800%	5/15/38	1,875	2,011
Questar Market Resources Inc.	6.050%	9/1/16	2,975	3,164
Questar Market Resources Inc.	6.800%	3/1/20	2,150	2,338
Rowan Cos. Inc.	7.875%	8/1/19	2,500	2,843
Shell International Finance BV	5.625%	6/27/11	3,300	3,492
Shell International Finance BV	1.875%	3/25/13	5,125	5,111
Shell International Finance BV	4.000%	3/21/14	20,475	21,536
Shell International Finance BV	3.250%	9/22/15	9,675	9,707

Shell International Finance BV	5.200%	3/22/17	2,950	3,157
Shell International Finance BV	4.300%	9/22/19	23,200	22,839
Shell International Finance BV	4.375%	3/25/20	6,650	6,530
Shell International Finance BV	6.375%	12/15/38	11,894	13,025
Shell International Finance BV	5.500%	3/25/40	3,000	2,928
Smith International Inc.	9.750%	3/15/19	13,100	17,606
Statoil ASA	3.875%	4/15/14	6,750	7,039
Statoil ASA	2.900%	10/15/14	2,250	2,249
Statoil ASA	5.250%	4/15/19	11,325	11,801
Statoil ASA	7.250%	9/23/27	2,375	2,771
4 Statoil ASA	6.500%	12/1/28	975	1,055
Statoil ASA	7.150%	1/15/29	2,850	3,309
Suncor Energy Inc.	6.100%	6/1/18	3,150	3,394
Suncor Energy Inc.	7.150%	2/1/32	1,275	1,416
Suncor Energy Inc.	5.950%	12/1/34	250	242
Suncor Energy Inc.	6.500%	6/15/38	19,625	20,436
Suncor Energy Inc.	6.850%	6/1/39	700	758
Sunoco Inc.	4.875%	10/15/14	1,325	1,341
Sunoco Inc.	5.750%	1/15/17	1,925	1,905
Talisman Energy Inc.	5.125%	5/15/15	1,125	1,192
Talisman Energy Inc.	7.750%	6/1/19	16,137	19,111
Talisman Energy Inc.	7.250%	10/15/27	850	938
Talisman Energy Inc.	5.850%	2/1/37	5,000	4,793
Tosco Corp.	8.125%	2/15/30	15,350	19,276
Total Capital SA	3.125%	10/2/15	775	769
Total Capital SA	4.250%	12/15/21	700	685
Transocean Inc.	5.250%	3/15/13	3,375	3,637
Transocean Inc.	6.000%	3/15/18	4,075	4,427
Transocean Inc.	7.500%	4/15/31	2,325	2,733
Transocean Inc.	6.800%	3/15/38	4,410	4,906
Valero Energy Corp.	6.875%	4/15/12	14,200	15,418
Valero Energy Corp.	4.750%	6/15/13	240	248
Valero Energy Corp.	4.500%	2/1/15	2,625	2,627
Valero Energy Corp.	9.375%	3/15/19	7,566	8,976
Valero Energy Corp.	6.125%	2/1/20	3,675	3,659
Valero Energy Corp.	7.500%	4/15/32	6,090	6,244
Valero Energy Corp.	6.625%	6/15/37	4,615	4,369
Weatherford International Inc.	5.950%	6/15/12	550	594
Weatherford International Inc.	6.350%	6/15/17	10,550	11,280
Weatherford International Inc.	6.800%	6/15/37	1,550	1,585
Weatherford International Ltd.	5.150%	3/15/13	1,225	1,304
Weatherford International Ltd.	5.500%	2/15/16	1,040	1,108
Weatherford International Ltd.	6.000%	3/15/18	1,725	1,804
Weatherford International Ltd.	9.625%	3/1/19	23,675	29,970
Weatherford International Ltd.	6.500%	8/1/36	8,325	8,234
Weatherford International Ltd.	7.000%	3/15/38	2,700	2,831
Williams Cos. Inc.	7.500%	1/15/31	6,927	7,611
Williams Cos. Inc.	7.750%	6/15/31	1,749	1,951
Williams Cos. Inc.	8.750%	3/15/32	608	737
XTO Energy Inc.	5.900%	8/1/12	4,125	4,529
XTO Energy Inc.	6.250%	4/15/13	7,460	8,387
XTO Energy Inc.	5.750%	12/15/13	4,650	5,197
XTO Energy Inc.	4.900%	2/1/14	2,875	3,116
XTO Energy Inc.	5.000%	1/31/15	1,350	1,465
XTO Energy Inc.	5.300%	6/30/15	1,150	1,267
XTO Energy Inc.	6.250%	8/1/17	9,075	10,308
XTO Energy Inc.	6.500%	12/15/18	6,535	7,525
XTO Energy Inc.	6.100%	4/1/36	1,025	1,107

XTO Energy Inc.	6.750%	8/1/37	7,599	8,912
XTO Energy Inc.	6.375%	6/15/38	1,450	1,627

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	2,500	2,746

Technology (0.7%)
Adobe Systems Inc.	3.250%	2/1/15	4,525	4,529
Adobe Systems Inc.	4.750%	2/1/20	7,050	6,923
Agilent Technologies Inc.	4.450%	9/14/12	575	603
Agilent Technologies Inc.	5.500%	9/14/15	3,125	3,348
Agilent Technologies Inc.	6.500%	11/1/17	14,750	16,001
Amphenol Corp.	4.750%	11/15/14	4,125	4,240
Analog Devices Inc.	5.000%	7/1/14	3,425	3,615
Arrow Electronics Inc.	6.875%	7/1/13	200	221
Avnet Inc.	6.625%	9/15/16	235	251
BMC Software Inc.	7.250%	6/1/18	2,300	2,532
CA Inc.	5.375%	12/1/19	3,500	3,537
Cisco Systems Inc.	2.900%	11/17/14	1,975	1,994
Cisco Systems Inc.	5.500%	2/22/16	3,665	4,081
Cisco Systems Inc.	4.950%	2/15/19	15,150	15,684
Cisco Systems Inc.	4.450%	1/15/20	2,500	2,482
Cisco Systems Inc.	5.900%	2/15/39	24,940	25,163
Cisco Systems Inc.	5.500%	1/15/40	6,625	6,331
Computer Sciences Corp.	5.500%	3/15/13	1,650	1,771
Computer Sciences Corp.	6.500%	3/15/18	2,200	2,427
Corning Inc.	6.625%	5/15/19	700	775
Corning Inc.	7.250%	8/15/36	300	317
Dell Inc.	3.375%	6/15/12	800	833
Dell Inc.	4.700%	4/15/13	5,875	6,315
Dell Inc.	5.650%	4/15/18	3,225	3,432
Dell Inc.	5.875%	6/15/19	3,850	4,159
Dell Inc.	6.500%	4/15/38	3,200	3,364
Dun & Bradstreet Corp.	6.000%	4/1/13	4,725	5,099
Electronic Data Systems LLC	6.000%	8/1/13	5,225	5,837
Equifax Inc.	4.450%	12/1/14	2,175	2,232
Equifax Inc.	6.300%	7/1/17	1,075	1,143
Equifax Inc.	7.000%	7/1/37	1,600	1,652
Fiserv Inc.	6.125%	11/20/12	10,650	11,600
Fiserv Inc.	6.800%	11/20/17	5,950	6,608
Harris Corp.	5.000%	10/1/15	3,675	3,849
Harris Corp.	5.950%	12/1/17	225	240
Hewlett-Packard Co.	2.250%	5/27/11	1,600	1,626
Hewlett-Packard Co.	4.250%	2/24/12	10,241	10,824
Hewlett-Packard Co.	6.500%	7/1/12	1,410	1,565
Hewlett-Packard Co.	4.500%	3/1/13	12,675	13,582
Hewlett-Packard Co.	6.125%	3/1/14	17,700	19,946
Hewlett-Packard Co.	4.750%	6/2/14	11,400	12,299
Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,188
Hewlett-Packard Co.	5.500%	3/1/18	6,575	7,115
IBM International Group Capital LLC	5.050%	10/22/12	20,275	22,020
International Business Machines Corp.	2.100%	5/6/13	1,000	1,007
International Business Machines Corp.	7.500%	6/15/13	3,150	3,669
International Business Machines Corp.	5.700%	9/14/17	33,826	37,348
International Business Machines Corp.	7.625%	10/15/18	6,475	7,955
International Business Machines Corp.	7.000%	10/30/25	820	973
International Business Machines Corp.	6.220%	8/1/27	5,375	5,825
International Business Machines Corp.	6.500%	1/15/28	600	665

International Business Machines Corp.	5.875%	11/29/32	500	523
International Business Machines Corp.	5.600%	11/30/39	20,728	20,682
International Game Technology	7.500%	6/15/19	1,600	1,806
Intuit Inc.	5.400%	3/15/12	2,150	2,283
Intuit Inc.	5.750%	3/15/17	1,900	2,002
Lexmark International Inc.	5.900%	6/1/13	2,825	3,004
Lexmark International Inc.	6.650%	6/1/18	4,650	4,742
Microsoft Corp.	2.950%	6/1/14	7,800	7,944
Microsoft Corp.	4.200%	6/1/19	8,250	8,354
Microsoft Corp.	5.200%	6/1/39	2,075	2,049
Motorola Inc.	8.000%	11/1/11	6,375	6,913
Motorola Inc.	5.375%	11/15/12	4,975	5,265
Motorola Inc.	6.000%	11/15/17	15,350	15,885
Motorola Inc.	7.500%	5/15/25	850	896
Motorola Inc.	6.500%	9/1/25	1,250	1,212
Motorola Inc.	6.500%	11/15/28	500	481
Motorola Inc.	6.625%	11/15/37	3,725	3,591
Nokia Oyj	5.375%	5/15/19	5,050	5,326
Nokia Oyj	6.625%	5/15/39	4,125	4,528
Oracle Corp.	4.950%	4/15/13	6,725	7,319
Oracle Corp.	3.750%	7/8/14	1,600	1,669
Oracle Corp.	5.250%	1/15/16	19,296	21,208
Oracle Corp.	5.750%	4/15/18	13,735	15,071
Oracle Corp.	5.000%	7/8/19	14,725	15,397
Oracle Corp.	6.500%	4/15/38	5,375	5,921
Oracle Corp.	6.125%	7/8/39	7,400	7,828
Pitney Bowes Inc.	4.625%	10/1/12	3,200	3,416
Pitney Bowes Inc.	3.875%	6/15/13	4,225	4,418
Pitney Bowes Inc.	4.875%	8/15/14	250	267
Pitney Bowes Inc.	4.750%	1/15/16	12,000	12,619
Pitney Bowes Inc.	5.750%	9/15/17	3,500	3,744
Pitney Bowes Inc.	4.750%	5/15/18	275	275
Pitney Bowes Inc.	5.250%	1/15/37	450	467
Science Applications International Corp.	6.250%	7/1/12	1,000	1,092
Science Applications International Corp.	5.500%	7/1/33	1,400	1,223
Tyco Electronics Group SA	6.000%	10/1/12	850	915
Xerox Corp.	7.125%	6/15/10	3,575	3,619
Xerox Corp.	6.875%	8/15/11	13,825	14,736
Xerox Corp.	5.500%	5/15/12	2,765	2,942
Xerox Corp.	7.625%	6/15/13	3,600	3,699
Xerox Corp.	8.250%	5/15/14	6,525	7,580
Xerox Corp.	4.250%	2/15/15	4,475	4,534
Xerox Corp.	6.400%	3/15/16	4,270	4,682
Xerox Corp.	6.750%	2/1/17	3,050	3,367
Xerox Corp.	6.350%	5/15/18	11,850	12,861
Xerox Corp.	5.625%	12/15/19	1,375	1,412
Xerox Corp.	6.750%	12/15/39	450	468

Transportation (0.4%)
3 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	2,458	2,839
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	3,095	3,304
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	2,625	2,858
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	7,750	8,292
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	5,250	5,825
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	3,450	3,556
Burlington Northern Santa Fe LLC	7.000%	2/1/14	500	571
Burlington Northern Santa Fe LLC	5.750%	3/15/18	3,250	3,478

Burlington Northern Santa Fe LLC	6.150%	5/1/37	91	94
Canadian National Railway Co.	6.375%	10/15/11	1,075	1,156
Canadian National Railway Co.	4.400%	3/15/13	2,575	2,700
Canadian National Railway Co.	4.950%	1/15/14	1,875	2,027
Canadian National Railway Co.	5.800%	6/1/16	750	829
Canadian National Railway Co.	5.850%	11/15/17	1,150	1,254
Canadian National Railway Co.	6.900%	7/15/28	600	691
Canadian National Railway Co.	6.250%	8/1/34	1,625	1,760
Canadian National Railway Co.	6.200%	6/1/36	2,675	2,841
Canadian National Railway Co.	6.375%	11/15/37	900	983
Canadian Pacific Railway Co.	7.125%	10/15/31	525	565
Canadian Pacific Railway Co.	5.950%	5/15/37	1,075	1,038
Con-way Inc.	6.700%	5/1/34	3,425	3,098
Continental Airlines 2009-2 Pass Through
Trust	7.250%	11/10/19	2,350	2,532
3 Continental Airlines Inc.	6.648%	9/15/17	6,356	6,372
3 Continental Airlines Inc.	6.900%	1/2/18	3,407	3,441
3 Continental Airlines Inc.	6.545%	2/2/19	267	269
3 Continental Airlines Inc.	5.983%	4/19/22	655	645
CSX Corp.	6.300%	3/15/12	1,550	1,677
CSX Corp.	5.750%	3/15/13	125	136
CSX Corp.	6.250%	4/1/15	5,125	5,721
CSX Corp.	5.600%	5/1/17	1,500	1,577
CSX Corp.	7.900%	5/1/17	2,513	2,953
CSX Corp.	6.250%	3/15/18	9,975	10,748
CSX Corp.	7.375%	2/1/19	19,250	22,352
CSX Corp.	6.000%	10/1/36	5,931	5,840
CSX Corp.	6.150%	5/1/37	2,475	2,486
4 CSX Corp.	6.220%	4/30/40	5,562	5,602
3 Delta Air Lines Inc.	7.750%	12/17/19	5,900	6,298
3 Delta Air Lines Inc.	6.821%	8/10/22	9,081	8,990
Norfolk Southern Corp.	5.257%	9/17/14	45	48
Norfolk Southern Corp.	5.750%	1/15/16	1,700	1,877
Norfolk Southern Corp.	7.700%	5/15/17	5,125	6,084
Norfolk Southern Corp.	5.750%	4/1/18	2,575	2,765
Norfolk Southern Corp.	5.900%	6/15/19	6,325	6,845
Norfolk Southern Corp.	5.590%	5/17/25	534	527
Norfolk Southern Corp.	7.800%	5/15/27	3,245	3,896
Norfolk Southern Corp.	5.640%	5/17/29	1,680	1,655
Norfolk Southern Corp.	7.050%	5/1/37	10,175	11,720
Norfolk Southern Corp.	7.900%	5/15/97	1,800	2,132
Norfolk Southern Railway Co.	9.750%	6/15/20	1,554	2,088
Ryder System Inc.	5.950%	5/2/11	1,251	1,310
Ryder System Inc.	5.850%	3/1/14	1,725	1,837
Ryder System Inc.	7.200%	9/1/15	3,650	4,094
Ryder System Inc.	5.850%	11/1/16	7,425	7,818
Southwest Airlines Co.	6.500%	3/1/12	6,725	7,185
Southwest Airlines Co.	5.250%	10/1/14	175	181
Southwest Airlines Co.	5.750%	12/15/16	3,300	3,349
Southwest Airlines Co.	5.125%	3/1/17	700	680
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	1,834	1,895
Union Pacific Corp.	6.650%	1/15/11	4,730	4,945
Union Pacific Corp.	6.125%	1/15/12	250	269
Union Pacific Corp.	6.500%	4/15/12	992	1,084
Union Pacific Corp.	5.450%	1/31/13	4,375	4,745
Union Pacific Corp.	5.375%	5/1/14	325	351
Union Pacific Corp.	7.000%	2/1/16	350	402

Union Pacific Corp.	5.650%	5/1/17	4,050	4,308
Union Pacific Corp.	5.750%	11/15/17	6,825	7,331
Union Pacific Corp.	5.700%	8/15/18	21,485	22,601
Union Pacific Corp.	7.875%	1/15/19	625	750
Union Pacific Corp.	6.625%	2/1/29	1,775	1,906
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	1,330	1,474
United Parcel Service Inc.	3.875%	4/1/14	10,800	11,328
United Parcel Service Inc.	5.500%	1/15/18	2,360	2,577
United Parcel Service Inc.	5.125%	4/1/19	5,850	6,236
United Parcel Service Inc.	6.200%	1/15/38	4,575	4,981
				8,018,785
Utilities (2.2%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	2,300	2,406
Alabama Power Co.	4.850%	12/15/12	1,875	2,028
Alabama Power Co.	5.500%	10/15/17	3,500	3,748
Alabama Power Co.	6.000%	3/1/39	4,800	5,025
Ameren Energy Generating Co.	7.000%	4/15/18	95	101
Ameren Energy Generating Co.	7.950%	6/1/32	230	248
American Water Capital Corp.	6.085%	10/15/17	10,200	10,898
American Water Capital Corp.	6.593%	10/15/37	5,300	5,525
Appalachian Power Co.	5.650%	8/15/12	3,040	3,281
Appalachian Power Co.	7.950%	1/15/20	350	425
Appalachian Power Co.	5.800%	10/1/35	950	917
Appalachian Power Co.	7.000%	4/1/38	4,400	4,982
Arizona Public Service Co.	6.375%	10/15/11	600	639
Arizona Public Service Co.	5.800%	6/30/14	625	674
Arizona Public Service Co.	4.650%	5/15/15	875	899
Arizona Public Service Co.	5.500%	9/1/35	600	542
Atlantic City Electric Co.	7.750%	11/15/18	5,225	6,202
Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	3,713
Baltimore Gas & Electric Co.	6.350%	10/1/36	625	640
Carolina Power & Light Co.	6.500%	7/15/12	1,575	1,734
Carolina Power & Light Co.	5.125%	9/15/13	5,350	5,824
Carolina Power & Light Co.	5.300%	1/15/19	21,825	22,975
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	13,610	14,706
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	400	436
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	225	257
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	327
CenterPoint Energy Inc.	6.500%	5/1/18	70	74
Cleveland Electric Illuminating Co.	5.650%	12/15/13	175	189
Cleveland Electric Illuminating Co.	7.880%	11/1/17	1,125	1,328
Cleveland Electric Illuminating Co.	5.500%	8/15/24	900	893
Columbus Southern Power Co.	5.850%	10/1/35	5,450	5,332
Commonwealth Edison Co.	6.150%	3/15/12	1,750	1,901
Commonwealth Edison Co.	5.950%	8/15/16	9,030	9,878
Commonwealth Edison Co.	6.150%	9/15/17	13,650	15,121
Commonwealth Edison Co.	5.800%	3/15/18	2,975	3,203
Commonwealth Edison Co.	5.875%	2/1/33	490	497
Commonwealth Edison Co.	5.900%	3/15/36	2,375	2,401
Commonwealth Edison Co.	6.450%	1/15/38	3,025	3,265
Connecticut Light & Power Co.	6.350%	6/1/36	5,100	5,427
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,940	3,171
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,520
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,475	6,003
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	350	384

Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,975	6,829
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,950	1,811
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,925	1,933
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,000	3,153
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	6,150	6,527
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	3,075	3,469
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	3,400	3,248
Consolidated Natural Gas Co.	6.250%	11/1/11	7,500	8,052
Consolidated Natural Gas Co.	5.000%	12/1/14	4,725	5,049
Constellation Energy Group Inc.	4.550%	6/15/15	16,406	16,777
Constellation Energy Group Inc.	7.600%	4/1/32	2,015	2,307
Consumers Energy Co.	5.000%	2/15/12	2,125	2,259
Consumers Energy Co.	5.375%	4/15/13	4,100	4,435
Consumers Energy Co.	5.500%	8/15/16	1,800	1,919
Consumers Energy Co.	6.125%	3/15/19	550	601
Consumers Energy Co.	6.700%	9/15/19	5,000	5,660
Consumers Energy Co.	5.650%	4/15/20	800	838
Detroit Edison Co.	6.125%	10/1/10	2,230	2,286
Detroit Edison Co.	5.700%	10/1/37	950	939
Dominion Resources Inc.	4.750%	12/15/10	2,000	2,055
Dominion Resources Inc.	6.250%	6/30/12	2,275	2,475
Dominion Resources Inc.	5.700%	9/17/12	730	792
Dominion Resources Inc.	5.150%	7/15/15	12,533	13,526
Dominion Resources Inc.	6.000%	11/30/17	4,625	5,053
Dominion Resources Inc.	6.400%	6/15/18	290	322
Dominion Resources Inc.	6.300%	3/15/33	1,400	1,463
Dominion Resources Inc.	5.250%	8/1/33	2,575	2,726
Dominion Resources Inc.	5.950%	6/15/35	7,950	8,067
Dominion Resources Inc.	7.000%	6/15/38	825	947
3 Dominion Resources Inc.	7.500%	6/30/66	3,375	3,330
3 Dominion Resources Inc.	6.300%	9/30/66	2,275	2,153
DPL Inc.	6.875%	9/1/11	455	487
DTE Energy Co.	7.050%	6/1/11	5,240	5,548
DTE Energy Co.	6.375%	4/15/33	175	167
Duke Energy Carolinas LLC	6.250%	1/15/12	7,332	7,969
Duke Energy Carolinas LLC	5.750%	11/15/13	400	448
Duke Energy Carolinas LLC	6.000%	12/1/28	1,475	1,522
Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	1,679
Duke Energy Carolinas LLC	6.100%	6/1/37	9,000	9,408
Duke Energy Carolinas LLC	6.000%	1/15/38	175	182
Duke Energy Carolinas LLC	6.050%	4/15/38	3,975	4,187
Duke Energy Carolinas LLC	5.300%	2/15/40	2,875	2,743
Duke Energy Corp.	6.300%	2/1/14	4,420	4,927
Duke Energy Corp.	3.950%	9/15/14	5,225	5,410
Duke Energy Corp.	3.350%	4/1/15	4,675	4,648
Duke Energy Corp.	5.050%	9/15/19	6,900	6,996
Duke Energy Indiana Inc.	5.000%	9/15/13	425	450
Duke Energy Indiana Inc.	6.050%	6/15/16	325	354
Duke Energy Indiana Inc.	6.120%	10/15/35	1,075	1,089
Duke Energy Indiana Inc.	6.350%	8/15/38	8,100	8,695
Duke Energy Indiana Inc.	6.450%	4/1/39	900	979
Duke Energy Ohio Inc.	5.700%	9/15/12	3,975	4,325
Duke Energy Ohio Inc.	2.100%	6/15/13	3,800	3,812
Duke Energy Ohio Inc.	5.450%	4/1/19	8	9
El Paso Electric Co.	6.000%	5/15/35	1,725	1,568
Empresa Nacional de Electricidad SA	8.350%	8/1/13	2,275	2,584
Energy East Corp.	6.750%	6/15/12	4,900	5,409
Energy East Corp.	6.750%	7/15/36	3,650	3,924

Enersis SA	7.375%	1/15/14	2,500	2,755
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	8,675	9,225
Entergy Louisiana LLC	6.500%	9/1/18	1,350	1,460
Entergy Louisiana LLC	5.400%	11/1/24	125	126
Exelon Corp.	4.900%	6/15/15	4,275	4,470
Exelon Corp.	5.625%	6/15/35	755	703
Exelon Generation Co. LLC	5.350%	1/15/14	3,148	3,382
Exelon Generation Co. LLC	5.200%	10/1/19	4,675	4,733
Exelon Generation Co. LLC	6.250%	10/1/39	5,800	5,865
FirstEnergy Corp.	6.450%	11/15/11	1,637	1,736
FirstEnergy Corp.	7.375%	11/15/31	6,476	6,687
FirstEnergy Solutions Corp.	4.800%	2/15/15	7,600	7,784
FirstEnergy Solutions Corp.	6.050%	8/15/21	75	75
FirstEnergy Solutions Corp.	6.800%	8/15/39	100	99
Florida Power & Light Co.	4.850%	2/1/13	2,375	2,551
Florida Power & Light Co.	5.550%	11/1/17	1,850	2,000
Florida Power & Light Co.	5.950%	10/1/33	225	230
Florida Power & Light Co.	5.625%	4/1/34	3,825	3,740
Florida Power & Light Co.	4.950%	6/1/35	550	489
Florida Power & Light Co.	5.400%	9/1/35	5,650	5,353
Florida Power & Light Co.	6.200%	6/1/36	3,650	3,846
Florida Power & Light Co.	5.650%	2/1/37	3,975	3,965
Florida Power & Light Co.	5.850%	5/1/37	1,675	1,705
Florida Power & Light Co.	5.950%	2/1/38	9,450	9,754
Florida Power & Light Co.	5.960%	4/1/39	2,350	2,430
Florida Power Corp.	4.800%	3/1/13	9,875	10,536
Florida Power Corp.	5.650%	6/15/18	3,100	3,345
Florida Power Corp.	6.350%	9/15/37	10,425	11,181
Florida Power Corp.	6.400%	6/15/38	4,550	4,915
FPL Group Capital Inc.	5.625%	9/1/11	1,200	1,267
FPL Group Capital Inc.	5.350%	6/15/13	2,600	2,818
FPL Group Capital Inc.	6.000%	3/1/19	25,000	26,901
3 FPL Group Capital Inc.	6.350%	10/1/66	2,175	2,049
3 FPL Group Capital Inc.	6.650%	6/15/67	2,750	2,580
Georgia Power Co.	6.000%	11/1/13	3,000	3,384
Georgia Power Co.	5.700%	6/1/17	9,665	10,585
Georgia Power Co.	5.650%	3/1/37	325	322
Georgia Power Co.	5.950%	2/1/39	750	780
Illinois Power Co.	6.125%	11/15/17	1,300	1,386
Illinois Power Co.	6.250%	4/1/18	4,425	4,721
Indiana Michigan Power Co.	7.000%	3/15/19	625	708
Indiana Michigan Power Co.	6.050%	3/15/37	8,175	8,210
3 Integrys Energy Group Inc.	6.110%	12/1/66	4,350	3,880
Interstate Power & Light Co.	6.250%	7/15/39	2,600	2,712
Jersey Central Power & Light Co.	5.625%	5/1/16	3,025	3,183
Jersey Central Power & Light Co.	5.650%	6/1/17	1,925	2,033
Kansas City Power & Light Co.	6.050%	11/15/35	1,725	1,721
3 Kansas Gas & Electric	5.647%	3/29/21	171	172
KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	425	497
MidAmerican Energy Co.	5.650%	7/15/12	2,625	2,842
MidAmerican Energy Co.	5.125%	1/15/13	6,175	6,685
MidAmerican Energy Co.	5.950%	7/15/17	1,825	1,981
MidAmerican Energy Co.	5.300%	3/15/18	450	471
MidAmerican Energy Co.	6.750%	12/30/31	4,650	5,150
MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,384
Midamerican Energy Holdings Co.	5.875%	10/1/12	5,845	6,393
Midamerican Energy Holdings Co.	5.000%	2/15/14	1,175	1,251
Midamerican Energy Holdings Co.	5.750%	4/1/18	9,050	9,625

Midamerican Energy Holdings Co.	8.480%	9/15/28	600	744
Midamerican Energy Holdings Co.	6.125%	4/1/36	26,876	27,077
Midamerican Energy Holdings Co.	5.950%	5/15/37	7,950	7,774
Midamerican Energy Holdings Co.	6.500%	9/15/37	850	899
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	15,216	16,744
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	2,725	2,782
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	5,775	6,338
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	2,265	2,419
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	6,750	6,877
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	4,600	4,893
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	11,585	12,199
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	4,380	5,811
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	3,250	3,885
Nevada Power Co.	7.125%	3/15/19	14,525	16,411
Nevada Power Co.	6.750%	7/1/37	1,175	1,265
4 Niagara Mohawk Power Corp.	4.881%	8/15/19	575	574
Nisource Finance Corp.	6.150%	3/1/13	425	462
Nisource Finance Corp.	5.400%	7/15/14	2,125	2,256
Nisource Finance Corp.	5.250%	9/15/17	925	932
Nisource Finance Corp.	6.400%	3/15/18	650	697
Nisource Finance Corp.	6.800%	1/15/19	150	163
Nisource Finance Corp.	5.450%	9/15/20	1,600	1,583
Nisource Finance Corp.	6.125%	3/1/22	2,375	2,465
Northern States Power Co.	5.250%	3/1/18	1,875	1,970
Northern States Power Co.	5.250%	7/15/35	325	306
Northern States Power Co.	6.250%	6/1/36	1,600	1,715
Northern States Power Co.	6.200%	7/1/37	5,425	5,784
Northern States Power Co.	5.350%	11/1/39	3,700	3,517
NSTAR	4.500%	11/15/19	1,575	1,565
NSTAR Electric Co.	4.875%	4/15/14	2,600	2,759
NSTAR Electric Co.	5.625%	11/15/17	5,350	5,758
NSTAR Electric Co.	5.500%	3/15/40	2,950	3,008
Oglethorpe Power Corp.	5.950%	11/1/39	1,700	1,744
Ohio Edison Co.	6.400%	7/15/16	3,800	4,180
Ohio Power Co.	5.750%	9/1/13	6,725	7,297
Ohio Power Co.	6.000%	6/1/16	3,275	3,609
Oncor Electric Delivery Co. LLC	6.375%	5/1/12	3,000	3,245
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,225	4,626
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	7,140	7,922
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	7,225	8,075
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	4,171	4,771
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,125	2,307
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	4,149
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,805	2,096
Pacific Gas & Electric Co.	4.800%	3/1/14	16,825	18,098
Pacific Gas & Electric Co.	5.625%	11/30/17	3,425	3,692
Pacific Gas & Electric Co.	8.250%	10/15/18	475	580
Pacific Gas & Electric Co.	6.050%	3/1/34	13,598	14,003
Pacific Gas & Electric Co.	5.800%	3/1/37	10,125	10,033

Pacific Gas & Electric Co.	6.250%	3/1/39	3,675	3,859
PacifiCorp	6.900%	11/15/11	6,150	6,698
PacifiCorp	7.700%	11/15/31	1,025	1,271
PacifiCorp	5.250%	6/15/35	100	94
PacifiCorp	6.250%	10/15/37	6,625	7,083
PacifiCorp	6.000%	1/15/39	875	906
Peco Energy Co.	5.350%	3/1/18	2,675	2,837
Pennsylvania Electric Co.	6.050%	9/1/17	2,250	2,390
Pennsylvania Electric Co.	5.200%	4/1/20	10,400	10,413
Pennsylvania Electric Co.	6.150%	10/1/38	10,400	10,376
Pepco Holdings Inc.	6.450%	8/15/12	6,625	7,123
Pepco Holdings Inc.	7.450%	8/15/32	1,225	1,306
Potomac Electric Power Co.	6.500%	11/15/37	7,882	8,525
PPL Electric Utilities Corp.	6.250%	5/15/39	4,600	5,014
PPL Energy Supply LLC	6.400%	11/1/11	10,200	10,937
PPL Energy Supply LLC	6.300%	7/15/13	2,950	3,232
PPL Energy Supply LLC	5.400%	8/15/14	800	840
PPL Energy Supply LLC	6.200%	5/15/16	1,545	1,656
PPL Energy Supply LLC	6.500%	5/1/18	8,025	8,578
Progress Energy Inc.	6.850%	4/15/12	1,675	1,832
Progress Energy Inc.	6.050%	3/15/14	875	962
Progress Energy Inc.	5.625%	1/15/16	1,275	1,365
Progress Energy Inc.	7.050%	3/15/19	1,400	1,585
Progress Energy Inc.	4.875%	12/1/19	8,100	7,972
Progress Energy Inc.	7.750%	3/1/31	1,525	1,796
Progress Energy Inc.	7.000%	10/30/31	4,400	4,806
Progress Energy Inc.	6.000%	12/1/39	6,700	6,547
PSEG Power LLC	7.750%	4/15/11	1,250	1,336
PSEG Power LLC	6.950%	6/1/12	15,800	17,409
4 PSEG Power LLC	2.500%	4/15/13	1,775	1,778
PSEG Power LLC	5.000%	4/1/14	3,150	3,266
PSEG Power LLC	5.500%	12/1/15	10,575	11,430
PSEG Power LLC	8.625%	4/15/31	350	448
Public Service Co. of Colorado	7.875%	10/1/12	8,525	9,779
Public Service Co. of Colorado	5.500%	4/1/14	165	180
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,608
Public Service Co. of Colorado	5.125%	6/1/19	8,825	9,225
Public Service Co. of Colorado	6.250%	9/1/37	2,325	2,529
Public Service Co. of Oklahoma	5.150%	12/1/19	100	102
Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	4,925
Public Service Electric & Gas Co.	5.250%	7/1/35	475	452
Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	4,703
Puget Sound Energy Inc.	5.483%	6/1/35	800	748
Puget Sound Energy Inc.	6.274%	3/15/37	5,175	5,386
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	2,590
Puget Sound Energy Inc.	5.795%	3/15/40	1,515	1,489
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,320
San Diego Gas & Electric Co.	5.350%	5/15/35	800	766
San Diego Gas & Electric Co.	6.125%	9/15/37	250	266
San Diego Gas & Electric Co.	6.000%	6/1/39	900	956
SCANA Corp.	6.875%	5/15/11	5,300	5,607
Sierra Pacific Power Co.	6.000%	5/15/16	3,750	4,083
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	4,557
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,575	1,799
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,125	2,349
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	207
South Carolina Electric & Gas Co.	6.050%	1/15/38	4,300	4,467
Southern California Edison Co.	5.000%	1/15/14	3,200	3,460

Southern California Edison Co.	4.650%	4/1/15	1,675	1,790
Southern California Edison Co.	5.000%	1/15/16	1,175	1,275
Southern California Edison Co.	5.500%	8/15/18	400	431
Southern California Edison Co.	6.650%	4/1/29	100	109
Southern California Edison Co.	6.000%	1/15/34	6,975	7,275
Southern California Edison Co.	5.750%	4/1/35	925	935
Southern California Edison Co.	5.350%	7/15/35	4,400	4,213
Southern California Edison Co.	5.550%	1/15/36	1,400	1,378
Southern California Edison Co.	5.625%	2/1/36	6,275	6,239
Southern California Edison Co.	5.550%	1/15/37	6,975	6,862
Southern California Edison Co.	5.950%	2/1/38	410	426
Southern Co.	5.300%	1/15/12	2,250	2,400
Southern Co.	4.150%	5/15/14	3,850	4,032
Southern Power Co.	6.250%	7/15/12	3,280	3,618
Southern Power Co.	4.875%	7/15/15	6,550	6,967
Southwestern Electric Power Co.	5.550%	1/15/17	400	416
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	3,905
Southwestern Electric Power Co.	6.200%	3/15/40	2,175	2,170
Tampa Electric Co.	6.375%	8/15/12	3,950	4,309
Tampa Electric Co.	6.100%	5/15/18	275	297
Tampa Electric Co.	6.550%	5/15/36	3,000	3,176
Teco Finance Inc.	4.000%	3/15/16	2,650	2,617
Teco Finance Inc.	5.150%	3/15/20	2,475	2,450
Toledo Edison Co.	6.150%	5/15/37	6,525	6,596
TransAlta Corp.	4.750%	1/15/15	1,050	1,083
TransAlta Corp.	6.650%	5/15/18	1,325	1,421
Union Electric Co.	5.400%	2/1/16	3,225	3,334
Union Electric Co.	6.700%	2/1/19	6,566	7,263
Union Electric Co.	8.450%	3/15/39	2,725	3,591
United Utilities PLC	5.375%	2/1/19	4,950	4,895
Virginia Electric and Power Co.	5.100%	11/30/12	800	872
Virginia Electric and Power Co.	5.400%	1/15/16	1,300	1,405
Virginia Electric and Power Co.	5.000%	6/30/19	3,500	3,635
Virginia Electric and Power Co.	6.000%	1/15/36	5,575	5,710
Virginia Electric and Power Co.	6.000%	5/15/37	3,375	3,482
Virginia Electric and Power Co.	6.350%	11/30/37	3,450	3,726
Virginia Electric and Power Co.	8.875%	11/15/38	675	943
Wisconsin Electric Power Co.	6.000%	4/1/14	950	1,057
Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	4,516
Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,013
Wisconsin Electric Power Co.	5.700%	12/1/36	825	823
Wisconsin Energy Corp.	6.500%	4/1/11	8,000	8,441
3 Wisconsin Energy Corp.	6.250%	5/15/67	14,025	13,282
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,182
Wisconsin Power & Light Co.	6.375%	8/15/37	4,250	4,494
Xcel Energy Inc.	5.613%	4/1/17	592	618
Xcel Energy Inc.	6.500%	7/1/36	3,050	3,209

Natural Gas (0.6%)
AGL Capital Corp.	5.250%	8/15/19	1,100	1,112
AGL Capital Corp.	6.000%	10/1/34	150	146
Atmos Energy Corp.	4.950%	10/15/14	3,320	3,511
Atmos Energy Corp.	8.500%	3/15/19	2,275	2,791
Boardwalk Pipelines LP	5.500%	2/1/17	3,225	3,327
British Transco Finance Inc.	6.625%	6/1/18	1,625	1,796
Buckeye Partners LP	6.050%	1/15/18	350	370
CenterPoint Energy Resources Corp.	7.875%	4/1/13	3,505	4,017
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,454

DCP Midstream LLC	8.125%	8/16/30	325	382
El Paso Natural Gas Co.	5.950%	4/15/17	15,930	16,641
El Paso Natural Gas Co.	8.625%	1/15/22	6,755	8,183
Enbridge Energy Partners LP	6.500%	4/15/18	2,225	2,468
Enbridge Energy Partners LP	9.875%	3/1/19	4,975	6,456
Enbridge Energy Partners LP	7.500%	4/15/38	7,120	8,303
Enbridge Inc.	5.600%	4/1/17	275	295
Energy Transfer Partners LP	5.650%	8/1/12	4,925	5,286
Energy Transfer Partners LP	6.000%	7/1/13	6,910	7,478
Energy Transfer Partners LP	8.500%	4/15/14	8,375	9,737
Energy Transfer Partners LP	5.950%	2/1/15	8,475	9,240
Energy Transfer Partners LP	6.125%	2/15/17	1,225	1,284
Energy Transfer Partners LP	9.000%	4/15/19	7,900	9,667
Energy Transfer Partners LP	6.625%	10/15/36	2,050	2,065
Energy Transfer Partners LP	7.500%	7/1/38	2,590	2,898
6 Enron Corp.	7.625%	9/10/04	1,600	4
6 Enron Corp.	6.625%	11/15/05	1,075	2
6 Enron Corp.	7.125%	5/15/07	6,846	16
6 Enron Corp.	6.875%	10/15/07	6,700	15
6 Enron Corp.	6.750%	8/1/09	5,145	12
Enterprise Products Operating LLC	4.950%	6/1/10	3,825	3,850
Enterprise Products Operating LLC	4.600%	8/1/12	22,975	24,251
Enterprise Products Operating LLC	5.650%	4/1/13	3,475	3,757
Enterprise Products Operating LLC	5.900%	4/15/13	2,175	2,363
Enterprise Products Operating LLC	9.750%	1/31/14	16,675	20,246
Enterprise Products Operating LLC	5.600%	10/15/14	4,726	5,122
Enterprise Products Operating LLC	6.300%	9/15/17	9,050	9,930
Enterprise Products Operating LLC	6.650%	4/15/18	2,425	2,690
Enterprise Products Operating LLC	6.500%	1/31/19	2,775	3,061
Enterprise Products Operating LLC	6.875%	3/1/33	1,950	2,081
Enterprise Products Operating LLC	6.650%	10/15/34	650	677
Enterprise Products Operating LLC	7.550%	4/15/38	1,375	1,572
EQT Corp.	6.500%	4/1/18	11,475	12,321
EQT Corp.	8.125%	6/1/19	325	387
6 HNG Internorth	9.625%	3/15/06	3,680	8
KeySpan Corp.	8.000%	11/15/30	50	61
Kinder Morgan Energy Partners LP	7.125%	3/15/12	5,660	6,195
Kinder Morgan Energy Partners LP	5.850%	9/15/12	6,595	7,158
Kinder Morgan Energy Partners LP	5.000%	12/15/13	12,565	13,401
Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,925	2,043
Kinder Morgan Energy Partners LP	5.625%	2/15/15	300	326
Kinder Morgan Energy Partners LP	6.000%	2/1/17	150	161
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,325	11,036
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,025	2,271
Kinder Morgan Energy Partners LP	7.300%	8/15/33	350	389
Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	94
Kinder Morgan Energy Partners LP	6.500%	2/1/37	640	659
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,200	3,463
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,275	5,403
Magellan Midstream Partners LP	5.650%	10/15/16	875	922
Magellan Midstream Partners LP	6.550%	7/15/19	4,525	5,010
National Grid PLC	6.300%	8/1/16	8,600	9,553
NuStar Logistics LP	7.650%	4/15/18	4,825	5,430
Oneok Inc.	5.200%	6/15/15	2,950	3,163
Oneok Inc.	6.000%	6/15/35	2,275	2,184
ONEOK Partners LP	5.900%	4/1/12	3,000	3,211
ONEOK Partners LP	6.150%	10/1/16	4,525	4,866
ONEOK Partners LP	8.625%	3/1/19	16,250	20,131

ONEOK Partners LP	6.650%	10/1/36	12,525	13,025
ONEOK Partners LP	6.850%	10/15/37	4,925	5,299
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	8,050	8,583
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	1,050	1,169
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	7,350	7,669
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	4,440	4,768
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	925	1,011
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	2,475	3,037
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	400	413
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,000	1,036
Sempra Energy	6.000%	2/1/13	700	753
Sempra Energy	6.150%	6/15/18	100	108
Southern California Gas Co.	5.750%	11/15/35	950	968
4 Southern Natural Gas Co.	5.900%	4/1/17	7,515	7,832
Southern Natural Gas Co.	8.000%	3/1/32	5,620	6,301
Southern Union Co.	7.600%	2/1/24	800	892
Spectra Energy Capital LLC	6.250%	2/15/13	1,146	1,257
Spectra Energy Capital LLC	5.500%	3/1/14	3,125	3,323
Spectra Energy Capital LLC	5.668%	8/15/14	150	162
Spectra Energy Capital LLC	6.200%	4/15/18	925	992
Spectra Energy Capital LLC	6.750%	2/15/32	2,250	2,337
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	875	890
Texas Eastern Transmission LP	7.000%	7/15/32	200	225
Texas Gas Transmission LLC	4.600%	6/1/15	2,875	2,987
TransCanada PipeLines Ltd.	4.000%	6/15/13	3,950	4,143
TransCanada PipeLines Ltd.	6.500%	8/15/18	10,300	11,657
TransCanada PipeLines Ltd.	7.125%	1/15/19	4,525	5,294
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	2,951
TransCanada PipeLines Ltd.	5.850%	3/15/36	13,375	13,256
TransCanada PipeLines Ltd.	6.200%	10/15/37	5,550	5,723
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,500	1,739
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,279	1,554
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	11,021	10,399
Transcontinental Gas Pipe Line Co. LLC	7.000%	8/15/11	3,425	3,669
4 Williams Partners LP	3.800%	2/15/15	2,900	2,895
4 Williams Partners LP	5.250%	3/15/20	6,025	5,986
4 Williams Partners LP	6.300%	4/15/40	4,400	4,377

Other Utility (0.0%)
Veolia Environnement	6.750%	6/1/38	125	136
				1,694,471
Total Corporate Bonds (Cost $14,476,593)				15,145,977
Sovereign Bonds (U.S. Dollar-Denominated) (3.8%)
African Development Bank	1.000%	11/23/11	5,575	5,562
African Development Bank	1.750%	10/1/12	4,450	4,453
African Development Bank	1.625%	2/11/13	7,425	7,379
African Development Bank	3.000%	5/27/14	17,625	17,697
Asian Development Bank	2.125%	3/15/12	4,725	4,818
Asian Development Bank	4.500%	9/4/12	1,050	1,119
Asian Development Bank	3.625%	9/5/13	23,500	24,836
Asian Development Bank	2.750%	5/21/14	18,145	18,442

Asian Development Bank	2.625%	2/9/15	24,975	24,750
Asian Development Bank	5.500%	6/27/16	1,875	2,086
Asian Development Bank	5.250%	6/12/17	600	668
Asian Development Bank	5.593%	7/16/18	3,528	3,849
Brazilian Government International Bond	11.000%	1/11/12	4,175	4,874
Brazilian Government International Bond	10.250%	6/17/13	2,200	2,717
Brazilian Government International Bond	7.875%	3/7/15	8,200	9,705
Brazilian Government International Bond	6.000%	1/17/17	24,225	26,314
3 Brazilian Government International Bond	8.000%	1/15/18	21,716	25,273
Brazilian Government International Bond	5.875%	1/15/19	28,550	30,634
Brazilian Government International Bond	8.875%	10/14/19	11,650	15,029
Brazilian Government International Bond	8.875%	4/15/24	1,500	1,980
Brazilian Government International Bond	8.875%	4/15/24	3,125	4,109
Brazilian Government International Bond	8.750%	2/4/25	12,250	16,139
Brazilian Government International Bond	10.125%	5/15/27	12,325	18,068
Brazilian Government International Bond	8.250%	1/20/34	18,750	23,888
Brazilian Government International Bond	7.125%	1/20/37	15,506	17,636
Brazilian Government International Bond	11.000%	8/17/40	26,225	35,089
Brazilian Government International Bond	5.625%	1/7/41	17,925	16,872
Canada Government International Bond	2.375%	9/10/14	4,175	4,165
Canada Mortgage & Housing Corp.	4.800%	10/1/10	1,075	1,092
Chile Government International Bond	7.125%	1/11/12	3,225	3,518
Chile Government International Bond	5.500%	1/15/13	2,965	3,194
China Development Bank Corp.	4.750%	10/8/14	3,700	3,892
China Development Bank Corp.	5.000%	10/15/15	1,450	1,563
China Government International Bond	4.750%	10/29/13	5,700	6,196
Corp Andina de Fomento	8.125%	6/4/19	11,125	13,031
Corp. Andina de Fomento	5.200%	5/21/13	4,500	4,754
Corp. Andina de Fomento	5.750%	1/12/17	16,625	17,216
Council Of Europe Development Bank	2.750%	2/10/15	5,675	5,657
Development Bank of Japan	4.250%	6/9/15	2,050	2,165
Eksportfinans ASA	1.875%	4/2/13	400	398
Eksportfinans ASA	3.000%	11/17/14	7,250	7,274
Eksportfinans ASA	5.500%	5/25/16	8,520	9,363
Eksportfinans ASA	5.500%	6/26/17	7,500	8,207
European Bank for Reconstruction &
Development	1.250%	6/10/11	1,000	1,004
European Investment Bank	2.625%	5/16/11	4,725	4,819
European Investment Bank	5.250%	6/15/11	13,225	13,859
European Investment Bank	3.125%	7/15/11	4,225	4,349
European Investment Bank	3.250%	10/14/11	14,625	15,080
European Investment Bank	2.625%	11/15/11	3,275	3,350
European Investment Bank	2.000%	2/10/12	65,975	66,915
European Investment Bank	4.625%	3/21/12	27,400	28,960
4 European Investment Bank	1.125%	4/16/12	12,500	12,477
European Investment Bank	1.750%	9/14/12	10,850	10,908
^ European Investment Bank	1.625%	3/15/13	12,400	12,322
European Investment Bank	2.875%	3/15/13	8,100	8,335
European Investment Bank	3.250%	5/15/13	20,400	21,229
European Investment Bank	4.250%	7/15/13	33,575	36,015
European Investment Bank	2.375%	3/14/14	24,750	24,896
European Investment Bank	4.625%	5/15/14	35,482	38,258
European Investment Bank	3.125%	6/4/14	47,250	48,214
European Investment Bank	2.875%	1/15/15	15,400	15,467
European Investment Bank	2.750%	3/23/15	20,100	19,979
European Investment Bank	4.875%	2/16/16	15,000	16,362
European Investment Bank	5.125%	9/13/16	2,150	2,367
European Investment Bank	4.875%	1/17/17	21,025	22,883

European Investment Bank	5.125%	5/30/17	28,275	31,037
European Investment Bank	4.875%	2/15/36	300	290
Export Development Canada	2.625%	3/15/11	16	16
Export Development Canada	3.750%	7/15/11	550	569
Export Development Canada	2.625%	11/15/11	5,075	5,204
Export Development Canada	2.375%	3/19/12	10,300	10,524
Export Development Canada	1.750%	9/24/12	20,975	21,156
Export Development Canada	3.125%	4/24/14	225	230
Export-Import Bank of Korea	5.500%	10/17/12	8,350	8,883
Export-Import Bank of Korea	8.125%	1/21/14	17,275	19,873
Export-Import Bank of Korea	5.875%	1/14/15	9,950	10,732
Export-Import Bank of Korea	5.125%	3/16/15	2,500	2,612
Export-Import Bank of Korea	4.125%	9/9/15	4,925	4,928
Financement-Quebec	5.000%	10/25/12	3,725	4,016
Hungary Government International Bond	4.750%	2/3/15	3,100	3,168
Hydro Quebec	6.300%	5/11/11	16,325	17,296
Hydro Quebec	8.000%	2/1/13	9,675	11,200
Hydro Quebec	7.500%	4/1/16	1,975	2,390
Hydro Quebec	8.400%	1/15/22	2,675	3,470
Hydro Quebec	8.050%	7/7/24	2,975	3,916
Hydro Quebec	8.500%	12/1/29	400	521
Inter-American Development Bank	1.500%	6/23/11	2,150	2,172
Inter-American Development Bank	4.375%	9/20/12	80	85
Inter-American Development Bank	4.750%	10/19/12	4,525	4,870
Inter-American Development Bank	3.500%	3/15/13	9,375	9,864
Inter-American Development Bank	3.000%	4/22/14	25,200	25,561
Inter-American Development Bank	4.250%	9/14/15	6,525	6,873
Inter-American Development Bank	5.125%	9/13/16	200	220
Inter-American Development Bank	4.250%	9/10/18	18,200	18,596
Inter-American Development Bank	3.875%	9/17/19	44,425	44,124
Inter-American Development Bank	3.875%	2/14/20	6,425	6,327
Inter-American Development Bank	7.000%	6/15/25	2,775	3,338
International Bank for Reconstruction &
Development	3.125%	11/15/11	825	849
International Bank for Reconstruction &
Development	2.000%	4/2/12	38,965	39,577
International Bank for Reconstruction &
Development	3.500%	10/8/13	22,025	23,064
International Bank for Reconstruction &
Development	5.000%	4/1/16	14,525	15,936
International Bank for Reconstruction &
Development	7.625%	1/19/23	3,250	4,235
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,050	1,497
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,575	1,526
International Finance Corp.	3.500%	5/15/13	7,100	7,484
International Finance Corp.	3.000%	4/22/14	26,437	26,636
Israel Government International Bond	4.625%	6/15/13	2,375	2,531
Israel Government International Bond	5.125%	3/1/14	800	865
Israel Government International Bond	5.500%	11/9/16	7,650	8,228
Israel Government International Bond	5.125%	3/26/19	18,700	19,015
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	1,850	1,929
Japan Bank for International
Cooperation/Japan	2.125%	11/5/12	12,450	12,568
Japan Bank for International
Cooperation/Japan	4.375%	11/26/12	5,450	5,806

Japan Bank for International
Cooperation/Japan	4.250%	6/18/13	20,125	21,362
Japan Bank for International
Cooperation/Japan	2.875%	2/2/15	16,150	16,078
Japan Finance Corp.	2.000%	6/24/11	1,210	1,222
Japan Finance Organization for Municipalities	4.625%	4/21/15	6,850	7,376
Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,267
Korea Development Bank	5.300%	1/17/13	2,475	2,589
Korea Development Bank	5.750%	9/10/13	9,940	10,640
Korea Development Bank	8.000%	1/23/14	10,800	12,375
Korea Development Bank	4.375%	8/10/15	1,200	1,213
Korea Electric Power Corp.	7.750%	4/1/13	6,075	6,838
Kreditanstalt fuer Wiederaufbau	3.750%	6/27/11	22,075	22,842
Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	14,132	14,606
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	45,900	46,649
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	10,825	11,045
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	13,300	14,137
Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	25,500	25,572
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	80,400	83,146
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,075	12,564
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	23,825	24,919
Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	21,825	22,638
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	1,425	1,523
Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	15,275	15,316
Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	16,700	16,473
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	28,250	30,939
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	14,175	14,726
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	14,325	15,027
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	24,425	26,165
Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	1,800	1,786
Landesbank Baden-Wuerttemberg	6.350%	4/1/12	2,000	2,163
Landeskreditbank Baden-Wuerttemberg
Foerderbank	4.875%	1/13/12	9,375	9,760
Landwirtschaftliche Rentenbank	5.250%	7/2/12	7,425	7,958
Landwirtschaftliche Rentenbank	1.875%	9/24/12	18,950	19,003
Landwirtschaftliche Rentenbank	3.250%	3/15/13	20,750	21,214
Landwirtschaftliche Rentenbank	4.125%	7/15/13	7,325	7,695
Landwirtschaftliche Rentenbank	3.125%	7/15/15	9,650	9,697
Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	9,959
Landwirtschaftliche Rentenbank	5.000%	11/8/16	76	82
Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,975	7,602
Malaysia Government International Bond	7.500%	7/15/11	9,575	10,285
Mexico Government International Bond	7.500%	1/14/12	2,475	2,747
Mexico Government International Bond	6.375%	1/16/13	9,477	10,534
Mexico Government International Bond	6.625%	3/3/15	2,433	2,749
Mexico Government International Bond	11.375%	9/15/16	4,775	6,721
Mexico Government International Bond	5.625%	1/15/17	42,496	45,533
Mexico Government International Bond	8.300%	8/15/31	10,300	13,236
Mexico Government International Bond	6.750%	9/27/34	62,751	69,205
Nordic Investment Bank	3.875%	6/15/10	550	552
Nordic Investment Bank	1.625%	1/28/13	12,000	11,960
Nordic Investment Bank	2.625%	10/6/14	9,600	9,588
Nordic Investment Bank	5.000%	2/1/17	5,200	5,688
Oesterreichische Kontrollbank AG	3.125%	10/14/11	6,870	7,055
Oesterreichische Kontrollbank AG	4.750%	11/8/11	2,525	2,658
Oesterreichische Kontrollbank AG	1.875%	3/21/12	16,675	16,748
Oesterreichische Kontrollbank AG	4.750%	10/16/12	4,975	5,356
Oesterreichische Kontrollbank AG	1.750%	3/11/13	16,500	16,388

Oesterreichische Kontrollbank AG	4.500%	3/9/15	125	131
Oesterreichische Kontrollbank AG	5.000%	4/25/17	13,400	14,324
Ontario Electricity Financial Corp.	7.450%	3/31/13	3,950	4,472
Pemex Project Funding Master Trust	9.125%	10/13/10	335	350
Pemex Project Funding Master Trust	5.750%	3/1/18	31,900	32,679
Pemex Project Funding Master Trust	6.625%	6/15/35	12,380	12,132
Pemex Project Funding Master Trust	6.625%	6/15/38	5,975	5,843
Peruvian Government International Bond	9.125%	2/21/12	800	912
Peruvian Government International Bond	9.875%	2/6/15	11,050	13,989
Peruvian Government International Bond	8.375%	5/3/16	275	334
Peruvian Government International Bond	7.125%	3/30/19	18,700	21,617
Peruvian Government International Bond	7.350%	7/21/25	8,475	9,831
3 Peruvian Government International Bond	6.550%	3/14/37	11,500	12,305
Petrobras International Finance Co.	6.125%	10/6/16	13,763	14,720
Petrobras International Finance Co.	5.875%	3/1/18	11,725	12,185
Petrobras International Finance Co.	8.375%	12/10/18	10,250	12,223
Petrobras International Finance Co.	7.875%	3/15/19	19,808	23,076
Petrobras International Finance Co.	5.750%	1/20/20	5,600	5,728
Petrobras International Finance Co.	6.875%	1/20/40	5,800	6,005
4 Petroleos Mexicanos	4.875%	3/15/15	6,600	6,774
Petroleos Mexicanos	8.000%	5/3/19	5,200	6,123
4 Petroleos Mexicanos	6.000%	3/5/20	7,450	7,619
4 Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,012
Poland Government International Bond	6.250%	7/3/12	8,725	9,493
Poland Government International Bond	5.250%	1/15/14	1,695	1,823
Poland Government International Bond	5.000%	10/19/15	2,875	3,035
Poland Government International Bond	6.375%	7/15/19	37,925	41,547
Province of Manitoba Canada	2.125%	4/22/13	4,850	4,867
Province of Manitoba Canada	4.900%	12/6/16	3,700	3,984
Province of Nova Scotia Canada	5.750%	2/27/12	1,650	1,780
Province of Ontario Canada	3.375%	5/20/11	1,625	1,671
Province of Ontario Canada	5.000%	10/18/11	15,725	16,682
Province of Ontario Canada	1.875%	11/19/12	20,300	20,452
Province of Ontario Canada	4.100%	6/16/14	27,670	29,379
Province of Ontario Canada	2.950%	2/5/15	10,325	10,346
Province of Ontario Canada	4.750%	1/19/16	2,075	2,223
Province of Ontario Canada	5.450%	4/27/16	30,325	33,625
Province of Ontario Canada	4.000%	10/7/19	19,775	19,432
Province of Quebec Canada	4.875%	5/5/14	4,125	4,359
Province of Quebec Canada	4.600%	5/26/15	7,600	8,144
Province of Quebec Canada	5.125%	11/14/16	18,050	19,639
Province of Quebec Canada	4.625%	5/14/18	7,500	7,899
Province of Quebec Canada	7.125%	2/9/24	905	1,101
Province of Quebec Canada	7.500%	9/15/29	7,751	10,042
Province of Saskatchewan Canada	7.375%	7/15/13	1,375	1,594
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	375
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	392
Region of Lombardy Italy	5.804%	10/25/32	6,395	6,189
Republic of Italy	3.500%	7/15/11	7,425	7,645
Republic of Italy	5.625%	6/15/12	11,675	12,618
Republic of Italy	2.125%	10/5/12	10,050	10,093
Republic of Italy	4.375%	6/15/13	125	133
Republic of Italy	4.500%	1/21/15	14,350	15,085
Republic of Italy	3.125%	1/26/15	24,800	24,626
Republic of Italy	4.750%	1/25/16	22,250	23,253
Republic of Italy	5.250%	9/20/16	31,326	33,489
Republic of Italy	6.875%	9/27/23	11,450	13,085
Republic of Italy	5.375%	6/15/33	16,075	15,985

Republic of Korea	4.250%	6/1/13	19,300	20,199
Republic of Korea	5.750%	4/16/14	8,700	9,490
Republic of Korea	4.875%	9/22/14	425	450
Republic of Korea	7.125%	4/16/19	7,975	9,363
Republic of Korea	5.625%	11/3/25	1,425	1,446
South Africa Government International Bond	7.375%	4/25/12	7,775	8,543
South Africa Government International Bond	6.500%	6/2/14	2,425	2,686
South Africa Government International Bond	6.875%	5/27/19	15,125	16,883
South Africa Government International Bond	5.500%	3/9/20	5,500	5,569
South Africa Government International Bond	5.875%	5/30/22	4,300	4,397
Svensk Exportkredit AB	4.000%	6/15/10	2,350	2,366
Svensk Exportkredit AB	3.250%	9/16/14	7,775	7,929
Svensk Exportkredit AB	5.125%	3/1/17	1,350	1,451
4 Temasek Financial I Ltd.	5.375%	11/23/39	500	483
United Mexican States	5.875%	2/17/14	16,575	18,216
United Mexican States	5.950%	3/19/19	23,200	25,056
United Mexican States	5.125%	1/15/20	850	857
United Mexican States	6.050%	1/11/40	6,025	6,010
Total Sovereign Bonds (Cost $2,851,804)				2,937,558
Taxable Municipal Bonds (0.5%)
American Muni. Power Ohio Inc.	6.053%	2/15/43	950	904
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	6,275	6,333
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	7,650	7,927
Board of Trustees of The Leland Stanford
Junior University	4.250%	5/1/16	2,250	2,338
California GO	5.250%	4/1/14	3,425	3,550
California GO	5.750%	3/1/17	7,550	7,710
California GO	6.200%	3/1/19	1,400	1,431
California GO	6.200%	10/1/19	11,175	11,432
California GO	7.500%	4/1/34	23,775	24,556
California GO	5.650%	4/1/39	3,775	3,924
California GO	7.300%	10/1/39	3,250	3,261
California GO	7.350%	11/1/39	21,900	21,822
California GO	7.625%	3/1/40	8,250	8,598
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	1,500	1,457
Chicago IL Board of Educ. GO	6.138%	12/1/39	650	661
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	3,050	3,079
Chicago IL Transit Auth. Rev.	6.200%	12/1/40	2,850	2,839
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	8,125	8,708
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	1,475	1,487
Commonwealth Financing Auth. Pennsylvania
Rev.	6.218%	6/1/39	6,375	6,522
Connecticut GO	5.850%	3/15/32	5,375	5,646
Dallas County TX Hosp. Dist. GO	5.621%	8/15/44	2,100	2,103
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	1,050	1,122
Dartmouth College	4.750%	6/1/19	700	722
Denver CO City & County School Dist.	5.664%	12/1/33	1,325	1,332
District of Columbia Income Tax Rev.	5.591%	12/1/34	1,125	1,119
East Bay CA Muni. Util. Dist. Water System
Rev.	5.874%	6/1/40	1,000	1,013
Georgia GO	4.503%	11/1/25	6,100	6,014
Howard Hughes Medical Institute	3.450%	9/1/14	4,050	4,170
Illinois GO	2.766%	1/1/12	9,600	9,683
Illinois GO	4.071%	1/1/14	9,600	9,710

Illinois GO	4.950%	6/1/23	13,275	12,291
Illinois GO	5.100%	6/1/33	41,924	34,576
Illinois GO	6.630%	2/1/35	2,800	2,790
Illinois State Tollway Highway Auth. Toll
Highway Rev.	6.184%	1/1/34	880	891
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.851%	12/1/34	1,650	1,602
Indianapolis IN Local Public Improvement
Bond Bank Notes	6.116%	1/15/40	9,700	9,841
Johns Hopkins University	5.250%	7/1/19	7,950	8,375
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	4,650	4,510
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	1,700	1,822
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	6,350	6,245
Los Angeles CA USD GO	5.750%	7/1/34	4,825	4,441
Los Angeles CA USD GO	6.758%	7/1/34	2,525	2,610
Maryland Transp. Auth. Rev.	5.888%	7/1/43	2,100	2,118
Massachusetts GO	5.456%	12/1/39	5,300	5,296
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	2,550	2,572
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	2,175	1,980
Metro. Transp. Auth. NY Rev.	6.648%	11/15/39	3,825	3,919
Metro. Washington DC/VA Airports Auth.
Airport System Rev.	7.462%	10/1/46	1,375	1,421
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	1,650	1,617
Muni. Electric Auth. Georgia Rev.	6.637%	4/1/57	8,025	7,968
Muni. Electric Auth. Georgia Rev.	6.655%	4/1/57	5,900	5,872
Muni. Electric Auth. Georgia Rev.	7.055%	4/1/57	3,425	3,336
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	9,750	10,747
New Jersey Transp. Trust Fund Auth. Rev.	6.561%	12/15/40	575	597
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	2,875	2,904
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	200	210
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	11,900	13,832
New York City NY GO	5.968%	3/1/36	3,200	3,175
New York City NY GO	5.985%	12/1/36	1,650	1,627
New York City NY Muni. Water Finance Auth.	6.011%	6/15/42	1,050	1,059
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/41	1,400	1,370
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.952%	6/15/42	2,900	2,901
New York City NY Transitional Finance Auth.
Rev.	5.767%	8/1/36	2,125	2,109
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	2,250	2,607
New York Metro. Transp. Auth. Rev.	6.089%	11/15/40	975	967
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	5,675	5,604
North Texas Tollway Auth. Rev.	6.718%	1/1/49	3,550	3,735
Oregon (Taxable Pension) GO	5.762%	6/1/23	1,950	2,003
Oregon (Taxable Pension) GO	5.892%	6/1/27	2,725	2,793
Oregon GO	4.759%	6/30/28	2,075	1,725
Oregon GO	5.528%	6/30/28	1,200	1,085
Oregon State Dept. Transp. Highway Usertax
Rev.	5.834%	11/15/34	1,425	1,425
Pennsylvania GO	4.650%	2/15/26	2,875	2,799
Pennsylvania Turnpike Comm. Rev.	6.105%	12/1/39	400	409
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	2,550	2,633
Princeton University	5.700%	3/1/39	3,500	3,598
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	4,325	4,523

San Antonio TX Electric & Gas Rev.	5.718%	2/1/41	2,725	2,773
San Diego County CA Water Auth.	6.138%	5/1/49	1,900	1,926
Tobacco Settlement West Virginia Finance
Auth. Rev.	7.467%	6/1/47	4,180	3,354
Univ. of California Regents	6.583%	5/15/49	2,575	2,655
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	1,650	1,599
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	1,525	1,560
Utah GO	4.554%	7/1/24	2,425	2,408
Washington GO	5.481%	8/1/39	770	778
Wisconsin GO	4.800%	5/1/13	2,525	2,724
Wisconsin GO	5.700%	5/1/26	2,800	2,813
Total Taxable Municipal Bonds (Cost $398,661)				396,293
			Shares
Temporary Cash Investment (4.4%)
Money Market Fund (4.4%)
[7,8] Vanguard Market Liquidity Fund
(Cost $3,328,977)	0.183%		3,328,976,611	3,328,977
Total Investments (Cost $77,409,485)				79,419,569
Other Assets and Liabilities-Net (-3.6%)[8]				(2,734,916)
Net Assets (100%)				76,684,653

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,123,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities was $442,777,000, representing 0.6% of net assets.
5 Adjustable-rate security.
6 Non-income-producing security--security in default.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Includes $7,306,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
USD—United School District.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000	($000)	($000)
U.S. Government and Agency Obligations	-	54,532,584	-
Asset-Backed/Commercial Mortgage-Backed Securities	-	3,078,180	-
Corporate Bonds	-	15,145,920	57
Sovereign Bonds	-	2,937,558	-
Taxable Municipal Bonds	-	396,293	-
Temporary Cash Investments	3,328,977	-	-
Total	3,328,977	76,090,535	57

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

Investments in
Securities
($000)
Amount valued based on Level 3 Inputs
Balance as of (December 31, 2009)	57
Balance as of (March 31, 2010)	57

C. At March 31, 2010, the cost of investment securities for tax purposes was $77,409,485,000. Net unrealized appreciation of investment securities for tax purposes was $2,010,084,000, consisting of unrealized gains of $2,308,622,000 on securities that had risen in value since their purchase and $298,538,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund

Schedule of Investments
As of March 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.8%)
U.S. Government Securities (97.8%)
1 United States Treasury Inflation Indexed
Bonds	2.375%	4/15/11	685,050	772,055
United States Treasury Inflation Indexed
Bonds	3.375%	1/15/12	325,640	425,329
United States Treasury Inflation Indexed
Bonds	2.000%	4/15/12	210,000	234,829
United States Treasury Inflation Indexed
Bonds	3.000%	7/15/12	1,310,775	1,701,867
United States Treasury Inflation Indexed
Bonds	0.625%	4/15/13	360,000	376,154
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/13	1,251,875	1,562,818
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/14	1,564,100	1,947,445
United States Treasury Inflation Indexed
Bonds	1.250%	4/15/14	1,145,000	1,211,722
United States Treasury Inflation Indexed
Bonds	2.000%	7/15/14	837,845	1,024,545
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/15	1,179,015	1,397,751
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/15	926,225	1,091,814
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/16	913,050	1,057,878
United States Treasury Inflation Indexed
Bonds	2.500%	7/15/16	691,525	810,842
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/17	834,025	967,700
United States Treasury Inflation Indexed
Bonds	2.625%	7/15/17	1,149,650	1,321,217
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	937,600	992,355
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	417,200	419,684
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	538,600	572,637
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	963,450	1,007,539
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	876,000	860,372
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/25	1,433,270	1,724,592
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/26	1,295,298	1,407,297
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/27	1,261,989	1,413,204
United States Treasury Inflation Indexed
Bonds	1.750%	1/15/28	895,125	876,665

United States Treasury Inflation Indexed
Bonds	3.625%	4/15/28	617,125	1,007,764
United States Treasury Inflation Indexed
Bonds	2.500%	1/15/29	893,700	953,560
United States Treasury Inflation Indexed
Bonds	3.875%	4/15/29	658,150	1,100,919
United States Treasury Inflation Indexed
Bonds	3.375%	4/15/32	41,500	61,467
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/40	480,000	477,081
United States Treasury Note/Bond	2.375%	10/31/14	55,000	54,922
United States Treasury Note/Bond	2.375%	2/28/15	190,000	188,664
Total U.S. Government and Agency Obligations (Cost $28,032,979)				29,022,688
			Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
2 Vanguard Market Liquidity Fund
(Cost $472,553)	0.183%		472,552,764	472,553
Total Investments (99.4%) (Cost $28,505,532)				29,495,241
Other Assets and Liabilities-Net (0.6%)				166,231
Net Assets (100%)				29,661,472

1 Securities with a value of $13,937,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Inflation-Protected Securities Fund

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2010	4,389	510,221	622
5-Year U. S. Treasury Note	June 2010	(857)	(98,421)	292
2-Year U. S. Treasury Note	June 2010	(7,092)	(1,538,631)	(329)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	29,022,688	—
Temporary Cash Investments	472,553	—	—
Futures Contracts—Assets[1]	3,671	—	—
Futures Contracts—Liabilities[1]	(2,567)	—	—
Total	473,657	29,022,688	—
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2010, the cost of investment securities for tax purposes was $28,549,784,000. Net unrealized appreciation of investment securities for tax purposes was $945,457,000, consisting of unrealized gains of $972,413,000 on securities that had risen in value since their purchase and $26,956,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market II Index Fund

Schedule of Investments
As of March 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.4%)
U.S. Government Securities (33.2%)
United States Treasury Note/Bond	4.250%	1/15/11	31,125	32,073
United States Treasury Note/Bond	0.875%	1/31/11	77,775	78,091
United States Treasury Note/Bond	5.000%	2/15/11	1,725	1,794
United States Treasury Note/Bond	0.875%	2/28/11	124,595	125,101
United States Treasury Note/Bond	4.500%	2/28/11	6,775	7,026
United States Treasury Note/Bond	0.875%	3/31/11	42,000	42,171
United States Treasury Note/Bond	0.875%	4/30/11	8,125	8,158
United States Treasury Note/Bond	4.875%	4/30/11	43,050	45,082
United States Treasury Note/Bond	0.875%	5/31/11	100	100
United States Treasury Note/Bond	4.875%	5/31/11	250	263
United States Treasury Note/Bond	1.125%	6/30/11	40,775	41,068
United States Treasury Note/Bond	5.125%	6/30/11	315,850	333,816
United States Treasury Note/Bond	1.000%	7/31/11	6,775	6,810
United States Treasury Note/Bond	4.875%	7/31/11	121,600	128,478
United States Treasury Note/Bond	1.000%	8/31/11	194,155	195,034
United States Treasury Note/Bond	1.000%	9/30/11	119,175	119,659
United States Treasury Note/Bond	4.500%	9/30/11	169,333	178,831
United States Treasury Note/Bond	4.625%	10/31/11	50,000	53,039
United States Treasury Note/Bond	1.750%	11/15/11	80,750	81,961
United States Treasury Note/Bond	0.750%	11/30/11	239,898	239,560
United States Treasury Note/Bond	4.500%	11/30/11	4,525	4,801
United States Treasury Note/Bond	1.125%	12/15/11	64,650	64,933
United States Treasury Note/Bond	1.000%	12/31/11	25,000	25,051
United States Treasury Note/Bond	4.625%	12/31/11	2,300	2,450
United States Treasury Note/Bond	1.125%	1/15/12	13,875	13,927
United States Treasury Note/Bond	0.875%	1/31/12	9,700	9,689
United States Treasury Note/Bond	4.750%	1/31/12	5,825	6,233
United States Treasury Note/Bond	1.375%	2/15/12	50,650	51,046
United States Treasury Note/Bond	4.875%	2/15/12	80,000	85,850
United States Treasury Note/Bond	4.625%	2/29/12	4,375	4,681
United States Treasury Note/Bond	1.375%	3/15/12	82,125	82,754
United States Treasury Note/Bond	1.000%	3/31/12	11,925	11,919
United States Treasury Note/Bond	4.500%	3/31/12	148,625	158,913
United States Treasury Note/Bond	1.375%	4/15/12	16,475	16,591
United States Treasury Note/Bond	4.500%	4/30/12	61,725	66,123
United States Treasury Note/Bond	1.375%	5/15/12	202,925	204,193
United States Treasury Note/Bond	4.750%	5/31/12	28,325	30,529
United States Treasury Note/Bond	1.875%	6/15/12	117,575	119,486
United States Treasury Note/Bond	4.875%	6/30/12	83,850	90,781
United States Treasury Note/Bond	4.625%	7/31/12	39,900	43,061
United States Treasury Note/Bond	1.750%	8/15/12	118,050	119,489
United States Treasury Note/Bond	4.125%	8/31/12	500	534
United States Treasury Note/Bond	1.375%	9/15/12	50,000	50,110
United States Treasury Note/Bond	4.250%	9/30/12	1,400	1,502
United States Treasury Note/Bond	1.375%	10/15/12	8,540	8,551
United States Treasury Note/Bond	3.875%	10/31/12	31,419	33,437
United States Treasury Note/Bond	1.375%	11/15/12	124,535	124,477
United States Treasury Note/Bond	4.000%	11/15/12	4,025	4,301
United States Treasury Note/Bond	3.375%	11/30/12	9,020	9,492

United States Treasury Note/Bond	1.125%	12/15/12	1,200	1,189
United States Treasury Note/Bond	3.625%	12/31/12	194,400	205,852
United States Treasury Note/Bond	1.375%	1/15/13	63,550	63,331
United States Treasury Note/Bond	1.375%	2/15/13	284,175	282,800
United States Treasury Note/Bond	3.875%	2/15/13	152,875	163,099
United States Treasury Note/Bond	2.750%	2/28/13	1,900	1,966
United States Treasury Note/Bond	1.375%	3/15/13	123,700	122,965
United States Treasury Note/Bond	3.625%	5/15/13	21,175	22,459
United States Treasury Note/Bond	3.500%	5/31/13	178,250	188,332
United States Treasury Note/Bond	3.375%	6/30/13	3,200	3,367
United States Treasury Note/Bond	3.375%	7/31/13	4,225	4,446
United States Treasury Note/Bond	4.250%	8/15/13	95,550	103,388
United States Treasury Note/Bond	3.125%	8/31/13	21,350	22,274
United States Treasury Note/Bond	3.125%	9/30/13	85,300	88,939
United States Treasury Note/Bond	2.750%	10/31/13	44,550	45,838
United States Treasury Note/Bond	4.250%	11/15/13	40,800	44,192
United States Treasury Note/Bond	2.000%	11/30/13	41,950	42,022
United States Treasury Note/Bond	1.500%	12/31/13	2,525	2,478
United States Treasury Note/Bond	1.750%	1/31/14	325	321
United States Treasury Note/Bond	1.875%	2/28/14	51,225	50,785
United States Treasury Note/Bond	1.750%	3/31/14	144,325	142,137
United States Treasury Note/Bond	1.875%	4/30/14	53,400	52,749
United States Treasury Note/Bond	4.750%	5/15/14	117,125	129,277
United States Treasury Note/Bond	2.250%	5/31/14	66,425	66,497
United States Treasury Note/Bond	2.625%	6/30/14	106,450	107,997
United States Treasury Note/Bond	2.625%	7/31/14	72,250	73,232
United States Treasury Note/Bond	2.375%	9/30/14	13,300	13,302
United States Treasury Note/Bond	2.375%	10/31/14	128,240	128,059
United States Treasury Note/Bond	2.125%	11/30/14	52,643	51,944
United States Treasury Note/Bond	2.625%	12/31/14	4,900	4,935
United States Treasury Note/Bond	2.250%	1/31/15	65,375	64,660
United States Treasury Note/Bond	4.000%	2/15/15	67,595	72,358
United States Treasury Note/Bond	11.250%	2/15/15	15,075	21,159
United States Treasury Note/Bond	2.375%	2/28/15	1,275	1,266
United States Treasury Note/Bond	2.500%	3/31/15	133,900	133,502
United States Treasury Note/Bond	4.125%	5/15/15	45,425	48,846
United States Treasury Note/Bond	4.250%	8/15/15	7,650	8,258
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,483
United States Treasury Note/Bond	4.500%	11/15/15	7,900	8,630
United States Treasury Note/Bond	9.875%	11/15/15	79,875	109,553
United States Treasury Note/Bond	4.500%	2/15/16	137,500	149,725
United States Treasury Note/Bond	9.250%	2/15/16	2,000	2,694
United States Treasury Note/Bond	2.625%	2/29/16	207,800	204,130
United States Treasury Note/Bond	2.375%	3/31/16	258,625	249,977
United States Treasury Note/Bond	2.625%	4/30/16	55,300	54,099
United States Treasury Note/Bond	5.125%	5/15/16	121,375	136,186
United States Treasury Note/Bond	7.250%	5/15/16	3,075	3,817
United States Treasury Note/Bond	3.250%	5/31/16	70,175	71,041
United States Treasury Note/Bond	3.250%	6/30/16	55,425	56,040
United States Treasury Note/Bond	4.875%	8/15/16	20,625	22,855
United States Treasury Note/Bond	3.000%	9/30/16	334,950	331,704
United States Treasury Note/Bond	3.125%	10/31/16	25,000	24,902
United States Treasury Note/Bond	4.625%	11/15/16	850	927
United States Treasury Note/Bond	7.500%	11/15/16	17,950	22,662
United States Treasury Note/Bond	2.750%	11/30/16	1,125	1,094
United States Treasury Note/Bond	4.625%	2/15/17	125	136
United States Treasury Note/Bond	4.500%	5/15/17	1,250	1,349
United States Treasury Note/Bond	8.750%	5/15/17	99,925	135,008

United States Treasury Note/Bond	4.750%	8/15/17	7,375	8,063
United States Treasury Note/Bond	8.875%	8/15/17	41,325	56,415
United States Treasury Note/Bond	4.250%	11/15/17	4,275	4,522
United States Treasury Note/Bond	3.875%	5/15/18	238,350	244,383
United States Treasury Note/Bond	9.125%	5/15/18	1,625	2,276
United States Treasury Note/Bond	4.000%	8/15/18	170,500	175,642
United States Treasury Note/Bond	3.750%	11/15/18	190,700	192,130
United States Treasury Note/Bond	2.750%	2/15/19	13,500	12,528
United States Treasury Note/Bond	8.875%	2/15/19	53,775	75,058
United States Treasury Note/Bond	3.625%	8/15/19	23,000	22,716
United States Treasury Note/Bond	8.125%	8/15/19	17,450	23,465
United States Treasury Note/Bond	3.375%	11/15/19	118,438	114,274
United States Treasury Note/Bond	3.625%	2/15/20	176,250	173,248
United States Treasury Note/Bond	8.750%	8/15/20	81,655	115,401
United States Treasury Note/Bond	7.875%	2/15/21	70,550	94,878
United States Treasury Note/Bond	8.125%	5/15/21	3,350	4,587
United States Treasury Note/Bond	8.125%	8/15/21	42,550	58,380
United States Treasury Note/Bond	8.000%	11/15/21	3,700	5,042
United States Treasury Note/Bond	7.250%	8/15/22	75	98
United States Treasury Note/Bond	7.625%	11/15/22	150	201
United States Treasury Note/Bond	7.125%	2/15/23	25,675	33,089
United States Treasury Note/Bond	6.250%	8/15/23	133,500	160,430
United States Treasury Note/Bond	6.875%	8/15/25	175,500	224,201
United States Treasury Note/Bond	6.000%	2/15/26	1,175	1,385
United States Treasury Note/Bond	6.750%	8/15/26	375	476
United States Treasury Note/Bond	6.500%	11/15/26	8,425	10,456
United States Treasury Note/Bond	6.625%	2/15/27	59,150	74,344
United States Treasury Note/Bond	6.375%	8/15/27	18,600	22,846
United States Treasury Note/Bond	6.125%	11/15/27	6,050	7,244
United States Treasury Note/Bond	5.500%	8/15/28	4,775	5,348
United States Treasury Note/Bond	5.250%	11/15/28	650	708
United States Treasury Note/Bond	5.250%	2/15/29	25,175	27,397
United States Treasury Note/Bond	6.125%	8/15/29	37,250	44,846
United States Treasury Note/Bond	6.250%	5/15/30	25,450	31,152
United States Treasury Note/Bond	5.375%	2/15/31	31,975	35,377
United States Treasury Note/Bond	4.500%	2/15/36	15,875	15,505
United States Treasury Note/Bond	4.750%	2/15/37	239,025	242,312
United States Treasury Note/Bond	5.000%	5/15/37	44,600	46,962
United States Treasury Note/Bond	4.375%	2/15/38	32,475	30,882
United States Treasury Note/Bond	4.250%	5/15/39	76,550	70,928
United States Treasury Note/Bond	4.500%	8/15/39	119,716	115,619
United States Treasury Note/Bond	4.375%	11/15/39	89,675	84,799
United States Treasury Note/Bond	4.625%	2/15/40	30,500	30,062
				10,031,927
Agency Bonds and Notes (7.1%)
1 American Express Bank FSB	3.150%	12/9/11	5,625	5,835
1 Bank of America Corp.	2.100%	4/30/12	17,050	17,355
1 Bank of America Corp.	3.125%	6/15/12	8,950	9,303
1 Bank of America Corp.	2.375%	6/22/12	1,725	1,768
1 Bank of America NA	1.700%	12/23/10	4,225	4,263
1 Bank of the West/San Francisco CA	2.150%	3/27/12	3,500	3,569
1 Citibank NA	1.625%	3/30/11	2,125	2,148
1 Citibank NA	1.500%	7/12/11	2,500	2,525
1 Citibank NA	1.375%	8/10/11	3,500	3,530
1 Citibank NA	1.250%	9/22/11	12,025	12,103
1 Citibank NA	1.875%	5/7/12	6,375	6,468
1 Citibank NA	1.750%	12/28/12	15,950	16,000

1	Citigroup Funding Inc.	1.375%	5/5/11	9,875	9,957
1	Citigroup Funding Inc.	2.000%	3/30/12	2,125	2,153
1	Citigroup Funding Inc.	2.125%	7/12/12	3,800	3,867
1	Citigroup Funding Inc.	1.875%	10/22/12	6,563	6,614
1	Citigroup Funding Inc.	2.250%	12/10/12	1,750	1,779
1	Citigroup Inc.	2.875%	12/9/11	6,300	6,498
1	Citigroup Inc.	2.125%	4/30/12	14,975	15,260
	Egypt Government AID Bonds	4.450%	9/15/15	3,725	3,959
2	Federal Farm Credit Bank	2.625%	4/21/11	4,350	4,446
2	Federal Farm Credit Bank	5.375%	7/18/11	7,650	8,099
2	Federal Farm Credit Bank	3.875%	8/25/11	4,300	4,481
2	Federal Farm Credit Bank	2.000%	1/17/12	6,000	6,094
2	Federal Farm Credit Bank	2.250%	4/24/12	2,075	2,117
2	Federal Farm Credit Bank	2.125%	6/18/12	15,225	15,473
2	Federal Farm Credit Bank	4.500%	10/17/12	4,725	5,068
2	Federal Farm Credit Bank	1.875%	12/7/12	3,525	3,540
2	Federal Farm Credit Bank	1.750%	2/21/13	3,500	3,496
2	Federal Farm Credit Bank	3.875%	10/7/13	3,250	3,440
2	Federal Farm Credit Bank	2.625%	4/17/14	3,675	3,716
2	Federal Farm Credit Bank	3.000%	9/22/14	4,150	4,219
2	Federal Farm Credit Bank	4.875%	12/16/15	425	462
2	Federal Farm Credit Bank	5.125%	8/25/16	3,475	3,796
2	Federal Farm Credit Bank	4.875%	1/17/17	2,750	2,952
2	Federal Farm Credit Bank	5.150%	11/15/19	5,325	5,647
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	825	851
2	Federal Home Loan Banks	1.375%	5/16/11	4,975	5,015
2	Federal Home Loan Banks	3.125%	6/10/11	3,625	3,732
2	Federal Home Loan Banks	3.625%	7/1/11	5,050	5,226
2	Federal Home Loan Banks	1.625%	7/27/11	17,025	17,229
2	Federal Home Loan Banks	5.375%	8/19/11	30,500	32,440
2	Federal Home Loan Banks	3.750%	9/9/11	1,675	1,744
2	Federal Home Loan Banks	3.625%	9/16/11	46,725	48,646
2	Federal Home Loan Banks	4.875%	11/18/11	5,600	5,959
2	Federal Home Loan Banks	1.000%	12/28/11	6,350	6,351
2	Federal Home Loan Banks	1.125%	5/18/12	7,100	7,085
2	Federal Home Loan Banks	1.875%	6/20/12	5,425	5,496
2	Federal Home Loan Banks	1.750%	8/22/12	22,825	23,021
2	Federal Home Loan Banks	1.625%	9/26/12	5,300	5,325
[2,3] Federal Home Loan Banks		2.000%	10/5/12	11,430	11,505
2	Federal Home Loan Banks	1.750%	12/14/12	6,200	6,206
2	Federal Home Loan Banks	1.500%	1/16/13	15,825	15,768
2	Federal Home Loan Banks	3.375%	2/27/13	3,175	3,326
2	Federal Home Loan Banks	1.625%	3/20/13	50,550	50,395
2	Federal Home Loan Banks	3.875%	6/14/13	6,650	7,075
2	Federal Home Loan Banks	5.375%	6/14/13	3,850	4,262
2	Federal Home Loan Banks	5.125%	8/14/13	3,400	3,750
2	Federal Home Loan Banks	4.000%	9/6/13	5,075	5,411
2	Federal Home Loan Banks	5.250%	9/13/13	4,450	4,915
2	Federal Home Loan Banks	4.500%	9/16/13	10,675	11,562
2	Federal Home Loan Banks	3.625%	10/18/13	5,000	5,270
2	Federal Home Loan Banks	4.875%	11/27/13	6,475	7,082
2	Federal Home Loan Banks	3.125%	12/13/13	2,675	2,760
2	Federal Home Loan Banks	5.500%	8/13/14	19,150	21,526
2	Federal Home Loan Banks	2.750%	12/12/14	2,925	2,919
2	Federal Home Loan Banks	5.375%	5/18/16	17,850	19,897
2	Federal Home Loan Banks	5.125%	10/19/16	9,725	10,599
2	Federal Home Loan Banks	4.750%	12/16/16	14,525	15,590
2	Federal Home Loan Banks	4.875%	5/17/17	6,775	7,304

2 Federal Home Loan Banks	5.000%	11/17/17	20,675	22,357
2 Federal Home Loan Banks	5.375%	5/15/19	3,855	4,231
2 Federal Home Loan Banks	5.250%	12/11/20	5,000	5,402
2 Federal Home Loan Banks	5.625%	6/11/21	425	469
2 Federal Home Loan Banks	5.375%	8/15/24	400	421
2 Federal Home Loan Banks	5.500%	7/15/36	4,100	4,224
2 Federal Home Loan Mortgage Corp.	5.125%	4/18/11	13,075	13,702
2 Federal Home Loan Mortgage Corp.	1.625%	4/26/11	8,075	8,170
2 Federal Home Loan Mortgage Corp.	6.000%	6/15/11	13,725	14,601
2 Federal Home Loan Mortgage Corp.	3.875%	6/29/11	2,625	2,729
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/11	32,400	34,303
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/12	25,225	27,342
2 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	9,775	9,962
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	30,775	31,086
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	35,675	39,136
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	8,500	8,644
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	10,400	11,218
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	5,275	5,630
2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	9,200	9,136
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	13,325	14,126
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	5,475	5,930
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	6,300	6,746
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	30,900	33,908
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	19,275	20,877
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	16,375	16,474
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	16,275	17,945
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	23,075	23,570
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	2,100	1,807
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	5,400	5,943
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	29,500	29,660
2 Federal Home Loan Mortgage Corp.	4.750%	1/19/16	6,575	7,127
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,551
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	869
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	20,700	22,713
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	27,175	29,554
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,431
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	12,897
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	7,025	7,500
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	26,750	26,084
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	4,320
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,000	15,770
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,700	7,733
2 Federal National Mortgage Assn.	2.750%	4/11/11	12,350	12,631
2 Federal National Mortgage Assn.	5.125%	4/15/11	9,975	10,450
2 Federal National Mortgage Assn.	1.375%	4/28/11	83,800	84,563
2 Federal National Mortgage Assn.	6.000%	5/15/11	12,500	13,246
2 Federal National Mortgage Assn.	3.375%	5/19/11	10,875	11,209
2 Federal National Mortgage Assn.	5.000%	10/15/11	20,000	21,259
2 Federal National Mortgage Assn.	1.000%	11/23/11	1,775	1,777
2 Federal National Mortgage Assn.	2.000%	1/9/12	11,400	11,593
2 Federal National Mortgage Assn.	0.875%	1/12/12	8,900	8,878
2 Federal National Mortgage Assn.	5.000%	2/16/12	5,550	5,955
2 Federal National Mortgage Assn.	6.125%	3/15/12	19,075	20,915
2 Federal National Mortgage Assn.	1.000%	4/4/12	12,125	12,090
2 Federal National Mortgage Assn.	1.875%	4/20/12	32,275	32,733
2 Federal National Mortgage Assn.	4.875%	5/18/12	10,225	11,012
2 Federal National Mortgage Assn.	5.250%	8/1/12	2,425	2,609
2 Federal National Mortgage Assn.	1.750%	8/10/12	39,075	39,424

2	Federal National Mortgage Assn.	4.375%	9/15/12	11,975	12,825
[2,3] Federal National Mortgage Assn.		1.600%	10/1/12	10,000	9,990
2	Federal National Mortgage Assn.	3.625%	2/12/13	5,350	5,640
2	Federal National Mortgage Assn.	4.750%	2/21/13	2,525	2,735
2	Federal National Mortgage Assn.	1.750%	2/22/13	40,000	40,054
2	Federal National Mortgage Assn.	4.375%	3/15/13	4,200	4,519
2	Federal National Mortgage Assn.	4.625%	5/1/13	8,650	9,218
2	Federal National Mortgage Assn.	1.750%	5/7/13	11,000	10,973
[2,3] Federal National Mortgage Assn.		2.000%	5/24/13	5,715	5,716
2	Federal National Mortgage Assn.	3.875%	7/12/13	6,050	6,432
2	Federal National Mortgage Assn.	4.625%	10/15/13	19,225	20,912
2	Federal National Mortgage Assn.	2.875%	12/11/13	28,075	28,832
2	Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,275
2	Federal National Mortgage Assn.	2.750%	2/5/14	6,550	6,674
2	Federal National Mortgage Assn.	2.750%	3/13/14	7,475	7,609
2	Federal National Mortgage Assn.	4.125%	4/15/14	8,225	8,790
2	Federal National Mortgage Assn.	2.500%	5/15/14	28,825	28,967
2	Federal National Mortgage Assn.	3.000%	9/16/14	6,200	6,316
2	Federal National Mortgage Assn.	4.625%	10/15/14	22,100	24,010
2	Federal National Mortgage Assn.	2.625%	11/20/14	18,775	18,751
[2,3] Federal National Mortgage Assn.		3.000%	3/9/15	5,000	5,003
2	Federal National Mortgage Assn.	5.000%	4/15/15	5,450	5,998
2	Federal National Mortgage Assn.	4.375%	10/15/15	4,325	4,616
2	Federal National Mortgage Assn.	5.375%	7/15/16	4,325	4,822
2	Federal National Mortgage Assn.	5.250%	9/15/16	25,775	28,498
2	Federal National Mortgage Assn.	4.875%	12/15/16	4,000	4,323
2	Federal National Mortgage Assn.	5.000%	2/13/17	28,600	31,101
2	Federal National Mortgage Assn.	5.000%	5/11/17	11,275	12,240
2	Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,103
2	Federal National Mortgage Assn.	0.000%	10/9/19	625	360
2	Federal National Mortgage Assn.	6.250%	5/15/29	5,550	6,335
2	Federal National Mortgage Assn.	7.125%	1/15/30	7,925	9,938
2	Federal National Mortgage Assn.	7.250%	5/15/30	10,200	12,961
2	Federal National Mortgage Assn.	6.625%	11/15/30	1,900	2,268
2	Federal National Mortgage Assn.	5.625%	7/15/37	3,625	3,802
2	Financing Corp. Fico	9.800%	4/6/18	850	1,176
2	Financing Corp. Fico	10.350%	8/3/18	100	143
2	Financing Corp. Fico	9.650%	11/2/18	2,375	3,302
2	Financing Corp. Fico	9.700%	4/5/19	425	595
1	General Electric Capital Corp.	1.800%	3/11/11	300	304
1	General Electric Capital Corp.	3.000%	12/9/11	15,625	16,155
1	General Electric Capital Corp.	2.250%	3/12/12	15,125	15,445
1	General Electric Capital Corp.	2.200%	6/8/12	11,275	11,496
1	General Electric Capital Corp.	2.125%	12/21/12	5,975	6,053
1	General Electric Capital Corp.	2.625%	12/28/12	4,450	4,569
1	GMAC Inc.	1.750%	10/30/12	10,000	10,050
1	GMAC Inc.	2.200%	12/19/12	5,725	5,815
1	Goldman Sachs Group Inc.	1.700%	3/15/11	1,950	1,972
1	Goldman Sachs Group Inc.	1.625%	7/15/11	3,675	3,717
1	Goldman Sachs Group Inc.	2.150%	3/15/12	2,525	2,573
1	Goldman Sachs Group Inc.	3.250%	6/15/12	7,925	8,268
1	HSBC USA Inc.	3.125%	12/16/11	5,650	5,860
	Israel Government AID Bond	5.500%	9/18/23	1,425	1,526
	Israel Government AID Bond	5.500%	12/4/23	1,050	1,124
	Israel Government AID Bond	5.500%	4/26/24	4,450	4,753
1	JPMorgan Chase & Co.	1.650%	2/23/11	7,025	7,101
1	JPMorgan Chase & Co.	3.125%	12/1/11	9,175	9,506
1	JPMorgan Chase & Co.	2.200%	6/15/12	6,200	6,329

1	JPMorgan Chase & Co.	2.125%	6/22/12	5,150	5,244
1	JPMorgan Chase & Co.	2.125%	12/26/12	9,000	9,123
1	Morgan Stanley	2.900%	12/1/10	3,825	3,886
1	Morgan Stanley	3.250%	12/1/11	10,050	10,436
1	Morgan Stanley	2.250%	3/13/12	7,600	7,767
1	Morgan Stanley	1.950%	6/20/12	8,900	9,031
1	PNC Funding Corp.	2.300%	6/22/12	5,850	5,981
	Private Export Funding Corp.	3.050%	10/15/14	4,000	4,008
	Private Export Funding Corp.	4.375%	3/15/19	2,100	2,082
	Private Export Funding Corp.	4.300%	12/15/21	1,000	942
1	Regions Bank/Birmingham AL	2.750%	12/10/10	100	102
1	Regions Bank/Birmingham AL	3.250%	12/9/11	27,150	28,188
	Resolution Funding Corp.	8.125%	10/15/19	100	124
	Resolution Funding Corp.	8.875%	7/15/20	100	131
1	Sovereign Bank	2.750%	1/17/12	2,600	2,680
1	State Street Corp.	2.150%	4/30/12	200	204
2	Tennessee Valley Authority	6.000%	3/15/13	6,000	6,716
2	Tennessee Valley Authority	5.500%	7/18/17	6,400	7,060
2	Tennessee Valley Authority	4.500%	4/1/18	2,050	2,098
2	Tennessee Valley Authority	6.750%	11/1/25	550	643
2	Tennessee Valley Authority	7.125%	5/1/30	8,975	10,978
2	Tennessee Valley Authority	4.650%	6/15/35	1,425	1,290
2	Tennessee Valley Authority	5.500%	6/15/38	850	865
2	Tennessee Valley Authority	5.250%	9/15/39	1,950	1,917
2	Tennessee Valley Authority	4.875%	1/15/48	2,075	1,911
2	Tennessee Valley Authority	5.375%	4/1/56	2,475	2,454
1	US Central Federal Credit Union	1.900%	10/19/12	3,450	3,477
1	Wells Fargo & Co.	3.000%	12/9/11	9,625	9,955
1	Wells Fargo & Co.	2.125%	6/15/12	2,925	2,977
1	Western Corporate Federal Credit Union	1.750%	11/2/12	1,750	1,753
					2,136,345
Conventional Mortgage-Backed Securities (29.9%)
[2,3] Fannie Mae Pool		4.000%	9/1/10–10/1/39	281,060	282,317
[2,3] Fannie Mae Pool		4.500%	6/1/10–4/1/40	581,588	596,413
[2,3] Fannie Mae Pool		5.000%	4/1/10–4/1/40	989,358	1,031,001
[2,3] Fannie Mae Pool		5.500%	9/1/14–4/1/40	1,101,127	1,167,223
[2,3] Fannie Mae Pool		6.000%	2/1/14–4/1/40	848,167	906,463
[2,3] Fannie Mae Pool		6.500%	4/1/16–4/1/40	267,308	290,865
[2,3] Fannie Mae Pool		7.000%	11/1/18–12/1/38	79,645	88,116
[2,3] Fannie Mae Pool		7.500%	1/1/31–12/1/32	857	955
[2,3] Fannie Mae Pool		8.000%	12/1/29	84	93
[2,3] Freddie Mac Gold Pool		4.000%	5/1/10–11/1/39	135,542	137,750
[2,3] Freddie Mac Gold Pool		4.500%	4/1/10–4/1/40	469,259	479,890
[2,3] Freddie Mac Gold Pool		5.000%	4/1/11–4/1/40	681,981	711,005
[2,3] Freddie Mac Gold Pool		5.500%	12/1/13–4/1/40	804,489	852,720
[2,3] Freddie Mac Gold Pool		6.000%	4/1/13–4/1/40	476,960	513,826
[2,3] Freddie Mac Gold Pool		6.500%	6/1/13–4/1/39	154,984	169,173
[2,3] Freddie Mac Gold Pool		7.000%	6/1/15–12/1/37	26,485	29,369
[2,3] Freddie Mac Gold Pool		7.500%	6/1/27–2/1/32	344	383
[2,3] Freddie Mac Gold Pool		8.000%	1/1/27–11/1/31	438	487
[2,3] Freddie Mac Gold Pool		8.500%	6/1/25	81	90
3	Ginnie Mae I Pool	4.000%	8/15/18–4/1/40	34,312	33,629
3	Ginnie Mae I Pool	4.500%	6/15/18–4/1/40	323,741	328,266
3	Ginnie Mae I Pool	5.000%	12/15/17–4/1/40	417,728	435,011
3	Ginnie Mae I Pool	5.500%	4/15/17–4/1/40	295,796	313,832
3	Ginnie Mae I Pool	6.000%	4/15/17–11/15/39	180,890	193,970
3	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	82,808	89,633

3	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	2,896	3,189
3	Ginnie Mae I Pool	7.500%	12/15/23	85	93
3	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	169	186
3	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	228	248
3	Ginnie Mae II Pool	4.500%	1/20/35–12/20/39	22,864	23,193
3	Ginnie Mae II Pool	5.000%	12/20/32–4/1/40	99,639	103,691
3	Ginnie Mae II Pool	5.500%	6/20/34–8/20/39	97,592	103,445
3	Ginnie Mae II Pool	6.000%	3/20/31–1/20/39	93,214	99,936
3	Ginnie Mae II Pool	6.500%	3/20/31–12/20/37	27,502	29,740
3	Ginnie Mae II Pool	7.000%	8/20/34–4/20/38	1,021	1,122
					9,017,323
Nonconventional Mortgage-Backed Securities (1.2%)
[2,3] Fannie Mae Pool		2.516%	12/1/34	3,556	3,615
[2,3] Fannie Mae Pool		2.693%	1/1/35	2,255	2,322
[2,3] Fannie Mae Pool		2.800%	10/1/34	3,010	3,073
[2,3] Fannie Mae Pool		2.808%	11/1/34	2,133	2,174
[2,3] Fannie Mae Pool		3.135%	9/1/34	887	915
[2,3] Fannie Mae Pool		3.305%	1/1/40	7,415	7,539
[2,3] Fannie Mae Pool		3.809%	4/1/36	6,495	6,729
[2,3] Fannie Mae Pool		3.822%	4/1/37	4,751	4,933
[2,3] Fannie Mae Pool		3.975%	7/1/35	3,270	3,384
[2,3] Fannie Mae Pool		3.995%	5/1/35	1,821	1,867
[2,3] Fannie Mae Pool		4.134%	5/1/34	1,612	1,664
[2,3] Fannie Mae Pool		4.377%	8/1/35	5,196	5,354
[2,3] Fannie Mae Pool		4.424%	7/1/35	1,788	1,851
[2,3] Fannie Mae Pool		4.473%	10/1/36	2,488	2,578
[2,3] Fannie Mae Pool		4.548%	11/1/34	5,643	5,886
[2,3] Fannie Mae Pool		4.616%	8/1/35	3,618	3,775
[2,3] Fannie Mae Pool		4.621%	9/1/34	1,569	1,628
[2,3] Fannie Mae Pool		4.621%	12/1/35	4,163	4,332
[2,3] Fannie Mae Pool		4.626%	11/1/33	1,596	1,656
[2,3] Fannie Mae Pool		4.722%	8/1/35	2,072	2,141
[2,3] Fannie Mae Pool		4.793%	6/1/34	2,050	2,159
[2,3] Fannie Mae Pool		4.866%	9/1/35	2,947	3,042
[2,3] Fannie Mae Pool		4.949%	7/1/38	1,266	1,327
[2,3] Fannie Mae Pool		4.954%	11/1/34	779	813
[2,3] Fannie Mae Pool		4.966%	10/1/35	5,683	5,886
[2,3] Fannie Mae Pool		4.988%	11/1/33	904	947
[2,3] Fannie Mae Pool		5.021%	12/1/33	1,203	1,259
[2,3] Fannie Mae Pool		5.021%	2/1/36	2,166	2,250
[2,3] Fannie Mae Pool		5.024%	11/1/35	5,508	5,738
[2,3] Fannie Mae Pool		5.064%	8/1/37	7,690	8,075
[2,3] Fannie Mae Pool		5.073%	12/1/35	3,124	3,228
[2,3] Fannie Mae Pool		5.101%	5/1/37	1,747	1,813
[2,3] Fannie Mae Pool		5.135%	12/1/35	6,395	6,686
[2,3] Fannie Mae Pool		5.147%	3/1/38	3,088	3,238
[2,3] Fannie Mae Pool		5.149%	1/1/36	2,517	2,621
[2,3] Fannie Mae Pool		5.189%	3/1/37	3,413	3,576
[2,3] Fannie Mae Pool		5.204%	8/1/38	332	345
[2,3] Fannie Mae Pool		5.301%	7/1/38	372	388
[2,3] Fannie Mae Pool		5.348%	12/1/35	2,118	2,211
[2,3] Fannie Mae Pool		5.395%	2/1/36	2,738	2,844
[2,3] Fannie Mae Pool		5.444%	2/1/36	6,668	6,933
[2,3] Fannie Mae Pool		5.520%	4/1/37	317	335
[2,3] Fannie Mae Pool		5.536%	1/1/37	3,446	3,623
[2,3] Fannie Mae Pool		5.604%	5/1/36	1,028	1,082
[2,3] Fannie Mae Pool		5.621%	7/1/36	2,497	2,632

[2,3] Fannie Mae Pool	5.662%	3/1/37	3,017	3,182
[2,3] Fannie Mae Pool	5.663%	6/1/36	3,163	3,345
[2,3] Fannie Mae Pool	5.667%	2/1/37	5,254	5,530
[2,3] Fannie Mae Pool	5.673%	2/1/37	2,755	2,887
[2,3] Fannie Mae Pool	5.674%	6/1/37	1,746	1,825
[2,3] Fannie Mae Pool	5.677%	3/1/37	2,833	2,989
[2,3] Fannie Mae Pool	5.704%	9/1/36	1,586	1,672
[2,3] Fannie Mae Pool	5.722%	3/1/37	9,382	9,899
[2,3] Fannie Mae Pool	5.750%	1/1/36	1,885	1,978
[2,3] Fannie Mae Pool	5.758%	4/1/37	5,933	6,208
[2,3] Fannie Mae Pool	5.762%	12/1/37	5,584	5,846
[2,3] Fannie Mae Pool	5.764%	4/1/36	3,527	3,707
[2,3] Fannie Mae Pool	5.785%	4/1/37	6,884	7,251
[2,3] Fannie Mae Pool	5.846%	9/1/36	2,936	3,136
[2,3] Fannie Mae Pool	5.908%	11/1/36	3,168	3,345
[2,3] Fannie Mae Pool	5.996%	4/1/36	2,433	2,561
[2,3] Fannie Mae Pool	5.996%	6/1/36	425	447
[2,3] Fannie Mae Pool	5.996%	10/1/37	4,455	4,696
[2,3] Fannie Mae Pool	6.051%	8/1/37	3,459	3,605
[2,3] Fannie Mae Pool	6.506%	9/1/37	4,870	5,171
[2,3] Freddie Mac Non Gold Pool	2.666%	12/1/34	3,426	3,525
[2,3] Freddie Mac Non Gold Pool	2.946%	1/1/35	192	197
[2,3] Freddie Mac Non Gold Pool	3.076%	9/1/34	1,803	1,858
[2,3] Freddie Mac Non Gold Pool	3.087%	12/1/34	1,903	1,979
[2,3] Freddie Mac Non Gold Pool	3.169%	12/1/36	2,029	2,094
[2,3] Freddie Mac Non Gold Pool	3.315%	4/1/40	9,556	9,641
[2,3] Freddie Mac Non Gold Pool	3.632%	1/1/40	5,542	5,679
[2,3] Freddie Mac Non Gold Pool	4.098%	4/1/35	110	113
[2,3] Freddie Mac Non Gold Pool	4.201%	6/1/37	2,149	2,225
[2,3] Freddie Mac Non Gold Pool	4.331%	3/1/37	2,064	2,110
[2,3] Freddie Mac Non Gold Pool	4.369%	1/1/37	1,761	1,814
[2,3] Freddie Mac Non Gold Pool	4.543%	3/1/36	3,387	3,497
[2,3] Freddie Mac Non Gold Pool	4.597%	11/1/34	2,928	3,043
[2,3] Freddie Mac Non Gold Pool	4.626%	7/1/35	2,089	2,162
[2,3] Freddie Mac Non Gold Pool	4.986%	5/1/35	3,059	3,180
[2,3] Freddie Mac Non Gold Pool	5.044%	7/1/38	2,800	2,939
[2,3] Freddie Mac Non Gold Pool	5.284%	3/1/38	3,379	3,544
[2,3] Freddie Mac Non Gold Pool	5.292%	3/1/36	3,610	3,761
[2,3] Freddie Mac Non Gold Pool	5.338%	12/1/35	2,531	2,654
[2,3] Freddie Mac Non Gold Pool	5.433%	4/1/37	4,644	4,893
[2,3] Freddie Mac Non Gold Pool	5.441%	3/1/37	2,319	2,443
[2,3] Freddie Mac Non Gold Pool	5.503%	2/1/36	2,526	2,644
[2,3] Freddie Mac Non Gold Pool	5.556%	4/1/37	2,963	3,101
[2,3] Freddie Mac Non Gold Pool	5.557%	5/1/36	4,136	4,293
[2,3] Freddie Mac Non Gold Pool	5.603%	7/1/36	1,927	2,010
[2,3] Freddie Mac Non Gold Pool	5.650%	12/1/36	3,392	3,562
[2,3] Freddie Mac Non Gold Pool	5.652%	4/1/37	4,506	4,686
[2,3] Freddie Mac Non Gold Pool	5.675%	3/1/37	220	232
[2,3] Freddie Mac Non Gold Pool	5.675%	3/1/37	477	498
[2,3] Freddie Mac Non Gold Pool	5.710%	11/1/36	1,655	1,738
[2,3] Freddie Mac Non Gold Pool	5.721%	6/1/37	3,983	4,209
[2,3] Freddie Mac Non Gold Pool	5.723%	9/1/36	6,899	7,255
[2,3] Freddie Mac Non Gold Pool	5.757%	5/1/36	3,084	3,237
[2,3] Freddie Mac Non Gold Pool	5.773%	3/1/37	1,695	1,791
[2,3] Freddie Mac Non Gold Pool	5.826%	12/1/36	1,828	1,931
[2,3] Freddie Mac Non Gold Pool	5.844%	10/1/37	4,458	4,701
[2,3] Freddie Mac Non Gold Pool	5.873%	5/1/37	5,591	5,890
[2,3] Freddie Mac Non Gold Pool	5.879%	6/1/37	3,183	3,365

[2,3] Freddie Mac Non Gold Pool		5.905%	8/1/37	3,195	3,374
[2,3] Freddie Mac Non Gold Pool		5.959%	10/1/37	1,301	1,375
[2,3] Freddie Mac Non Gold Pool		5.985%	1/1/37	1,299	1,372
[2,3] Freddie Mac Non Gold Pool		6.039%	3/1/37	131	138
[2,3] Freddie Mac Non Gold Pool		6.071%	8/1/37	1,314	1,388
[2,3] Freddie Mac Non Gold Pool		6.109%	12/1/36	2,371	2,505
[2,3] Freddie Mac Non Gold Pool		6.112%	3/1/37	94	98
[2,3] Freddie Mac Non Gold Pool		6.306%	6/1/37	1,638	1,715
[2,3] Freddie Mac Non Gold Pool		6.453%	2/1/37	2,188	2,333
3	Ginnie Mae II Pool	4.375%	6/20/29	71	73
					352,612
Total U.S. Government and Agency Obligations (Cost $21,462,618)					21,538,207
Asset -Backed/Commercial Mortgage-Backed Securities (3.9%)
4	BA Covered Bond Issuer	5.500%	6/14/12	4,950	5,267
3	BA Credit Card Trust	4.720%	5/15/13	2,325	2,384
3	Banc of America Commercial Mortgage Inc.	5.787%	5/11/35	3,844	3,904
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	2,919	2,996
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	1,878	1,872
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	1,400	1,390
[3,5] Banc of America Commercial Mortgage Inc.		5.414%	6/10/39	8,617	8,977
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	18,100	18,210
[3,5] Banc of America Commercial Mortgage Inc.		5.039%	11/10/42	2,295	2,313
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	2,825	2,525
3	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	4,000	4,123
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	7,600	7,718
[3,5] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	40	35
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	6,425	6,543
[3,5] Banc of America Commercial Mortgage Inc.		5.120%	10/10/45	1,125	1,157
[3,5] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	120	110
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	8,425	8,612
3	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	2,110	1,828
[3,5] Banc of America Commercial Mortgage Inc.		5.179%	9/10/47	500	453
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	4,955	4,867
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	775	661
[3,5] Banc of America Commercial Mortgage Inc.		5.523%	1/15/49	1,025	559
[3,5] Banc of America Commercial Mortgage Inc.		6.181%	2/10/51	9,375	9,481
[3,4] Bank of Scotland PLC		5.250%	2/21/17	4,300	4,378
3	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	3,650	3,766
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.463%	4/12/38	325	331
3	Bear Stearns Commercial Mortgage
	Securities	5.463%	4/12/38	7,225	7,504
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.463%	4/12/38	1,500	1,310
3	Bear Stearns Commercial Mortgage
	Securities	4.830%	8/15/38	6,087	6,280
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.758%	9/11/38	1,000	866
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.758%	9/11/38	1,075	695
3	Bear Stearns Commercial Mortgage
	Securities	5.455%	3/11/39	13,825	14,196
3	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	9,400	9,702
3	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	2,275	2,355

3	Bear Stearns Commercial Mortgage
	Securities	5.667%	6/11/40	10,825	11,192
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.719%	6/11/40	1,075	641
3	Bear Stearns Commercial Mortgage
	Securities	5.405%	12/11/40	645	670
3	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	250	198
3	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	1,125	1,003
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	500	440
3	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	1,400	1,410
3	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	7,295	7,535
3	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	1,825	1,937
3	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	3,375	3,401
3	Bear Stearns Commercial Mortgage
	Securities	5.149%	10/12/42	1,125	1,164
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	2,475	2,033
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	1,775	1,151
3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	3,450	3,554
3	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	17,635	17,013
3	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	4,640	4,545
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	2,975	2,458
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	6,125	6,305
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	2,150	2,248
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	12,975	14,068
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	1,640	1,836
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	5,384	5,547
3	Chase Issuance Trust	4.650%	12/17/12	9,275	9,471
3	Chase Issuance Trust	4.650%	3/15/15	11,375	12,253
3	Chase Issuance Trust	5.400%	7/15/15	3,325	3,666
3	CIT Group Home Equity Loan Trust	6.200%	2/25/30	268	239
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	1,225	1,285
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	7,575	8,219
3	Citibank Credit Card Issuance Trust	4.850%	3/10/17	1,155	1,251
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	1,225	1,280
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	1,200	1,338
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	1,125	1,136
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	375	365
[3,5] Citigroup Commercial Mortgage Trust		5.729%	3/15/49	5,612	5,799
3	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	2,750	2,517
[3,5] Citigroup Commercial Mortgage Trust		5.699%	12/10/49	3,225	3,239
[3,5] Citigroup Commercial Mortgage Trust		5.699%	12/10/49	1,875	1,583
[3,5] Citigroup Commercial Mortgage Trust		6.095%	12/10/49	1,335	1,060
[3,5] Citigroup Commercial Mortgage Trust		6.095%	12/10/49	5,750	5,770
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	11,050	11,403

[3,5] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	2,475	2,299
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	6,780	6,860
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	3,150	2,641
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	7,925	8,107
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	11,295	11,002
[3,4] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	2,971	3,136
3	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	1,900	1,897
3	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	8,200	8,302
3	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	8,075	8,263
3	Commercial Mortgage Pass Through
	Certificates	5.765%	6/10/46	6,400	6,592
[3,5] Commercial Mortgage Pass Through
	Certificates	5.791%	6/10/46	1,715	1,539
3	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	1,075	1,101
[3,5] Commercial Mortgage Pass Through
	Certificates	5.816%	12/10/49	8,825	8,894
3	Countrywide Home Loan Mortgage Pass
	Through Trust	4.051%	5/25/33	1,111	958
3	Credit Suisse First Boston Mortgage
	Securities Corp.	6.380%	12/18/35	798	811
[3,5] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	5,205	5,301
3	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	325	266
[3,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	3,800	3,890
3	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	3,975	4,030
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	12,225	12,484
[3,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	670	616
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	8,550	8,343
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	350	300
3	Credit Suisse Mortgage Capital Certificates	5.548%	2/15/39	15,575	15,720
[3,5] Credit Suisse Mortgage Capital Certificates		5.549%	2/15/39	2,800	2,394
[3,5] Credit Suisse Mortgage Capital Certificates		5.723%	6/15/39	11,150	9,888
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	550	411
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	12,575	11,767
3	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	930	742
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	2,250	2,007
[3,5] CW Capital Cobalt Ltd.		5.820%	5/15/46	8,100	7,657
[3,5] CW Capital Cobalt Ltd.		5.484%	4/15/47	525	478
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	2,252	2,282
3	Discover Card Master Trust	5.100%	10/15/13	225	235
3	Discover Card Master Trust	5.650%	12/15/15	7,975	8,777
3	Discover Card Master Trust	5.650%	3/16/20	2,500	2,774
3	Fifth Third Auto Trust	4.070%	1/17/12	3,711	3,749

[3,5] First Union Commercial Mortgage Trust		6.639%	10/15/35	2,753	2,782
3	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	4,350	4,532
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	5,525	5,768
3	Ford Credit Auto Owner Trust	2.420%	11/15/14	1,875	1,895
3	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	3,700	3,809
3	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	625	646
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	81	82
3	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	3,050	3,233
3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	1,625	1,669
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	4,325	4,447
[3,5] GE Capital Commercial Mortgage Corp.		5.334%	3/10/44	10,975	11,319
[3,5] GE Capital Commercial Mortgage Corp.		5.332%	11/10/45	2,725	2,483
3	GMAC Commercial Mortgage Securities Inc.	7.455%	8/16/33	1,425	1,429
3	GMAC Commercial Mortgage Securities Inc.	6.465%	4/15/34	2,856	2,925
3	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	3,494	3,614
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	825	830
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	1,525	1,545
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	1,825	1,849
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	575	507
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	2,375	2,446
3	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	950	960
3	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	3,375	3,548
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	4,875	5,132
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	2,018	2,045
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	8,540	8,553
[3,5] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	1,900	1,748
[3,5] Greenwich Capital Commercial Funding Corp.		5.886%	7/10/38	1,775	1,502
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	575	466
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	11,287	11,198
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	5,525	5,590
[3,5] GS Mortgage Securities Corp. II		5.553%	4/10/38	3,025	3,035
[3,5] GS Mortgage Securities Corp. II		5.622%	4/10/38	1,725	1,493
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	10,375	10,642
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	4,325	4,396
3	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	3,625	3,744
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	2,675	2,832
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	4,100	4,187
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	2,875	2,967
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	1,225	1,251
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.985%	1/12/37	3,275	3,389
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.255%	7/12/37	425	441
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	7/12/37	2,750	2,834
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.350%	8/12/37	800	648
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	4,750	4,794
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.948%	9/12/37	275	232
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	6,150	6,326

3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	4,275	4,222
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	6/12/41	8,095	8,336
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	1,075	987
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.321%	1/12/43	40	35
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.160%	4/15/43	2,968	3,001
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	1,295	1,336
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.438%	12/12/44	1,100	940
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.222%	12/15/44	1,480	1,370
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	675	427
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	9,075	9,471
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	635	550
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	2,500	2,155
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	1,720	1,440
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	2,025	2,055
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	4,755	4,683
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.803%	6/15/49	3,850	3,996
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.818%	6/15/49	5,075	4,878
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	11,851	11,724
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	3,075	3,098
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	8,150	7,903
[3,5] LB Commercial Conduit Mortgage Trust		5.949%	7/15/44	3,495	2,504
3	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	425	436
3	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	2,480	2,492
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	6,195	6,254
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	2,850	2,892
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	343	344
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	5,705	5,762
3	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	1,800	1,874
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	925	853
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	5,950	6,093
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	2,375	2,435
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	8,650	8,818
[3,5] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	2,850	2,951
3	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	5,900	6,023
[3,5] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	10,225	10,295
3	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	1,250	1,281
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	425	387
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	1,200	1,172

3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	6,000	5,837
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	1,700	1,273
[3,5] LB-UBS Commercial Mortgage Trust		5.493%	2/15/40	1,305	1,021
[3,5] LB-UBS Commercial Mortgage Trust		5.263%	11/15/40	245	228
[3,5] LB-UBS Commercial Mortgage Trust		6.155%	4/15/41	1,970	1,645
[3,5] LB-UBS Commercial Mortgage Trust		6.155%	4/15/41	8,650	9,128
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	14,990	15,027
3	MBNA Master Credit Card Trust	7.800%	10/15/12	200	202
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	5,825	6,095
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	50	47
3	Merrill Lynch Mortgage Trust	5.655%	5/12/39	4,100	4,179
[3,5] Merrill Lynch Mortgage Trust		5.656%	5/12/39	625	533
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	1,965	1,623
[3,5] Merrill Lynch Mortgage Trust		5.802%	8/12/43	1,350	907
[3,5] Merrill Lynch Mortgage Trust		5.291%	1/12/44	6,675	6,904
[3,5] Merrill Lynch Mortgage Trust		5.827%	6/12/50	1,175	942
[3,5] Merrill Lynch Mortgage Trust		5.827%	6/12/50	14,600	14,322
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	1,275	1,292
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	3,250	2,989
[3,5] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.516%	2/12/39	275	188
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.908%	6/12/46	15,675	16,604
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	300	255
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	7,455	6,564
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	3,810	3,897
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	9,970	9,066
3	Morgan Stanley Capital I	4.970%	4/14/40	1,625	1,639
[3,5] Morgan Stanley Capital I		5.110%	6/15/40	9,025	9,052
3	Morgan Stanley Capital I	5.030%	6/13/41	470	481
3	Morgan Stanley Capital I	5.270%	6/13/41	2,185	2,252
[3,5] Morgan Stanley Capital I		5.811%	8/12/41	775	708
3	Morgan Stanley Capital I	5.328%	11/12/41	2,225	2,249
3	Morgan Stanley Capital I	5.360%	11/12/41	2,626	2,304
3	Morgan Stanley Capital I	4.970%	12/15/41	5,040	5,173
3	Morgan Stanley Capital I	5.168%	1/14/42	1,500	1,571
[3,5] Morgan Stanley Capital I		5.649%	6/11/42	6,075	6,360
[3,5] Morgan Stanley Capital I		5.649%	6/11/42	175	154
3	Morgan Stanley Capital I	4.989%	8/13/42	7,855	8,048
3	Morgan Stanley Capital I	5.230%	9/15/42	9,800	9,940
3	Morgan Stanley Capital I	5.766%	10/15/42	2,700	2,808
[3,5] Morgan Stanley Capital I		5.770%	10/15/42	1,750	1,359
[3,5] Morgan Stanley Capital I		5.770%	10/15/42	90	77
[3,5] Morgan Stanley Capital I		5.208%	11/14/42	170	154
[3,5] Morgan Stanley Capital I		5.208%	11/14/42	5,750	5,849
3	Morgan Stanley Capital I	6.280%	1/11/43	7,850	8,381
3	Morgan Stanley Capital I	5.332%	12/15/43	3,860	3,859
[3,5] Morgan Stanley Capital I		5.385%	3/12/44	10,375	10,648
[3,5] Morgan Stanley Capital I		5.773%	7/12/44	1,575	1,403
3	Morgan Stanley Capital I	4.660%	9/13/45	2,150	2,174
[3,5] Morgan Stanley Capital I		5.685%	4/15/49	1,600	1,042
[3,5] Morgan Stanley Capital I		5.692%	4/15/49	7,600	6,882
[3,5] Morgan Stanley Capital I		5.544%	11/12/49	2,500	2,175
3	Morgan Stanley Capital I	5.809%	12/12/49	3,425	3,294

3	Morgan Stanley Capital I	5.090%	10/12/52	2,650	2,685
[3,5] Morgan Stanley Capital I		5.204%	10/12/52	1,725	1,593
3	Morgan Stanley Capital I	4.770%	7/15/56	1,345	1,069
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	1,218	1,242
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	1,340	1,385
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	9,125	9,274
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	4,197	4,414
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	9,400	9,650
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	3,625	3,836
4	Nationwide Building Society	5.500%	7/18/12	7,275	7,769
3	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	190	194
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	2,275	2,427
4	Northern Rock Asset Management PLC	5.625%	6/22/17	14,075	13,903
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	623	630
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	2,277	2,374
3	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	124	125
3	PSE&G Transition Funding LLC	6.890%	12/15/17	6,975	8,253
3	Public Service New Hampshire Funding LLC	6.480%	5/1/15	298	324
3	Residential Asset Securities Corp.	6.489%	10/25/30	76	63
3	USAA Auto Owner Trust	4.710%	2/18/14	4,550	4,825
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	189	192
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	200	206
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	200	208
[3,5] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	1,100	1,162
[3,5] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	4,225	4,366
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	1,125	1,130
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	8,075	8,249
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	2,094	2,112
[3,5] Wachovia Bank Commercial Mortgage Trust		5.238%	7/15/41	9,475	9,602
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	10,025	10,086
[3,5] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	5,425	5,623
[3,5] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	625	506
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	2,825	2,897
[3,5] Wachovia Bank Commercial Mortgage Trust		5.740%	5/15/43	8,695	9,027
[3,5] Wachovia Bank Commercial Mortgage Trust		5.740%	5/15/43	2,075	1,785
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	4,900	5,045
3	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	1,350	1,107
[3,5] Wachovia Bank Commercial Mortgage Trust		5.209%	10/15/44	6,475	6,768
[3,5] Wachovia Bank Commercial Mortgage Trust		5.270%	12/15/44	10,950	11,408
[3,5] Wachovia Bank Commercial Mortgage Trust		5.320%	12/15/44	60	53
[3,5] Wachovia Bank Commercial Mortgage Trust		5.967%	6/15/45	475	419
[3,5] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	2,950	2,893
[3,5] Wachovia Bank Commercial Mortgage Trust		5.818%	5/15/46	1,540	1,191
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	5,275	5,401
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	3,850	3,295
3	World Omni Auto Receivables Trust	3.940%	10/15/12	4,763	4,854
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $979,497)					1,159,764
Corporate Bonds (19.3%)
Finance (6.9%)
	Banking (4.6%)
3	Abbey National Capital Trust I	8.963%	12/29/49	2,500	2,669
	American Express Bank FSB	5.550%	10/17/12	1,300	1,396
	American Express Bank FSB	5.500%	4/16/13	3,275	3,507
	American Express Bank FSB	6.000%	9/13/17	1,500	1,598
	American Express Centurion Bank	5.550%	10/17/12	1,025	1,100
	American Express Centurion Bank	5.950%	6/12/17	650	689
	American Express Centurion Bank	6.000%	9/13/17	9,450	10,040

American Express Co.	4.875%	7/15/13	1,575	1,660
American Express Co.	7.250%	5/20/14	1,250	1,414
American Express Co.	5.500%	9/12/16	1,025	1,075
American Express Co.	6.150%	8/28/17	2,025	2,182
American Express Co.	7.000%	3/19/18	12,050	13,629
American Express Co.	8.125%	5/20/19	1,625	1,962
American Express Co.	8.150%	3/19/38	1,425	1,834
3 American Express Co.	6.800%	9/1/66	2,125	2,078
American Express Credit Corp.	5.875%	5/2/13	3,175	3,441
American Express Credit Corp.	7.300%	8/20/13	6,300	7,097
American Express Credit Corp.	5.125%	8/25/14	2,900	3,073
4 American Express Travel Related Services
Co. Inc.	5.250%	11/21/11	2,400	2,507
Amsouth Bank	5.200%	4/1/15	1,825	1,672
Associates Corp. of North America	6.950%	11/1/18	100	106
Banco Santander Chile	2.875%	11/13/12	900	896
Bank of America Corp.	4.250%	10/1/10	1,000	1,018
Bank of America Corp.	5.375%	8/15/11	1,100	1,156
Bank of America Corp.	5.375%	9/11/12	2,175	2,312
Bank of America Corp.	4.875%	9/15/12	5,100	5,354
Bank of America Corp.	4.875%	1/15/13	2,825	2,955
Bank of America Corp.	4.900%	5/1/13	1,925	2,015
Bank of America Corp.	7.375%	5/15/14	4,650	5,228
Bank of America Corp.	5.375%	6/15/14	1,075	1,128
Bank of America Corp.	5.125%	11/15/14	6,350	6,583
Bank of America Corp.	4.500%	4/1/15	12,600	12,696
Bank of America Corp.	4.750%	8/1/15	275	279
Bank of America Corp.	5.250%	12/1/15	1,225	1,258
Bank of America Corp.	6.500%	8/1/16	10,100	10,921
Bank of America Corp.	5.750%	8/15/16	3,250	3,327
Bank of America Corp.	5.625%	10/14/16	2,325	2,394
Bank of America Corp.	5.420%	3/15/17	5,375	5,310
Bank of America Corp.	6.000%	9/1/17	400	416
Bank of America Corp.	5.750%	12/1/17	1,575	1,613
Bank of America Corp.	5.650%	5/1/18	14,850	15,038
Bank of America Corp.	7.625%	6/1/19	4,025	4,601
Bank of America Corp.	6.800%	3/15/28	600	599
Bank of America Corp.	6.500%	9/15/37	875	846
Bank of America NA	5.300%	3/15/17	6,850	6,782
Bank of America NA	6.100%	6/15/17	1,975	2,035
Bank of America NA	6.000%	10/15/36	4,225	3,901
Bank of New York Mellon Corp.	4.950%	1/14/11	1,125	1,163
Bank of New York Mellon Corp.	6.375%	4/1/12	100	109
Bank of New York Mellon Corp.	4.950%	11/1/12	9,500	10,305
Bank of New York Mellon Corp.	4.500%	4/1/13	525	562
Bank of New York Mellon Corp.	4.300%	5/15/14	3,000	3,162
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,482
Bank of New York Mellon Corp.	5.450%	5/15/19	3,645	3,892
Bank of New York Mellon Corp.	4.600%	1/15/20	2,150	2,164
Bank of Nova Scotia	2.250%	1/22/13	3,025	3,047
Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	450	480
Bank One Corp.	5.900%	11/15/11	1,150	1,223
Bank One Corp.	5.250%	1/30/13	1,450	1,551
Bank One Corp.	4.900%	4/30/15	975	1,012
Bank One Corp.	7.625%	10/15/26	425	478
Banque Paribas	6.950%	7/22/13	325	365
Barclays Bank PLC	5.450%	9/12/12	1,450	1,565
Barclays Bank PLC	2.500%	1/23/13	2,325	2,328

	Barclays Bank PLC	5.200%	7/10/14	5,800	6,186
	Barclays Bank PLC	5.000%	9/22/16	2,450	2,520
	Barclays Bank PLC	6.750%	5/22/19	2,175	2,402
	Barclays Bank PLC	5.125%	1/8/20	10,450	10,301
	BB&T Capital Trust II	6.750%	6/7/36	2,675	2,637
3	BB&T Capital Trust IV	6.820%	6/12/57	1,050	989
	BB&T Corp.	6.500%	8/1/11	675	714
	BB&T Corp.	3.850%	7/27/12	2,375	2,476
	BB&T Corp.	4.750%	10/1/12	1,675	1,764
	BB&T Corp.	3.375%	9/25/13	2,725	2,784
	BB&T Corp.	5.700%	4/30/14	1,750	1,907
	BB&T Corp.	5.200%	12/23/15	1,575	1,650
	BB&T Corp.	4.900%	6/30/17	100	100
	BB&T Corp.	6.850%	4/30/19	1,750	1,985
	BB&T Corp.	5.250%	11/1/19	4,350	4,371
	Bear Stearns Cos. LLC	4.500%	10/28/10	850	868
	Bear Stearns Cos. LLC	5.350%	2/1/12	6,600	7,050
	Bear Stearns Cos. LLC	6.950%	8/10/12	6,975	7,773
	Bear Stearns Cos. LLC	5.700%	11/15/14	4,825	5,256
	Bear Stearns Cos. LLC	5.300%	10/30/15	1,900	2,019
	Bear Stearns Cos. LLC	5.550%	1/22/17	1,850	1,924
	Bear Stearns Cos. LLC	6.400%	10/2/17	2,025	2,240
	Bear Stearns Cos. LLC	7.250%	2/1/18	3,975	4,586
	Bear Stearns Cos. LLC	4.650%	7/2/18	425	417
	BNP Paribas	3.250%	3/11/15	850	846
	BNP Paribas / BNP Paribas US Medium-Term
	Note Program LLC	2.125%	12/21/12	5,750	5,830
	BNY Mellon NA	4.750%	12/15/14	3,350	3,561
	Branch Banking & Trust Co.	5.625%	9/15/16	1,875	1,951
4	Canadian Imperial Bank of
	Commerce/Canada	2.000%	2/4/13	2,700	2,688
	Capital One Bank USA NA	6.500%	6/13/13	1,150	1,260
	Capital One Bank USA NA	8.800%	7/15/19	7,200	8,701
	Capital One Capital III	7.686%	8/15/36	2,025	1,934
	Capital One Capital IV	6.745%	2/17/37	850	727
	Capital One Capital V	10.250%	8/15/39	875	1,035
	Capital One Capital VI	8.875%	5/15/40	700	759
	Capital One Financial Corp.	5.700%	9/15/11	1,075	1,130
	Capital One Financial Corp.	4.800%	2/21/12	525	547
	Capital One Financial Corp.	7.375%	5/23/14	2,500	2,859
	Capital One Financial Corp.	5.500%	6/1/15	2,800	2,926
	Capital One Financial Corp.	6.150%	9/1/16	1,875	1,939
	Capital One Financial Corp.	5.250%	2/21/17	1,075	1,101
	Capital One Financial Corp.	6.750%	9/15/17	1,575	1,739
	Charter One Bank NA	5.500%	4/26/11	3,425	3,544
[3,4] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	4,025	4,440
	Citigroup Inc.	5.100%	9/29/11	5,450	5,676
	Citigroup Inc.	6.000%	2/21/12	875	928
	Citigroup Inc.	5.250%	2/27/12	3,875	4,064
	Citigroup Inc.	5.500%	8/27/12	1,050	1,111
	Citigroup Inc.	5.625%	8/27/12	2,900	3,041
	Citigroup Inc.	5.300%	10/17/12	13,375	14,042
	Citigroup Inc.	5.500%	4/11/13	8,325	8,741
	Citigroup Inc.	6.500%	8/19/13	6,450	6,957
	Citigroup Inc.	5.125%	5/5/14	825	848
	Citigroup Inc.	6.375%	8/12/14	6,125	6,542
	Citigroup Inc.	5.000%	9/15/14	10,150	10,119
	Citigroup Inc.	5.500%	10/15/14	4,850	5,027

Citigroup Inc.	6.010%	1/15/15	3,250	3,411
Citigroup Inc.	4.700%	5/29/15	1,000	995
Citigroup Inc.	5.300%	1/7/16	5,550	5,623
Citigroup Inc.	5.500%	2/15/17	850	840
Citigroup Inc.	6.000%	8/15/17	4,325	4,414
Citigroup Inc.	6.125%	11/21/17	9,625	9,884
Citigroup Inc.	6.125%	5/15/18	8,633	8,815
Citigroup Inc.	8.500%	5/22/19	17,175	20,061
Citigroup Inc.	6.625%	6/15/32	1,925	1,799
Citigroup Inc.	5.875%	2/22/33	3,250	2,817
Citigroup Inc.	6.000%	10/31/33	2,525	2,210
Citigroup Inc.	5.850%	12/11/34	650	590
Citigroup Inc.	6.125%	8/25/36	3,000	2,609
Citigroup Inc.	5.875%	5/29/37	4,550	4,100
Citigroup Inc.	6.875%	3/5/38	4,500	4,566
Citigroup Inc.	8.125%	7/15/39	2,700	3,107
Comerica Bank	5.750%	11/21/16	3,775	3,908
Comerica Bank	5.200%	8/22/17	2,800	2,703
3 Comerica Capital Trust II	6.576%	2/20/37	950	836
Comerica Inc.	4.800%	5/1/15	2,600	2,618
Compass Bank	6.400%	10/1/17	900	903
Compass Bank	5.900%	4/1/26	650	571
4 Corestates Capital I	8.000%	12/15/26	1,600	1,608
Countrywide Financial Corp.	5.800%	6/7/12	1,800	1,914
Countrywide Financial Corp.	6.250%	5/15/16	450	457
Credit Suisse AG	5.400%	1/14/20	3,800	3,833
Credit Suisse USA Inc.	4.875%	8/15/10	5,725	5,815
Credit Suisse USA Inc.	5.500%	8/16/11	1,475	1,559
Credit Suisse USA Inc.	6.125%	11/15/11	3,825	4,106
Credit Suisse USA Inc.	6.500%	1/15/12	975	1,059
Credit Suisse USA Inc.	5.500%	8/15/13	2,575	2,824
Credit Suisse USA Inc.	5.125%	1/15/14	625	666
Credit Suisse USA Inc.	4.875%	1/15/15	5,435	5,766
Credit Suisse USA Inc.	5.125%	8/15/15	3,665	3,924
Credit Suisse USA Inc.	7.125%	7/15/32	1,425	1,692
3 Credit Suisse/Guernsey	5.860%	5/15/49	2,450	2,297
Credit Suisse/New York NY	3.450%	7/2/12	400	414
Credit Suisse/New York NY	5.000%	5/15/13	5,900	6,333
Credit Suisse/New York NY	5.500%	5/1/14	7,200	7,836
Credit Suisse/New York NY	3.500%	3/23/15	10,600	10,577
Credit Suisse/New York NY	6.000%	2/15/18	6,150	6,511
Credit Suisse/New York NY	5.300%	8/13/19	8,925	9,160
Deutsche Bank AG	3.450%	3/30/15	2,225	2,207
Deutsche Bank AG/London	5.375%	10/12/12	5,850	6,365
Deutsche Bank AG/London	2.375%	1/11/13	4,500	4,513
Deutsche Bank AG/London	4.875%	5/20/13	5,500	5,890
Deutsche Bank AG/London	6.000%	9/1/17	9,375	10,262
Deutsche Bank Financial LLC	5.375%	3/2/15	4,650	4,916
FIA Card Services NA	6.625%	6/15/12	1,100	1,184
Fifth Third Bancorp	6.250%	5/1/13	100	108
Fifth Third Bancorp	4.500%	6/1/18	725	664
Fifth Third Bancorp	8.250%	3/1/38	3,225	3,393
Fifth Third Bank/Ohio	4.750%	2/1/15	2,800	2,835
3 Fifth Third Capital Trust IV	6.500%	4/15/67	1,825	1,547
First Niagara Financial Group Inc.	6.750%	3/19/20	675	685
First Tennessee Bank NA	5.050%	1/15/15	500	469
First Union Institutional Capital I	8.040%	12/1/26	525	530
Golden West Financial Corp.	4.750%	10/1/12	975	1,025

Goldman Sachs Capital I	6.345%	2/15/34	4,975	4,579
3 Goldman Sachs Capital II	5.793%	12/29/49	2,550	2,150
Goldman Sachs Group Inc.	6.600%	1/15/12	6,750	7,340
Goldman Sachs Group Inc.	5.300%	2/14/12	325	346
Goldman Sachs Group Inc.	5.700%	9/1/12	275	298
Goldman Sachs Group Inc.	5.450%	11/1/12	3,550	3,838
Goldman Sachs Group Inc.	5.250%	4/1/13	3,150	3,368
Goldman Sachs Group Inc.	4.750%	7/15/13	4,275	4,523
Goldman Sachs Group Inc.	5.250%	10/15/13	5,100	5,484
Goldman Sachs Group Inc.	5.150%	1/15/14	2,050	2,181
Goldman Sachs Group Inc.	6.000%	5/1/14	11,900	13,039
Goldman Sachs Group Inc.	5.000%	10/1/14	11,175	11,743
Goldman Sachs Group Inc.	5.125%	1/15/15	6,525	6,891
Goldman Sachs Group Inc.	5.350%	1/15/16	8,900	9,357
Goldman Sachs Group Inc.	5.750%	10/1/16	2,000	2,135
Goldman Sachs Group Inc.	5.625%	1/15/17	4,275	4,376
Goldman Sachs Group Inc.	6.250%	9/1/17	8,625	9,272
Goldman Sachs Group Inc.	5.950%	1/18/18	5,775	6,055
Goldman Sachs Group Inc.	6.150%	4/1/18	7,475	7,893
Goldman Sachs Group Inc.	7.500%	2/15/19	2,400	2,736
Goldman Sachs Group Inc.	5.375%	3/15/20	4,375	4,335
Goldman Sachs Group Inc.	5.950%	1/15/27	4,650	4,465
Goldman Sachs Group Inc.	6.125%	2/15/33	10,700	10,515
Goldman Sachs Group Inc.	6.450%	5/1/36	2,175	2,086
Goldman Sachs Group Inc.	6.750%	10/1/37	13,525	13,412
4 HBOS PLC	6.750%	5/21/18	2,075	1,906
HSBC Bank USA NA	4.625%	4/1/14	3,975	4,143
HSBC Bank USA NA	5.875%	11/1/34	1,200	1,162
HSBC Bank USA NA	5.625%	8/15/35	1,225	1,142
HSBC Holdings PLC	7.625%	5/17/32	325	364
HSBC Holdings PLC	7.350%	11/27/32	600	660
HSBC Holdings PLC	6.500%	5/2/36	5,000	5,181
HSBC Holdings PLC	6.500%	9/15/37	5,850	6,058
HSBC Holdings PLC	6.800%	6/1/38	1,325	1,425
4 ICICI Bank Ltd./Bahrain	6.625%	10/3/12	4,525	4,819
JP Morgan Chase Capital XV	5.875%	3/15/35	2,125	1,922
JP Morgan Chase Capital XVII	5.850%	8/1/35	250	218
JP Morgan Chase Capital XX	6.550%	9/29/36	2,250	2,099
JP Morgan Chase Capital XXII	6.450%	2/2/37	4,175	3,866
JP Morgan Chase Capital XXV	6.800%	10/1/37	2,775	2,752
JPMorgan Chase & Co.	5.600%	6/1/11	200	210
JPMorgan Chase & Co.	4.500%	1/15/12	3,075	3,240
JPMorgan Chase & Co.	6.625%	3/15/12	2,975	3,242
JPMorgan Chase & Co.	5.375%	10/1/12	5,950	6,445
JPMorgan Chase & Co.	5.750%	1/2/13	2,175	2,356
JPMorgan Chase & Co.	4.750%	5/1/13	4,450	4,749
JPMorgan Chase & Co.	5.375%	1/15/14	450	484
JPMorgan Chase & Co.	4.875%	3/15/14	8,800	9,183
JPMorgan Chase & Co.	4.650%	6/1/14	4,600	4,859
JPMorgan Chase & Co.	5.125%	9/15/14	15,215	16,116
JPMorgan Chase & Co.	3.700%	1/20/15	9,500	9,554
JPMorgan Chase & Co.	4.750%	3/1/15	4,625	4,848
JPMorgan Chase & Co.	5.250%	5/1/15	2,025	2,137
JPMorgan Chase & Co.	5.150%	10/1/15	5,875	6,182
JPMorgan Chase & Co.	6.125%	6/27/17	3,675	3,950
JPMorgan Chase & Co.	6.000%	1/15/18	3,150	3,407
JPMorgan Chase & Co.	6.300%	4/23/19	9,950	10,932
JPMorgan Chase & Co.	4.950%	3/25/20	875	865

JPMorgan Chase & Co.	6.400%	5/15/38	11,550	12,476
JPMorgan Chase Bank NA	5.875%	6/13/16	1,350	1,444
JPMorgan Chase Bank NA	6.000%	10/1/17	5,050	5,390
JPMorgan Chase Capital XXVII	7.000%	11/1/39	975	991
KeyBank NA	5.500%	9/17/12	2,000	2,097
KeyBank NA	5.800%	7/1/14	850	869
KeyBank NA	4.950%	9/15/15	2,025	1,997
KeyBank NA	5.450%	3/3/16	2,500	2,459
KeyCorp	6.500%	5/14/13	1,500	1,600
4 Lloyds TSB Bank PLC	4.375%	1/12/15	3,650	3,590
4 Lloyds TSB Bank PLC	5.800%	1/13/20	3,950	3,812
M&I Marshall & Ilsley Bank	6.375%	9/1/11	825	831
M&I Marshall & Ilsley Bank	5.250%	9/4/12	225	225
M&I Marshall & Ilsley Bank	4.850%	6/16/15	350	305
M&I Marshall & Ilsley Bank	5.000%	1/17/17	100	86
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,642
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	91
MBNA Corp.	7.500%	3/15/12	1,125	1,227
MBNA Corp.	6.125%	3/1/13	1,375	1,476
MBNA Corp.	5.000%	6/15/15	1,425	1,423
Mellon Funding Corp.	6.400%	5/14/11	100	106
Mellon Funding Corp.	5.000%	12/1/14	5,825	6,247
Merrill Lynch & Co. Inc.	4.790%	8/4/10	525	532
Merrill Lynch & Co. Inc.	5.770%	7/25/11	1,075	1,133
Merrill Lynch & Co. Inc.	6.050%	8/15/12	3,475	3,717
Merrill Lynch & Co. Inc.	5.450%	2/5/13	3,225	3,405
Merrill Lynch & Co. Inc.	6.150%	4/25/13	7,200	7,754
Merrill Lynch & Co. Inc.	5.000%	2/3/14	5,325	5,487
Merrill Lynch & Co. Inc.	5.450%	7/15/14	850	891
Merrill Lynch & Co. Inc.	5.000%	1/15/15	11,281	11,531
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,025	1,048
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,825	5,780
Merrill Lynch & Co. Inc.	6.400%	8/28/17	5,425	5,715
Merrill Lynch & Co. Inc.	6.875%	4/25/18	16,925	18,236
Merrill Lynch & Co. Inc.	6.500%	7/15/18	100	104
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,525	4,364
Merrill Lynch & Co. Inc.	6.110%	1/29/37	2,375	2,196
Merrill Lynch & Co. Inc.	7.750%	5/14/38	9,200	10,167
Morgan Stanley	6.750%	4/15/11	1,500	1,584
Morgan Stanley	5.625%	1/9/12	9,520	10,123
Morgan Stanley	6.600%	4/1/12	3,400	3,692
Morgan Stanley	5.750%	8/31/12	2,350	2,525
Morgan Stanley	5.300%	3/1/13	4,500	4,781
Morgan Stanley	6.750%	10/15/13	200	221
Morgan Stanley	4.750%	4/1/14	13,900	14,215
Morgan Stanley	6.000%	5/13/14	12,050	12,997
Morgan Stanley	4.200%	11/20/14	5,825	5,842
Morgan Stanley	4.100%	1/26/15	3,300	3,282
Morgan Stanley	6.000%	4/28/15	11,475	12,295
Morgan Stanley	5.375%	10/15/15	2,100	2,183
Morgan Stanley	5.750%	10/18/16	4,700	4,870
Morgan Stanley	5.450%	1/9/17	3,225	3,282
Morgan Stanley	5.550%	4/27/17	1,375	1,403
Morgan Stanley	5.950%	12/28/17	5,100	5,248
Morgan Stanley	6.625%	4/1/18	11,975	12,786
Morgan Stanley	7.300%	5/13/19	9,300	10,273
Morgan Stanley	5.625%	9/23/19	9,000	8,936
Morgan Stanley	5.500%	1/26/20	3,200	3,140

	Morgan Stanley	6.250%	8/9/26	5,425	5,555
	Morgan Stanley	7.250%	4/1/32	750	861
	National City Bank	4.625%	5/1/13	725	755
	National City Corp.	4.900%	1/15/15	850	900
	National City Corp.	6.875%	5/15/19	525	579
3	National City Preferred Capital Trust I	12.000%	12/31/49	1,575	1,835
	North American Development Bank	4.375%	2/11/20	975	957
	North Fork Bancorporation Inc.	5.875%	8/15/12	100	105
	Northern Trust Co.	6.500%	8/15/18	425	476
	Northern Trust Corp.	5.500%	8/15/13	425	469
	Northern Trust Corp.	4.625%	5/1/14	1,025	1,095
	PNC Bank NA	4.875%	9/21/17	3,575	3,569
	PNC Bank NA	6.000%	12/7/17	325	343
	PNC Funding Corp.	5.125%	12/14/10	1,450	1,494
	PNC Funding Corp.	3.625%	2/8/15	500	503
	PNC Funding Corp.	4.250%	9/21/15	650	672
	PNC Funding Corp.	5.250%	11/15/15	2,825	2,975
	PNC Funding Corp.	5.625%	2/1/17	325	336
	PNC Funding Corp.	6.700%	6/10/19	6,475	7,260
	PNC Funding Corp.	5.125%	2/8/20	2,325	2,345
	Regions Bank	7.500%	5/15/18	1,325	1,328
	Regions Financial Corp.	7.750%	11/10/14	1,625	1,711
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	1,800	1,690
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	10,150	10,147
	Royal Bank Of Scotland NV	4.650%	6/4/18	100	87
4	Royal Bank of Scotland PLC	4.875%	8/25/14	1,800	1,811
	Royal Bank of Scotland PLC	4.875%	3/16/15	2,400	2,393
	SouthTrust Corp.	5.800%	6/15/14	750	796
	Sovereign Bank	5.125%	3/15/13	625	632
	Sovereign Bank	8.750%	5/30/18	675	769
[3,4] Standard Chartered PLC		6.409%	12/31/49	1,975	1,777
	State Street Bank and Trust Co.	5.300%	1/15/16	900	955
	State Street Corp.	4.300%	5/30/14	1,600	1,685
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	4,075	4,485
	SunTrust Bank	6.375%	4/1/11	1,900	1,984
	SunTrust Bank	5.000%	9/1/15	100	100
	SunTrust Bank	5.450%	12/1/17	100	98
	SunTrust Bank	7.250%	3/15/18	375	400
	SunTrust Banks Inc.	5.250%	11/5/12	1,800	1,894
	SunTrust Banks Inc.	6.000%	9/11/17	1,300	1,321
	SunTrust Capital VIII	6.100%	12/15/36	657	537
	UBS AG/New York NY	7.000%	10/15/15	1,000	1,078
	UBS AG/New York NY	7.375%	6/15/17	1,050	1,113
	UBS AG/Stamford Branch	5.875%	12/20/17	6,525	6,762
	UBS AG/Stamford CT	3.875%	1/15/15	1,300	1,291
	UBS AG/Stamford CT	5.875%	7/15/16	2,325	2,370
	UBS AG/Stamford CT	5.750%	4/25/18	3,000	3,081
	UFJ Finance Aruba AEC	6.750%	7/15/13	9,750	10,931
	Union Bank NA	5.950%	5/11/16	1,375	1,437
	UnionBanCal Corp.	5.250%	12/16/13	700	751
	US Bancorp	3.150%	3/4/15	600	598
	US Bank NA	6.375%	8/1/11	2,200	2,348
	US Bank NA	6.300%	2/4/14	3,150	3,514
	US Bank NA	4.950%	10/30/14	4,800	5,138
3	USB Capital IX	6.189%	4/15/49	2,625	2,231
	USB Capital XIII Trust	6.625%	12/15/39	675	680
	Wachovia Bank NA	7.800%	8/18/10	2,850	2,927
	Wachovia Bank NA	4.800%	11/1/14	425	439

Wachovia Bank NA	4.875%	2/1/15	6,050	6,326
Wachovia Bank NA	5.000%	8/15/15	325	338
Wachovia Bank NA	6.000%	11/15/17	2,500	2,667
Wachovia Bank NA	5.850%	2/1/37	5,775	5,428
Wachovia Bank NA	6.600%	1/15/38	4,225	4,363
Wachovia Corp.	5.300%	10/15/11	4,125	4,365
Wachovia Corp.	5.500%	5/1/13	4,353	4,728
Wachovia Corp.	4.875%	2/15/14	5,275	5,490
Wachovia Corp.	5.250%	8/1/14	1,900	2,003
Wachovia Corp.	5.625%	10/15/16	3,800	4,006
Wachovia Corp.	5.750%	6/15/17	6,425	6,851
Wachovia Corp.	5.750%	2/1/18	325	345
Wachovia Corp.	6.605%	10/1/25	100	100
Wachovia Corp.	7.500%	4/15/35	275	304
Wachovia Corp.	5.500%	8/1/35	1,325	1,160
Wachovia Corp.	6.550%	10/15/35	250	249
Wells Fargo & Co.	4.875%	1/12/11	3,425	3,536
Wells Fargo & Co.	6.375%	8/1/11	425	451
Wells Fargo & Co.	5.300%	8/26/11	9,575	10,093
Wells Fargo & Co.	5.125%	9/1/12	1,200	1,278
Wells Fargo & Co.	5.250%	10/23/12	11,575	12,465
Wells Fargo & Co.	4.375%	1/31/13	5,100	5,369
Wells Fargo & Co.	4.950%	10/16/13	1,150	1,215
Wells Fargo & Co.	3.750%	10/1/14	2,050	2,077
Wells Fargo & Co.	3.625%	4/15/15	1,300	1,299
Wells Fargo & Co.	5.625%	12/11/17	6,725	7,120
Wells Fargo & Co.	5.375%	2/7/35	4,700	4,405
Wells Fargo Bank NA	4.750%	2/9/15	4,925	5,113
Wells Fargo Bank NA	5.750%	5/16/16	3,600	3,871
Wells Fargo Bank NA	5.950%	8/26/36	700	667
Wells Fargo Capital X	5.950%	12/15/36	725	652
3 Wells Fargo Capital XIII	7.700%	12/29/49	5,325	5,485
3 Wells Fargo Capital XV	9.750%	12/29/49	3,650	4,088
Wells Fargo Financial Inc.	5.500%	8/1/12	1,225	1,318
Westpac Banking Corp.	2.250%	11/19/12	3,725	3,751
Westpac Banking Corp.	4.200%	2/27/15	6,325	6,504
Westpac Banking Corp.	4.875%	11/19/19	3,725	3,672

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	1,550	1,676
Ameriprise Financial Inc.	5.300%	3/15/20	775	782
3 Ameriprise Financial Inc.	7.518%	6/1/66	325	316
BlackRock Inc.	2.250%	12/10/12	2,300	2,324
BlackRock Inc.	3.500%	12/10/14	1,700	1,719
BlackRock Inc.	6.250%	9/15/17	1,150	1,255
BlackRock Inc.	5.000%	12/10/19	100	100
Charles Schwab Corp.	4.950%	6/1/14	3,925	4,201
4 FMR LLC	7.490%	6/15/19	200	226
Jefferies Group Inc.	8.500%	7/15/19	2,105	2,344
Jefferies Group Inc.	6.450%	6/8/27	5,800	5,172
Jefferies Group Inc.	6.250%	1/15/36	4,225	3,585
Lazard Group LLC	6.850%	6/15/17	2,675	2,707
Nomura Holdings Inc.	5.000%	3/4/15	2,425	2,470
Nomura Holdings Inc.	6.700%	3/4/20	3,850	3,986
TD Ameritrade Holding Corp.	2.950%	12/1/12	775	785
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,025	1,031
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	934

Finance Companies (0.8%)
Block Financial LLC	7.875%	1/15/13	525	592
Block Financial LLC	5.125%	10/30/14	2,500	2,596
Discover Financial Services	6.450%	6/12/17	325	322
Discover Financial Services	10.250%	7/15/19	950	1,130
GATX Corp.	4.750%	10/1/12	1,000	1,043
General Electric Capital Corp.	4.250%	9/13/10	1,025	1,042
General Electric Capital Corp.	5.000%	11/15/11	4,225	4,457
General Electric Capital Corp.	4.375%	11/21/11	550	575
General Electric Capital Corp.	5.875%	2/15/12	3,950	4,244
General Electric Capital Corp.	4.375%	3/3/12	4,000	4,192
General Electric Capital Corp.	5.000%	4/10/12	100	106
General Electric Capital Corp.	6.000%	6/15/12	15,175	16,435
General Electric Capital Corp.	3.500%	8/13/12	3,775	3,902
General Electric Capital Corp.	5.250%	10/19/12	19,100	20,480
General Electric Capital Corp.	2.800%	1/8/13	6,975	7,067
General Electric Capital Corp.	5.450%	1/15/13	2,975	3,217
General Electric Capital Corp.	4.800%	5/1/13	3,425	3,646
General Electric Capital Corp.	5.900%	5/13/14	8,625	9,496
General Electric Capital Corp.	5.500%	6/4/14	5,150	5,558
General Electric Capital Corp.	5.650%	6/9/14	5,800	6,236
General Electric Capital Corp.	3.750%	11/14/14	7,350	7,430
General Electric Capital Corp.	5.400%	2/15/17	8,875	9,270
General Electric Capital Corp.	5.625%	9/15/17	1,775	1,868
General Electric Capital Corp.	5.625%	5/1/18	14,275	14,877
General Electric Capital Corp.	6.000%	8/7/19	10,675	11,272
General Electric Capital Corp.	5.500%	1/8/20	1,625	1,655
General Electric Capital Corp.	6.750%	3/15/32	9,150	9,672
General Electric Capital Corp.	6.150%	8/7/37	5,350	5,200
General Electric Capital Corp.	5.875%	1/14/38	15,100	14,323
General Electric Capital Corp.	6.875%	1/10/39	6,125	6,575
3 General Electric Capital Corp.	6.375%	11/15/67	3,675	3,455
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	675	604
HSBC Finance Corp.	5.700%	6/1/11	3,075	3,208
HSBC Finance Corp.	6.375%	10/15/11	1,775	1,889
HSBC Finance Corp.	7.000%	5/15/12	4,225	4,617
HSBC Finance Corp.	5.900%	6/19/12	1,250	1,345
HSBC Finance Corp.	6.375%	11/27/12	5,350	5,862
HSBC Finance Corp.	4.750%	7/15/13	625	656
HSBC Finance Corp.	5.250%	1/15/14	1,800	1,895
HSBC Finance Corp.	5.000%	6/30/15	9,900	10,286
HSBC Finance Corp.	5.500%	1/19/16	425	446
SLM Corp.	5.400%	10/25/11	7,050	7,126
SLM Corp.	5.375%	1/15/13	1,150	1,144
SLM Corp.	5.000%	10/1/13	1,250	1,203
SLM Corp.	5.375%	5/15/14	3,175	3,019
SLM Corp.	5.050%	11/14/14	975	902
SLM Corp.	8.450%	6/15/18	4,950	4,997
SLM Corp.	8.000%	3/25/20	3,000	2,917
SLM Corp.	5.625%	8/1/33	2,000	1,536

Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,170
ACE INA Holdings Inc.	5.875%	6/15/14	2,500	2,753
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,884
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,504
ACE INA Holdings Inc.	5.800%	3/15/18	425	458
ACE INA Holdings Inc.	5.900%	6/15/19	550	597

ACE INA Holdings Inc.	6.700%	5/15/36	900	1,001
AEGON Funding Co. LLC	5.750%	12/15/20	375	369
Aegon NV	4.750%	6/1/13	800	841
Aetna Inc.	5.750%	6/15/11	500	525
Aetna Inc.	6.000%	6/15/16	1,200	1,312
Aetna Inc.	6.500%	9/15/18	875	975
Aetna Inc.	6.625%	6/15/36	3,075	3,236
Aetna Inc.	6.750%	12/15/37	5,000	5,316
Aflac Inc.	8.500%	5/15/19	1,100	1,318
Aflac Inc.	6.900%	12/17/39	2,450	2,523
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	5,375	5,770
Allstate Corp.	6.125%	2/15/12	900	972
Allstate Corp.	5.000%	8/15/14	3,325	3,561
Allstate Corp.	6.125%	12/15/32	950	963
Allstate Corp.	5.350%	6/1/33	225	206
Allstate Corp.	5.550%	5/9/35	475	455
Allstate Corp.	5.950%	4/1/36	1,000	991
3 Allstate Corp.	6.125%	5/15/37	850	807
3 Allstate Corp.	6.500%	5/15/57	1,625	1,562
Allstate Life Global Funding Trusts	5.375%	4/30/13	1,425	1,551
American Financial Group Inc./OH	9.875%	6/15/19	775	911
American International Group Inc.	5.375%	10/18/11	1,225	1,260
American International Group Inc.	4.950%	3/20/12	1,875	1,908
American International Group Inc.	4.250%	5/15/13	4,050	3,949
American International Group Inc.	5.050%	10/1/15	1,950	1,809
American International Group Inc.	5.600%	10/18/16	1,150	1,064
American International Group Inc.	5.450%	5/18/17	2,100	1,924
American International Group Inc.	5.850%	1/16/18	3,300	3,061
American International Group Inc.	8.250%	8/15/18	950	990
American International Group Inc.	6.250%	5/1/36	11,200	9,646
AON Corp.	8.205%	1/1/27	325	341
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,202
Assurant Inc.	5.625%	2/15/14	625	649
Assurant Inc.	6.750%	2/15/34	1,425	1,361
AXA SA	8.600%	12/15/30	3,325	3,998
Axis Capital Holdings Ltd.	5.750%	12/1/14	725	754
Axis Specialty Finance LLC	5.875%	6/1/20	6,225	6,128
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	675	710
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	100	107
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,850	6,377
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,131
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	4,775	5,053
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	7,125	7,057
Berkshire Hathaway Inc.	1.400%	2/10/12	3,700	3,721
Berkshire Hathaway Inc.	2.125%	2/11/13	3,700	3,728
Berkshire Hathaway Inc.	3.200%	2/11/15	3,700	3,734
Chubb Corp.	5.200%	4/1/13	425	458
Chubb Corp.	5.750%	5/15/18	750	811
Chubb Corp.	6.000%	5/11/37	2,800	2,850
Chubb Corp.	6.500%	5/15/38	700	761
3 Chubb Corp.	6.375%	3/29/67	1,650	1,654
CIGNA Corp.	6.350%	3/15/18	325	347
CIGNA Corp.	7.875%	5/15/27	425	477
CIGNA Corp.	6.150%	11/15/36	2,150	2,077
Cincinnati Financial Corp.	6.920%	5/15/28	325	323
Cincinnati Financial Corp.	6.125%	11/1/34	1,175	1,047
CNA Financial Corp.	6.000%	8/15/11	825	861
CNA Financial Corp.	5.850%	12/15/14	2,000	2,025

CNA Financial Corp.	6.500%	8/15/16	1,750	1,783
CNA Financial Corp.	7.350%	11/15/19	1,650	1,715
Commerce Group Inc.	5.950%	12/9/13	500	503
Coventry Health Care Inc.	6.300%	8/15/14	3,850	3,897
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,300	1,226
Genworth Financial Inc.	5.650%	6/15/12	1,050	1,089
Genworth Financial Inc.	5.750%	6/15/14	300	305
Genworth Financial Inc.	4.950%	10/1/15	375	362
Genworth Financial Inc.	8.625%	12/15/16	1,125	1,225
Genworth Financial Inc.	6.515%	5/22/18	900	891
Genworth Financial Inc.	6.500%	6/15/34	1,075	930
Hartford Financial Services Group Inc.	5.250%	10/15/11	1,400	1,459
Hartford Financial Services Group Inc.	4.625%	7/15/13	625	650
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	986
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	902
Hartford Financial Services Group Inc.	6.000%	1/15/19	425	434
Hartford Financial Services Group Inc.	5.950%	10/15/36	550	498
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,775	1,590
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,660
Humana Inc.	6.450%	6/1/16	1,500	1,563
Humana Inc.	7.200%	6/15/18	100	108
Humana Inc.	6.300%	8/1/18	150	153
Humana Inc.	8.150%	6/15/38	2,500	2,565
Lincoln National Corp.	6.200%	12/15/11	325	345
Lincoln National Corp.	5.650%	8/27/12	950	1,010
Lincoln National Corp.	8.750%	7/1/19	900	1,089
Lincoln National Corp.	6.150%	4/7/36	2,475	2,362
Loews Corp.	5.250%	3/15/16	950	990
Loews Corp.	6.000%	2/1/35	200	192
Markel Corp.	7.125%	9/30/19	825	883
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	700	712
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	1,900	2,022
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	100	103
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	2,300	2,424
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	825	1,021
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	89
4 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	733
MetLife Inc.	6.125%	12/1/11	200	214
MetLife Inc.	5.375%	12/15/12	1,775	1,917
MetLife Inc.	5.000%	11/24/13	1,275	1,353
MetLife Inc.	5.000%	6/15/15	1,350	1,416
MetLife Inc.	7.717%	2/15/19	825	962
MetLife Inc.	6.500%	12/15/32	750	776
MetLife Inc.	6.375%	6/15/34	975	994
MetLife Inc.	5.700%	6/15/35	375	357
MetLife Inc.	6.400%	12/15/36	3,650	3,242
4 Metropolitan Life Global Funding I	2.875%	9/17/12	2,200	2,228
4 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,564
Nationwide Financial Services	6.750%	5/15/37	200	168
OneBeacon US Holdings Inc.	5.875%	5/15/13	600	619
PartnerRe Finance B LLC	5.500%	6/1/20	1,500	1,479
Principal Financial Group Inc.	7.875%	5/15/14	1,525	1,735
Principal Financial Group Inc.	6.050%	10/15/36	950	889
Principal Life Income Funding Trusts	5.300%	12/14/12	1,450	1,565
Principal Life Income Funding Trusts	5.300%	4/24/13	1,825	1,955
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,311
Progressive Corp.	6.375%	1/15/12	700	755
Progressive Corp.	6.625%	3/1/29	1,300	1,366

Progressive Corp.	6.250%	12/1/32	100	101
3 Progressive Corp.	6.700%	6/15/37	2,300	2,251
Protective Life Corp.	7.375%	10/15/19	950	1,009
Protective Life Corp.	8.450%	10/15/39	900	944
Protective Life Secured Trusts	4.850%	8/16/10	800	811
Prudential Financial Inc.	5.100%	12/14/11	125	132
Prudential Financial Inc.	5.800%	6/15/12	975	1,049
Prudential Financial Inc.	3.625%	9/17/12	775	799
Prudential Financial Inc.	5.150%	1/15/13	975	1,033
Prudential Financial Inc.	4.500%	7/15/13	1,825	1,913
Prudential Financial Inc.	4.750%	4/1/14	650	670
Prudential Financial Inc.	5.100%	9/20/14	8,000	8,459
Prudential Financial Inc.	6.200%	1/15/15	2,750	3,011
Prudential Financial Inc.	5.500%	3/15/16	175	185
Prudential Financial Inc.	6.100%	6/15/17	325	343
Prudential Financial Inc.	6.000%	12/1/17	1,225	1,299
Prudential Financial Inc.	5.750%	7/15/33	675	633
Prudential Financial Inc.	5.400%	6/13/35	775	690
Prudential Financial Inc.	5.900%	3/17/36	1,300	1,239
Prudential Financial Inc.	5.700%	12/14/36	5,475	5,177
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	675	692
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,225	1,234
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	525	560
Torchmark Corp.	6.375%	6/15/16	1,225	1,246
Transatlantic Holdings Inc.	8.000%	11/30/39	4,425	4,518
Travelers Cos. Inc.	5.375%	6/15/12	100	108
Travelers Cos. Inc.	5.500%	12/1/15	625	685
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,218
Travelers Cos. Inc.	5.750%	12/15/17	1,375	1,487
Travelers Cos. Inc.	5.800%	5/15/18	100	108
Travelers Cos. Inc.	5.900%	6/2/19	1,275	1,389
3 Travelers Cos. Inc.	6.250%	3/15/37	800	785
Travelers Cos. Inc.	6.250%	6/15/37	9,055	9,524
Travelers Property Casualty Corp.	6.375%	3/15/33	100	105
UnitedHealth Group Inc.	5.500%	11/15/12	1,925	2,083
UnitedHealth Group Inc.	4.875%	2/15/13	975	1,039
UnitedHealth Group Inc.	4.875%	4/1/13	975	1,042
UnitedHealth Group Inc.	5.000%	8/15/14	4,900	5,209
UnitedHealth Group Inc.	4.875%	3/15/15	875	918
UnitedHealth Group Inc.	6.000%	6/15/17	1,825	1,955
UnitedHealth Group Inc.	6.000%	2/15/18	4,750	5,064
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	4,229
UnitedHealth Group Inc.	6.500%	6/15/37	625	644
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,471
UnitedHealth Group Inc.	6.875%	2/15/38	1,675	1,781
Unum Group	7.125%	9/30/16	1,250	1,354
Validus Holdings Ltd.	8.875%	1/26/40	1,150	1,176
WellPoint Health Networks Inc.	6.375%	1/15/12	1,000	1,081
WellPoint Inc.	5.000%	1/15/11	1,875	1,933
WellPoint Inc.	6.800%	8/1/12	625	692
WellPoint Inc.	6.000%	2/15/14	550	604
WellPoint Inc.	5.000%	12/15/14	4,650	4,961
WellPoint Inc.	5.250%	1/15/16	550	581
WellPoint Inc.	5.875%	6/15/17	900	965
WellPoint Inc.	5.950%	12/15/34	2,200	2,140
WellPoint Inc.	5.850%	1/15/36	2,400	2,302
WellPoint Inc.	6.375%	6/15/37	325	334
Willis North America Inc.	5.625%	7/15/15	1,225	1,246

Willis North America Inc.	6.200%	3/28/17	1,125	1,136
Willis North America Inc.	7.000%	9/29/19	8,150	8,473
XL Capital Ltd.	5.250%	9/15/14	4,350	4,520
XL Capital Ltd.	6.375%	11/15/24	175	173
XL Capital Ltd.	6.250%	5/15/27	2,425	2,275

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	2,900	3,166
CME Group Inc.	5.750%	2/15/14	1,075	1,180
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,275	1,270
NASDAQ OMX Group Inc.	5.550%	1/15/20	1,200	1,192
ORIX Corp.	5.480%	11/22/11	1,800	1,858
XTRA Finance Corp.	5.150%	4/1/17	4,525	4,718

Real Estate Investment Trusts (0.3%)
AMB Property LP	6.625%	12/1/19	850	868
Arden Realty LP	5.250%	3/1/15	250	261
AvalonBay Communities Inc.	5.500%	1/15/12	356	373
AvalonBay Communities Inc.	6.125%	11/1/12	106	115
AvalonBay Communities Inc.	5.750%	9/15/16	275	290
Boston Properties LP	6.250%	1/15/13	1,400	1,521
Boston Properties LP	5.625%	4/15/15	1,375	1,457
Brandywine Operating Partnership LP	5.750%	4/1/12	550	571
Brandywine Operating Partnership LP	5.400%	11/1/14	875	883
Brandywine Operating Partnership LP	7.500%	5/15/15	1,400	1,512
Brandywine Operating Partnership LP	5.700%	5/1/17	275	261
Duke Realty LP	6.250%	5/15/13	2,350	2,490
Duke Realty LP	7.375%	2/15/15	3,675	4,001
Duke Realty LP	5.950%	2/15/17	1,300	1,277
Duke Realty LP	8.250%	8/15/19	875	971
ERP Operating LP	6.625%	3/15/12	1,150	1,245
ERP Operating LP	5.500%	10/1/12	1,100	1,170
ERP Operating LP	5.250%	9/15/14	1,350	1,409
ERP Operating LP	5.125%	3/15/16	600	617
ERP Operating LP	5.375%	8/1/16	975	997
ERP Operating LP	5.750%	6/15/17	550	568
HCP Inc.	6.450%	6/25/12	2,075	2,209
HCP Inc.	5.650%	12/15/13	2,225	2,319
HCP Inc.	6.300%	9/15/16	950	969
HCP Inc.	6.000%	1/30/17	425	424
HCP Inc.	6.700%	1/30/18	1,700	1,733
Health Care REIT Inc.	6.000%	11/15/13	525	561
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,459
Health Care REIT Inc.	6.125%	4/15/20	350	351
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,661
Hospitality Properties Trust	7.875%	8/15/14	1,375	1,488
Hospitality Properties Trust	5.125%	2/15/15	1,775	1,719
HRPT Properties Trust	6.250%	8/15/16	575	582
HRPT Properties Trust	6.250%	6/15/17	1,725	1,702
Kimco Realty Corp.	5.783%	3/15/16	400	413
Kimco Realty Corp.	6.875%	10/1/19	3,575	3,808
Liberty Property LP	5.125%	3/2/15	3,200	3,175
Liberty Property LP	5.500%	12/15/16	625	618
Mack-Cali Realty LP	7.750%	8/15/19	675	744
National Retail Properties Inc.	6.875%	10/15/17	2,700	2,765
Nationwide Health Properties Inc.	6.250%	2/1/13	1,400	1,491
ProLogis	5.625%	11/15/15	1,200	1,188
ProLogis	5.750%	4/1/16	1,025	1,009

ProLogis	5.625%	11/15/16	1,200	1,151
ProLogis	7.375%	10/30/19	2,075	2,137
ProLogis	6.875%	3/15/20	3,200	3,151
Realty Income Corp.	6.750%	8/15/19	2,575	2,687
Regency Centers LP	6.750%	1/15/12	2,350	2,491
Regency Centers LP	5.250%	8/1/15	625	625
Simon Property Group LP	4.875%	8/15/10	1,875	1,900
Simon Property Group LP	5.300%	5/30/13	2,175	2,295
Simon Property Group LP	6.750%	5/15/14	6,350	6,960
Simon Property Group LP	4.200%	2/1/15	450	450
Simon Property Group LP	5.750%	12/1/15	1,375	1,451
Simon Property Group LP	6.100%	5/1/16	150	158
Simon Property Group LP	5.250%	12/1/16	3,525	3,489
Simon Property Group LP	5.875%	3/1/17	1,375	1,406
Simon Property Group LP	6.125%	5/30/18	1,700	1,743
Simon Property Group LP	5.650%	2/1/20	3,050	2,973
Simon Property Group LP	6.750%	2/1/40	300	296
Tanger Properties LP	6.150%	11/15/15	1,250	1,297
				2,080,167
Industrial (10.3%)
Basic Industry (1.0%)
Agrium Inc.	6.750%	1/15/19	1,500	1,648
Airgas Inc.	4.500%	9/15/14	800	825
Alcoa Inc.	6.000%	1/15/12	950	1,003
Alcoa Inc.	5.375%	1/15/13	1,150	1,207
Alcoa Inc.	6.000%	7/15/13	3,050	3,243
Alcoa Inc.	6.750%	7/15/18	100	104
Alcoa Inc.	5.720%	2/23/19	2,300	2,228
Alcoa Inc.	5.870%	2/23/22	550	501
Alcoa Inc.	5.900%	2/1/27	1,950	1,723
Alcoa Inc.	6.750%	1/15/28	4,180	3,887
Alcoa Inc.	5.950%	2/1/37	5,000	4,077
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,421
ArcelorMittal	5.375%	6/1/13	4,025	4,270
ArcelorMittal	9.000%	2/15/15	1,350	1,614
ArcelorMittal	6.125%	6/1/18	3,000	3,131
ArcelorMittal	9.850%	6/1/19	6,700	8,505
ArcelorMittal	7.000%	10/15/39	5,200	5,320
Barrick Australian Finance Pty Ltd.	5.950%	10/15/39	1,550	1,546
Barrick Gold Corp.	6.950%	4/1/19	2,200	2,510
Barrick Gold Finance Co.	4.875%	11/15/14	2,900	3,084
Barrick Gold Financeco LLC	6.125%	9/15/13	2,275	2,541
Barrick North America Finance LLC	6.800%	9/15/18	1,650	1,874
Barrick North America Finance LLC	7.500%	9/15/38	2,100	2,473
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	950	1,016
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	175	204
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	2,450	2,632
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,125	5,658
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	1,550	1,702
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	379
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,900	5,589
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	325	336
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,036
Cliffs Natural Resources Inc.	5.900%	3/15/20	350	357
Commercial Metals Co.	6.500%	7/15/17	800	812
Commercial Metals Co.	7.350%	8/15/18	1,925	2,018
Cytec Industries Inc.	8.950%	7/1/17	550	663

Dow Chemical Co.	4.850%	8/15/12	5,050	5,334
Dow Chemical Co.	6.000%	10/1/12	500	542
Dow Chemical Co.	7.600%	5/15/14	4,375	5,006
Dow Chemical Co.	5.900%	2/15/15	12,300	13,323
Dow Chemical Co.	8.550%	5/15/19	4,175	5,040
Dow Chemical Co.	7.375%	11/1/29	1,500	1,659
Dow Chemical Co.	9.400%	5/15/39	725	967
Eastman Chemical Co.	7.250%	1/15/24	3,025	3,387
Eastman Chemical Co.	7.600%	2/1/27	675	754
EI du Pont de Nemours & Co.	4.750%	11/15/12	1,400	1,504
EI du Pont de Nemours & Co.	5.000%	1/15/13	4,525	4,885
EI du Pont de Nemours & Co.	5.000%	7/15/13	2,375	2,562
EI du Pont de Nemours & Co.	5.875%	1/15/14	4,055	4,510
EI du Pont de Nemours & Co.	5.250%	12/15/16	225	242
EI du Pont de Nemours & Co.	6.000%	7/15/18	7,275	8,078
EI du Pont de Nemours & Co.	6.500%	1/15/28	525	576
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	4,450	4,828
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	10,200	11,322
ICI Wilmington Inc.	5.625%	12/1/13	200	213
International Paper Co.	5.300%	4/1/15	1,600	1,691
International Paper Co.	7.950%	6/15/18	6,875	8,006
International Paper Co.	9.375%	5/15/19	4,800	5,988
International Paper Co.	7.500%	8/15/21	4,600	5,209
International Paper Co.	7.300%	11/15/39	2,225	2,376
Lubrizol Corp.	5.500%	10/1/14	2,100	2,275
Lubrizol Corp.	8.875%	2/1/19	1,075	1,350
Lubrizol Corp.	6.500%	10/1/34	4,000	4,092
Monsanto Co.	7.375%	8/15/12	475	536
Monsanto Co.	5.125%	4/15/18	850	898
Monsanto Co.	5.875%	4/15/38	4,300	4,396
4 Mosaic Co.	7.375%	12/1/14	1,475	1,576
4 Mosaic Co.	7.625%	12/1/16	3,349	3,650
Newmont Mining Corp.	5.125%	10/1/19	1,000	1,007
Newmont Mining Corp.	5.875%	4/1/35	750	718
Newmont Mining Corp.	6.250%	10/1/39	3,150	3,151
Nucor Corp.	5.000%	12/1/12	200	217
Nucor Corp.	5.000%	6/1/13	100	108
Nucor Corp.	5.750%	12/1/17	425	459
Nucor Corp.	5.850%	6/1/18	1,725	1,866
Nucor Corp.	6.400%	12/1/37	1,225	1,318
Placer Dome Inc.	6.450%	10/15/35	1,050	1,074
Plum Creek Timberlands LP	5.875%	11/15/15	1,250	1,304
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	3,325	3,571
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	1,050	1,120
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	2,000	2,017
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,900	3,888
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	196
PPG Industries Inc.	5.750%	3/15/13	1,050	1,137
PPG Industries Inc.	6.650%	3/15/18	950	1,056
Praxair Inc.	6.375%	4/1/12	525	576
Praxair Inc.	1.750%	11/15/12	1,050	1,050
Praxair Inc.	3.950%	6/1/13	200	210
Praxair Inc.	4.375%	3/31/14	825	879
Praxair Inc.	5.250%	11/15/14	2,000	2,190
Praxair Inc.	4.625%	3/30/15	1,050	1,120
Praxair Inc.	5.200%	3/15/17	325	343
Praxair Inc.	4.500%	8/15/19	1,600	1,608
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	103

Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	87
Rio Tinto Alcan Inc.	4.875%	9/15/12	600	633
Rio Tinto Alcan Inc.	4.500%	5/15/13	1,850	1,943
Rio Tinto Alcan Inc.	5.200%	1/15/14	200	211
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	262
Rio Tinto Alcan Inc.	6.125%	12/15/33	2,725	2,814
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	6,775	7,419
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	4,625	5,574
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	3,000	3,366
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	7,200	9,210
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,565
Rohm and Haas Co.	6.000%	9/15/17	2,325	2,448
Sherwin-Williams Co.	3.125%	12/15/14	1,350	1,356
Southern Copper Corp.	7.500%	7/27/35	2,500	2,553
Vale Inco Ltd.	7.750%	5/15/12	175	192
Vale Inco Ltd.	5.700%	10/15/15	1,200	1,239
Vale Inco Ltd.	7.200%	9/15/32	325	330
Vale Overseas Ltd.	6.250%	1/11/16	625	678
Vale Overseas Ltd.	6.250%	1/23/17	1,425	1,533
Vale Overseas Ltd.	5.625%	9/15/19	1,525	1,593
Vale Overseas Ltd.	8.250%	1/17/34	800	935
Vale Overseas Ltd.	6.875%	11/21/36	5,325	5,547
Vale Overseas Ltd.	6.875%	11/10/39	5,275	5,460
Valspar Corp.	7.250%	6/15/19	400	452
WMC Finance USA Ltd.	5.125%	5/15/13	575	625
Xstrata Canada Corp.	7.350%	6/5/12	475	520
Xstrata Canada Corp.	7.250%	7/15/12	1,375	1,504
Xstrata Canada Corp.	5.375%	6/1/15	100	106
Xstrata Canada Corp.	6.000%	10/15/15	325	355
Xstrata Canada Corp.	5.500%	6/15/17	1,975	1,965

Capital Goods (1.0%)
3M Co.	4.500%	11/1/11	575	606
3M Co.	6.375%	2/15/28	1,300	1,433
3M Co.	5.700%	3/15/37	1,450	1,497
4 Acuity Brands Lighting Inc.	6.000%	12/15/19	800	784
Allied Waste North America Inc.	7.125%	5/15/16	6,550	7,125
4 BAE Systems Holdings Inc.	5.200%	8/15/15	100	104
Bemis Co. Inc.	4.875%	4/1/12	575	597
Bemis Co. Inc.	5.650%	8/1/14	7,225	7,783
Black & Decker Corp.	7.125%	6/1/11	375	397
Black & Decker Corp.	8.950%	4/15/14	2,300	2,736
Black & Decker Corp.	5.750%	11/15/16	625	685
Boeing Capital Corp.	6.500%	2/15/12	4,425	4,839
Boeing Capital Corp.	5.800%	1/15/13	1,475	1,623
Boeing Capital Corp.	3.250%	10/27/14	1,000	1,007
Boeing Co.	1.875%	11/20/12	2,050	2,058
Boeing Co.	5.000%	3/15/14	100	108
Boeing Co.	3.500%	2/15/15	3,250	3,311
Boeing Co.	6.000%	3/15/19	725	794
Boeing Co.	4.875%	2/15/20	950	972
Boeing Co.	8.750%	8/15/21	200	260
Boeing Co.	7.250%	6/15/25	1,025	1,172
Boeing Co.	8.750%	9/15/31	300	403
Boeing Co.	6.125%	2/15/33	225	235
Boeing Co.	6.625%	2/15/38	525	587
Boeing Co.	5.875%	2/15/40	1,075	1,099
Caterpillar Financial Services Corp.	5.125%	10/12/11	100	106

Caterpillar Financial Services Corp.	4.850%	12/7/12	100	108
Caterpillar Financial Services Corp.	4.250%	2/8/13	1,725	1,834
Caterpillar Financial Services Corp.	2.000%	4/5/13	5,150	5,141
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,400	10,577
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,444
Caterpillar Financial Services Corp.	4.625%	6/1/15	775	806
Caterpillar Financial Services Corp.	7.150%	2/15/19	10,525	12,339
Caterpillar Inc.	7.000%	12/15/13	425	490
Caterpillar Inc.	6.625%	7/15/28	200	220
Caterpillar Inc.	7.300%	5/1/31	675	800
Caterpillar Inc.	6.050%	8/15/36	1,075	1,127
Caterpillar Inc.	8.250%	12/15/38	200	267
Caterpillar Inc.	6.950%	5/1/42	325	363
Caterpillar Inc.	7.375%	3/1/97	1,825	1,994
Cooper US Inc.	5.250%	11/15/12	1,275	1,375
Cooper US Inc.	5.450%	4/1/15	525	570
CRH America Inc.	5.625%	9/30/11	1,250	1,312
CRH America Inc.	6.950%	3/15/12	1,825	1,989
CRH America Inc.	5.300%	10/15/13	450	479
CRH America Inc.	6.000%	9/30/16	4,750	5,096
CRH America Inc.	8.125%	7/15/18	3,275	3,856
Danaher Corp.	5.625%	1/15/18	850	916
Deere & Co.	6.950%	4/25/14	3,925	4,568
Deere & Co.	4.375%	10/16/19	3,225	3,206
Deere & Co.	5.375%	10/16/29	1,800	1,789
Deere & Co.	8.100%	5/15/30	1,525	1,935
Deere & Co.	7.125%	3/3/31	975	1,152
Dover Corp.	5.450%	3/15/18	2,250	2,389
Dover Corp.	5.375%	10/15/35	100	96
Dover Corp.	6.600%	3/15/38	975	1,098
Eaton Corp.	4.900%	5/15/13	850	907
Eaton Corp.	5.600%	5/15/18	1,755	1,875
Embraer Overseas Ltd.	6.375%	1/24/17	1,450	1,497
Embraer Overseas Ltd.	6.375%	1/15/20	575	586
Emerson Electric Co.	7.125%	8/15/10	1,225	1,254
Emerson Electric Co.	4.625%	10/15/12	1,800	1,926
Emerson Electric Co.	4.500%	5/1/13	1,275	1,367
Emerson Electric Co.	5.250%	10/15/18	2,200	2,351
Emerson Electric Co.	4.875%	10/15/19	900	941
Emerson Electric Co.	4.250%	11/15/20	950	935
Emerson Electric Co.	5.250%	11/15/39	2,875	2,712
General Dynamics Corp.	4.250%	5/15/13	2,850	3,042
General Dynamics Corp.	5.250%	2/1/14	3,450	3,783
General Electric Co.	5.000%	2/1/13	9,475	10,224
General Electric Co.	5.250%	12/6/17	16,775	17,601
Goodrich Corp.	6.125%	3/1/19	3,600	3,941
Harsco Corp.	5.750%	5/15/18	1,800	1,779
Honeywell International Inc.	6.125%	11/1/11	825	891
Honeywell International Inc.	5.625%	8/1/12	1,300	1,422
Honeywell International Inc.	4.250%	3/1/13	475	503
Honeywell International Inc.	3.875%	2/15/14	575	601
Honeywell International Inc.	5.400%	3/15/16	425	469
Honeywell International Inc.	5.300%	3/15/17	1,375	1,454
Honeywell International Inc.	5.300%	3/1/18	175	187
Honeywell International Inc.	5.000%	2/15/19	2,375	2,467
Honeywell International Inc.	5.700%	3/15/36	700	698
Honeywell International Inc.	5.700%	3/15/37	350	349
Illinois Tool Works Inc.	5.150%	4/1/14	1,950	2,139

	Illinois Tool Works Inc.	6.250%	4/1/19	2,650	2,983
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,425	1,564
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,175	6,282
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	2,080
	John Deere Capital Corp.	5.400%	10/17/11	2,075	2,209
	John Deere Capital Corp.	5.350%	1/17/12	1,200	1,282
	John Deere Capital Corp.	7.000%	3/15/12	2,525	2,796
	John Deere Capital Corp.	5.250%	10/1/12	1,000	1,086
	John Deere Capital Corp.	4.950%	12/17/12	975	1,055
	John Deere Capital Corp.	4.900%	9/9/13	2,925	3,164
	John Deere Capital Corp.	2.950%	3/9/15	825	824
	John Deere Capital Corp.	5.500%	4/13/17	150	160
	John Deere Capital Corp.	5.750%	9/10/18	1,275	1,392
	Joy Global Inc.	6.000%	11/15/16	575	607
4	L-3 Communications Corp.	5.200%	10/15/19	1,375	1,373
	Lafarge SA	6.150%	7/15/11	225	235
	Lafarge SA	6.500%	7/15/16	2,200	2,318
	Lafarge SA	7.125%	7/15/36	7,600	7,615
	Lockheed Martin Corp.	4.121%	3/14/13	625	659
	Lockheed Martin Corp.	7.650%	5/1/16	1,950	2,326
	Lockheed Martin Corp.	4.250%	11/15/19	1,800	1,740
	Lockheed Martin Corp.	7.750%	5/1/26	100	122
	Lockheed Martin Corp.	6.150%	9/1/36	3,075	3,213
	Lockheed Martin Corp.	5.500%	11/15/39	900	874
	Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	1,964
	Northrop Grumman Systems Corp.	7.750%	3/1/16	250	302
	Northrop Grumman Systems Corp.	7.875%	3/1/26	525	636
	Northrop Grumman Systems Corp.	7.750%	2/15/31	4,970	6,087
	Owens Corning	6.500%	12/1/16	900	948
	Parker Hannifin Corp.	5.500%	5/15/18	450	479
	Parker Hannifin Corp.	6.250%	5/15/38	550	583
	Raytheon Co.	5.500%	11/15/12	925	1,015
	Raytheon Co.	6.400%	12/15/18	100	114
	Raytheon Co.	4.400%	2/15/20	500	495
	Raytheon Co.	7.200%	8/15/27	1,225	1,441
	Republic Services Inc.	6.750%	8/15/11	625	666
4	Republic Services Inc.	5.500%	9/15/19	1,000	1,021
4	Republic Services Inc.	5.000%	3/1/20	3,925	3,834
4	Republic Services Inc.	5.250%	11/15/21	3,375	3,316
	Republic Services Inc.	6.086%	3/15/35	825	782
4	Republic Services Inc.	6.200%	3/1/40	1,225	1,198
	Rockwell Automation Inc./DE	5.650%	12/1/17	600	647
	Rockwell Automation Inc./DE	6.700%	1/15/28	425	461
	Rockwell Automation Inc./DE	6.250%	12/1/37	1,500	1,578
	Rockwell Collins Inc.	5.250%	7/15/19	275	289
	Roper Industries Inc.	6.625%	8/15/13	3,175	3,553
	Roper Industries Inc.	6.250%	9/1/19	1,500	1,584
[3,4] Systems 2001 AT LLC		7.156%	12/15/11	302	316
	Textron Inc.	5.600%	12/1/17	325	326
	Tyco International Finance SA	6.375%	10/15/11	2,750	2,946
	Tyco International Finance SA	6.000%	11/15/13	1,275	1,409
	Tyco International Ltd. / Tyco International
	Finance SA	7.000%	12/15/19	2,375	2,720
	Tyco International Ltd. / Tyco International
	Finance SA	6.875%	1/15/21	3,000	3,417
	United Technologies Corp.	6.100%	5/15/12	175	192
	United Technologies Corp.	4.875%	5/1/15	200	217
	United Technologies Corp.	5.375%	12/15/17	3,675	3,960

United Technologies Corp.	6.125%	2/1/19	2,350	2,643
United Technologies Corp.	4.500%	4/15/20	1,550	1,556
United Technologies Corp.	6.700%	8/1/28	325	362
United Technologies Corp.	7.500%	9/15/29	825	991
United Technologies Corp.	5.400%	5/1/35	4,025	3,867
United Technologies Corp.	6.050%	6/1/36	1,525	1,590
United Technologies Corp.	6.125%	7/15/38	3,200	3,401
United Technologies Corp.	5.700%	4/15/40	1,000	1,009
Vulcan Materials Co.	6.300%	6/15/13	950	1,043
Vulcan Materials Co.	7.000%	6/15/18	1,550	1,693
Waste Management Inc.	6.375%	11/15/12	325	359
Waste Management Inc.	5.000%	3/15/14	350	372
Waste Management Inc.	6.375%	3/11/15	1,550	1,732
Waste Management Inc.	7.375%	3/11/19	3,750	4,340
Waste Management Inc.	7.100%	8/1/26	325	352
Waste Management Inc.	7.750%	5/15/32	100	117
Waste Management Inc.	6.125%	11/30/39	4,175	4,095

Communication (2.3%)
America Movil SAB de CV	5.500%	3/1/14	650	699
America Movil SAB de CV	5.750%	1/15/15	1,375	1,500
4 America Movil SAB de CV	5.000%	3/30/20	1,100	1,087
America Movil SAB de CV	6.375%	3/1/35	2,275	2,303
America Movil SAB de CV	6.125%	11/15/37	1,575	1,530
4 America Movil SAB de CV	6.125%	3/30/40	4,025	3,923
American Tower Corp.	4.625%	4/1/15	475	488
AT&T Corp.	7.300%	11/15/11	3,425	3,752
AT&T Corp.	8.000%	11/15/31	7,075	8,611
AT&T Inc.	5.875%	2/1/12	1,975	2,117
AT&T Inc.	5.875%	8/15/12	1,925	2,104
AT&T Inc.	4.950%	1/15/13	4,450	4,790
AT&T Inc.	6.700%	11/15/13	5,325	6,082
AT&T Inc.	4.850%	2/15/14	4,200	4,514
AT&T Inc.	5.100%	9/15/14	7,025	7,606
AT&T Inc.	5.625%	6/15/16	5,225	5,747
AT&T Inc.	5.500%	2/1/18	1,600	1,695
AT&T Inc.	5.600%	5/15/18	1,150	1,220
AT&T Inc.	5.800%	2/15/19	9,875	10,556
AT&T Inc.	6.450%	6/15/34	2,025	2,071
AT&T Inc.	6.500%	9/1/37	11,200	11,538
AT&T Inc.	6.300%	1/15/38	10,325	10,436
AT&T Inc.	6.400%	5/15/38	2,675	2,776
AT&T Inc.	6.550%	2/15/39	5,950	6,173
AT&T Mobility LLC	6.500%	12/15/11	1,875	2,033
AT&T Mobility LLC	7.125%	12/15/31	3,575	3,972
Bellsouth Capital Funding Corp.	7.875%	2/15/30	3,200	3,719
BellSouth Corp.	5.200%	9/15/14	425	462
BellSouth Corp.	5.200%	12/15/16	1,875	2,010
BellSouth Corp.	6.875%	10/15/31	1,625	1,711
BellSouth Corp.	6.550%	6/15/34	1,750	1,800
BellSouth Corp.	6.000%	11/15/34	1,175	1,136
BellSouth Telecommunications Inc.	6.375%	6/1/28	2,750	2,791
British Telecommunications PLC	5.150%	1/15/13	825	871
British Telecommunications PLC	5.950%	1/15/18	4,525	4,634
British Telecommunications PLC	9.625%	12/15/30	4,725	5,937
CBS Corp.	6.625%	5/15/11	1,375	1,454
CBS Corp.	5.625%	8/15/12	1,100	1,180
CBS Corp.	4.625%	5/15/18	100	95

CBS Corp.	8.875%	5/15/19	1,100	1,331
CBS Corp.	5.750%	4/15/20	1,975	1,985
CBS Corp.	7.875%	7/30/30	450	494
CBS Corp.	5.500%	5/15/33	200	172
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	3,625	3,740
Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	3,050	3,255
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	9,275	10,739
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	7,694	8,414
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	8,950	11,166
CenturyTel Inc.	6.000%	4/1/17	100	102
CenturyTel Inc.	6.150%	9/15/19	1,675	1,665
CenturyTel Inc.	6.875%	1/15/28	300	281
CenturyTel Inc.	7.600%	9/15/39	1,800	1,735
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	55	64
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,000	2,683
Comcast Cable Communications LLC	6.750%	1/30/11	5,325	5,565
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,183
Comcast Corp.	5.300%	1/15/14	1,850	1,995
Comcast Corp.	6.500%	1/15/15	1,350	1,519
Comcast Corp.	5.900%	3/15/16	6,650	7,258
Comcast Corp.	6.500%	1/15/17	150	167
Comcast Corp.	6.300%	11/15/17	3,475	3,824
Comcast Corp.	5.875%	2/15/18	3,800	4,069
Comcast Corp.	5.700%	5/15/18	4,625	4,891
Comcast Corp.	5.700%	7/1/19	1,275	1,334
Comcast Corp.	5.650%	6/15/35	2,450	2,274
Comcast Corp.	6.500%	11/15/35	7,425	7,595
Comcast Corp.	6.450%	3/15/37	3,500	3,560
Comcast Corp.	6.950%	8/15/37	2,000	2,158
Comcast Corp.	6.400%	5/15/38	1,975	1,996
COX Communications Inc.	7.125%	10/1/12	2,625	2,937
COX Communications Inc.	5.450%	12/15/14	8,200	8,883
COX Communications Inc.	5.500%	10/1/15	100	108
Deutsche Telekom International Finance BV	5.875%	8/20/13	5,400	5,889
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,775	1,870
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,694
Deutsche Telekom International Finance BV	6.750%	8/20/18	100	112
Deutsche Telekom International Finance BV	6.000%	7/8/19	2,525	2,707
Deutsche Telekom International Finance BV	8.750%	6/15/30	5,950	7,644
4 DIRECTV Holdings LLC	3.550%	3/15/15	1,400	1,386
4 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	2,575	2,688
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	750	838
4 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	12,975	13,542
Embarq Corp.	7.082%	6/1/16	6,050	6,583
Embarq Corp.	7.995%	6/1/36	8,869	9,042
France Telecom SA	7.750%	3/1/11	7,800	8,274
France Telecom SA	4.375%	7/8/14	1,850	1,960
France Telecom SA	5.375%	7/8/19	1,725	1,827

France Telecom SA	8.500%	3/1/31	6,075	8,076
Grupo Televisa SA	6.625%	3/18/25	1,300	1,336
Grupo Televisa SA	8.500%	3/11/32	200	243
Grupo Televisa SA	6.625%	1/15/40	850	844
GTE Corp.	8.750%	11/1/21	950	1,181
GTE Corp.	6.940%	4/15/28	1,050	1,102
Koninklijke KPN NV	8.375%	10/1/30	1,550	1,934
McGraw-Hill Cos. Inc.	5.375%	11/15/12	750	807
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	1,850
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,715
New Cingular Wireless Services Inc.	8.125%	5/1/12	4,175	4,715
New Cingular Wireless Services Inc.	8.750%	3/1/31	2,600	3,328
News America Holdings Inc.	8.000%	10/17/16	1,450	1,709
News America Holdings Inc.	7.700%	10/30/25	200	224
News America Holdings Inc.	8.150%	10/17/36	625	731
News America Holdings Inc.	7.750%	12/1/45	425	494
News America Inc.	5.300%	12/15/14	4,650	5,077
News America Inc.	6.550%	3/15/33	4,500	4,654
News America Inc.	6.200%	12/15/34	5,500	5,487
News America Inc.	6.400%	12/15/35	10,100	10,334
News America Inc.	6.900%	8/15/39	1,850	2,006
Omnicom Group Inc.	5.900%	4/15/16	225	243
Pacific Bell Telephone Co.	7.125%	3/15/26	425	465
Qwest Corp.	7.875%	9/1/11	4,200	4,463
Qwest Corp.	8.875%	3/15/12	1,725	1,880
Qwest Corp.	7.500%	10/1/14	2,625	2,861
Qwest Corp.	6.500%	6/1/17	1,125	1,173
Qwest Corp.	7.500%	6/15/23	1,325	1,322
Qwest Corp.	6.875%	9/15/33	2,900	2,784
Reed Elsevier Capital Inc.	4.625%	6/15/12	375	393
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,300	1,497
Reed Elsevier Capital Inc.	8.625%	1/15/19	1,275	1,591
Rogers Communications Inc.	7.250%	12/15/12	850	963
Rogers Communications Inc.	6.375%	3/1/14	5,325	5,901
Rogers Communications Inc.	5.500%	3/15/14	1,750	1,881
Rogers Communications Inc.	6.800%	8/15/18	10,400	11,792
Rogers Communications Inc.	7.500%	8/15/38	100	117
RR Donnelley & Sons Co.	4.950%	4/1/14	400	403
RR Donnelley & Sons Co.	5.500%	5/15/15	425	425
RR Donnelley & Sons Co.	8.600%	8/15/16	4,000	4,436
RR Donnelley & Sons Co.	6.125%	1/15/17	2,000	2,003
TCI Communications Inc.	8.750%	8/1/15	4,175	5,052
TCI Communications Inc.	7.875%	2/15/26	300	343
Telecom Italia Capital SA	4.875%	10/1/10	750	763
Telecom Italia Capital SA	6.200%	7/18/11	5,525	5,806
Telecom Italia Capital SA	5.250%	11/15/13	6,750	7,080
Telecom Italia Capital SA	6.175%	6/18/14	1,475	1,582
Telecom Italia Capital SA	4.950%	9/30/14	7,475	7,664
Telecom Italia Capital SA	5.250%	10/1/15	3,500	3,590
Telecom Italia Capital SA	6.999%	6/4/18	200	216
Telecom Italia Capital SA	7.175%	6/18/19	4,150	4,483
Telecom Italia Capital SA	6.375%	11/15/33	2,875	2,669
Telecom Italia Capital SA	6.000%	9/30/34	200	177
Telecom Italia Capital SA	7.200%	7/18/36	1,100	1,104
Telecom Italia Capital SA	7.721%	6/4/38	8,325	8,931
Telefonica Emisiones SAU	5.984%	6/20/11	2,625	2,762
Telefonica Emisiones SAU	5.855%	2/4/13	6,525	7,101
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	3,992

Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,563
Telefonica Emisiones SAU	5.877%	7/15/19	7,375	7,887
Telefonica Emisiones SAU	7.045%	6/20/36	2,175	2,437
Telefonica Europe BV	8.250%	9/15/30	1,500	1,840
Telefonos de Mexico SAB de CV	5.500%	1/27/15	5,725	6,107
TELUS Corp.	8.000%	6/1/11	1,137	1,222
Thomson Reuters Corp.	5.950%	7/15/13	725	801
Thomson Reuters Corp.	5.700%	10/1/14	5,075	5,584
Thomson Reuters Corp.	6.500%	7/15/18	250	280
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,618
Thomson Reuters Corp.	5.500%	8/15/35	1,500	1,419
Thomson Reuters Corp.	5.850%	4/15/40	950	928
Time Warner Cable Inc.	5.400%	7/2/12	4,625	4,959
Time Warner Cable Inc.	6.200%	7/1/13	2,775	3,068
Time Warner Cable Inc.	8.250%	2/14/14	1,225	1,439
Time Warner Cable Inc.	7.500%	4/1/14	2,475	2,857
Time Warner Cable Inc.	3.500%	2/1/15	925	925
Time Warner Cable Inc.	5.850%	5/1/17	9,600	10,267
Time Warner Cable Inc.	6.750%	7/1/18	9,250	10,342
Time Warner Cable Inc.	8.750%	2/14/19	3,100	3,840
Time Warner Cable Inc.	8.250%	4/1/19	11,050	13,327
Time Warner Cable Inc.	5.000%	2/1/20	1,900	1,866
Time Warner Cable Inc.	6.550%	5/1/37	975	998
Time Warner Cable Inc.	6.750%	6/15/39	2,365	2,484
Time Warner Entertainment Co. LP	10.150%	5/1/12	375	434
Time Warner Entertainment Co. LP	8.875%	10/1/12	550	634
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	987
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,975	3,571
United States Cellular Corp.	6.700%	12/15/33	1,025	993
Verizon Communications Inc.	4.350%	2/15/13	200	212
Verizon Communications Inc.	5.250%	4/15/13	4,575	4,981
Verizon Communications Inc.	4.900%	9/15/15	575	620
Verizon Communications Inc.	5.550%	2/15/16	3,675	4,027
Verizon Communications Inc.	5.500%	2/15/18	17,750	18,753
Verizon Communications Inc.	6.100%	4/15/18	3,000	3,271
Verizon Communications Inc.	8.750%	11/1/18	1,775	2,230
Verizon Communications Inc.	6.350%	4/1/19	3,950	4,367
Verizon Communications Inc.	5.850%	9/15/35	5,150	5,006
Verizon Communications Inc.	6.250%	4/1/37	525	534
Verizon Communications Inc.	6.400%	2/15/38	2,075	2,153
Verizon Communications Inc.	6.900%	4/15/38	375	411
Verizon Communications Inc.	8.950%	3/1/39	4,300	5,831
Verizon Communications Inc.	7.350%	4/1/39	5,200	6,065
Verizon Global Funding Corp.	6.875%	6/15/12	5,750	6,389
Verizon Global Funding Corp.	7.375%	9/1/12	1,700	1,927
Verizon Global Funding Corp.	4.375%	6/1/13	200	213
Verizon Global Funding Corp.	7.750%	12/1/30	2,375	2,826
Verizon Maryland Inc.	6.125%	3/1/12	100	108
Verizon Maryland Inc.	5.125%	6/15/33	175	142
Verizon New England Inc.	6.500%	9/15/11	1,450	1,546
Verizon New England Inc.	7.875%	11/15/29	1,225	1,343
Verizon New Jersey Inc.	5.875%	1/17/12	1,700	1,811
Verizon New York Inc.	6.875%	4/1/12	900	982
Verizon New York Inc.	7.375%	4/1/32	650	694
Verizon Pennsylvania Inc.	5.650%	11/15/11	2,900	3,077
Verizon Virginia Inc.	4.625%	3/15/13	1,725	1,814
Vodafone Group PLC	5.350%	2/27/12	1,375	1,468
Vodafone Group PLC	5.000%	12/16/13	475	511

Vodafone Group PLC	5.375%	1/30/15	6,775	7,305
Vodafone Group PLC	5.000%	9/15/15	425	450
Vodafone Group PLC	5.750%	3/15/16	1,825	1,983
Vodafone Group PLC	5.625%	2/27/17	5,000	5,361
Vodafone Group PLC	5.450%	6/10/19	3,100	3,228
Vodafone Group PLC	7.875%	2/15/30	1,525	1,823
Vodafone Group PLC	6.250%	11/30/32	2,675	2,734
Vodafone Group PLC	6.150%	2/27/37	5,625	5,761
Washington Post Co.	7.250%	2/1/19	875	982
WPP Finance UK	5.875%	6/15/14	6,125	6,406
WPP Finance UK	8.000%	9/15/14	625	718

Consumer Cyclical (1.0%)
AutoZone Inc.	6.500%	1/15/14	2,000	2,202
AutoZone Inc.	5.750%	1/15/15	2,400	2,594
Best Buy Co. Inc.	6.750%	7/15/13	2,875	3,195
Costco Wholesale Corp.	5.500%	3/15/17	3,500	3,848
CVS Caremark Corp.	5.750%	8/15/11	875	927
CVS Caremark Corp.	4.875%	9/15/14	2,750	2,942
CVS Caremark Corp.	6.125%	8/15/16	2,375	2,610
CVS Caremark Corp.	5.750%	6/1/17	750	806
CVS Caremark Corp.	6.600%	3/15/19	4,525	5,041
CVS Caremark Corp.	6.250%	6/1/27	5,150	5,333
3 CVS Caremark Corp.	6.302%	6/1/37	1,550	1,466
Daimler Finance North America LLC	5.750%	9/8/11	3,050	3,215
Daimler Finance North America LLC	7.300%	1/15/12	7,050	7,677
Daimler Finance North America LLC	6.500%	11/15/13	7,100	7,866
Daimler Finance North America LLC	8.500%	1/18/31	4,700	5,754
Darden Restaurants Inc.	5.625%	10/15/12	2,675	2,873
Darden Restaurants Inc.	6.200%	10/15/17	1,850	2,010
Darden Restaurants Inc.	6.800%	10/15/37	950	1,003
Historic TW Inc.	9.125%	1/15/13	1,475	1,725
Historic TW Inc.	9.150%	2/1/23	3,425	4,422
Historic TW Inc.	6.625%	5/15/29	2,925	3,074
Home Depot Inc.	5.250%	12/16/13	6,050	6,556
Home Depot Inc.	5.400%	3/1/16	6,900	7,449
Home Depot Inc.	5.875%	12/16/36	2,000	1,936
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,285
Johnson Controls Inc.	6.000%	1/15/36	350	336
Kohl's Corp.	6.250%	12/15/17	850	944
Kohl's Corp.	6.000%	1/15/33	300	301
Kohl's Corp.	6.875%	12/15/37	700	780
Lowe's Cos. Inc.	5.600%	9/15/12	850	933
Lowe's Cos. Inc.	5.400%	10/15/16	1,925	2,104
Lowe's Cos. Inc.	6.100%	9/15/17	875	975
Lowe's Cos. Inc.	6.875%	2/15/28	350	395
Lowe's Cos. Inc.	6.500%	3/15/29	1,050	1,138
Lowe's Cos. Inc.	5.800%	10/15/36	2,175	2,199
Marriott International Inc./DE	4.625%	6/15/12	1,000	1,036
Marriott International Inc./DE	5.625%	2/15/13	850	890
Marriott International Inc./DE	6.200%	6/15/16	550	573
Marriott International Inc./DE	6.375%	6/15/17	650	682
McDonald's Corp.	6.000%	4/15/11	975	1,027
McDonald's Corp.	5.300%	3/15/17	300	322
McDonald's Corp.	5.800%	10/15/17	1,825	2,036
McDonald's Corp.	5.350%	3/1/18	1,875	2,034
McDonald's Corp.	5.000%	2/1/19	1,025	1,082
McDonald's Corp.	6.300%	10/15/37	750	810

McDonald's Corp.	6.300%	3/1/38	1,825	1,978
McDonald's Corp.	5.700%	2/1/39	850	852
MDC Holdings Inc.	5.500%	5/15/13	750	774
Nordstrom Inc.	6.750%	6/1/14	175	197
Nordstrom Inc.	6.250%	1/15/18	5,625	6,174
Nordstrom Inc.	6.950%	3/15/28	425	468
Nordstrom Inc.	7.000%	1/15/38	475	534
PACCAR Financial Corp.	1.950%	12/17/12	2,150	2,150
PACCAR Inc.	6.875%	2/15/14	1,200	1,370
Staples Inc.	7.750%	4/1/11	5,800	6,175
Staples Inc.	9.750%	1/15/14	6,800	8,211
Target Corp.	5.875%	3/1/12	1,825	1,978
Target Corp.	5.125%	1/15/13	625	678
Target Corp.	4.000%	6/15/13	600	632
Target Corp.	5.875%	7/15/16	3,575	4,054
Target Corp.	5.375%	5/1/17	100	108
Target Corp.	6.000%	1/15/18	2,825	3,162
Target Corp.	7.000%	7/15/31	1,425	1,592
Target Corp.	6.350%	11/1/32	1,650	1,749
Target Corp.	6.500%	10/15/37	1,875	2,036
Target Corp.	7.000%	1/15/38	5,300	6,117
Time Warner Cos. Inc.	7.570%	2/1/24	325	378
Time Warner Cos. Inc.	6.950%	1/15/28	150	163
Time Warner Inc.	5.500%	11/15/11	3,850	4,085
Time Warner Inc.	6.875%	5/1/12	1,825	2,009
Time Warner Inc.	5.875%	11/15/16	2,525	2,762
Time Warner Inc.	4.875%	3/15/20	3,975	3,875
Time Warner Inc.	7.625%	4/15/31	3,700	4,212
Time Warner Inc.	7.700%	5/1/32	6,925	7,965
Time Warner Inc.	6.500%	11/15/36	1,900	1,944
Time Warner Inc.	6.200%	3/15/40	950	938
TJX Cos. Inc.	6.950%	4/15/19	5,075	5,893
Toll Brothers Finance Corp.	6.875%	11/15/12	16	17
Toll Brothers Finance Corp.	5.950%	9/15/13	18	19
Toll Brothers Finance Corp.	5.150%	5/15/15	1,000	1,001
Toll Brothers Finance Corp.	6.750%	11/1/19	1,350	1,356
Toyota Motor Credit Corp.	5.450%	5/18/11	1,025	1,069
VF Corp.	5.950%	11/1/17	850	929
VF Corp.	6.450%	11/1/37	850	899
Viacom Inc.	4.375%	9/15/14	375	388
Viacom Inc.	6.250%	4/30/16	1,625	1,795
Viacom Inc.	6.125%	10/5/17	1,250	1,355
Viacom Inc.	5.625%	9/15/19	12,235	12,727
Viacom Inc.	6.875%	4/30/36	100	106
Wal-Mart Stores Inc.	4.250%	4/15/13	25	27
Wal-Mart Stores Inc.	4.550%	5/1/13	2,250	2,414
Wal-Mart Stores Inc.	7.250%	6/1/13	550	632
Wal-Mart Stores Inc.	3.200%	5/15/14	2,400	2,458
Wal-Mart Stores Inc.	2.875%	4/1/15	2,425	2,419
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,377
Wal-Mart Stores Inc.	5.375%	4/5/17	625	683
Wal-Mart Stores Inc.	5.800%	2/15/18	5,625	6,268
Wal-Mart Stores Inc.	5.875%	4/5/27	8,150	8,657
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	4,484
Wal-Mart Stores Inc.	5.250%	9/1/35	1,425	1,361
Wal-Mart Stores Inc.	6.500%	8/15/37	5,250	5,793
Wal-Mart Stores Inc.	6.200%	4/15/38	5,025	5,364
Wal-Mart Stores Inc.	5.625%	4/1/40	3,975	3,969

Walgreen Co.	4.875%	8/1/13	3,575	3,870
Walgreen Co.	5.250%	1/15/19	1,675	1,780
Walt Disney Co.	5.700%	7/15/11	4,500	4,762
Walt Disney Co.	6.375%	3/1/12	700	767
Walt Disney Co.	4.700%	12/1/12	100	108
Walt Disney Co.	4.500%	12/15/13	2,300	2,471
Walt Disney Co.	6.200%	6/20/14	2,000	2,261
Walt Disney Co.	5.625%	9/15/16	2,425	2,701
Walt Disney Co.	5.875%	12/15/17	1,875	2,079
Walt Disney Co.	7.000%	3/1/32	325	381
Western Union Co.	5.400%	11/17/11	240	241
Western Union Co.	6.500%	2/26/14	3,275	3,680
Western Union Co.	5.930%	10/1/16	1,825	2,001
Western Union Co.	6.200%	11/17/36	950	958
Yum! Brands Inc.	8.875%	4/15/11	950	1,021
Yum! Brands Inc.	7.700%	7/1/12	775	864
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,051
Yum! Brands Inc.	6.250%	4/15/16	100	110
Yum! Brands Inc.	6.250%	3/15/18	3,000	3,277
Yum! Brands Inc.	6.875%	11/15/37	1,350	1,472

Consumer Noncyclical (2.6%)
Abbott Laboratories	5.600%	5/15/11	2,025	2,136
Abbott Laboratories	5.150%	11/30/12	1,100	1,200
Abbott Laboratories	4.350%	3/15/14	2,075	2,204
Abbott Laboratories	5.875%	5/15/16	4,900	5,530
Abbott Laboratories	5.600%	11/30/17	4,450	4,889
Abbott Laboratories	5.125%	4/1/19	925	973
Abbott Laboratories	6.150%	11/30/37	5,600	5,985
Abbott Laboratories	6.000%	4/1/39	575	607
Allergan Inc./United States	5.750%	4/1/16	400	444
Altria Group Inc.	8.500%	11/10/13	8,450	9,871
Altria Group Inc.	7.750%	2/6/14	4,600	5,255
Altria Group Inc.	9.700%	11/10/18	3,300	4,047
Altria Group Inc.	9.250%	8/6/19	75	90
Altria Group Inc.	9.950%	11/10/38	9,800	12,847
Altria Group Inc.	10.200%	2/6/39	4,625	6,183
AmerisourceBergen Corp.	5.625%	9/15/12	425	457
AmerisourceBergen Corp.	5.875%	9/15/15	6,875	7,550
AmerisourceBergen Corp.	4.875%	11/15/19	975	971
Amgen Inc.	4.850%	11/18/14	3,575	3,883
Amgen Inc.	5.850%	6/1/17	5,750	6,374
Amgen Inc.	5.700%	2/1/19	100	109
Amgen Inc.	6.375%	6/1/37	1,350	1,452
Amgen Inc.	6.400%	2/1/39	4,225	4,537
Amgen Inc.	5.750%	3/15/40	2,650	2,618
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	725	761
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,150	1,203
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	1,375	1,456
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	2,950	3,125
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	775	839
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	2,905	2,823
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	4,000	4,100
4 Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	3,800	3,813
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,000	4,109
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	8,600	8,816
4 Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,600	2,613
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	375	398

Archer-Daniels-Midland Co.	8.375%	4/15/17	100	123
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,975	3,186
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	1,852
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,850	1,776
AstraZeneca PLC	5.400%	9/15/12	3,150	3,440
AstraZeneca PLC	5.400%	6/1/14	2,925	3,215
AstraZeneca PLC	5.900%	9/15/17	5,125	5,714
AstraZeneca PLC	6.450%	9/15/37	7,110	7,848
Baxter FinCo BV	4.750%	10/15/10	1,950	1,995
Baxter International Inc.	5.900%	9/1/16	875	982
Baxter International Inc.	6.250%	12/1/37	3,675	3,973
Becton Dickinson and Co.	5.000%	5/15/19	450	469
Biogen Idec Inc.	6.000%	3/1/13	750	810
Biogen Idec Inc.	6.875%	3/1/18	4,300	4,737
Bottling Group LLC	4.625%	11/15/12	5,025	5,394
Bottling Group LLC	5.000%	11/15/13	2,700	2,930
Bottling Group LLC	6.950%	3/15/14	4,225	4,879
Bottling Group LLC	5.500%	4/1/16	1,925	2,123
Bottling Group LLC	5.125%	1/15/19	1,500	1,571
Bristol-Myers Squibb Co.	5.250%	8/15/13	650	715
Bristol-Myers Squibb Co.	5.450%	5/1/18	800	860
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	117
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	116
Bristol-Myers Squibb Co.	5.875%	11/15/36	3,100	3,176
Bristol-Myers Squibb Co.	6.125%	5/1/38	625	660
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	348
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	590
Bunge Ltd. Finance Corp.	8.500%	6/15/19	9,175	10,612
Cardinal Health Inc.	5.650%	6/15/12	17	18
Cardinal Health Inc.	4.000%	6/15/15	100	100
CareFusion Corp.	4.125%	8/1/12	350	364
CareFusion Corp.	5.125%	8/1/14	1,985	2,104
CareFusion Corp.	6.375%	8/1/19	4,850	5,302
Cia de Bebidas das Americas	10.500%	12/15/11	1,375	1,578
Cia de Bebidas das Americas	8.750%	9/15/13	1,450	1,707
Clorox Co.	5.450%	10/15/12	2,135	2,300
Clorox Co.	5.000%	1/15/15	525	560
Clorox Co.	3.550%	11/1/15	1,850	1,878
Coca-Cola Co.	5.350%	11/15/17	3,575	3,905
Coca-Cola Co.	4.875%	3/15/19	4,600	4,780
Coca-Cola Enterprises Inc.	5.000%	8/15/13	2,900	3,163
Coca-Cola Enterprises Inc.	7.375%	3/3/14	4,425	5,173
Coca-Cola Enterprises Inc.	4.250%	3/1/15	2,200	2,330
Coca-Cola Enterprises Inc.	4.500%	8/15/19	900	908
Coca-Cola Enterprises Inc.	8.500%	2/1/22	3,250	4,210
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,525	1,759
Coca-Cola Enterprises Inc.	6.950%	11/15/26	1,050	1,206
Coca-Cola Enterprises Inc.	6.750%	9/15/28	475	539
4 Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	764
Coca-Cola HBC Finance BV	5.125%	9/17/13	325	347
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,797
ConAgra Foods Inc.	6.750%	9/15/11	22	24
ConAgra Foods Inc.	5.875%	4/15/14	1,295	1,419
ConAgra Foods Inc.	5.819%	6/15/17	225	240
ConAgra Foods Inc.	7.125%	10/1/26	450	493
ConAgra Foods Inc.	7.000%	10/1/28	250	271
ConAgra Foods Inc.	8.250%	9/15/30	500	608
Covidien International Finance SA	5.450%	10/15/12	725	792

Covidien International Finance SA	6.000%	10/15/17	1,525	1,671
Covidien International Finance SA	6.550%	10/15/37	3,980	4,407
CR Bard Inc.	6.700%	12/1/26	1,800	2,020
Delhaize America Inc.	9.000%	4/15/31	625	793
Delhaize Group SA	5.875%	2/1/14	1,400	1,530
Diageo Capital PLC	5.200%	1/30/13	2,425	2,623
Diageo Capital PLC	7.375%	1/15/14	3,100	3,608
Diageo Capital PLC	5.500%	9/30/16	425	462
Diageo Capital PLC	5.750%	10/23/17	2,500	2,709
Diageo Capital PLC	5.875%	9/30/36	200	206
Diageo Finance BV	5.300%	10/28/15	1,800	1,974
Diageo Investment Corp.	9.000%	8/15/11	1,050	1,156
Diageo Investment Corp.	7.450%	4/15/35	200	238
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	1,125	1,127
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	1,125	1,130
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	525	581
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	1,600	1,822
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	504
Eli Lilly & Co.	3.550%	3/6/12	3,100	3,242
Eli Lilly & Co.	6.000%	3/15/12	950	1,039
Eli Lilly & Co.	4.200%	3/6/14	2,200	2,332
Eli Lilly & Co.	5.200%	3/15/17	2,625	2,824
Eli Lilly & Co.	5.500%	3/15/27	2,150	2,170
Eli Lilly & Co.	5.550%	3/15/37	200	198
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	200
Express Scripts Inc.	5.250%	6/15/12	1,625	1,729
Express Scripts Inc.	6.250%	6/15/14	4,700	5,210
Express Scripts Inc.	7.250%	6/15/19	650	752
Fortune Brands Inc.	3.000%	6/1/12	4,000	4,006
Fortune Brands Inc.	6.375%	6/15/14	1,300	1,417
Fortune Brands Inc.	5.375%	1/15/16	1,500	1,539
Fortune Brands Inc.	5.875%	1/15/36	875	760
Genentech Inc.	4.750%	7/15/15	800	856
Genentech Inc.	5.250%	7/15/35	300	283
General Mills Inc.	6.000%	2/15/12	5,525	5,981
General Mills Inc.	5.650%	9/10/12	625	683
General Mills Inc.	5.250%	8/15/13	1,650	1,802
General Mills Inc.	5.200%	3/17/15	2,000	2,171
General Mills Inc.	5.700%	2/15/17	8,025	8,669
General Mills Inc.	5.650%	2/15/19	1,125	1,205
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	4,125	4,464
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,800	1,913
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	4,850	5,248
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	920
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,180	7,890
Hasbro Inc.	6.125%	5/15/14	5,000	5,482
Hasbro Inc.	6.300%	9/15/17	2,125	2,283
Hasbro Inc.	6.350%	3/15/40	1,200	1,182
Hershey Co.	5.450%	9/1/16	425	455
HJ Heinz Co.	5.350%	7/15/13	575	623
HJ Heinz Finance Co.	6.625%	7/15/11	2,175	2,326
HJ Heinz Finance Co.	6.750%	3/15/32	1,325	1,425
Hospira Inc.	5.900%	6/15/14	500	545
Hospira Inc.	6.400%	5/15/15	275	307
Hospira Inc.	6.050%	3/30/17	100	107
Johnson & Johnson	5.150%	8/15/12	1,525	1,662
Johnson & Johnson	5.550%	8/15/17	1,950	2,152
Johnson & Johnson	5.150%	7/15/18	550	593

Johnson & Johnson	6.950%	9/1/29	1,300	1,555
Johnson & Johnson	4.950%	5/15/33	1,600	1,543
Johnson & Johnson	5.950%	8/15/37	800	867
Johnson & Johnson	5.850%	7/15/38	950	1,009
Kellogg Co.	5.125%	12/3/12	4,025	4,384
Kellogg Co.	4.250%	3/6/13	1,375	1,455
Kellogg Co.	4.150%	11/15/19	2,150	2,119
Kellogg Co.	7.450%	4/1/31	2,500	3,044
Kimberly-Clark Corp.	5.625%	2/15/12	1,075	1,161
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	2,016
Kimberly-Clark Corp.	6.125%	8/1/17	2,475	2,770
Kimberly-Clark Corp.	7.500%	11/1/18	800	977
Kimberly-Clark Corp.	6.625%	8/1/37	200	228
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,300	1,387
Koninklijke Philips Electronics NV	5.750%	3/11/18	3,250	3,478
Koninklijke Philips Electronics NV	6.875%	3/11/38	3,050	3,402
Kraft Foods Inc.	5.625%	11/1/11	7,450	7,915
Kraft Foods Inc.	6.250%	6/1/12	1,225	1,339
Kraft Foods Inc.	6.000%	2/11/13	2,950	3,237
Kraft Foods Inc.	2.625%	5/8/13	3,300	3,333
Kraft Foods Inc.	5.250%	10/1/13	100	108
Kraft Foods Inc.	6.750%	2/19/14	200	225
Kraft Foods Inc.	4.125%	2/9/16	5,775	5,840
Kraft Foods Inc.	6.500%	8/11/17	5,375	6,004
Kraft Foods Inc.	6.125%	2/1/18	100	109
Kraft Foods Inc.	6.125%	8/23/18	1,900	2,061
Kraft Foods Inc.	5.375%	2/10/20	10,600	10,714
Kraft Foods Inc.	6.500%	11/1/31	3,275	3,357
Kraft Foods Inc.	7.000%	8/11/37	3,675	4,011
Kraft Foods Inc.	6.875%	2/1/38	4,975	5,372
Kraft Foods Inc.	6.875%	1/26/39	525	566
Kraft Foods Inc.	6.500%	2/9/40	3,375	3,477
Kroger Co.	6.800%	4/1/11	1,225	1,295
Kroger Co.	6.750%	4/15/12	100	110
Kroger Co.	6.200%	6/15/12	1,950	2,123
Kroger Co.	5.500%	2/1/13	425	461
Kroger Co.	5.000%	4/15/13	1,050	1,128
Kroger Co.	4.950%	1/15/15	1,950	2,071
Kroger Co.	6.400%	8/15/17	200	221
Kroger Co.	6.800%	12/15/18	2,400	2,695
Kroger Co.	6.150%	1/15/20	2,525	2,740
Kroger Co.	7.700%	6/1/29	2,800	3,278
Kroger Co.	8.000%	9/15/29	3,775	4,552
Kroger Co.	7.500%	4/1/31	625	730
Kroger Co.	6.900%	4/15/38	625	697
Laboratory Corp. of America Holdings	5.500%	2/1/13	425	455
Laboratory Corp. of America Holdings	5.625%	12/15/15	850	915
Life Technologies Corp.	4.400%	3/1/15	1,700	1,720
Life Technologies Corp.	6.000%	3/1/20	1,750	1,791
Lorillard Tobacco Co.	8.125%	6/23/19	13,550	14,925
McKesson Corp.	7.750%	2/1/12	450	496
McKesson Corp.	5.250%	3/1/13	3,450	3,676
4 Mead Johnson Nutrition Co.	3.500%	11/1/14	2,525	2,522
4 Mead Johnson Nutrition Co.	4.900%	11/1/19	2,850	2,811
4 Mead Johnson Nutrition Co.	5.900%	11/1/39	1,025	995
Medco Health Solutions Inc.	6.125%	3/15/13	1,425	1,558
Medco Health Solutions Inc.	7.250%	8/15/13	925	1,050
Medco Health Solutions Inc.	7.125%	3/15/18	5,785	6,589

Medtronic Inc.	4.500%	3/15/14	1,000	1,070
Medtronic Inc.	3.000%	3/15/15	4,200	4,179
Medtronic Inc.	4.750%	9/15/15	1,775	1,915
Medtronic Inc.	4.450%	3/15/20	1,900	1,884
Medtronic Inc.	6.500%	3/15/39	500	559
Medtronic Inc.	5.550%	3/15/40	475	469
Merck & Co. Inc.	1.875%	6/30/11	3,000	3,036
Merck & Co. Inc.	5.125%	11/15/11	725	772
Merck & Co. Inc.	4.375%	2/15/13	1,225	1,310
Merck & Co. Inc.	5.300%	12/1/13	500	554
Merck & Co. Inc.	4.750%	3/1/15	1,200	1,296
Merck & Co. Inc.	4.000%	6/30/15	2,000	2,093
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,588
Merck & Co. Inc.	5.000%	6/30/19	1,650	1,730
Merck & Co. Inc.	6.400%	3/1/28	1,525	1,677
Merck & Co. Inc.	5.950%	12/1/28	775	807
Merck & Co. Inc.	6.500%	12/1/33	4,675	5,232
Merck & Co. Inc.	5.750%	11/15/36	325	333
Merck & Co. Inc.	6.550%	9/15/37	4,425	5,034
Novant Health Inc.	5.850%	11/1/19	2,125	2,159
Novartis Capital Corp.	1.900%	4/24/13	2,600	2,596
Novartis Capital Corp.	4.125%	2/10/14	6,525	6,901
Novartis Capital Corp.	2.900%	4/24/15	2,575	2,548
Novartis Securities Investment Ltd.	5.125%	2/10/19	4,825	5,085
Pepsi Bottling Group Inc.	7.000%	3/1/29	5,325	6,211
PepsiAmericas Inc.	5.750%	7/31/12	1,050	1,150
PepsiAmericas Inc.	4.375%	2/15/14	100	106
PepsiAmericas Inc.	4.875%	1/15/15	100	107
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,471
PepsiCo Inc./NC	5.150%	5/15/12	800	863
PepsiCo Inc./NC	4.650%	2/15/13	2,900	3,125
PepsiCo Inc./NC	3.750%	3/1/14	6,150	6,421
PepsiCo Inc./NC	5.000%	6/1/18	5,425	5,724
PepsiCo Inc./NC	7.900%	11/1/18	1,150	1,422
PepsiCo Inc./NC	4.500%	1/15/20	2,800	2,823
PepsiCo Inc./NC	5.500%	1/15/40	4,450	4,382
Pfizer Inc.	4.450%	3/15/12	12,650	13,415
Pfizer Inc.	5.350%	3/15/15	10,275	11,308
Pfizer Inc.	6.200%	3/15/19	6,850	7,703
Pfizer Inc.	7.200%	3/15/39	14,250	17,274
Pharmacia Corp.	6.500%	12/1/18	200	227
Pharmacia Corp.	6.600%	12/1/28	625	692
Philip Morris International Inc.	4.875%	5/16/13	3,150	3,392
Philip Morris International Inc.	6.875%	3/17/14	3,900	4,486
Philip Morris International Inc.	5.650%	5/16/18	2,950	3,178
Philip Morris International Inc.	6.375%	5/16/38	3,550	3,838
3 Procter & Gamble - Esop	9.360%	1/1/21	3,098	3,855
Procter & Gamble Co.	4.600%	1/15/14	1,300	1,395
Procter & Gamble Co.	4.950%	8/15/14	850	931
Procter & Gamble Co.	3.500%	2/15/15	4,500	4,616
Procter & Gamble Co.	4.700%	2/15/19	1,775	1,822
Procter & Gamble Co.	6.450%	1/15/26	2,750	3,096
Procter & Gamble Co.	5.800%	8/15/34	250	262
Procter & Gamble Co.	5.550%	3/5/37	2,950	2,973
Quest Diagnostics Inc./DE	5.450%	11/1/15	1,800	1,942
Quest Diagnostics Inc./DE	6.400%	7/1/17	175	194
Quest Diagnostics Inc./DE	6.950%	7/1/37	1,225	1,354
Reynolds American Inc.	7.250%	6/1/12	1,500	1,635

Reynolds American Inc.	7.250%	6/1/13	1,575	1,740
Reynolds American Inc.	7.625%	6/1/16	850	949
Reynolds American Inc.	6.750%	6/15/17	1,275	1,361
Reynolds American Inc.	7.250%	6/15/37	1,525	1,548
Safeway Inc.	5.800%	8/15/12	975	1,062
Safeway Inc.	6.250%	3/15/14	5,850	6,504
Safeway Inc.	6.350%	8/15/17	325	359
Safeway Inc.	7.250%	2/1/31	1,825	2,090
Sara Lee Corp.	6.125%	11/1/32	2,175	2,115
St. Jude Medical Inc.	2.200%	9/15/13	3,025	3,017
St. Jude Medical Inc.	3.750%	7/15/14	2,875	2,956
St. Jude Medical Inc.	4.875%	7/15/19	500	510
Stryker Corp.	3.000%	1/15/15	800	800
Stryker Corp.	4.375%	1/15/20	700	693
Sysco Corp.	4.200%	2/12/13	625	662
Sysco Corp.	5.250%	2/12/18	3,875	4,083
Sysco Corp.	5.375%	9/21/35	1,400	1,368
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	550	594
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,425	2,499
4 Thermo Fisher Scientific Inc.	2.150%	12/28/12	875	871
4 Thermo Fisher Scientific Inc.	3.250%	11/20/14	1,875	1,857
Unilever Capital Corp.	7.125%	11/1/10	3,400	3,531
Unilever Capital Corp.	3.650%	2/15/14	1,525	1,584
Unilever Capital Corp.	4.800%	2/15/19	700	721
Unilever Capital Corp.	5.900%	11/15/32	900	939
UST Inc.	6.625%	7/15/12	1,500	1,631
UST Inc.	5.750%	3/1/18	1,000	1,001
Watson Pharmaceuticals Inc.	5.000%	8/15/14	1,250	1,305
Whirlpool Corp.	5.500%	3/1/13	4,075	4,310
Whirlpool Corp.	8.600%	5/1/14	900	1,046
Wyeth	5.500%	3/15/13	2,750	3,020
Wyeth	5.500%	2/1/14	1,350	1,488
Wyeth	5.500%	2/15/16	7,500	8,339
Wyeth	5.450%	4/1/17	2,950	3,221
Wyeth	6.450%	2/1/24	525	583
Wyeth	6.500%	2/1/34	1,450	1,611
Wyeth	6.000%	2/15/36	2,025	2,139
Wyeth	5.950%	4/1/37	250	261
Zimmer Holdings Inc.	4.625%	11/30/19	700	691
Zimmer Holdings Inc.	5.750%	11/30/39	1,075	1,043

Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	425	491
Anadarko Finance Co.	7.500%	5/1/31	200	226
Anadarko Petroleum Corp.	7.625%	3/15/14	1,950	2,249
Anadarko Petroleum Corp.	5.750%	6/15/14	800	867
Anadarko Petroleum Corp.	5.950%	9/15/16	5,475	5,953
Anadarko Petroleum Corp.	6.950%	6/15/19	500	564
Anadarko Petroleum Corp.	6.450%	9/15/36	9,025	9,178
Anadarko Petroleum Corp.	7.950%	6/15/39	825	985
Anadarko Petroleum Corp.	6.200%	3/15/40	100	98
Apache Corp.	6.250%	4/15/12	875	956
Apache Corp.	5.250%	4/15/13	300	327
Apache Corp.	6.000%	9/15/13	1,925	2,153
Apache Corp.	5.625%	1/15/17	250	274
Apache Corp.	6.900%	9/15/18	3,450	4,031
Apache Corp.	6.000%	1/15/37	1,550	1,632
Apache Finance Canada Corp.	7.750%	12/15/29	400	481

Baker Hughes Inc.	7.500%	11/15/18	325	389
Baker Hughes Inc.	6.875%	1/15/29	300	342
BJ Services Co.	6.000%	6/1/18	850	919
BP Capital Markets PLC	3.125%	3/10/12	200	208
BP Capital Markets PLC	5.250%	11/7/13	4,225	4,660
BP Capital Markets PLC	3.625%	5/8/14	3,650	3,784
BP Capital Markets PLC	3.875%	3/10/15	4,525	4,699
BP Capital Markets PLC	4.750%	3/10/19	5,300	5,442
Burlington Resources Finance Co.	6.500%	12/1/11	1,400	1,521
Burlington Resources Finance Co.	7.200%	8/15/31	300	338
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,046
Cameron International Corp.	6.375%	7/15/18	225	244
Cameron International Corp.	7.000%	7/15/38	100	109
Canadian Natural Resources Ltd.	5.450%	10/1/12	1,175	1,271
Canadian Natural Resources Ltd.	5.150%	2/1/13	475	510
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,225	4,517
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,249
Canadian Natural Resources Ltd.	5.700%	5/15/17	5,400	5,762
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,105
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,095
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,350	2,484
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,350	3,455
Canadian Natural Resources Ltd.	6.750%	2/1/39	250	275
4 Cenovus Energy Inc.	4.500%	9/15/14	1,875	1,954
4 Cenovus Energy Inc.	5.700%	10/15/19	7,550	7,875
4 Cenovus Energy Inc.	6.750%	11/15/39	6,325	6,868
Chevron Corp.	3.450%	3/3/12	1,825	1,906
Chevron Corp.	3.950%	3/3/14	2,775	2,910
Chevron Corp.	4.950%	3/3/19	4,000	4,181
Conoco Funding Co.	6.350%	10/15/11	4,200	4,526
Conoco Funding Co.	7.250%	10/15/31	200	235
ConocoPhillips	4.750%	2/1/14	1,650	1,776
ConocoPhillips	4.600%	1/15/15	1,100	1,181
ConocoPhillips	5.750%	2/1/19	7,775	8,474
ConocoPhillips	6.000%	1/15/20	5,775	6,404
ConocoPhillips	5.900%	10/15/32	425	438
ConocoPhillips	6.500%	2/1/39	2,200	2,448
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	1,975	2,122
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	5,003
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,325	1,349
ConocoPhillips Holding Co.	6.950%	4/15/29	1,350	1,550
Devon Energy Corp.	5.625%	1/15/14	1,475	1,615
Devon Energy Corp.	7.950%	4/15/32	3,650	4,583
Devon Financing Corp. ULC	6.875%	9/30/11	2,950	3,187
Devon Financing Corp. ULC	7.875%	9/30/31	3,775	4,668
Diamond Offshore Drilling Inc.	4.875%	7/1/15	225	241
Diamond Offshore Drilling Inc.	5.875%	5/1/19	850	924
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,850	1,807
EnCana Corp.	5.900%	12/1/17	2,100	2,275
EnCana Corp.	7.200%	11/1/31	1,800	2,043
EnCana Corp.	6.500%	8/15/34	2,925	3,085
EnCana Corp.	6.625%	8/15/37	1,250	1,342
EnCana Corp.	6.500%	2/1/38	5,600	5,939
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,350	4,800
EOG Resources Inc.	6.125%	10/1/13	575	644
EOG Resources Inc.	5.875%	9/15/17	1,900	2,077
EOG Resources Inc.	5.625%	6/1/19	3,350	3,582
Global Marine Inc.	7.000%	6/1/28	850	932

Halliburton Co.	6.150%	9/15/19	5,825	6,518
Halliburton Co.	6.700%	9/15/38	3,500	3,901
Halliburton Co.	7.450%	9/15/39	1,425	1,739
Hess Corp.	8.125%	2/15/19	3,900	4,753
Hess Corp.	7.875%	10/1/29	1,950	2,325
Hess Corp.	7.125%	3/15/33	1,375	1,535
Husky Energy Inc.	6.250%	6/15/12	725	788
Husky Energy Inc.	5.900%	6/15/14	7,025	7,684
Husky Energy Inc.	6.150%	6/15/19	200	213
Husky Energy Inc.	7.250%	12/15/19	1,225	1,415
Husky Energy Inc.	6.800%	9/15/37	875	951
Kerr-McGee Corp.	6.875%	9/15/11	1,950	2,108
Kerr-McGee Corp.	6.950%	7/1/24	3,300	3,670
Kerr-McGee Corp.	7.875%	9/15/31	875	1,015
Lasmo USA Inc.	7.300%	11/15/27	175	204
Marathon Global Funding Corp.	6.000%	7/1/12	1,000	1,085
Marathon Oil Corp.	6.125%	3/15/12	825	890
Marathon Oil Corp.	6.000%	10/1/17	3,750	4,022
Marathon Oil Corp.	5.900%	3/15/18	1,350	1,435
Marathon Oil Corp.	6.600%	10/1/37	200	210
Nabors Industries Inc.	6.150%	2/15/18	2,650	2,822
Nabors Industries Inc.	9.250%	1/15/19	1,375	1,708
Nexen Inc.	5.050%	11/20/13	5,516	5,921
Nexen Inc.	5.650%	5/15/17	850	898
Nexen Inc.	7.875%	3/15/32	325	377
Nexen Inc.	5.875%	3/10/35	100	95
Nexen Inc.	6.400%	5/15/37	2,850	2,873
Nexen Inc.	7.500%	7/30/39	3,400	3,863
Noble Energy Inc.	8.250%	3/1/19	3,000	3,618
Noble Energy Inc.	8.000%	4/1/27	275	313
Occidental Petroleum Corp.	6.750%	1/15/12	1,675	1,831
Occidental Petroleum Corp.	7.000%	11/1/13	3,100	3,591
PC Financial Partnership	5.000%	11/15/14	900	950
Petro-Canada	4.000%	7/15/13	1,325	1,367
Petro-Canada	6.050%	5/15/18	1,050	1,127
Petro-Canada	7.875%	6/15/26	500	584
Petro-Canada	7.000%	11/15/28	475	516
Petro-Canada	5.350%	7/15/33	1,425	1,282
Petro-Canada	5.950%	5/15/35	2,100	2,055
Petro-Canada	6.800%	5/15/38	525	563
Questar Market Resources Inc.	6.050%	9/1/16	975	1,037
Questar Market Resources Inc.	6.800%	3/1/20	1,750	1,903
Rowan Cos. Inc.	7.875%	8/1/19	875	995
Shell International Finance BV	5.625%	6/27/11	3,150	3,333
Shell International Finance BV	1.875%	3/25/13	5,550	5,535
Shell International Finance BV	4.000%	3/21/14	3,750	3,944
Shell International Finance BV	3.250%	9/22/15	3,750	3,762
Shell International Finance BV	5.200%	3/22/17	975	1,043
Shell International Finance BV	4.300%	9/22/19	4,500	4,430
Shell International Finance BV	4.375%	3/25/20	3,800	3,731
Shell International Finance BV	6.375%	12/15/38	6,625	7,255
Shell International Finance BV	5.500%	3/25/40	1,200	1,171
Smith International Inc.	9.750%	3/15/19	5,000	6,720
Statoil ASA	3.875%	4/15/14	1,250	1,304
Statoil ASA	2.900%	10/15/14	950	949
Statoil ASA	5.250%	4/15/19	4,625	4,820
Statoil ASA	7.250%	9/23/27	1,975	2,304
4 Statoil ASA	6.500%	12/1/28	225	243

Statoil ASA	7.150%	1/15/29	900	1,045
Suncor Energy Inc.	6.100%	6/1/18	1,100	1,185
Suncor Energy Inc.	7.150%	2/1/32	425	472
Suncor Energy Inc.	5.950%	12/1/34	175	169
Suncor Energy Inc.	6.500%	6/15/38	8,950	9,320
Suncor Energy Inc.	6.850%	6/1/39	3,700	4,008
Sunoco Inc.	4.875%	10/15/14	500	506
Sunoco Inc.	5.750%	1/15/17	725	718
Talisman Energy Inc.	5.125%	5/15/15	375	397
Talisman Energy Inc.	7.750%	6/1/19	3,125	3,701
Talisman Energy Inc.	7.250%	10/15/27	200	221
Talisman Energy Inc.	5.850%	2/1/37	1,975	1,893
Tosco Corp.	8.125%	2/15/30	4,950	6,216
Total Capital SA	3.125%	10/2/15	2,000	1,985
Transocean Inc.	5.250%	3/15/13	1,125	1,212
Transocean Inc.	6.000%	3/15/18	1,875	2,037
Transocean Inc.	7.500%	4/15/31	775	911
Transocean Inc.	6.800%	3/15/38	1,600	1,780
Valero Energy Corp.	6.875%	4/15/12	4,375	4,750
Valero Energy Corp.	4.750%	6/15/13	2,400	2,479
Valero Energy Corp.	9.375%	3/15/19	1,575	1,869
Valero Energy Corp.	7.500%	4/15/32	1,725	1,769
Valero Energy Corp.	6.625%	6/15/37	6,400	6,059
Weatherford International Inc.	5.950%	6/15/12	200	216
Weatherford International Inc.	6.350%	6/15/17	4,625	4,945
Weatherford International Inc.	6.800%	6/15/37	525	537
Weatherford International Ltd.	5.150%	3/15/13	325	346
Weatherford International Ltd.	5.500%	2/15/16	1,000	1,065
Weatherford International Ltd.	6.000%	3/15/18	525	549
Weatherford International Ltd.	9.625%	3/1/19	4,600	5,823
Weatherford International Ltd.	6.500%	8/1/36	2,750	2,720
Weatherford International Ltd.	7.000%	3/15/38	425	446
Williams Cos. Inc.	7.500%	1/15/31	2,148	2,360
Williams Cos. Inc.	7.750%	6/15/31	630	703
Williams Cos. Inc.	8.750%	3/15/32	500	606
XTO Energy Inc.	5.900%	8/1/12	1,525	1,674
XTO Energy Inc.	6.250%	4/15/13	2,175	2,445
XTO Energy Inc.	5.750%	12/15/13	2,200	2,459
XTO Energy Inc.	4.900%	2/1/14	600	650
XTO Energy Inc.	5.000%	1/31/15	500	543
XTO Energy Inc.	6.250%	8/1/17	3,250	3,691
XTO Energy Inc.	6.500%	12/15/18	2,075	2,389
XTO Energy Inc.	6.100%	4/1/36	350	378
XTO Energy Inc.	6.750%	8/1/37	2,775	3,255
XTO Energy Inc.	6.375%	6/15/38	425	477

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	850	934

Technology (0.7%)
Adobe Systems Inc.	3.250%	2/1/15	1,525	1,526
Adobe Systems Inc.	4.750%	2/1/20	2,650	2,602
Agilent Technologies Inc.	4.450%	9/14/12	175	184
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,393
Agilent Technologies Inc.	6.500%	11/1/17	5,325	5,776
Amphenol Corp.	4.750%	11/15/14	2,475	2,544
Analog Devices Inc.	5.000%	7/1/14	1,200	1,267
Avnet Inc.	6.625%	9/15/16	225	241

BMC Software Inc.	7.250%	6/1/18	825	908
CA Inc.	5.375%	12/1/19	2,250	2,274
Cisco Systems Inc.	5.500%	2/22/16	1,625	1,809
Cisco Systems Inc.	4.950%	2/15/19	5,675	5,875
Cisco Systems Inc.	4.450%	1/15/20	500	496
Cisco Systems Inc.	5.900%	2/15/39	5,800	5,852
Cisco Systems Inc.	5.500%	1/15/40	8,075	7,716
Computer Sciences Corp.	5.500%	3/15/13	425	456
Computer Sciences Corp.	6.500%	3/15/18	100	110
Corning Inc.	6.625%	5/15/19	275	305
Corning Inc.	7.250%	8/15/36	100	106
Dell Inc.	3.375%	6/15/12	475	494
Dell Inc.	4.700%	4/15/13	2,025	2,177
Dell Inc.	5.650%	4/15/18	1,100	1,170
Dell Inc.	5.875%	6/15/19	1,000	1,080
Dell Inc.	6.500%	4/15/38	1,200	1,262
Dun & Bradstreet Corp.	6.000%	4/1/13	1,275	1,376
Electronic Data Systems LLC	6.000%	8/1/13	1,775	1,983
Equifax Inc.	4.450%	12/1/14	775	795
Equifax Inc.	6.300%	7/1/17	425	452
Equifax Inc.	7.000%	7/1/37	600	620
Fiserv Inc.	6.125%	11/20/12	2,875	3,132
Fiserv Inc.	6.800%	11/20/17	2,150	2,388
Harris Corp.	5.000%	10/1/15	1,275	1,336
Harris Corp.	6.375%	6/15/19	250	273
Hewlett-Packard Co.	2.250%	5/27/11	1,800	1,829
Hewlett-Packard Co.	4.250%	2/24/12	475	502
Hewlett-Packard Co.	6.500%	7/1/12	425	472
Hewlett-Packard Co.	4.500%	3/1/13	3,925	4,206
Hewlett-Packard Co.	6.125%	3/1/14	7,875	8,874
Hewlett-Packard Co.	4.750%	6/2/14	725	782
Hewlett-Packard Co.	5.400%	3/1/17	975	1,049
Hewlett-Packard Co.	5.500%	3/1/18	7,325	7,927
IBM International Group Capital LLC	5.050%	10/22/12	5,175	5,620
International Business Machines Corp.	2.100%	5/6/13	850	856
International Business Machines Corp.	7.500%	6/15/13	1,200	1,398
International Business Machines Corp.	6.500%	10/15/13	2,875	3,286
International Business Machines Corp.	5.700%	9/14/17	14,600	16,120
International Business Machines Corp.	7.625%	10/15/18	2,100	2,580
International Business Machines Corp.	7.000%	10/30/25	350	415
International Business Machines Corp.	6.220%	8/1/27	1,975	2,140
International Business Machines Corp.	6.500%	1/15/28	100	111
International Business Machines Corp.	5.875%	11/29/32	225	235
International Business Machines Corp.	5.600%	11/30/39	6,110	6,096
International Game Technology	7.500%	6/15/19	875	988
Intuit Inc.	5.400%	3/15/12	750	796
Intuit Inc.	5.750%	3/15/17	575	606
Lexmark International Inc.	5.900%	6/1/13	925	984
Lexmark International Inc.	6.650%	6/1/18	1,700	1,734
Microsoft Corp.	2.950%	6/1/14	2,550	2,597
Microsoft Corp.	4.200%	6/1/19	375	380
Microsoft Corp.	5.200%	6/1/39	3,175	3,135
Motorola Inc.	8.000%	11/1/11	100	108
Motorola Inc.	5.375%	11/15/12	1,650	1,746
Motorola Inc.	6.000%	11/15/17	7,825	8,098
Motorola Inc.	7.500%	5/15/25	300	316
Motorola Inc.	6.500%	9/1/25	350	340
Motorola Inc.	6.500%	11/15/28	225	216

Motorola Inc.	6.625%	11/15/37	875	844
Nokia Oyj	5.375%	5/15/19	4,050	4,271
Nokia Oyj	6.625%	5/15/39	750	823
Oracle Corp.	4.950%	4/15/13	3,625	3,945
Oracle Corp.	3.750%	7/8/14	3,050	3,181
Oracle Corp.	5.250%	1/15/16	4,925	5,413
Oracle Corp.	5.750%	4/15/18	4,975	5,459
Oracle Corp.	5.000%	7/8/19	2,800	2,928
Oracle Corp.	6.500%	4/15/38	1,575	1,735
Oracle Corp.	6.125%	7/8/39	4,900	5,184
Pitney Bowes Inc.	4.625%	10/1/12	150	160
Pitney Bowes Inc.	3.875%	6/15/13	1,325	1,385
Pitney Bowes Inc.	4.875%	8/15/14	100	107
Pitney Bowes Inc.	4.750%	1/15/16	4,475	4,706
Pitney Bowes Inc.	5.750%	9/15/17	950	1,016
Pitney Bowes Inc.	4.750%	5/15/18	100	100
Pitney Bowes Inc.	5.250%	1/15/37	100	104
Science Applications International Corp.	6.250%	7/1/12	375	409
Science Applications International Corp.	5.500%	7/1/33	475	415
Xerox Corp.	7.125%	6/15/10	1,400	1,417
Xerox Corp.	6.875%	8/15/11	3,400	3,624
Xerox Corp.	5.500%	5/15/12	1,125	1,197
Xerox Corp.	7.625%	6/15/13	1,125	1,156
Xerox Corp.	8.250%	5/15/14	7,550	8,770
Xerox Corp.	4.250%	2/15/15	3,700	3,748
Xerox Corp.	6.400%	3/15/16	1,525	1,672
Xerox Corp.	6.750%	2/1/17	1,100	1,214
Xerox Corp.	6.350%	5/15/18	2,950	3,202
Xerox Corp.	5.625%	12/15/19	525	539

Transportation (0.3%)
3 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	819	946
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	1,200	1,281
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	750	817
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	2,025	2,167
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	1,700	1,886
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	1,300	1,340
Burlington Northern Santa Fe LLC	5.750%	3/15/18	850	910
Canadian National Railway Co.	6.375%	10/15/11	425	457
Canadian National Railway Co.	4.400%	3/15/13	875	917
Canadian National Railway Co.	4.950%	1/15/14	125	135
Canadian National Railway Co.	5.800%	6/1/16	200	221
Canadian National Railway Co.	5.850%	11/15/17	350	382
Canadian National Railway Co.	6.900%	7/15/28	100	115
Canadian National Railway Co.	6.250%	8/1/34	575	623
Canadian National Railway Co.	6.200%	6/1/36	975	1,036
Canadian Pacific Railway Co.	7.125%	10/15/31	200	215
Canadian Pacific Railway Co.	5.950%	5/15/37	325	314
Con-way Inc.	6.700%	5/1/34	2,475	2,239
Continental Airlines 2009-2 Pass Through
Trust	7.250%	11/10/19	1,200	1,293
3 Continental Airlines Inc.	6.648%	9/15/17	2,376	2,382
3 Continental Airlines Inc.	6.900%	1/2/18	913	922
3 Continental Airlines Inc.	6.545%	2/2/19	64	64
3 Continental Airlines Inc.	5.983%	4/19/22	325	320
CSX Corp.	6.300%	3/15/12	700	757
CSX Corp.	5.500%	8/1/13	1,900	2,058

CSX Corp.	6.250%	4/1/15	625	698
CSX Corp.	5.600%	5/1/17	450	473
CSX Corp.	7.900%	5/1/17	886	1,041
CSX Corp.	6.250%	3/15/18	3,375	3,636
CSX Corp.	7.375%	2/1/19	7,550	8,767
CSX Corp.	6.000%	10/1/36	1,675	1,649
CSX Corp.	6.150%	5/1/37	900	904
4 CSX Corp.	6.220%	4/30/40	1,864	1,877
3 Delta Air Lines Inc.	7.750%	12/17/19	2,500	2,669
3 Delta Air Lines Inc.	6.821%	8/10/22	3,288	3,256
Norfolk Southern Corp.	5.257%	9/17/14	1,845	1,987
Norfolk Southern Corp.	5.750%	1/15/16	775	856
Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,810
Norfolk Southern Corp.	5.750%	4/1/18	875	940
Norfolk Southern Corp.	5.900%	6/15/19	2,175	2,354
Norfolk Southern Corp.	5.590%	5/17/25	100	99
Norfolk Southern Corp.	7.800%	5/15/27	1,280	1,537
Norfolk Southern Corp.	5.640%	5/17/29	525	517
Norfolk Southern Corp.	7.050%	5/1/37	2,900	3,340
Norfolk Southern Corp.	7.900%	5/15/97	600	711
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,041
Ryder System Inc.	5.950%	5/2/11	428	448
Ryder System Inc.	5.850%	3/1/14	600	639
Ryder System Inc.	7.200%	9/1/15	1,250	1,402
Ryder System Inc.	5.850%	11/1/16	6,075	6,396
Southwest Airlines Co.	6.500%	3/1/12	2,300	2,457
Southwest Airlines Co.	5.250%	10/1/14	100	103
Southwest Airlines Co.	5.750%	12/15/16	1,125	1,142
Southwest Airlines Co.	5.125%	3/1/17	250	243
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	826	854
Union Pacific Corp.	6.650%	1/15/11	1,275	1,333
Union Pacific Corp.	6.500%	4/15/12	350	382
Union Pacific Corp.	5.450%	1/31/13	1,325	1,437
Union Pacific Corp.	5.375%	5/1/14	425	460
Union Pacific Corp.	7.000%	2/1/16	100	115
Union Pacific Corp.	5.650%	5/1/17	1,150	1,223
Union Pacific Corp.	5.750%	11/15/17	2,175	2,336
Union Pacific Corp.	5.700%	8/15/18	2,650	2,788
Union Pacific Corp.	7.875%	1/15/19	5,500	6,597
Union Pacific Corp.	6.625%	2/1/29	400	429
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	445	493
United Parcel Service Inc.	3.875%	4/1/14	3,550	3,723
United Parcel Service Inc.	5.500%	1/15/18	2,200	2,403
United Parcel Service Inc.	5.125%	4/1/19	1,125	1,199
United Parcel Service Inc.	6.200%	1/15/38	1,450	1,579
				3,108,802
Utilities (2.1%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	800	837
Alabama Power Co.	4.850%	12/15/12	4,975	5,381
Alabama Power Co.	5.500%	10/15/17	1,325	1,419
Alabama Power Co.	6.125%	5/15/38	1,000	1,057
Alabama Power Co.	6.000%	3/1/39	1,000	1,047
American Water Capital Corp.	6.085%	10/15/17	2,425	2,591
American Water Capital Corp.	6.593%	10/15/37	1,875	1,955

Appalachian Power Co.	5.800%	10/1/35	250	241
Appalachian Power Co.	7.000%	4/1/38	3,075	3,482
Arizona Public Service Co.	6.375%	10/15/11	200	213
Arizona Public Service Co.	5.800%	6/30/14	100	108
Arizona Public Service Co.	4.650%	5/15/15	400	411
Arizona Public Service Co.	5.500%	9/1/35	100	90
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,205
Baltimore Gas & Electric Co.	5.900%	10/1/16	1,225	1,290
Baltimore Gas & Electric Co.	6.350%	10/1/36	200	205
Carolina Power & Light Co.	6.500%	7/15/12	1,175	1,294
Carolina Power & Light Co.	5.125%	9/15/13	1,825	1,987
Carolina Power & Light Co.	5.300%	1/15/19	375	395
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	4,275	4,619
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	100	109
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	1,350	1,540
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	109
CenterPoint Energy Inc.	6.500%	5/1/18	150	159
Cleveland Electric Illuminating Co.	7.880%	11/1/17	425	502
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,116
Columbus Southern Power Co.	5.850%	10/1/35	1,750	1,712
Commonwealth Edison Co.	6.150%	3/15/12	650	706
Commonwealth Edison Co.	5.950%	8/15/16	2,975	3,254
Commonwealth Edison Co.	6.150%	9/15/17	15,207	16,846
Commonwealth Edison Co.	5.800%	3/15/18	1,075	1,157
Commonwealth Edison Co.	5.875%	2/1/33	100	101
Commonwealth Edison Co.	5.900%	3/15/36	875	885
Commonwealth Edison Co.	6.450%	1/15/38	850	917
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	2,367
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	950	1,025
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	475	516
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,440
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	5,714
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	511
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	700	703
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	975	1,025
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	2,000	2,123
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	625	705
Consolidated Natural Gas Co.	6.250%	11/1/11	2,675	2,872
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	4,980
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	4,857
Constellation Energy Group Inc.	7.600%	4/1/32	700	801
Consumers Energy Co.	5.000%	2/15/12	725	771
Consumers Energy Co.	5.375%	4/15/13	1,250	1,352
Consumers Energy Co.	5.500%	8/15/16	800	853
Consumers Energy Co.	6.125%	3/15/19	125	137
Consumers Energy Co.	6.700%	9/15/19	1,225	1,387
Consumers Energy Co.	5.650%	4/15/20	200	210
Detroit Edison Co.	6.125%	10/1/10	775	794
Detroit Edison Co.	5.700%	10/1/37	425	420
Dominion Resources Inc./VA	4.750%	12/15/10	875	899
Dominion Resources Inc./VA	6.250%	6/30/12	725	789
Dominion Resources Inc./VA	5.700%	9/17/12	300	325
Dominion Resources Inc./VA	5.150%	7/15/15	2,725	2,941
Dominion Resources Inc./VA	6.000%	11/30/17	1,750	1,912
Dominion Resources Inc./VA	6.400%	6/15/18	300	334
Dominion Resources Inc./VA	6.300%	3/15/33	350	366
Dominion Resources Inc./VA	5.250%	8/1/33	825	873
Dominion Resources Inc./VA	5.950%	6/15/35	2,375	2,410

3 Dominion Resources Inc./VA	7.500%	6/30/66	950	937
3 Dominion Resources Inc./VA	6.300%	9/30/66	800	757
DTE Energy Co.	7.050%	6/1/11	1,575	1,667
DTE Energy Co.	6.375%	4/15/33	100	95
Duke Energy Carolinas LLC	6.250%	1/15/12	2,575	2,799
Duke Energy Carolinas LLC	5.750%	11/15/13	100	112
Duke Energy Carolinas LLC	6.000%	12/1/28	425	439
Duke Energy Carolinas LLC	6.450%	10/15/32	825	879
Duke Energy Carolinas LLC	6.100%	6/1/37	3,050	3,188
Duke Energy Carolinas LLC	6.000%	1/15/38	200	208
Duke Energy Carolinas LLC	6.050%	4/15/38	775	816
Duke Energy Corp.	3.950%	9/15/14	4,350	4,504
Duke Energy Corp.	3.350%	4/1/15	4,650	4,623
Duke Energy Corp.	5.050%	9/15/19	3,775	3,828
Duke Energy Indiana Inc.	5.000%	9/15/13	275	291
Duke Energy Indiana Inc.	6.050%	6/15/16	100	109
Duke Energy Indiana Inc.	6.120%	10/15/35	325	329
Duke Energy Indiana Inc.	6.350%	8/15/38	2,675	2,872
Duke Energy Ohio Inc.	5.700%	9/15/12	1,175	1,278
Duke Energy Ohio Inc.	2.100%	6/15/13	675	677
El Paso Electric Co.	6.000%	5/15/35	600	545
Empresa Nacional de Electricidad SA/Chile	8.350%	8/1/13	625	710
Energy East Corp.	6.750%	6/15/12	1,700	1,877
Energy East Corp.	6.750%	7/15/36	1,375	1,478
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,900	3,084
Entergy Louisiana LLC	6.500%	9/1/18	425	460
Entergy Louisiana LLC	5.400%	11/1/24	450	455
Exelon Corp.	4.900%	6/15/15	1,500	1,568
Exelon Corp.	5.625%	6/15/35	200	186
Exelon Generation Co. LLC	6.250%	10/1/39	950	961
FirstEnergy Corp.	6.450%	11/15/11	489	519
FirstEnergy Corp.	7.375%	11/15/31	5,360	5,535
FirstEnergy Solutions Corp.	4.800%	2/15/15	5,025	5,147
Florida Power & Light Co.	4.850%	2/1/13	625	671
Florida Power & Light Co.	5.550%	11/1/17	675	730
Florida Power & Light Co.	5.950%	10/1/33	225	230
Florida Power & Light Co.	5.625%	4/1/34	1,400	1,369
Florida Power & Light Co.	4.950%	6/1/35	250	222
Florida Power & Light Co.	5.400%	9/1/35	425	403
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,106
Florida Power & Light Co.	5.650%	2/1/37	1,425	1,421
Florida Power & Light Co.	5.850%	5/1/37	675	687
Florida Power & Light Co.	5.950%	2/1/38	2,200	2,271
Florida Power & Light Co.	5.960%	4/1/39	7,000	7,239
Florida Power Corp.	4.800%	3/1/13	3,075	3,281
Florida Power Corp.	5.650%	6/15/18	1,175	1,268
Florida Power Corp.	6.350%	9/15/37	1,375	1,475
Florida Power Corp.	6.400%	6/15/38	6,050	6,535
FPL Group Capital Inc.	5.625%	9/1/11	3,025	3,194
FPL Group Capital Inc.	5.350%	6/15/13	3,725	4,037
3 FPL Group Capital Inc.	6.350%	10/1/66	675	636
3 FPL Group Capital Inc.	6.650%	6/15/67	1,503	1,410
Georgia Power Co.	5.700%	6/1/17	525	575
Georgia Power Co.	5.650%	3/1/37	100	99
Georgia Power Co.	5.950%	2/1/39	6,025	6,265
Illinois Power Co.	6.125%	11/15/17	550	586
Illinois Power Co.	6.250%	4/1/18	1,275	1,360
Indiana Michigan Power Co.	7.000%	3/15/19	550	623

Indiana Michigan Power Co.	6.050%	3/15/37	2,850	2,862
3 Integrys Energy Group Inc.	6.110%	12/1/66	1,600	1,427
Interstate Power & Light Co.	6.250%	7/15/39	925	965
Jersey Central Power & Light Co.	5.625%	5/1/16	1,025	1,078
Jersey Central Power & Light Co.	5.650%	6/1/17	775	819
Kansas City Power & Light Co.	6.050%	11/15/35	525	524
3 Kansas Gas & Electric	5.647%	3/29/21	95	95
MidAmerican Energy Co.	5.650%	7/15/12	925	1,001
MidAmerican Energy Co.	5.125%	1/15/13	1,700	1,840
MidAmerican Energy Co.	5.950%	7/15/17	900	977
MidAmerican Energy Co.	5.300%	3/15/18	100	105
MidAmerican Energy Co.	6.750%	12/30/31	1,550	1,717
MidAmerican Energy Co.	5.750%	11/1/35	575	568
Midamerican Energy Holdings Co.	5.875%	10/1/12	2,075	2,270
Midamerican Energy Holdings Co.	5.000%	2/15/14	425	452
Midamerican Energy Holdings Co.	5.750%	4/1/18	1,275	1,356
Midamerican Energy Holdings Co.	8.480%	9/15/28	100	124
Midamerican Energy Holdings Co.	6.125%	4/1/36	10,675	10,755
Midamerican Energy Holdings Co.	5.950%	5/15/37	4,369	4,273
Midamerican Energy Holdings Co.	6.500%	9/15/37	3,700	3,913
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	5,900	6,493
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	100	102
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	1,725	1,893
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	3,375	3,605
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	175	186
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,525	1,606
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	3,500	4,644
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	975	1,166
Nevada Power Co.	7.125%	3/15/19	2,800	3,164
Nevada Power Co.	6.750%	7/1/37	325	350
4 Niagara Mohawk Power Corp.	4.881%	8/15/19	2,600	2,594
Nisource Finance Corp.	6.150%	3/1/13	100	109
Nisource Finance Corp.	5.400%	7/15/14	425	451
Nisource Finance Corp.	5.250%	9/15/17	650	655
Nisource Finance Corp.	6.400%	3/15/18	200	214
Nisource Finance Corp.	5.450%	9/15/20	675	668
Nisource Finance Corp.	6.125%	3/1/22	1,300	1,349
Northern States Power Co./MN	5.250%	3/1/18	625	657
Northern States Power Co./MN	5.250%	7/15/35	100	94
Northern States Power Co./MN	6.250%	6/1/36	525	563
Northern States Power Co./MN	6.200%	7/1/37	1,475	1,573
Northern States Power Co./MN	5.350%	11/1/39	1,325	1,259
NSTAR	4.500%	11/15/19	900	894
NSTAR Electric Co.	4.875%	4/15/14	625	663
NSTAR Electric Co.	5.625%	11/15/17	2,060	2,217
NSTAR Electric Co.	5.500%	3/15/40	1,250	1,275
Oglethorpe Power Corp.	5.950%	11/1/39	825	846
Ohio Edison Co.	6.400%	7/15/16	1,275	1,403
Ohio Power Co.	5.750%	9/1/13	2,025	2,197
Ohio Power Co.	6.000%	6/1/16	1,050	1,157

Ohio Power Co.	5.375%	10/1/21	3,000	3,062
Oncor Electric Delivery Co. LLC	6.375%	5/1/12	1,225	1,325
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,800	5,255
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,150	2,385
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,700	3,018
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	100	114
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,086
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,150	1,297
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,090
Pacific Gas & Electric Co.	4.200%	3/1/11	6,450	6,639
Pacific Gas & Electric Co.	4.800%	3/1/14	4,375	4,706
Pacific Gas & Electric Co.	5.625%	11/30/17	1,125	1,213
Pacific Gas & Electric Co.	8.250%	10/15/18	4,750	5,798
Pacific Gas & Electric Co.	6.050%	3/1/34	6,575	6,771
Pacific Gas & Electric Co.	5.800%	3/1/37	2,225	2,205
Pacific Gas & Electric Co.	6.250%	3/1/39	1,325	1,391
PacifiCorp	6.900%	11/15/11	1,950	2,124
PacifiCorp	7.700%	11/15/31	475	589
PacifiCorp	5.250%	6/15/35	125	117
PacifiCorp	6.250%	10/15/37	2,700	2,886
Peco Energy Co.	5.350%	3/1/18	575	610
Pennsylvania Electric Co.	6.050%	9/1/17	750	797
Pennsylvania Electric Co.	5.200%	4/1/20	2,250	2,253
Pennsylvania Electric Co.	6.150%	10/1/38	2,250	2,245
Pepco Holdings Inc.	6.450%	8/15/12	2,275	2,446
Pepco Holdings Inc.	7.450%	8/15/32	425	453
Potomac Electric Power Co.	6.500%	11/15/37	1,800	1,947
PPL Electric Utilities Corp.	6.250%	5/15/39	2,550	2,780
PPL Energy Supply LLC	6.400%	11/1/11	3,475	3,726
PPL Energy Supply LLC	6.300%	7/15/13	1,000	1,096
PPL Energy Supply LLC	5.400%	8/15/14	200	210
PPL Energy Supply LLC	6.200%	5/15/16	674	722
PPL Energy Supply LLC	6.500%	5/1/18	525	561
Progress Energy Inc.	6.850%	4/15/12	525	574
Progress Energy Inc.	6.050%	3/15/14	625	687
Progress Energy Inc.	5.625%	1/15/16	600	642
Progress Energy Inc.	7.050%	3/15/19	425	481
Progress Energy Inc.	4.875%	12/1/19	4,000	3,937
Progress Energy Inc.	7.750%	3/1/31	625	736
Progress Energy Inc.	7.000%	10/30/31	1,300	1,420
Progress Energy Inc.	6.000%	12/1/39	3,450	3,371
PSEG Power LLC	7.750%	4/15/11	675	722
PSEG Power LLC	6.950%	6/1/12	3,075	3,388
4 PSEG Power LLC	2.500%	4/15/13	2,100	2,103
PSEG Power LLC	5.000%	4/1/14	2,425	2,514
PSEG Power LLC	5.500%	12/1/15	2,000	2,162
PSEG Power LLC	8.625%	4/15/31	975	1,248
Public Service Co. of Colorado	7.875%	10/1/12	3,150	3,613
Public Service Co. of Colorado	5.500%	4/1/14	175	191
Public Service Co. of Colorado	5.800%	8/1/18	425	463
Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,103
Public Service Co. of Colorado	6.250%	9/1/37	475	517
Public Service Co. of Oklahoma	5.150%	12/1/19	650	661
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	1,633
Public Service Electric & Gas Co.	5.250%	7/1/35	100	95
Public Service Electric & Gas Co.	5.800%	5/1/37	1,275	1,304
Puget Sound Energy Inc.	5.483%	6/1/35	250	234
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	1,587

Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,356
Puget Sound Energy Inc.	5.795%	3/15/40	660	649
San Diego Gas & Electric Co.	5.300%	11/15/15	650	718
San Diego Gas & Electric Co.	5.350%	5/15/35	250	239
San Diego Gas & Electric Co.	6.125%	9/15/37	1,475	1,568
San Diego Gas & Electric Co.	6.000%	6/1/39	225	239
SCANA Corp.	6.875%	5/15/11	2,400	2,539
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,410
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,555
South Carolina Electric & Gas Co.	6.500%	11/1/18	525	600
South Carolina Electric & Gas Co.	6.625%	2/1/32	625	691
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	1,610
Southern California Edison Co.	5.000%	1/15/14	2,725	2,946
Southern California Edison Co.	5.750%	3/15/14	700	781
Southern California Edison Co.	4.650%	4/1/15	425	454
Southern California Edison Co.	5.000%	1/15/16	350	380
Southern California Edison Co.	5.500%	8/15/18	500	539
Southern California Edison Co.	6.650%	4/1/29	150	164
Southern California Edison Co.	6.000%	1/15/34	1,000	1,043
Southern California Edison Co.	5.750%	4/1/35	325	329
Southern California Edison Co.	5.350%	7/15/35	1,275	1,221
Southern California Edison Co.	5.550%	1/15/36	500	492
Southern California Edison Co.	5.625%	2/1/36	1,875	1,864
Southern California Edison Co.	5.550%	1/15/37	2,400	2,361
Southern Co.	5.300%	1/15/12	1,200	1,280
Southern Power Co.	6.250%	7/15/12	1,050	1,158
Southern Power Co.	4.875%	7/15/15	2,125	2,260
Southwestern Electric Power Co.	5.550%	1/15/17	100	104
Southwestern Electric Power Co.	6.450%	1/15/19	950	1,023
Tampa Electric Co.	6.375%	8/15/12	1,050	1,145
Tampa Electric Co.	6.100%	5/15/18	475	512
Tampa Electric Co.	6.550%	5/15/36	1,075	1,138
Teco Finance Inc.	4.000%	3/15/16	1,100	1,086
Teco Finance Inc.	5.150%	3/15/20	1,000	990
Toledo Edison Co.	6.150%	5/15/37	275	278
TransAlta Corp.	4.750%	1/15/15	400	412
TransAlta Corp.	6.650%	5/15/18	425	456
Union Electric Co.	5.400%	2/1/16	1,025	1,060
Union Electric Co.	8.450%	3/15/39	2,500	3,295
United Utilities PLC	5.375%	2/1/19	4,400	4,351
Virginia Electric and Power Co.	5.100%	11/30/12	375	409
Virginia Electric and Power Co.	5.400%	1/15/16	800	865
Virginia Electric and Power Co.	6.000%	1/15/36	1,575	1,613
Virginia Electric and Power Co.	6.000%	5/15/37	1,850	1,909
Virginia Electric and Power Co.	6.350%	11/30/37	3,450	3,726
Virginia Electric and Power Co.	8.875%	11/15/38	500	698
Wisconsin Electric Power Co.	6.000%	4/1/14	825	918
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	2,602
Wisconsin Electric Power Co.	5.625%	5/15/33	325	321
Wisconsin Electric Power Co.	5.700%	12/1/36	200	199
Wisconsin Energy Corp.	6.500%	4/1/11	2,550	2,690
3 Wisconsin Energy Corp.	6.250%	5/15/67	4,675	4,427
Wisconsin Power & Light Co.	5.000%	7/15/19	475	478
Wisconsin Power & Light Co.	6.375%	8/15/37	1,400	1,480
Xcel Energy Inc.	5.613%	4/1/17	275	287
Xcel Energy Inc.	6.500%	7/1/36	975	1,026

Natural Gas (0.5%)
AGL Capital Corp.	5.250%	8/15/19	1,600	1,617
Atmos Energy Corp.	4.950%	10/15/14	2,125	2,247
Atmos Energy Corp.	8.500%	3/15/19	450	552
Boardwalk Pipelines LP	5.500%	2/1/17	925	954
British Transco Finance Inc.	6.625%	6/1/18	425	470
Buckeye Partners LP	6.050%	1/15/18	100	106
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,275	1,461
CenterPoint Energy Resources Corp.	6.150%	5/1/16	675	727
DCP Midstream LLC	8.125%	8/16/30	175	206
El Paso Natural Gas Co.	5.950%	4/15/17	8,800	9,193
Enbridge Energy Partners LP	6.500%	4/15/18	625	693
Enbridge Energy Partners LP	9.875%	3/1/19	1,975	2,563
Enbridge Energy Partners LP	5.200%	3/15/20	525	526
Enbridge Energy Partners LP	7.500%	4/15/38	1,475	1,720
Enbridge Inc.	4.900%	3/1/15	800	860
Enbridge Inc.	5.600%	4/1/17	100	107
Energy Transfer Partners LP	5.650%	8/1/12	1,875	2,012
Energy Transfer Partners LP	8.500%	4/15/14	5,000	5,813
Energy Transfer Partners LP	5.950%	2/1/15	4,900	5,342
Energy Transfer Partners LP	6.125%	2/15/17	500	524
Energy Transfer Partners LP	9.000%	4/15/19	2,425	2,967
Energy Transfer Partners LP	6.625%	10/15/36	750	755
Energy Transfer Partners LP	7.500%	7/1/38	100	112
6 Enron Corp.	7.625%	9/10/04	400	1
6 Enron Corp.	6.625%	11/15/05	300	1
6 Enron Corp.	7.125%	5/15/07	1,800	4
6 Enron Corp.	6.875%	10/15/07	1,800	4
6 Enron Corp.	6.750%	8/1/09	1,300	3
Enterprise Products Operating LLC	4.950%	6/1/10	200	201
Enterprise Products Operating LLC	5.650%	4/1/13	950	1,027
Enterprise Products Operating LLC	5.900%	4/15/13	625	679
Enterprise Products Operating LLC	9.750%	1/31/14	7,325	8,894
Enterprise Products Operating LLC	5.600%	10/15/14	5,725	6,205
Enterprise Products Operating LLC	6.300%	9/15/17	2,850	3,127
Enterprise Products Operating LLC	6.650%	4/15/18	975	1,081
Enterprise Products Operating LLC	6.500%	1/31/19	750	827
Enterprise Products Operating LLC	6.875%	3/1/33	2,100	2,241
Enterprise Products Operating LLC	7.550%	4/15/38	425	486
EQT Corp.	6.500%	4/1/18	3,175	3,409
EQT Corp.	8.125%	6/1/19	2,275	2,712
6 HNG Internorth	9.625%	3/15/06	1,000	2
KeySpan Corp.	8.000%	11/15/30	150	182
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,825	1,998
Kinder Morgan Energy Partners LP	5.850%	9/15/12	2,100	2,279
Kinder Morgan Energy Partners LP	5.000%	12/15/13	5,800	6,186
Kinder Morgan Energy Partners LP	5.125%	11/15/14	3,250	3,450
Kinder Morgan Energy Partners LP	5.950%	2/15/18	2,300	2,458
Kinder Morgan Energy Partners LP	7.300%	8/15/33	350	389
Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	206
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,000	2,164
Kinder Morgan Energy Partners LP	6.500%	9/1/39	3,275	3,354
Magellan Midstream Partners LP	5.650%	10/15/16	250	263
Magellan Midstream Partners LP	6.550%	7/15/19	1,750	1,938
National Grid PLC	6.300%	8/1/16	2,450	2,722
NuStar Logistics LP	7.650%	4/15/18	1,700	1,913
Oneok Inc.	5.200%	6/15/15	1,000	1,072
Oneok Inc.	6.000%	6/15/35	750	720

ONEOK Partners LP	5.900%	4/1/12	2,125	2,275
ONEOK Partners LP	6.150%	10/1/16	3,550	3,818
ONEOK Partners LP	8.625%	3/1/19	2,500	3,097
ONEOK Partners LP	6.650%	10/1/36	4,450	4,627
ONEOK Partners LP	6.850%	10/15/37	2,675	2,878
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,900	3,092
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	325	362
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,000	2,148
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	153
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	325	337
Sempra Energy	6.000%	2/1/13	200	215
Sempra Energy	9.800%	2/15/19	1,500	1,962
Southern California Gas Co.	5.750%	11/15/35	400	408
4 Southern Natural Gas Co.	5.900%	4/1/17	2,925	3,048
Southern Union Co.	7.600%	2/1/24	200	223
Spectra Energy Capital LLC	6.250%	2/15/13	325	357
Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,329
Spectra Energy Capital LLC	5.668%	8/15/14	100	108
Spectra Energy Capital LLC	6.200%	4/15/18	325	349
Spectra Energy Capital LLC	6.750%	2/15/32	725	753
Tennessee Gas Pipeline Co.	7.625%	4/1/37	1,940	2,158
Texas Eastern Transmission LP	7.000%	7/15/32	100	112
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,325
TransCanada PipeLines Ltd.	4.000%	6/15/13	1,800	1,888
TransCanada PipeLines Ltd.	6.500%	8/15/18	7,540	8,534
TransCanada PipeLines Ltd.	7.125%	1/15/19	3,000	3,510
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,352
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	2,651
TransCanada PipeLines Ltd.	6.200%	10/15/37	3,450	3,558
TransCanada PipeLines Ltd.	7.625%	1/15/39	375	456
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,100	3,868
Transcontinental Gas Pipe Line Co. LLC	7.000%	8/15/11	950	1,018
4 Williams Partners LP	3.800%	2/15/15	1,200	1,198
4 Williams Partners LP	5.250%	3/15/20	2,200	2,186
4 Williams Partners LP	6.300%	4/15/40	1,650	1,641
				646,112
Total Corporate Bonds (Cost $5,372,849)				5,835,081
Sovereign Bonds (U.S. Dollar-Denominated) (3.7%)
African Development Bank	1.000%	11/23/11	2,100	2,095
African Development Bank	1.750%	10/1/12	1,150	1,151
African Development Bank	1.625%	2/11/13	2,800	2,783
African Development Bank	3.000%	5/27/14	7,175	7,204
Asian Development Bank	2.125%	3/15/12	1,575	1,606
Asian Development Bank	4.500%	9/4/12	325	347
Asian Development Bank	3.625%	9/5/13	7,400	7,821
Asian Development Bank	2.750%	5/21/14	8,875	9,020
Asian Development Bank	2.625%	2/9/15	7,900	7,829
Asian Development Bank	5.500%	6/27/16	1,850	2,058
Asian Development Bank	5.250%	6/12/17	100	111
Asian Development Bank	5.593%	7/16/18	1,700	1,855
Brazilian Government International Bond	11.000%	1/11/12	1,400	1,635
Brazilian Government International Bond	10.250%	6/17/13	800	988
Brazilian Government International Bond	10.500%	7/14/14	1,275	1,632
Brazilian Government International Bond	7.875%	3/7/15	4,875	5,770

Brazilian Government International Bond	6.000%	1/17/17	7,675	8,337
3 Brazilian Government International Bond	8.000%	1/15/18	8,867	10,319
Brazilian Government International Bond	5.875%	1/15/19	17,250	18,509
Brazilian Government International Bond	8.875%	10/14/19	3,600	4,644
Brazilian Government International Bond	8.875%	4/15/24	1,525	2,005
Brazilian Government International Bond	8.750%	2/4/25	4,200	5,534
Brazilian Government International Bond	10.125%	5/15/27	4,200	6,157
Brazilian Government International Bond	8.250%	1/20/34	2,775	3,535
Brazilian Government International Bond	7.125%	1/20/37	11,425	12,994
Brazilian Government International Bond	11.000%	8/17/40	9,900	13,246
Brazilian Government International Bond	5.625%	1/7/41	3,525	3,318
Canada Mortgage & Housing Corp.	4.800%	10/1/10	325	330
Chile Government International Bond	7.125%	1/11/12	1,225	1,336
Chile Government International Bond	5.500%	1/15/13	1,000	1,077
China Development Bank Corp.	4.750%	10/8/14	2,625	2,761
China Development Bank Corp.	5.000%	10/15/15	525	566
China Government International Bond	4.750%	10/29/13	1,800	1,957
Corp Andina de Fomento	8.125%	6/4/19	5,775	6,764
Corp. Andina de Fomento	5.200%	5/21/13	1,375	1,453
Corp. Andina de Fomento	5.750%	1/12/17	4,700	4,867
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,193
Development Bank of Japan	4.250%	6/9/15	625	660
Eksportfinans ASA	1.875%	4/2/13	550	548
Eksportfinans ASA	3.000%	11/17/14	1,675	1,680
Eksportfinans ASA	5.500%	5/25/16	2,700	2,967
Eksportfinans ASA	5.500%	6/26/17	4,175	4,569
European Bank for Reconstruction &
Development	1.250%	6/10/11	300	301
European Investment Bank	4.625%	9/15/10	3,525	3,592
European Investment Bank	2.625%	5/16/11	1,275	1,300
European Investment Bank	5.250%	6/15/11	5,625	5,895
European Investment Bank	3.125%	7/15/11	2,125	2,188
European Investment Bank	3.250%	10/14/11	1,150	1,186
European Investment Bank	2.625%	11/15/11	950	972
European Investment Bank	2.000%	2/10/12	24,100	24,443
European Investment Bank	4.625%	3/21/12	7,600	8,033
4 European Investment Bank	1.125%	4/16/12	9,100	9,083
European Investment Bank	1.750%	9/14/12	8,000	8,042
^ European Investment Bank	1.625%	3/15/13	7,800	7,751
European Investment Bank	2.875%	3/15/13	2,825	2,907
European Investment Bank	3.250%	5/15/13	6,900	7,180
European Investment Bank	4.250%	7/15/13	11,900	12,765
European Investment Bank	2.375%	3/14/14	7,400	7,444
European Investment Bank	4.625%	5/15/14	11,075	11,942
European Investment Bank	3.125%	6/4/14	20,425	20,842
European Investment Bank	2.875%	1/15/15	7,875	7,909
European Investment Bank	2.750%	3/23/15	10,325	10,263
European Investment Bank	4.875%	2/16/16	4,500	4,909
European Investment Bank	5.125%	9/13/16	700	771
European Investment Bank	4.875%	1/17/17	6,325	6,884
European Investment Bank	5.125%	5/30/17	9,150	10,044
European Investment Bank	4.875%	2/15/36	100	97
Export Development Canada	3.750%	7/15/11	200	207
Export Development Canada	2.625%	11/15/11	1,475	1,513
Export Development Canada	2.375%	3/19/12	3,825	3,908
Export Development Canada	1.750%	9/24/12	7,575	7,640
Export Development Canada	3.125%	4/24/14	175	179
Export-Import Bank of Korea	5.500%	10/17/12	3,025	3,218

Export-Import Bank of Korea	8.125%	1/21/14	6,700	7,708
Export-Import Bank of Korea	5.875%	1/14/15	1,750	1,888
Export-Import Bank of Korea	5.125%	3/16/15	3,275	3,422
Export-Import Bank of Korea	4.125%	9/9/15	3,950	3,952
Financement-Quebec	5.000%	10/25/12	1,275	1,374
Hungary Government International Bond	4.750%	2/3/15	1,050	1,073
Hydro Quebec	6.300%	5/11/11	2,825	2,993
Hydro Quebec	8.000%	2/1/13	2,750	3,183
Hydro Quebec	7.500%	4/1/16	1,150	1,391
Hydro Quebec	8.400%	1/15/22	2,450	3,178
Hydro Quebec	8.050%	7/7/24	1,350	1,777
Hydro Quebec	8.500%	12/1/29	100	130
Inter-American Development Bank	1.500%	6/23/11	2,450	2,475
Inter-American Development Bank	4.750%	10/19/12	3,975	4,278
Inter-American Development Bank	3.500%	3/15/13	2,625	2,762
Inter-American Development Bank	3.000%	4/22/14	11,725	11,893
Inter-American Development Bank	4.250%	9/14/15	450	474
Inter-American Development Bank	5.125%	9/13/16	100	110
Inter-American Development Bank	4.250%	9/10/18	7,875	8,047
Inter-American Development Bank	3.875%	9/17/19	12,500	12,415
Inter-American Development Bank	3.875%	2/14/20	2,300	2,265
Inter-American Development Bank	7.000%	6/15/25	1,125	1,353
International Bank for Reconstruction &
Development	3.125%	11/15/11	375	386
International Bank for Reconstruction &
Development	2.000%	4/2/12	16,225	16,480
International Bank for Reconstruction &
Development	3.500%	10/8/13	4,410	4,618
International Bank for Reconstruction &
Development	5.000%	4/1/16	4,100	4,498
International Bank for Reconstruction &
Development	7.625%	1/19/23	950	1,238
International Bank for Reconstruction &
Development	8.875%	3/1/26	450	642
International Bank for Reconstruction &
Development	4.750%	2/15/35	5,525	5,354
International Finance Corp.	3.500%	5/15/13	2,350	2,477
International Finance Corp.	3.000%	4/22/14	11,675	11,763
Israel Government International Bond	4.625%	6/15/13	750	799
Israel Government International Bond	5.125%	3/1/14	200	216
Israel Government International Bond	5.500%	11/9/16	2,800	3,011
Israel Government International Bond	5.125%	3/26/19	5,350	5,440
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	650	678
Japan Bank for International
Cooperation/Japan	2.125%	11/5/12	8,000	8,076
Japan Bank for International
Cooperation/Japan	4.375%	11/26/12	1,950	2,077
Japan Bank for International
Cooperation/Japan	4.250%	6/18/13	4,800	5,095
Japan Bank for International
Cooperation/Japan	2.875%	2/2/15	6,300	6,272
Japan Finance Organization for Municipalities	4.625%	4/21/15	2,150	2,315
Japan Finance Organization for Municipalities	5.000%	5/16/17	1,100	1,173
Korea Development Bank	5.300%	1/17/13	1,200	1,255
Korea Development Bank	5.750%	9/10/13	3,300	3,533
Korea Development Bank	8.000%	1/23/14	3,150	3,609
Korea Development Bank	4.375%	8/10/15	1,800	1,820

Korea Electric Power Corp.	7.750%	4/1/13	2,200	2,476
Kreditanstalt fuer Wiederaufbau	3.750%	6/27/11	7,550	7,812
Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	4,775	4,935
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	5,125	5,209
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	9,925	10,127
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	4,425	4,704
Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	12,900	12,937
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	19,600	20,269
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	4,000	4,162
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	7,500	7,844
Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	300	311
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	614
Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	10,250	10,278
Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	11,875	11,714
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	14,000	15,333
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	4,600	4,779
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	6,425	6,740
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	19,300	20,675
Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	5,500	5,458
Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	5,450	1,395
Landeskreditbank Baden-Wuerttemberg
Foerderbank	4.875%	1/13/12	2,625	2,733
Landwirtschaftliche Rentenbank	5.250%	7/2/12	2,675	2,867
Landwirtschaftliche Rentenbank	1.875%	9/24/12	9,150	9,176
Landwirtschaftliche Rentenbank	3.250%	3/15/13	7,000	7,156
Landwirtschaftliche Rentenbank	4.125%	7/15/13	2,500	2,626
Landwirtschaftliche Rentenbank	3.125%	7/15/15	3,550	3,567
Landwirtschaftliche Rentenbank	4.875%	11/16/15	4,125	4,441
Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,000	2,180
Malaysia Government International Bond	7.500%	7/15/11	3,575	3,840
Mexico Government International Bond	7.500%	1/14/12	3,325	3,691
Mexico Government International Bond	6.375%	1/16/13	4,250	4,724
Mexico Government International Bond	6.625%	3/3/15	5,975	6,752
Mexico Government International Bond	11.375%	9/15/16	1,325	1,865
Mexico Government International Bond	5.625%	1/15/17	16,375	17,545
Mexico Government International Bond	8.125%	12/30/19	4,325	5,385
Mexico Government International Bond	8.300%	8/15/31	3,125	4,016
Mexico Government International Bond	6.750%	9/27/34	11,800	13,014
Nordic Investment Bank	3.875%	6/15/10	200	201
Nordic Investment Bank	1.625%	1/28/13	5,300	5,283
Nordic Investment Bank	2.625%	10/6/14	4,000	3,995
Nordic Investment Bank	5.000%	2/1/17	1,150	1,258
Oesterreichische Kontrollbank AG	3.125%	10/14/11	4,725	4,852
Oesterreichische Kontrollbank AG	4.750%	11/8/11	725	763
Oesterreichische Kontrollbank AG	1.875%	3/21/12	2,275	2,285
Oesterreichische Kontrollbank AG	4.750%	10/16/12	2,025	2,180
Oesterreichische Kontrollbank AG	1.750%	3/11/13	6,900	6,853
Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,600	2,721
Oesterreichische Kontrollbank AG	5.000%	4/25/17	4,025	4,302
Ontario Electricity Financial Corp.	7.450%	3/31/13	1,450	1,642
Pemex Project Funding Master Trust	9.125%	10/13/10	175	183
Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,861
Pemex Project Funding Master Trust	5.750%	3/1/18	8,925	9,143
Pemex Project Funding Master Trust	6.625%	6/15/35	4,600	4,508
Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	1,980
Peruvian Government International Bond	9.125%	2/21/12	200	228
Peruvian Government International Bond	9.875%	2/6/15	2,150	2,722
Peruvian Government International Bond	8.375%	5/3/16	1,525	1,854

Peruvian Government International Bond	7.125%	3/30/19	7,350	8,497
Peruvian Government International Bond	7.350%	7/21/25	1,525	1,769
3 Peruvian Government International Bond	6.550%	3/14/37	5,200	5,564
Petrobras International Finance Co.	6.125%	10/6/16	4,850	5,187
Petrobras International Finance Co.	5.875%	3/1/18	4,075	4,235
Petrobras International Finance Co.	8.375%	12/10/18	3,700	4,412
Petrobras International Finance Co.	7.875%	3/15/19	7,575	8,825
Petrobras International Finance Co.	5.750%	1/20/20	2,850	2,915
Petrobras International Finance Co.	6.875%	1/20/40	1,975	2,045
4 Petroleos Mexicanos	4.875%	3/15/15	4,450	4,567
Petroleos Mexicanos	8.000%	5/3/19	1,675	1,972
4 Petroleos Mexicanos	6.000%	3/5/20	2,150	2,199
Poland Government International Bond	6.250%	7/3/12	2,425	2,638
Poland Government International Bond	5.250%	1/15/14	800	860
Poland Government International Bond	5.000%	10/19/15	750	792
Poland Government International Bond	6.375%	7/15/19	15,275	16,734
Province of Manitoba Canada	4.900%	12/6/16	5,475	5,895
Province of Nova Scotia Canada	5.750%	2/27/12	550	593
Province of Ontario Canada	3.375%	5/20/11	5,575	5,734
Province of Ontario Canada	5.000%	10/18/11	4,625	4,906
Province of Ontario Canada	1.875%	11/19/12	8,450	8,513
Province of Ontario Canada	4.100%	6/16/14	13,250	14,068
Province of Ontario Canada	2.950%	2/5/15	3,200	3,207
Province of Ontario Canada	4.750%	1/19/16	1,025	1,098
Province of Ontario Canada	5.450%	4/27/16	5,675	6,293
Province of Ontario Canada	4.000%	10/7/19	7,750	7,616
Province of Quebec Canada	4.875%	5/5/14	275	291
Province of Quebec Canada	4.600%	5/26/15	2,250	2,411
Province of Quebec Canada	5.125%	11/14/16	7,275	7,916
Province of Quebec Canada	4.625%	5/14/18	3,975	4,186
Province of Quebec Canada	7.125%	2/9/24	325	395
Province of Quebec Canada	7.500%	9/15/29	2,575	3,336
Province of Saskatchewan Canada	7.375%	7/15/13	425	493
Region of Lombardy Italy	5.804%	10/25/32	1,050	1,016
Republic of Italy	3.500%	7/15/11	2,475	2,548
Republic of Italy	5.625%	6/15/12	1,875	2,026
Republic of Italy	2.125%	10/5/12	3,450	3,465
Republic of Italy	4.375%	6/15/13	4,350	4,611
Republic of Italy	4.500%	1/21/15	4,000	4,205
Republic of Italy	3.125%	1/26/15	10,575	10,501
Republic of Italy	4.750%	1/25/16	8,075	8,439
Republic of Italy	5.250%	9/20/16	13,275	14,192
Republic of Italy	6.875%	9/27/23	4,600	5,257
Republic of Italy	5.375%	6/15/33	5,650	5,618
Republic of Korea	4.250%	6/1/13	5,700	5,966
Republic of Korea	5.750%	4/16/14	3,175	3,463
Republic of Korea	4.875%	9/22/14	2,400	2,543
Republic of Korea	7.125%	4/16/19	3,175	3,728
Republic of Korea	5.625%	11/3/25	575	583
South Africa Government International Bond	7.375%	4/25/12	2,650	2,912
South Africa Government International Bond	6.875%	5/27/19	7,375	8,232
South Africa Government International Bond	5.500%	3/9/20	2,125	2,152
South Africa Government International Bond	5.875%	5/30/22	1,075	1,099
Svensk Exportkredit AB	4.000%	6/15/10	875	881
Svensk Exportkredit AB	3.250%	9/16/14	5,050	5,150
Svensk Exportkredit AB	5.125%	3/1/17	550	591
United Mexican States	5.875%	2/17/14	8,025	8,819
United Mexican States	5.950%	3/19/19	5,975	6,453

United Mexican States	5.125%	1/15/20	1,950	1,965
United Mexican States	6.050%	1/11/40	1,375	1,372
Total Sovereign Bonds (Cost $1,090,524)				1,121,718
Taxable Municipal Bonds (0.5%)
American Muni. Power Ohio Inc.	6.053%	2/15/43	400	381
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	2,325	2,347
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	2,250	2,332
Board of Trustees of The Leland Stanford
Junior University	4.250%	5/1/16	750	779
California GO	5.250%	4/1/14	1,175	1,218
California GO	5.750%	3/1/17	4,000	4,085
California GO	6.200%	3/1/19	1,100	1,124
California GO	6.200%	10/1/19	3,925	4,015
California GO	7.500%	4/1/34	9,225	9,528
California GO	5.650%	4/1/39	1,225	1,273
California GO	7.300%	10/1/39	1,200	1,204
California GO	7.350%	11/1/39	8,200	8,171
California GO	7.625%	3/1/40	2,950	3,074
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	550	534
Chicago IL Board of Educ. GO	6.138%	12/1/39	400	407
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	1,000	1,010
Chicago IL Transit Auth. Rev.	6.200%	12/1/40	1,650	1,644
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	2,625	2,813
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	550	554
Commonwealth Financing Auth. Pennsylvania
Rev.	6.218%	6/1/39	2,350	2,404
Connecticut GO	5.850%	3/15/32	5,475	5,751
Dallas County TX Hosp. Dist. GO	5.621%	8/15/44	750	751
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	1,500	1,603
Dartmouth College	4.750%	6/1/19	275	284
Denver CO City & County School Dist.	5.664%	12/1/33	525	528
District of Columbia Income Tax Rev.	5.591%	12/1/34	450	448
Georgia GO	4.503%	11/1/25	2,300	2,268
Howard Hughes Medical Institute	3.450%	9/1/14	1,450	1,493
Illinois GO	2.766%	1/1/12	4,800	4,841
Illinois GO	4.071%	1/1/14	4,800	4,855
Illinois GO	4.950%	6/1/23	5,125	4,745
Illinois GO	5.100%	6/1/33	13,500	11,134
Illinois GO	6.630%	2/1/35	1,050	1,046
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.851%	12/1/34	625	607
Indianapolis IN Local Public Improvement
Bond Bank Notes	6.116%	1/15/40	3,700	3,754
Johns Hopkins University	5.250%	7/1/19	2,275	2,397
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	1,525	1,479
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	650	697
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	2,400	2,360
Los Angeles CA USD GO	5.750%	7/1/34	4,600	4,234
Maryland Transp. Auth. Rev.	5.888%	7/1/43	700	706
Massachusetts GO	5.456%	12/1/39	2,000	1,999
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	950	958
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	800	728

Metro. Transp. Auth. NY Rev.	6.648%	11/15/39	1,750	1,793
Metro. Washington DC/VA Airports Auth.
Airport System Rev.	7.462%	10/1/46	525	543
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	600	588
Muni. Electric Auth. Georgia Rev.	6.637%	4/1/57	3,050	3,028
Muni. Electric Auth. Georgia Rev.	6.655%	4/1/57	2,250	2,239
Muni. Electric Auth. Georgia Rev.	7.055%	4/1/57	1,275	1,242
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	3,175	3,500
New Jersey Transp. Trust Fund Auth. Rev.	6.561%	12/15/40	1,300	1,349
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	900	909
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	3,850	4,475
New York City NY GO	5.968%	3/1/36	1,250	1,240
New York City NY GO	5.985%	12/1/36	600	592
New York City NY Muni. Water Finance Auth.	6.011%	6/15/42	350	353
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/41	500	489
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.952%	6/15/42	1,150	1,150
New York City NY Transitional Finance Auth.
Rev.	5.767%	8/1/36	750	744
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	625	724
New York Metro. Transp. Auth. Rev.	6.089%	11/15/40	400	397
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	2,175	2,148
North Texas Tollway Auth. Rev.	6.718%	1/1/49	1,250	1,315
Oregon (Taxable Pension) GO	5.762%	6/1/23	650	668
Oregon (Taxable Pension) GO	5.892%	6/1/27	975	999
Oregon GO	4.759%	6/30/28	700	582
Oregon GO	5.528%	6/30/28	375	339
Oregon State Dept. Transp. Highway Usertax
Rev.	5.834%	11/15/34	550	550
Pennsylvania GO	4.650%	2/15/26	850	827
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	850	878
Princeton University	5.700%	3/1/39	1,500	1,542
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	1,500	1,569
San Antonio TX Electric & Gas Rev.	5.718%	2/1/41	1,175	1,196
San Diego County CA Water Auth.	6.138%	5/1/49	750	760
Tobacco Settlement West Virginia Finance
Auth. Rev.	7.467%	6/1/47	1,415	1,135
Univ. of California Regents	6.583%	5/15/49	975	1,005
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	650	630
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	525	537
Utah GO	4.554%	7/1/24	1,000	993
Washington GO	5.481%	8/1/39	270	273
Wisconsin GO	4.800%	5/1/13	775	836
Wisconsin GO	5.700%	5/1/26	900	904
Total Taxable Municipal Bonds (Cost $150,702)				153,604
			Shares
Temporary Cash Investment (5.6%)
Money Market Fund (5.6%)
[7,8] Vanguard Market Liquidity Fund
(Cost $1,687,381)	0.183%		1,687,381,154	1,687,381
Total Investments (104.4%) (Cost $30,743,571)				31,495,755
Other Assets and Liabilities-Net (-4.4%)[8]				(1,331,774)
Net Assets (100%)				30,163,981

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,359,000.

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities was $175,642,000, representing 0.6% of net assets.
5 Adjustable-rate security.
6 Non-income-producing security--security in default.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Includes $7,548,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
USD—United School District.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	21,538,207	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,159,764	—
Corporate Bonds	—	5,835,066	15
Sovereign Bonds	—	1,121,718	—
Taxable Municipal Bonds	—	153,604	—
Temporary Cash Investments	1,687,381	—	—
Total	1,687,381	29,808,359	15

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	15
Transfers in and/or out of Level 3	—
Balance as of March 31, 2010	15

C. At March 31, 2010, the cost of investment securities for tax purposes was $30,743,571,000. Net unrealized appreciation of investment securities for tax purposes was $752,184,000, consisting of unrealized gains of $867,939,000 on securities that had risen in value since their purchase and $115,755,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*

F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010
VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.